SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited)

	FACE AMOUNT	VALUE†
YANKEE CORPORATE BONDS AND NOTES — 16.0%
Communication — 0.8%
NTT Finance Corp., 0.583%, 3/01/24 ±	$3,500,000	$3,356,749

Financial — 13.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.875%, 8/14/24	3,000,000	2,866,918
Bank of Montreal, 0.625%, 7/09/24	2,000,000	1,891,076
Canadian Imperial Bank of Commerce, 3.100%, 4/02/24	4,500,000	4,379,967
Cooperatieve Rabobank UA, 1.375%, 1/10/25	3,762,000	3,534,566
Cooperatieve Rabobank UA, 2.625%, 7/22/24 ±	2,000,000	1,934,425
Mitsubishi UFJ Financial Group, Inc., 3.407%, 3/07/24	3,946,000	3,869,728
National Australia Bank Ltd., 1.388%, 1/12/25 ±	4,000,000	3,772,405
NatWest Markets PLC, 0.800%, 8/12/24 ±	4,250,000	3,977,873
Skandinaviska Enskilda Banken AB, 0.650%, 9/09/24 ±	1,000,000	937,702
Societe Generale SA, 2.625%, 10/16/24 ±	750,000	708,325
Sumitomo Mitsui Banking Corp., 3.400%, 7/11/24	1,000,000	981,376
Sumitomo Mitsui Financial Group, Inc., 2.696%, 7/16/24	1,966,000	1,897,434
Sumitomo Mitsui Trust Bank Ltd., 0.850%, 3/25/24 ±	5,000,000	4,787,425
Svenska Handelsbanken AB, 0.625%, 6/30/23 ±	5,000,000	4,939,092
Svenska Handelsbanken AB, 3.900%, 11/20/23	2,000,000	1,974,378
Westpac Banking Corp., 1.019%, 11/18/24	10,300,000	9,684,618
Westpac Banking Corp., 3.300%, 2/26/24	2,000,000	1,964,591

		54,101,899

Government — 2.2%
Inter-American Development Bank, 3.000%, 10/04/23	7,441,000	7,368,775
International Bank for Reconstruction & Development, 3.000%, 9/27/23	1,000,000	991,279
Province of Alberta Canada, 3.350%, 11/01/23	1,000,000	990,951

		9,351,005

TOTAL YANKEE CORPORATE BONDS AND NOTES (Identified Cost $69,483,336)		66,809,653

CORPORATE BONDS AND NOTES — 15.3%
Basic Material — 0.5%
Georgia-Pacific LLC, 3.600%, 3/01/25 ±	2,000,000	1,949,782

Communications — 2.0%
Amazon.com, Inc., 2.730%, 4/13/24	5,000,000	4,901,392
Discovery Communications LLC, 3.900%, 11/15/24	2,680,000	2,604,341

	FACE AMOUNT	VALUE†
Omnicom Group, Inc./Omnicom Capital, Inc., 3.650%, 11/01/24	$1,004,000	$983,832

		8,489,565

Consumer, Cyclical — 1.6%
Marriott International, Inc., 3.600%, 4/15/24	2,750,000	2,703,997
Mercedes-Benz Finance North America LLC, 2.700%, 6/14/24 ±	2,000,000	1,948,660
Volkswagen Group of America Finance LLC, 2.850%, 9/26/24 ±	2,000,000	1,932,434

		6,585,091

Consumer, Non-cyclical — 2.6%
Cardinal Health, Inc., 3.079%, 6/15/24	3,165,000	3,093,630
Cigna Corp., 3.500%, 6/15/24	3,000,000	2,943,452
Elevance Health, Inc., 2.375%, 1/15/25	1,000,000	957,470
Elevance Health, Inc., 3.500%, 8/15/24	1,500,000	1,469,669
Gilead Sciences, Inc., 3.700%, 4/01/24	1,001,000	989,557
Laboratory Corp. of America Holdings, 3.600%, 2/01/25	1,500,000	1,458,983

		10,912,761

Energy — 1.3%
Energy Transfer LP, 4.050%, 3/15/25	2,500,000	2,451,931
Marathon Petroleum Corp., 3.625%, 9/15/24	3,000,000	2,955,513

		5,407,444

Financial — 5.5%
American Express Co., 3.375%, 5/03/24	4,500,000	4,411,334
Capital One Financial Corp., 3.200%, 2/05/25	1,000,000	940,095
Citigroup, Inc., 3.750%, 6/16/24	3,000,000	2,948,150
Goldman Sachs Group, Inc. (The), 3.850%, 7/08/24	2,000,000	1,960,427
Goldman Sachs Group, Inc. (The), 4.000%, 3/03/24	1,000,000	986,271
JPMorgan Chase & Co., 3.875%, 2/01/24	1,500,000	1,481,594
Morgan Stanley, 3.875%, 4/29/24	4,800,000	4,740,794
Nuveen Finance LLC, 4.125%, 11/01/24 ±	4,000,000	3,921,865
Vornado Realty LP, 3.500%, 1/15/25	1,879,000	1,699,096

		23,089,626

Industrial — 1.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.450%, 7/01/24 ±	1,750,000	1,703,787
Raytheon Technologies Corp., 3.200%, 3/15/24	2,695,000	2,648,461

		4,352,248

Utility — 0.7%
Edison International, 3.550%, 11/15/24	3,000,000	2,915,284

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $66,012,221)		63,701,801

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	FACE AMOUNT	VALUE†
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 66.7%
Sovereign — 0.2%
Federal Home Loan Bank Discount Notes, 0.00%, 2/06/24 #	$1,000,000	$961,757

U.S. Treasury Securities — 66.5%
U.S. Treasury Floating Rate Note, 4.931%, 1/31/25 ‡	5,000,000	5,002,300
U.S. Treasury Note, 0.125%, 8/15/23	750,000	737,152
U.S. Treasury Note, 0.125%, 8/31/23	8,000,000	7,849,844
U.S. Treasury Note, 0.125%, 10/15/23	41,750,000	40,731,773
U.S. Treasury Note, 0.125%, 12/15/23	17,250,000	16,708,814
U.S. Treasury Note, 0.250%, 9/30/23	41,750,000	40,857,271
U.S. Treasury Note, 0.250%, 11/15/23	42,500,000	41,335,814
U.S. Treasury Note, 0.375%, 10/31/23	42,500,000	41,443,643
U.S. Treasury Note, 0.500%, 11/30/23	43,250,000	42,058,600
U.S. Treasury Note, 0.750%, 12/31/23	42,000,000	40,767,728

		277,492,939

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Identified Cost $281,173,789)		278,454,696

SHORT-TERM INVESTMENTS — 3.0%
Commercial Paper — 1.5%
Caisse des Depots et Consignations, 0.00%, 6/06/23 #	4,000,000	3,963,470
Societe Generale SA, 5.050%, 5/01/23	690,000	687,290
Swedbank AB, 5.100%, 6/20/23	1,500,000	1,483,354

		6,134,114

	SHARES
Investment Company — 1.5%
State Street Institutional U.S. Government Money Market Fund 4.450%	6,351,082	6,351,082

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $12,486,883)		12,485,196

Total Investments — 101.0% (Identified Cost $429,156,229)		421,451,346
Liabilities, Less Cash and Other Assets — (1.0%)		(4,036,836)

Net Assets — 100.0%		$417,414,510

±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2023 amounted to $35,870,525 or 8.59% of the net assets of the Fund.

#	Zero coupon bond
‡	Floating rate or variable rate note. Rate shown is as of March 31, 2023.

The accompanying notes are an integral part of these portfolio of investments.

Portfolio Sectors as of March 31, 2023

(As a percentage of total excluding short-term money market investment) (Unaudited)

Sector	Percentage
Government	69.3%
Financial	18.6%
Communications	2.9%
Consumer, Non-cyclical	2.6%
Consumer, Cyclical	1.6%
Commercial Paper	1.5%
Energy	1.3%
Industrial	1.0%
Utilities	0.7%
Basic Materials	0.5%

100.0%

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 97.6%
Belgium — 0.0%
Titan Cement International SA *	2,956	$46,997

Brazil — 3.1%
Anima Holding SA *	29,700	14,708
Atacadao SA	18,062	44,153
Banco Bradesco SA	83,233	194,598
Banco Bradesco SA, ADR @	136,380	357,316
Banco do Brasil SA	51,498	397,377
Banco Santander Brasil SA	19,597	103,621
BRF SA *	45,699	55,992
Camil Alimentos SA	8,900	11,941
Cia Brasileira de Distribuicao	20,555	59,737
Cia Siderurgica Nacional SA	26,464	80,617
Cia Siderurgica Nacional SA, ADR	17,252	52,964
Cielo SA	94,852	90,764
Cogna Educacao *	137,975	50,906
Cyrela Brazil Realty SA Empreendimentos e Participacoes	30,113	83,653
Dexco SA	16,054	18,625
Direcional Engenharia SA	8,900	28,060
Embraer SA *	7,694	31,560
Embraer SA, ADR *	12,729	208,374
Enauta Participacoes SA	13,118	29,324
Ez Tec Empreendimentos e Participacoes SA	8,100	19,465
Gerdau SA, ADR	101,235	499,087
GRUPO DE MODA SOMA SA	18,600	29,762
Guararapes Confeccoes SA	6,900	5,854
Hapvida Participacoes e Investimentos SA *±	210,570	108,849
Hidrovias do Brasil SA *	52,188	22,138
International Meal Co. Alimentacao SA Class A *	16,347	6,257
Iochpe Maxion SA	12,197	28,877
IRB Brasil Resseguros SA *	2,346	10,294
Jalles Machado SA	15,200	20,273
JBS SA	57,145	201,252
JHSF Participacoes SA	40,831	29,807
MRV Engenharia e Participacoes SA	22,336	28,116
Multilaser Industrial SA	11,334	3,064
Natura & Co. Holding SA	51,408	133,884
Petroleo Brasileiro SA	344,373	1,799,848
Petroleo Brasileiro SA, ADR	1,600	16,688
Positivo Tecnologia SA	9,100	13,627
TIM SA	62,197	154,374
Tupy SA	3,847	18,383
Ultrapar Participacoes SA	45,846	126,273
Usinas Siderurgicas de Minas Gerais SA	9,100	14,309
Vale SA	20,412	323,349
Via S/A *	96,044	35,625
Vibra Energia SA	73,146	207,960
YDUQS Participacoes SA	12,700	17,665
Zamp SA *	22,200	20,367

		5,809,737

British Virgin Islands — 0.0%
AsiaInfo Technologies Ltd. ±	10,000	18,472

Canada — 0.0%
China Gold International Resources Corp. Ltd.	13,700	50,088

Cayman Islands — 0.0%
Baozun, Inc., Class A *	4,600	8,462
Edvantage Group Holdings Ltd.	32,244	11,008

	SHARES	VALUE†
Fulgent Sun International Holding Co. Ltd.	8,000	$35,077
Gourmet Master Co. Ltd.	5,000	23,812
HUYA, Inc., ADR *	1,730	6,245

		84,604

Chile — 0.6%
Banco de Credito e Inversiones SA	363	10,641
CAP SA	4,662	38,761
Cencosud SA	98,037	189,441
Cia Sud Americana de Vapores SA	206,953	20,578
Empresa Nacional de Telecomunicaciones SA	13,467	53,113
Empresas CMPC SA	61,213	102,298
Empresas COPEC SA	30,223	213,301
Enel Americas SA	873,666	115,076
Falabella SA	38,983	89,649
Grupo Security SA	123,808	24,687
Hortifrut SA	6,080	9,676
Inversiones Aguas Metropolitanas SA	38,384	26,076
Itau CorpBanca Chile SA *	10,190,153	25,114
PAZ Corp. SA	9,073	4,938
Ripley Corp. SA	81,141	17,251
Sigdo Koppers SA	27,803	39,174
SMU SA	147,411	27,057
Sociedad Matriz SAAM SA	550,961	60,302
SONDA SA	83,103	43,910

		1,111,043

China — 30.8%
360 DigiTech, Inc., ADR	5,298	102,781
360 Security Technology, Inc., Class A	20,500	52,057
361 Degrees International Ltd. *	71,000	35,274
3SBio, Inc. ±	106,000	105,596
A-Living Smart City Services Co. Ltd. ±	41,000	35,569
AAC Technologies Holdings, Inc. *@	60,500	149,210
Accelink Technologies Co. Ltd. Class A	9,200	34,809
Addsino Co Ltd., Class A	16,300	26,685
Advanced Technology & Materials Co. Ltd. Class A *	13,900	18,508
Agile Group Holdings Ltd. *@	131,091	29,224
Agricultural Bank of China Ltd., H Shares	1,776,000	658,373
Alibaba Group Holding Ltd. *	202,200	2,586,132
Aluminum Corp. of China Ltd., H Shares	328,000	166,300
Angang Steel Co. Ltd., H Shares	142,999	45,724
Anhui Conch Cement Co. Ltd., H Shares	117,500	407,139
Anhui Guangxin Agrochemical Co. Ltd., Class A	3,080	14,782
Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	6,500	8,031
Anhui Jinhe Industrial Co. Ltd., Class A	5,000	21,886
Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	13,800	15,041
Anhui Zhongding Sealing Parts Co. Ltd., Class A	13,300	24,599
Anton Oilfield Services Group *	226,000	11,372
Asia - Potash International Investment Guangzhou Co. Ltd., Class A *	4,400	17,499
Asia Cement China Holdings Corp.	40,000	17,172
Avary Holding Shenzhen Co. Ltd., Class A *	12,300	55,523
AviChina Industry & Technology Co. Ltd., H Shares @	254,000	133,311
BAIC Motor Corp. Ltd., H Shares ±	145,000	40,268
Baidu, Inc., ADR *	11,412	1,722,299
Baidu, Inc., Class A *	5,150	97,556
Bank of Beijing Co. Ltd., Class A	98,400	63,005
Bank of Changsha Co. Ltd., Class A	25,500	29,352

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Bank of Chengdu Co. Ltd., Class A	26,000	$51,305
Bank of China Ltd., H Shares	5,655,902	2,168,724
Bank of Chongqing Co. Ltd., H Shares @	46,500	25,353
Bank of Communications Co. Ltd., H Shares	529,400	333,155
Bank of Guiyang Co. Ltd., Class A	22,500	18,041
Bank of Hangzhou Co. Ltd., Class A	32,101	54,235
Bank of Jiangsu Co. Ltd. Class A	80,100	81,827
Bank of Nanjing Co. Ltd., Class A	61,300	79,927
Bank of Ningbo Co. Ltd., Class A	38,780	154,119
Bank of Shanghai Co. Ltd., Class A	68,500	59,710
Bank of Suzhou Co. Ltd., Class A	22,220	22,505
Baoshan Iron & Steel Co. Ltd., Class A	100,300	91,078
BBMG Corp., H Shares	184,000	23,909
Beijing Capital Development Co. Ltd., Class A	12,200	8,096
Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	48,000	20,745
Beijing Capital International Airport Co. Ltd., H Shares *	190,000	139,900
Beijing Dabeinong Technology Group Co. Ltd., Class A *	18,000	20,457
Beijing Easpring Material Technology Co. Ltd., Class A	2,700	22,600
Beijing Energy International Holding Co. Ltd. *	310,000	7,503
Beijing Enlight Media Co. Ltd., Class A	11,300	14,619
Beijing Enterprises Holdings Ltd.	46,000	165,543
Beijing Enterprises Water Group Ltd.	448,000	111,859
Beijing GeoEnviron Engineering & Technology, Inc., Class A	11,232	16,655
Beijing Haixin Energy Technology Co. Ltd.	35,800	20,839
Beijing Jetsen Technology Co. Ltd. Class A *	28,600	27,926
Beijing Jingyuntong Technology Co. Ltd., Class A	22,000	21,066
Beijing New Building Materials PLC Class A	10,000	39,058
Beijing Orient Landscape & Environment Co. Ltd., Class A *	20,000	5,879
Beijing Orient National Communication Science & Technology Co. Ltd., Class A *	8,200	17,983
Beijing Originwater Technology Co. Ltd., Class A	5,558	4,084
Beijing Shiji Information Technology Co. Ltd., Class A	4,508	16,833
Beijing Shougang Co. Ltd., Class A	27,500	15,247
Beijing Shunxin Agriculture Co. Ltd., Class A *	1,300	6,716
Beijing Sinnet Technology Co. Ltd., Class A	12,200	23,808
Beijing SL Pharmaceutical Co. Ltd., Class A	8,900	11,151
Beijing Thunisoft Corp. Ltd., Class A *	4,400	6,544
Beijing Yanjing Brewery Co. Ltd., Class A	9,600	19,572
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	108,000	82,039
BGI Genomics Co. Ltd. Class A	1,800	18,074
Blue Sail Medical Co. Ltd., Class A *	12,900	14,774
Bluefocus Intelligent Communications Group Co. Ltd., Class A	23,100	32,136
BOC International China Co. Ltd., Class A	14,300	22,349

	SHARES	VALUE†
BOE Technology Group Co. Ltd., Class A	220,300	$142,339
Bohai Leasing Co. Ltd., Class A *	64,900	19,833
Bright Dairy & Food Co. Ltd., Class A	7,700	11,978
Brilliance China Automotive Holdings Ltd. @	178,000	78,230
BTG Hotels Group Co. Ltd., Class A *	5,700	19,360
BYD Electronic International Co. Ltd.	67,500	209,812
C C Land Holdings Ltd.	106,500	23,064
C&D International Investment Group Ltd. @	21,187	69,500
C&S Paper Co. Ltd. Class A	6,700	11,797
Caitong Securities Co. Ltd., Class A	15,470	16,907
CECEP Solar Energy Co. Ltd., Class A	30,100	30,004
CECEP Wind-Power Corp., Class A *	49,010	27,601
Central China Management Co. Ltd.	81,000	5,366
Central China Real Estate Ltd.	84,106	2,357
CGN New Energy Holdings Co. Ltd. @	130,000	41,236
Changjiang Securities Co. Ltd., Class A	39,900	32,341
Chaowei Power Holdings Ltd.	71,000	15,466
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	4,900	13,106
Chengdu Wintrue Holding Co. Ltd., Class A	8,900	14,428
Chengtun Mining Group Co. Ltd., Class A	19,700	16,398
China Aircraft Leasing Group Holdings Ltd.	16,000	10,150
China Baoan Group Co. Ltd., Class A	9,000	14,891
China BlueChemical Ltd., H Shares	192,000	49,652
China Bohai Bank Co. Ltd., Class H ±	141,000	24,069
China CAMC Engineering Co. Ltd. Class A	20,600	31,866
China Cinda Asset Management Co. Ltd., Class H	664,000	83,741
China Citic Bank Corp. Ltd., H Shares	613,000	308,456
China Coal Energy Co. Ltd., H Shares	181,000	137,193
China Communication Services Corp. Ltd., H Shares	231,600	113,884
China Conch Environment Protection Holdings Ltd. *	97,500	30,430
China Conch Venture Holdings Ltd.	91,500	159,690
China Construction Bank Corp., H Shares	7,203,810	4,671,065
China CSSC Holdings Ltd., Class A	6,500	22,134
China Development Bank Financial Leasing Co. Ltd., H Shares ±	128,000	17,773
China Education Group Holdings Ltd. @	30,000	28,892
China Energy Engineering Corp. *	88,674	31,098
China Energy Engineering Corp. Ltd., H Shares @	152,000	18,976
China Everbright Bank Co. Ltd., H Shares	241,000	73,068
China Everbright Greentech Ltd. @±	65,000	13,331
China Everbright Ltd.	88,000	63,114
China Foods Ltd.	86,000	32,100
China Galaxy Securities Co. Ltd., H Shares	194,500	97,871
China Gas Holdings Ltd.	228,400	321,801
China Great Wall Securities Co. Ltd., Class A	8,500	10,254
China Greatwall Technology Group Co. Ltd. Class A	15,387	27,720
China High Speed Transmission Equipment Group Co. Ltd. *	44,000	16,423
China Hongqiao Group Ltd.	189,000	181,057
China Huiyuan Juice Group Ltd. §*	84,500	—
China International Marine Containers Group Co. Ltd., Class H	74,460	51,222

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
China Jinmao Holdings Group Ltd.	476,464	$92,866
China Jushi Co. Ltd., Class A *	22,631	48,115
China Lesso Group Holdings Ltd.	100,000	89,428
China Lilang Ltd.	31,000	15,362
China Medical System Holdings Ltd.	97,000	153,225
China Meheco Co. Ltd., Class A	13,860	27,672
China Merchants Bank Co. Ltd., H Shares	223,000	1,139,161
China Merchants Land Ltd. *	118,000	7,666
China Merchants Port Holdings Co. Ltd.	94,516	144,966
China Merchants Property Operation & Service Co. Ltd. Class A *	5,000	11,118
China Merchants Securities Co. Ltd., H Shares ±	19,660	18,834
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A *	22,000	43,604
China Minsheng Banking Corp. Ltd., H Shares @	395,880	135,660
China Modern Dairy Holdings Ltd. @	290,000	37,313
China National Accord Medicines Corp. Ltd., Class A	5,200	33,386
China National Building Material Co. Ltd., H Shares	396,850	325,573
China National Medicines Corp. Ltd., Class A	2,900	15,720
China National Nuclear Power Co. Ltd., Class A	101,100	94,011
China New Higher Education Group Ltd. ±	74,000	23,944
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd. Class A *	15,100	12,042
China Nonferrous Mining Corp. Ltd.	27,000	12,761
China Oil & Gas Group Ltd. *	200,000	7,134
China Oilfield Services Ltd., H Shares	112,000	114,855
China Oriental Group Co. Ltd. @	122,000	23,002
China Overseas Grand Oceans Group Ltd.	141,402	62,146
China Overseas Land & Investment Ltd.	279,000	673,874
China Pacific Insurance Group Co. Ltd., H Shares	162,600	431,879
China Petroleum & Chemical Corp., H Shares	1,946,400	1,150,498
China Railway Group Ltd., H Shares	291,000	177,568
China Railway Signal & Communication Corp. Ltd. H Shares ±	149,000	54,855
China Reinsurance Group Corp., H Shares	323,000	22,631
China Renaissance Holdings Ltd. @±*	11,300	10,465
China Resources Cement Holdings Ltd.	238,000	116,728
China Resources Double Crane Pharmaceutical Co. Ltd., Class A *	6,300	15,805
China Resources Gas Group Ltd.	70,000	258,156
China Resources Land Ltd.	302,000	1,377,291
China Resources Medical Holdings Co. Ltd.	71,500	61,937
China Resources Pharmaceutical Group Ltd. ±	134,500	106,573
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A *	5,100	42,637
China Risun Group Ltd.	58,000	26,451
China Sanjiang Fine Chemicals Co. Ltd.	44,000	9,585
China Shanshui Cement Group Ltd. *@	53,000	9,250
China Shenhua Energy Co. Ltd., H Shares	293,000	921,935
China Shineway Pharmaceutical Group Ltd.	36,000	33,753
China South City Holdings Ltd. *@	508,000	33,651
China South Publishing & Media Group Co. Ltd., Class A	11,600	19,649

	SHARES	VALUE†
China Southern Airlines Co. Ltd., H Shares *@	86,000	$61,351
China State Construction Engineering Corp. Ltd., Class A	158,300	133,609
China Sunshine Paper Holdings Co. Ltd.	26,000	7,850
China Taiping Insurance Holdings Co. Ltd.	137,800	146,403
China Tianrui Group Cement Co. Ltd. *@	11,000	8,226
China Tower Corp. Ltd., Class H ±	3,372,000	408,082
China Traditional Chinese Medicine Holdings Co. Ltd.	260,000	136,129
China TransInfo Technology Co. Ltd., Class A *	6,900	13,505
China Travel International Investment Hong Kong Ltd. *	180,000	36,918
China Vanke Co. Ltd., Class H	133,972	211,286
China Yongda Automobiles Services Holdings Ltd.	84,000	59,710
China Zheshang Bank Co. Ltd., Class H *	96,000	32,775
China Zhongwang Holdings Ltd. *@§	154,000	—
Chinasoft International Ltd. *	150,000	94,969
Chinese Universe Publishing and Media Group Co. Ltd., Class A	9,200	16,601
Chongqing Changan Automobile Co. Ltd., Class A	40,430	70,130
Chongqing Department Store Co. Ltd., Class A	2,400	9,472
Chongqing Rural Commercial Bank Co. Ltd., H Shares	226,000	82,340
Chow Tai Seng Jewellery Co. Ltd. Class A	9,125	21,034
CIFI Ever Sunshine Services Group Ltd. @<>	18,000	6,994
CIMC Enric Holdings Ltd.	74,000	71,644
CITIC Ltd.	356,000	416,321
CITIC Securities Co. Ltd., Class H	83,950	179,238
Citychamp Watch & Jewellery Group Ltd. *	62,000	9,241
CMGE Technology Group Ltd. *@	90,000	26,484
CMOC Group Ltd. Class H	66,000	39,937
CNHTC Jinan Truck Co. Ltd., Class A *	2,800	6,882
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	21,460	20,268
CNOOC Energy Technology & Services Ltd., Class A	62,100	29,822
CNSIG Inner Mongolia Chemical Industry Co. Ltd.	10,500	22,507
COFCO Biotechnology Co. Ltd., Class A	15,100	18,634
COFCO Joycome Foods Ltd. @*	162,000	42,719
Concord New Energy Group Ltd.	420,000	37,453
Consun Pharmaceutical Group Ltd.	23,000	14,035
COSCO SHIPPING Development Co. Ltd., H Shares	324,200	42,952
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares *@	62,000	63,975
COSCO SHIPPING Holdings Co. Ltd., H Shares	244,199	274,688
COSCO SHIPPING International Hong Kong Co. Ltd.	34,000	10,828
COSCO SHIPPING Ports Ltd.	156,998	104,800
Country Garden Holdings Co. Ltd. @	847,376	238,564
CPMC Holdings Ltd.	53,000	29,100
CSG Holding Co. Ltd., Class A	19,500	19,041
CSSC Hong Kong Shipping Co. Ltd.	70,000	11,860
CTS International Logistics Corp. Ltd., Class A	11,000	15,239
Daan Gene Co. Ltd., Class A	9,400	22,037
Dali Foods Group Co. Ltd. ±	38,500	16,087

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Daqin Railway Co. Ltd., Class A	85,800	$89,772
DBG Technology Co. Ltd.,Class A	7,000	11,765
DHC Software Co. Ltd., Class A	28,100	33,940
Dian Diagnostics Group Co. Ltd. Class A	4,800	20,012
Digital China Holdings Ltd.	62,000	28,591
Digital China Information Service Co. Ltd., Class A *	10,000	20,388
Dong-E-E-Jiao Co. Ltd., Class A *	3,300	25,447
Dongfang Electric Corp. Ltd. H Shares @	21,000	33,921
Dongfeng Motor Group Co. Ltd., H Shares	66,000	30,940
Dongxing Securities Co. Ltd., Class A	12,000	14,669
Dongyue Group Ltd.	104,000	107,313
Dynagreen Environmental Protection Group Co. Ltd., Class H	52,000	17,621
E-Commodities Holdings Ltd.	94,000	17,483
EEKA Fashion Holdings Ltd.	8,000	10,803
Essex Bio-technology Ltd.	37,000	18,100
Eternal Asia Supply Chain Management Ltd. Class A	24,300	20,863
EVA Precision Industrial Holdings Ltd. @	92,000	11,603
Everbright Securities Co. Ltd., Class H ±	16,000	10,864
Fangda Carbon New Material Co. Ltd., Class A *	15,700	14,713
Fangda Special Steel Technology Co. Ltd., Class A	19,000	15,483
Far East Horizon Ltd. @	187,000	168,183
FAW Jiefang Group Co. Ltd., Class A	24,100	29,109
Fiberhome Telecommunication Technologies Co. Ltd., Class A	5,800	16,543
FIH Mobile Ltd. *	203,000	21,981
Financial Street Holdings Co. Ltd., Class A	23,300	17,021
FinVolution Group, ADR	11,439	47,701
Fosun International Ltd.	195,500	143,451
Founder Securities Co. Ltd., Class A *	23,800	24,140
Foxconn Industrial Internet Co. Ltd. Class A *	66,600	166,891
Fu Shou Yuan International Group Ltd.	65,000	52,663
Fufeng Group Ltd.	153,000	88,293
Fujian Funeng Co. Ltd., Class A	14,100	25,156
Fujian Sunner Development Co. Ltd., Class A *	9,000	32,297
Gansu Shangfeng Cement Co. Ltd., Class A	6,240	10,670
GCL Energy Technology Co. Ltd.	4,200	6,974
GCL Technology Holdings Ltd. *	395,000	102,148
GDS Holdings Ltd., Class A *	50,000	121,021
Geely Automobile Holdings Ltd.	390,000	501,790
GEM Co. Ltd., Class A	33,500	36,416
Gemdale Corp., Class A	19,200	23,470
Gemdale Properties & Investment Corp. Ltd.	442,000	30,405
Genertec Universal Medical Group Co. Ltd. ±	75,500	45,685
GF Securities Co. Ltd., Class H	64,200	90,944
Giant Network Group Co. Ltd., Class A	9,400	18,029
GoerTek, Inc., Class A	18,300	56,989
Golden Eagle Retail Group Ltd. *	15,000	9,917
Gotion High-tech Co. Ltd., Class A	5,100	22,124
Grand Pharmaceutical Group Ltd.	88,500	50,846

	SHARES	VALUE†
Grandjoy Holdings Group Co. Ltd., Class A *	30,000	$16,284
Greattown Holdings Ltd., Class A *	34,100	15,532
Greatview Aseptic Packaging Co. Ltd. *	88,000	18,049
Gree Electric Appliances, Inc., Class A	13,800	73,801
Greenland Hong Kong Holdings Ltd.	112,000	9,845
Greentown China Holdings Ltd.	78,500	101,801
GRG Banking Equipment Co. Ltd., Class A	12,500	22,301
Guangdong HEC Technology Holding Co. Ltd., Class A	11,800	15,368
Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A *	22,300	12,267
Guangdong Provincial Expressway Development Co. Ltd. Class A	12,700	13,953
Guangdong Tapai Group Co. Ltd., Class A	9,300	9,879
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	4,200	10,415
Guanghui Energy Co. Ltd., Class A	48,700	65,554
Guangshen Railway Co. Ltd.,Class H *@	82,000	15,147
Guangxi Liugong Machinery Co. Ltd., Class A	14,900	14,679
Guangzhou Automobile Group Co. Ltd., H Shares	188,000	118,549
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	16,000	49,325
Guangzhou Haige Communications Group, Inc. Co., Class A	22,300	34,074
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	18,042	17,302
Guizhou Panjiang Refined Coal Co. Ltd., Class A	9,269	9,752
Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	32,400	23,716
Guosen Securities Co. Ltd., Class A	22,400	30,543
Guosheng Financial Holding, Inc., Class A *	14,131	17,931
Guotai Junan Securities Co. Ltd., H Shares ±	29,000	35,244
Haier Smart Home Co. Ltd., Class A *	20,500	67,659
Haitian International Holdings Ltd.	44,000	113,785
Haitong Securities Co. Ltd., Class H	169,600	105,866
Han’s Laser Technology Industry Group Co. Ltd., Class A	8,900	39,307
Hang Zhou Great Star Industrial Co. Ltd., Class A *	4,400	12,114
Hangcha Group Co. Ltd. Class A	8,000	22,911
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	22,900	30,492
Hangzhou Robam Appliances Co. Ltd. Class A	2,900	11,968
Health & Happiness H&H International Holdings Ltd.	18,500	30,967
Heilongjiang Agriculture Co. Ltd., Class A	8,000	15,623
Henan Mingtai Al Industrial Co. Ltd., Class A	8,400	19,411
Hengan International Group Co. Ltd.	55,500	256,647
Hengli Petrochemical Co. Ltd., Class A	35,500	83,689
Hengtong Optic-electric Co. Ltd., Class A	9,680	21,271
Hengyi Petrochemical Co. Ltd., Class A	25,000	29,541
Hesteel Co. Ltd., Class A	65,500	22,209
Hi Sun Technology China Ltd. *	138,000	13,888
Hisense Home Appliances Group Co. Ltd., Class H	34,000	58,819

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Holitech Technology Co. Ltd., Class A *	35,900	$16,091
Hongda Xingye Co. Ltd., Class A *	21,200	8,669
Hope Education Group Co. Ltd. *@±	120,000	9,478
Hopson Development Holdings Ltd.	77,198	70,610
Hua Han Health Industry Holdings Ltd. @*§	504,000	—
Hua Hong Semiconductor Ltd. *@±	43,000	190,353
Huafon Chemical Co. Ltd., Class A	27,754	30,129
Huafon Microfibre Shanghai Technology Co. Ltd., Class T *	25,700	15,633
Huagong Tech Co. Ltd., Class A *	6,200	22,926
Huaibei Mining Holdings Co. Ltd. Class A *	10,400	20,522
Huapont Life Sciences Co. Ltd., Class A	27,600	22,572
Huatai Securities Co. Ltd., Class H ±	58,600	66,962
Huaxi Securities Co. Ltd., Class A	12,600	15,090
Huaxia Bank Co. Ltd., Class A	43,300	33,900
Huaxin Cement Co. Ltd., Class A *	7,000	15,840
Huayu Automotive Systems Co. Ltd., Class A	17,500	42,630
Hubei Biocause Pharmaceutical Co. Ltd., Class A	17,600	8,606
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	4,400	18,236
Hubei Xingfa Chemicals Group Co. Ltd., Class A *	9,400	41,653
Humanwell Healthcare Group Co. Ltd., Class A	9,700	37,801
Hunan Valin Steel Co. Ltd., Class A *	47,300	38,339
Hytera Communications Corp. Ltd., Class A *	23,400	22,951
Industrial & Commercial Bank of China Ltd., H Shares	4,364,000	2,323,790
Industrial Bank Co. Ltd. Class A *	122,900	302,070
Industrial Securities Co. Ltd., Class A	52,910	47,121
Infore Environment Technology Group Co. Ltd., Class A	12,400	9,546
Ingdan, Inc. *@±	40,000	8,306
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	169,960	46,745
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	12,000	23,470
Inner Mongolia ERDOS Resources Co. Ltd. Class A	8,400	18,763
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	55,300	36,374
Inner Mongolia Yitai Coal Co. Ltd. Class H	9,800	19,650
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A *	34,700	43,628
Inspur Electronic Information Industry Co. Ltd., Class A	5,700	29,114
Intco Medical Technology Co. Ltd. Class A	5,700	21,417
JCET Group Co. Ltd., Class A *	12,895	60,892
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	20,200	21,899
Jiangsu Eastern Shenghong Co. Ltd., Class A	10,600	21,009
Jiangsu Guotai International Group Co. Ltd., Class A	10,400	12,425
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A *	34,700	20,148
Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A *	2,400	13,827

	SHARES	VALUE†
Jiangsu Provincial Agricultural Reclamation and Development Corp.	11,200	$19,248
Jiangsu Shagang Co. Ltd.	38,000	22,949
Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	10,800	19,944
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	5,600	25,947
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	27,840	18,150
Jiangsu Zhongtian Technology Co. Ltd., Class A	11,500	28,600
Jiangxi Copper Co. Ltd., H Shares	70,000	118,600
Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	17,100	13,587
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	7,300	16,264
Jinchuan Group International Resources Co. Ltd. @	273,000	21,910
Jingrui Holdings Ltd. *	43,000	1,052
Jinke Smart Services Group Co. Ltd., Class H	12,000	18,344
Jinneng Science&Technology Co. Ltd., Class A	10,600	15,348
Jizhong Energy Resources Co. Ltd., Class A	21,200	21,102
JNBY Design Ltd.	16,500	18,938
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	18,700	35,839
Jointown Pharmaceutical Group Co. Ltd., Class A	10,700	23,263
Joyoung Co. Ltd. Class A	1,600	4,172
JOYY, Inc., ADR	928	28,935
Ju Teng International Holdings Ltd.	56,000	9,274
Juneyao Airlines Co. Ltd., Class A *	9,700	25,380
Kingboard Holdings Ltd.	71,500	219,512
Kingboard Laminates Holdings Ltd.	79,000	82,523
Kingfa Sci & Tech Co. Ltd. Class A	13,400	18,115
Kingsoft Corp. Ltd.	70,200	345,639
Kunlun Energy Co. Ltd.	354,000	276,890
Kunlun Tech Co. Ltd., Class A	5,800	39,483
KWG Living Group Holdings Ltd.	65,000	10,185
Lakala Payment Co. Ltd. Class A *	4,300	11,751
Lao Feng Xiang Co. Ltd., Class A	2,700	21,205
LB Group Co. Ltd., Class A	11,200	32,988
Lee & Man Chemical Co. Ltd.	16,000	10,578
Lee & Man Paper Manufacturing Ltd.	122,000	48,801
Legend Holdings Corp., H Shares ±	38,400	40,944
Lenovo Group Ltd.	172,000	186,244
Lens Technology Co. Ltd., Class A	24,140	47,459
Leo Group Co. Ltd., Class A *	48,000	16,694
LexinFintech Holdings Ltd., ADR *	16,062	43,528
Leyard Optoelectronic Co. Ltd., Class A	20,300	20,117
Lianhe Chemical Technology Co. Ltd.	6,700	13,738
Liaoning Cheng Da Co. Ltd., Class A	5,800	10,989
Lingyi iTech Guangdong Co., Class A *	42,800	38,491
Livzon Pharmaceutical Group, Inc., H Shares	6,800	23,995
Longfor Group Holdings Ltd. ±	154,500	435,951
Lonking Holdings Ltd.	158,000	28,380
Luenmei Quantum Co. Ltd., Class A	13,300	12,019
Luolai Lifestyle Technology Co. Ltd., Class A	5,300	9,494
Luoniushan Co. Ltd., Class A *	16,000	18,324
Luxi Chemical Group Co. Ltd., Class A	8,600	17,083
Luye Pharma Group Ltd. *±	161,500	74,888

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
LVGEM China Real Estate Investment Co. Ltd. *@	72,000	$13,575
Maanshan Iron & Steel Co. Ltd., H Shares @	78,000	17,985
Maccura Biotechnology Co. Ltd. Class A	3,800	10,191
Mango Excellent Media Co. Ltd. Class A	11,000	59,611
Maoyan Entertainment *@±	21,200	22,821
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A *	29,300	32,064
Metallurgical Corp. of China Ltd., H Shares	225,000	58,185
Midea Real Estate Holding Ltd. @±	14,000	17,121
Ming Yang Smart Energy Group Ltd., Class A	6,800	22,275
Mingfa Group International Co. Ltd. *	91,000	3,768
Minth Group Ltd.	34,000	102,651
MLS Co. Ltd., Class A	20,000	27,300
MMG Ltd. *	236,000	69,147
Nanjing Iron & Steel Co. Ltd., Class A *	36,600	20,718
Nanjing Xinjiekou Department Store Co. Ltd., Class A	6,900	9,127
NavInfo Co. Ltd., Class A	10,200	20,083
NetDragon Websoft Holdings Ltd.	25,500	44,764
New China Life Insurance Co. Ltd., H Shares	57,900	137,634
New Hope Liuhe Co. Ltd., Class A *	12,000	23,103
Newland Digital Technology Co. Ltd., Class A	10,000	24,360
Nexteer Automotive Group Ltd.	69,000	43,510
Nine Dragons Paper Holdings Ltd.	173,000	129,586
Ningbo Huaxiang Electronic Co. Ltd., Class A	8,950	19,289
Ningbo Joyson Electronic Corp., Class A *	5,200	11,525
Ningbo Zhoushan Port Co. Ltd., Class A	33,200	17,489
Ningxia Baofeng Energy Group Co. Ltd., Class A	11,600	24,899
Noah Holdings Ltd., ADR *@	1,172	19,397
Northeast Securities Co. Ltd., Class A	8,500	8,386
Offshore Oil Engineering Co. Ltd. Class A *	27,400	24,442
ORG Technology Co. Ltd., Class A	26,800	20,163
Orient Securities Co. Ltd., Class H ±	52,400	28,103
Oriental Energy Co. Ltd. Class A	11,300	14,487
Oriental Pearl Group Co. Ltd., Class A	10,700	12,675
Ourpalm Co. Ltd., Class A *	27,500	17,288
PAX Global Technology Ltd.	75,000	62,963
PCI Technology Group Co. Ltd., Class A	15,600	16,572
People’s Insurance Co. Group of China Ltd. (The), H Shares	305,000	101,797
Perfect World Co. Ltd., Class A	6,700	16,594
PetroChina Co. Ltd., H Shares	2,014,000	1,193,022
PICC Property & Casualty Co. Ltd., H Shares	494,000	504,075
Ping An Bank Co. Ltd., Class A *	108,500	197,837
Ping An Insurance Group Co. of China Ltd., Class H	338,000	2,200,257
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	15,900	23,994
Poly Property Group Co. Ltd.	200,431	44,172
Postal Savings Bank of China Co. Ltd., Class H ±	571,000	338,967

	SHARES	VALUE†
Pou Sheng International Holdings Ltd.	252,000	$21,188
Power Construction Corp. of China Ltd. Class A	56,900	59,037
Q Technology Group Co. Ltd. *@	31,000	16,942
Qingdao Hanhe Cable Co. Ltd., Class A	35,800	21,464
Qingling Motors Co. Ltd., Class H	84,000	9,203
Radiance Holdings Group Co. Ltd. @	37,000	20,928
Red Star Macalline Group Corp. Ltd., H Shares @±	35,700	16,372
Redco Properties Group Ltd. *@±<>	80,000	13,554
Renhe Pharmacy Co. Ltd., Class A	19,700	18,147
Rongsheng Petrochemical Co. Ltd. Class A	61,100	134,526
SAIC Motor Corp. Ltd., Class A	29,700	62,064
Sailun Group Co. Ltd., Class A	13,900	21,825
Sansteel Minguang Co. Ltd., Class A	13,700	9,769
Sansure Biotech, Inc. Class A	3,333	11,505
Sany Heavy Equipment International Holdings Co. Ltd.	83,000	86,385
Sany Heavy Industry Co. Ltd. Class A	28,800	71,624
Satellite Chemical Co. Ltd., Class A	17,026	39,642
Sealand Securities Co. Ltd., Class A	24,800	12,270
Seazen Group Ltd. *	188,571	48,765
Seazen Holdings Co. Ltd., Class A *	13,800	32,814
SF Holding Co. Ltd. Class A	14,100	113,631
Shaanxi Coal Industry Co. Ltd., Class A	50,037	148,105
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	21,600	43,440
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	9,200	26,562
Shandong Chenming Paper Holdings Ltd., H Shares *	35,250	11,047
Shandong Hi-Speed Road & Bridge Co. Ltd.	20,600	22,363
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A *	2,700	12,298
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A *	11,310	58,016
Shandong Humon Smelting Co. Ltd., Class A *	10,800	18,404
Shandong Linglong Tyre Co. Ltd., Class A	7,700	21,895
Shandong Nanshan Aluminum Co. Ltd., Class A	37,900	18,697
Shandong Sun Paper Industry JSC Ltd., Class A	16,800	29,802
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	130,000	207,671
Shanghai AJ Group Co. Ltd., Class A *	16,900	13,206
Shanghai Construction Group Co. Ltd. Class A	55,900	22,208
Shanghai Electric Group Co. Ltd., H Shares *	166,000	41,448
Shanghai Environment Group Co. Ltd., Class A	11,600	15,749
Shanghai Industrial Holdings Ltd.	45,000	60,192
Shanghai Industrial Urban Development Group Ltd.	274,000	17,278
Shanghai International Port Group Co. Ltd., Class A	48,600	39,181
Shanghai Jinjiang International Hotels Co. Ltd., Class A	1,300	11,901
Shanghai Lingang Holdings Corp. Ltd., Class A	8,760	16,177

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	13,500	$19,626
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A *	7,100	13,421
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	63,600	118,613
Shanghai Pudong Development Bank Co. Ltd., Class A	118,900	124,405
Shanghai RAAS Blood Products Co. Ltd., Class A	37,200	34,808
Shanghai Tunnel Engineering Co. Ltd., Class A	25,600	21,234
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A *	18,000	21,296
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	7,800	18,672
Shanxi Coking Coal Energy Group Co. Ltd., Class A	39,900	63,811
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	26,900	85,885
Shanxi Meijin Energy Co. Ltd., Class A	31,400	41,947
Shanxi Securities Co. Ltd., Class A	24,700	20,883
Shanxi Taigang Stainless Steel Co. Ltd., Class A	34,300	21,663
Shanying International Holding Co. Ltd., Class A	37,500	13,479
Shenghe Resources Holding Co. Ltd., Class A	11,000	22,650
Shengyi Technology Co. Ltd. Class A *	9,946	26,718
Shenwan Hongyuan Group Co. Ltd., H Shares ±	43,200	8,200
Shenzhen Agricultural Products Group Co. Ltd., Class A	15,600	13,053
Shenzhen Airport Co. Ltd., Class A	16,200	17,186
Shenzhen Aisidi Co. Ltd., Class A	14,200	18,970
Shenzhen Huaqiang Industry Co. Ltd. Class A *	5,900	11,960
Shenzhen International Holdings Ltd.	107,733	95,245
Shenzhen Investment Ltd.	323,060	57,205
Shenzhen Jinjia Group Co. Ltd., Class A	10,602	11,432
Shenzhen Kaifa Technology Co. Ltd. Class A	5,900	14,355
Shenzhen Kinwong Electronic Co. Ltd., Class A	5,800	21,607
Shenzhen MTC Co. Ltd., Class A *	42,300	30,347
Shenzhen Neptunus Bioengineering Co. Ltd., Class A *	28,200	13,912
Shenzhen Overseas Chinese Town Co. Ltd., Class A *	43,200	30,364
Shenzhen Sunway Communication Co. Ltd. Class A	4,700	14,308
Shenzhen Tagen Group Co. Ltd., Class A	25,000	19,500
Shenzhen World Union Group, Inc., Class A *	33,300	14,005
Shenzhen Yan Tian Port Holding Co. Ltd. Class A	28,200	20,683
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	4,900	19,844
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	31,900	22,839
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A *	26,700	35,357
Shimao Group Holdings Ltd. *§	131,000	—

	SHARES	VALUE†
Shoucheng Holdings Ltd.	208,400	$53,627
Shougang Fushan Resources Group Ltd.	219,790	69,718
Shui On Land Ltd.	280,000	33,886
Sichuan Development Lomon Co. Ltd., Class A *	13,600	20,503
Sichuan Hebang Biotechnology Co. Ltd., Class A	84,300	36,680
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	12,500	51,696
Sichuan Road & Bridge Group Co. Ltd., Class A *	20,600	41,369
Sieyuan Electric Co. Ltd., Class A	4,300	28,609
Sihuan Pharmaceutical Holdings Group Ltd.	328,000	33,009
Sino-Ocean Group Holding Ltd. @	293,712	33,300
Sinofert Holdings Ltd. *	244,000	30,772
Sinolink Securities Co. Ltd., Class A	11,700	15,255
Sinoma International Engineering Co., Class A *	14,600	23,753
Sinoma Science & Technology Co. Ltd., Class A *	11,000	38,626
Sinopec Engineering Group Co. Ltd., H Shares	111,000	55,147
Sinopec Kantons Holdings Ltd.	90,000	33,249
Sinopec Shanghai Petrochemical Co. Ltd., Class H	248,000	43,282
Sinopharm Group Co. Ltd., H Shares	140,400	424,782
Sinotrans Ltd., H Shares	145,000	44,886
Sinotruk Hong Kong Ltd.	67,000	104,129
Skyworth Group Ltd. @	156,114	80,544
SOHO China Ltd. *	153,500	25,616
SooChow Securities Co. Ltd., Class A	20,280	20,393
SSY Group Ltd.	124,000	74,717
STO Express Co. Ltd. *	15,900	25,729
Sun Art Retail Group Ltd.	172,500	69,221
Suning Universal Co. Ltd., Class A	32,100	14,341
Sunward Intelligent Equipment Co. Ltd., Class A *	10,800	10,137
Suzhou Anjie Technology Co. Ltd. *	10,500	22,889
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	10,800	47,542
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A *	15,000	11,438
Tangshan Jidong Cement Co. Ltd., Class A *	10,000	12,631
TangShan Port Group Co. Ltd., Class A	55,900	25,217
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	11,600	11,124
TBEA Co. Ltd., Class A	21,000	66,345
TCL Electronics Holdings Ltd. *	99,667	42,026
TCL Technology Group Corp., Class A	71,400	46,029
Tencent Music Entertainment Group, ADR *	33,714	279,152
Tian Di Science & Technology Co. Ltd., Class A *	40,500	29,940
Tiande Chemical Holdings Ltd.	36,000	10,273
Tiangong International Co. Ltd.	100,000	32,230
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A *	30,700	26,671
Tianma Microelectronics Co. Ltd., Class A	15,500	23,706
Tianneng Power International Ltd. @	74,000	87,576
Tianshan Aluminum Group Co. Ltd. Class A	18,200	20,102
Tianshui Huatian Technology Co. Ltd., Class A	35,100	51,589
Titan Wind Energy Suzhou Co. Ltd., Class A	8,800	18,901

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Tomson Group Ltd.	24,000	$5,289
Tong Ren Tang Technologies Co. Ltd., Class H	41,000	36,039
Tongda Group Holdings Ltd. *	330,000	4,834
TongFu Microelectronics Co. Ltd., Class A *	10,100	32,629
Tongkun Group Co. Ltd., Class A	11,100	23,195
Tongling Nonferrous Metals Group Co. Ltd., Class A	49,000	22,960
Tongyu Heavy Industry Co. Ltd., Class A	40,800	14,843
Topsec Technologies Group, Inc., Class A	7,000	12,478
Transfar Zhilian Co. Ltd., Class A	27,553	24,418
Trip.com Group Ltd., ADR *	26,828	1,010,611
Truly International Holdings Ltd.	120,000	16,663
Tus Environmental Science And Technology Development Co. Ltd., Class A *	23,000	11,313
Uni-President China Holdings Ltd.	92,000	92,822
Unisplendour Corp. Ltd., Class A *	13,940	59,417
United Energy Group Ltd. *@	692,000	81,983
Universal Scientific Industrial Shanghai Co. Ltd., Class A	10,000	25,743
Victory Giant Technology Huizhou Co. Ltd. Class A	9,400	24,458
Vinda International Holdings Ltd.	26,000	62,864
Vipshop Holdings Ltd., ADR *	31,293	475,028
Viva Biotech Holdings *@±	27,000	5,125
Wangsu Science & Technology Co. Ltd., Class A	20,900	21,868
Wanxiang Qianchao Co. Ltd., Class A *	42,900	32,775
Wasion Holdings Ltd.	48,000	20,912
Wasu Media Holding Co. Ltd.	20,700	26,930
Weibo Corp., ADR *	3,388	67,963
Weichai Power Co. Ltd., H Shares	151,000	242,372
Weifu High-Technology Group Co. Ltd., Class A	5,600	16,453
Wellhope Foods Co. Ltd., Class A *	7,700	13,368
West China Cement Ltd.	198,000	24,214
Western Securities Co. Ltd. Class A	22,600	20,950
Wharf Holdings Ltd. (The)	70,000	160,155
Wingtech Technology Co. Ltd., Class A	3,900	31,356
Wolong Electric Group Co. Ltd., Class A	11,600	21,320
Wuchan Zhongda Group Co. Ltd., Class A	29,100	20,538
Wuhu Token Science Co. Ltd., Class A	16,000	16,322
Wushang Group Co. Ltd. Class A	12,600	21,984
Wuxi Taiji Industry Co. Ltd., Class A	14,900	12,988
XCMG Construction Machinery Co. Ltd., Class A	47,400	47,801
Xiamen C & D, Inc., Class A *	17,600	30,913
Xiamen Comfort Science & Technology Group Co. Ltd., Class A	8,700	10,736
Xiamen Intretech, Inc. Class A	7,479	22,681
Xiamen ITG Group Corp. Ltd., Class A	17,300	21,701
Xiamen Tungsten Co. Ltd., Class A	7,300	21,650
Xiamen Xiangyu Co. Ltd., Class A	22,200	34,729
Xiaomi Corp., Class B *±	524,800	808,938
Xinfengming Group Co. Ltd., Class A	4,000	6,316
Xingda International Holdings Ltd.	81,992	17,443
Xinhu Zhongbao Co. Ltd., Class A *	44,900	17,642

	SHARES	VALUE†
Xinhua Winshare Publishing and Media Co. Ltd., Class H	36,000	$28,296
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	47,800	40,859
Xinjiang Tianshan Cement Co. Ltd., Class A *	4,500	5,802
Xinjiang Zhongtai Chemical Co. Ltd., Class A	14,500	15,298
Xinte Energy Co. Ltd., Class H @	22,800	58,671
Xinxing Ductile Iron Pipes Co. Ltd., Class A	18,100	10,615
Xinyangfeng Agricultural Technology Co. Ltd., Class A	6,900	10,784
Xinyi Energy Holdings Ltd.	82,000	24,653
Xinyu Iron & Steel Co. Ltd., Class A	27,300	16,685
XPeng, Inc., Class A *	13,400	74,682
Xuji Electric Co. Ltd., Class A	9,300	31,668
YaGuang Technology Group Co. Ltd., Class A *	8,000	8,976
Yankuang Energy Group Co. Ltd., Class H @	62,000	221,939
Yantai Changyu Pioneer Wine Co. Ltd., Class A	3,700	17,553
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	7,300	30,084
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares *@±	25,600	24,394
Yifan Pharmaceutical Co. Ltd., Class A *	7,200	14,710
Yintai Gold Co. Ltd., Class A	19,400	37,180
Yixintang Pharmaceutical Group Co. Ltd., Class A	2,800	14,440
Youngor Group Co. Ltd., Class A	11,500	10,911
Youzu Interactive Co. Ltd., Class A *	8,100	15,382
YTO Express Group Co. Ltd. Class A	21,200	56,518
Yunda Holding Co. Ltd., Class A	16,500	28,405
Yunnan Aluminium Co. Ltd., Class A	18,200	36,046
Yunnan Baiyao Group Co. Ltd., Class A	5,460	43,462
Yunnan Copper Co. Ltd., Class A	8,100	15,194
Yunnan Tin Co. Ltd., Class A	14,600	31,572
Zhefu Holding Group Co. Ltd., Class A	16,400	9,713
Zhejiang Century Huatong Group Co. Ltd., Class A *	39,280	34,411
Zhejiang China Commodities City Group Co. Ltd. Class A	30,700	25,822
Zhejiang Chint Electrics Co. Ltd., Class A	13,100	53,320
Zhejiang Crystal-Optech Co. Ltd., Class A	12,400	25,118
Zhejiang Dahua Technology Co. Ltd., Class A	19,700	64,818
Zhejiang Hailiang Co. Ltd., Class A	19,700	33,426
Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	12,700	13,048
Zhejiang Huace Film & Television Co. Ltd.	30,500	35,196
Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A *	9,000	11,381
Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A *	4,400	9,848
Zhejiang Juhua Co. Ltd., Class A	7,900	20,325
Zhejiang Longsheng Group Co. Ltd., Class A	19,300	28,844
Zhejiang Medicine Co. Ltd., Class A	10,400	18,676
Zhejiang NHU Co. Ltd., Class A	12,240	31,972

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	17,420	$10,089
Zhejiang Orient Gene Biotech Co. Ltd., Class A	1,971	19,639
Zhejiang Runtu Co. Ltd. Class A	19,400	21,851
Zhejiang Semir Garment Co. Ltd., Class A	21,700	19,010
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A *	24,800	22,448
Zhejiang Wanliyang Co. Ltd., Class A *	11,400	15,644
Zhejiang Wanma Co. Ltd.	3,900	5,760
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	14,980	33,091
Zhejiang Yasha Decoration Co. Ltd., Class A	16,000	11,223
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	21,400	21,564
Zhongji Innolight Co. Ltd., Class A	7,800	66,855
Zhongjin Gold Corp. Ltd., Class A	32,000	49,035
Zhongshan Broad Ocean Motor Co. Ltd., Class A	22,200	16,928
Zhongtian Financial Group Co. Ltd., Class A *	38,300	5,964
Zhuhai Huafa Properties Co. Ltd., Class A *	11,600	18,197
Zhuzhou CRRC Times Electric Co. Ltd., Class H	13,500	58,730
Zhuzhou Kibing Group Co. Ltd., Class A	10,500	15,937
Zibo Qixiang Tengda Chemical Co. Ltd., Class A *	22,120	23,080
Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares @	85,800	45,360
ZTE Corp., H Shares	8,600	25,198

		57,356,341

Colombia — 0.1%
Bancolombia SA	2,584	19,415
Bancolombia SA, ADR	1,030	25,884
Cementos Argos SA	31,937	20,697
CEMEX Latam Holdings SA *	13,000	10,616
Corp. Financiera Colombiana SA *	2,308	5,689
Grupo Argos SA	22,537	43,990
Grupo Aval Acciones y Valores SA, ADR @	4,400	10,296
Grupo de Inversiones Suramericana SA	1,288	11,187

		147,774

Cyprus — 0.0%
ASBISc Enterprises PLC	1,757	11,886

Czech Republic — 0.2%
CEZ A/S	510	24,769
Komercni Banka, A/S	5,768	191,246
Moneta Money Bank AS ±	17,580	70,678

		286,693

Greece — 0.4%
Alpha Services & Holdings SA *	127,150	155,131
Autohellas Tourist and Trading SA	1,184	15,614
Bank of Greece	859	15,511
Eurobank Ergasias Services & Holdings SA Class A *	168,065	221,818
Fourlis Holdings SA	3,046	11,694
Helleniq Energy Holdings SA	5,260	43,126
Motor Oil Hellas Corinth Refineries SA	4,222	108,425
Mytilineos SA	743	21,112
National Bank of Greece SA *	30,271	146,745

	SHARES	VALUE†
Piraeus Financial Holdings SA *	10,411	$22,553

		761,729

Hong Kong — 0.3%
AAG Energy Holdings Ltd. ±	64,000	13,697
Alibaba Pictures Group Ltd. *	910,000	59,122
BOC Aviation Ltd. ±	7,200	55,629
Comba Telecom Systems Holdings Ltd.	88,000	16,591
CTEG @*§	98,000	—
Jinmao Property Services Co. Ltd. *	6,646	3,497
Lumena New Materials §*	5,599	—
Orient Overseas International Ltd.	7,000	133,938
Vnet Group, Inc., ADR *@	9,629	31,198
Yuexiu Property Co. Ltd.	135,006	203,629

		517,301

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	44,543	325,987
Opus Global Nyrt *	14,974	5,001
OTP Bank Nyrt	1,858	52,938

		383,926

India — 16.0%
ACC Ltd.	6,555	132,643
Adani Transmission Ltd. *	664	8,100
Aditya Birla Capital Ltd. *	44,000	81,862
Advanced Enzyme Technologies Ltd.	3,035	8,599
Ahluwalia Contracts India Ltd.	1,765	12,349
Alembic Pharmaceuticals Ltd.	5,197	31,163
Allcargo Logistics Ltd.	4,985	21,476
Amara Raja Batteries Ltd.	8,020	56,430
Ambuja Cements Ltd. *	37,825	168,178
Apar Industries Ltd.	1,462	44,610
Apollo Tyres Ltd.	31,532	122,970
Arvind Ltd. *	13,452	13,815
Aster DM Healthcare Ltd. *±	9,764	28,680
Aurobindo Pharma Ltd.	25,561	160,568
Avanti Feeds Ltd.	2,210	9,122
Axis Bank Ltd.	133,355	1,390,790
Axis Bank Ltd., GDR	12,180	630,924
Bajaj Consumer Care Ltd.	10,520	19,438
Bajaj Holdings & Investment Ltd.	2,428	175,344
Balrampur Chini Mills Ltd.	14,783	71,017
Bandhan Bank Ltd. *±	42,966	102,340
Bank of Baroda	74,524	153,251
Bank of India	26,524	24,077
Bharat Electronics Ltd.	265,086	314,494
Bharat Heavy Electricals Ltd.	96,730	82,685
Birla Corp. Ltd.	3,237	35,173
Birlasoft Ltd.	1,959	6,214
Bombay Burmah Trading Co.	684	6,743
Camlin Fine Sciences Ltd. *	4,352	6,752
Can Fin Homes Ltd.	2,104	13,569
Canara Bank	32,882	113,431
Ceat Ltd.	3,536	62,388
Central Bank of India Ltd. *	45,284	13,224
Century Textiles & Industries Ltd.	3,788	29,084
Chambal Fertilizers and Chemicals Ltd.	14,403	46,268
Cholamandalam Financial Holdings Ltd.	8,070	53,811
Cipla Ltd.	32,099	351,719
City Union Bank Ltd.	30,829	47,079
Cochin Shipyard Ltd. ±	3,997	23,063
Container Corp. Of India Ltd.	7,508	52,969
Cosmo First Ltd. *	1,201	8,585
CSB Bank Ltd. *	3,753	11,188
Cyient Ltd.	6,750	81,313
Dalmia Bharat Ltd.	5,315	127,377

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
DCB Bank Ltd.	19,962	$25,723
DCM Shriram Ltd.	2,904	26,297
Deepak Fertilisers & Petrochemicals Corp. Ltd.	4,535	30,243
Dhampur Bio Organics Ltd. *	2,664	4,574
Dhampur Sugar Mills Ltd. *	2,664	7,182
Dilip Buildcon Ltd. ±	2,860	5,850
DLF Ltd.	37,826	163,833
eClerx Services Ltd.	1,477	23,274
Edelweiss Financial Services Ltd.	37,825	24,394
EID Parry India Ltd.	7,288	41,316
Electrosteel Castings Ltd.	23,821	9,420
Engineers India Ltd.	18,093	16,490
EPL Ltd.	5,342	10,443
Equitas Small Finance Bank Ltd. *±	16,074	13,144
Exide Industries Ltd. *	26,178	56,604
FDC Ltd. *	3,013	9,369
Federal Bank Ltd.	161,831	260,422
Finolex Cables Ltd.	3,726	36,477
Finolex Industries Ltd.	15,431	31,920
Firstsource Solutions Ltd.	20,730	26,612
Fortis Healthcare Ltd. *	26,126	82,893
GAIL India Ltd.	260,433	334,008
Gateway Distriparks Ltd.	25,136	19,116
General Insurance Corp. of India ±	7,543	12,207
GHCL Ltd.	5,527	33,774
Glenmark Pharmaceuticals Ltd.	12,966	73,285
Godawari Power and Ispat Ltd.	2,480	10,529
Godfrey Phillips India Ltd.	794	17,550
Godrej Industries Ltd. *	1,769	8,683
Granules India Ltd.	16,905	59,838
Grasim Industries Ltd.	17,963	357,686
Great Eastern Shipping Co. Ltd. (The)	8,516	66,630
Gujarat Alkalies & Chemicals Ltd.	2,551	18,097
Gujarat Ambuja Exports Ltd.	4,383	12,426
Gujarat Fluorochemicals Ltd.	285	10,411
Gujarat Mineral Development Corp. Ltd.	5,595	8,609
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	8,633	53,521
Gujarat Pipavav Port Ltd.	19,498	27,474
Gujarat State Fertilizers & Chemicals Ltd.	11,602	16,814
Gujarat State Petronet Ltd.	23,082	74,148
HDFC Bank Ltd.	6,979	136,638
HEG Ltd.	1,254	14,069
Hero MotoCorp Ltd.	9,748	277,948
HIL Ltd.	469	13,640
Himadri Speciality Chemical Ltd.	10,592	11,194
Hindalco Industries Ltd.	162,157	795,567
Hinduja Global Solutions Ltd.	1,226	15,380
Hindustan Aeronautics Ltd.	2,011	66,886
Housing Development Finance Corp. Ltd.	54,403	1,734,382
ICICI Bank Ltd., ADR	80,109	1,728,752
IDFC First Bank Ltd. *	140,953	94,332
IDFC Ltd.	76,058	72,743
IIFL Finance Ltd.	5,565	32,598
IIFL Securities Ltd.	25,376	15,562
India Cements Ltd. (The)	14,192	31,861
India Glycols Ltd.	934	6,976
Indiabulls Housing Finance Ltd. *	31,451	37,313

	SHARES	VALUE†
Indian Bank	12,211	$42,644
Indian Overseas Bank *	76,991	20,985
Indian Railway Finance Corp. Ltd. ±	47,733	15,479
Indus Towers Ltd.	55,203	95,719
IndusInd Bank Ltd.	28,574	371,680
Infibeam Avenues Ltd. *	77,058	13,315
Info Edge India Ltd.	2,802	130,778
IRCON International Ltd. ±	18,858	12,862
ISGEC Heavy Engineering Ltd.	1,061	5,642
Jindal Poly Films Ltd.	769	4,665
Jindal Saw Ltd.	14,261	25,283
Jindal Stainless Ltd. *	17,881	63,097
Jindal Stainless Ltd. *	21,286	75,062
Jindal Steel & Power Ltd.	46,366	307,226
JK Lakshmi Cement Ltd.	4,751	45,208
JK Paper Ltd.	10,798	50,178
JK Tyre & Industries Ltd.	10,161	19,078
JM Financial Ltd.	40,467	29,150
JSW Energy Ltd.	37,575	109,251
JSW Steel Ltd.	80,442	674,163
Jubilant Ingrevia Ltd.	2,745	11,974
Jubilant Pharmova Ltd.	9,690	32,955
Kalpataru Power Transmission Ltd.	5,415	35,119
Karnataka Bank Ltd. (The)	29,326	48,530
Karur Vysya Bank Ltd. (The)	36,209	45,645
Kaveri Seed Co. Ltd.	2,043	11,870
KEC International Ltd.	9,194	51,008
KNR Constructions Ltd.	3,786	11,701
KRBL Ltd.	6,141	25,858
L&T Finance Holdings Ltd.	78,972	78,797
Larsen & Toubro Ltd.	15,920	419,403
Larsen & Toubro Ltd., GDR	33,937	899,331
LG Balakrishnan & Bros Ltd.	1,438	12,931
LIC Housing Finance Ltd.	24,147	96,520
LT Foods Ltd.	16,533	19,413
Lupin Ltd.	15,489	122,129
Maharashtra Seamless Ltd.	3,116	13,612
Mahindra & Mahindra Financial Services Ltd.	54,856	155,158
Mahindra & Mahindra Ltd.	63,982	901,544
Mahindra & Mahindra Ltd., GDR	4,830	67,620
Mahindra CIE Automotive Ltd.	6,907	29,500
Manappuram Finance Ltd.	34,315	51,734
Meghmani Organics Ltd.	7,232	6,811
MOIL Ltd.	5,661	9,812
Motilal Oswal Financial Services Ltd.	1,768	13,123
MRF Ltd.	136	139,090
Muthoot Finance Ltd.	6,474	77,311
Natco Pharma Ltd.	1,319	9,049
National Aluminium Co. Ltd.	68,435	65,160
Nava Ltd.	6,116	16,194
NCC Ltd.	30,074	38,662
NESCO Ltd.	965	6,059
NIIT Ltd. *	2,427	9,627
Nilkamal Ltd.	322	6,876
NMDC Ltd.	47,585	64,589
NMDC Steel Ltd. *	47,585	17,950
NOCIL Ltd.	7,374	18,538
Oberoi Realty Ltd.	9,011	92,322
Orient Cement Ltd.	6,133	8,201
PCBL Ltd.	11,386	16,057

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Petronet LNG Ltd.	67,706	$188,867
Piramal Enterprises Ltd.	6,545	53,952
Piramal Pharma Ltd. *	26,180	21,901
PNB Housing Finance Ltd. *±	4,224	26,326
PNC Infratech Ltd.	4,201	14,748
Polyplex Corp. Ltd.	1,545	21,469
Power Finance Corp. Ltd.	97,509	180,347
Prestige Estates Projects Ltd.	14,610	71,466
PTC India Ltd.	17,788	18,452
Punjab National Bank	115,447	65,392
Quess Corp. Ltd. ±	2,433	11,043
Rain Industries Ltd.	17,328	31,416
Rajesh Exports Ltd.	7,411	55,094
Rallis India Ltd.	3,389	7,951
Ramco Cements Ltd. (The)	8,242	75,919
Rashtriya Chemicals & Fertilizers Ltd.	16,695	19,329
Raymond Ltd.	3,276	48,429
RBL Bank Ltd. *±	23,414	40,242
REC Ltd.	124,810	176,017
Redington Ltd.	57,900	117,656
Reliance Industries Ltd.	206,554	5,858,511
Reliance Power Ltd. *	223,846	27,238
RITES Ltd.	2,755	11,907
Samvardhana Motherson International Ltd.	65,061	53,160
Shilpa Medicare Ltd.	2,237	6,235
Shipping Corp. of India Ltd.	14,166	16,134
Shipping Corp. of India Ltd. *<>	14,166	4,663
Shriram Finance Ltd.	20,316	311,541
Sobha Ltd.	6,105	31,906
South Indian Bank Ltd. (The) *	66,795	11,907
Star Cement Ltd. *	7,280	9,983
State Bank of India	69,305	441,049
State Bank of India, GDR	8,728	552,482
Steel Authority of India Ltd.	89,762	90,873
Strides Pharma Science Ltd. *	5,470	19,129
Sun Pharmaceutical Industries Ltd.	37,178	444,331
Sun TV Network Ltd.	5,489	27,781
Sundaram Finance Ltd.	1,330	37,222
Sundaram Clayton Ltd.	221	10,178
Sunteck Realty Ltd.	5,951	20,608
Surya Roshni Ltd.	773	6,184
Tata Chemicals Ltd.	12,988	153,993
Tata Coffee Ltd.	1,997	5,007
Tata Consumer Products Ltd.	22,101	191,206
Tata Steel Ltd.	430,140	546,949
Tata Steel Ltd., GDR	6,923	89,653
Techno Electric & Engineering Co. Ltd.	2,836	11,609
Thirumalai Chemicals Ltd.	4,154	8,669
Tube Investments of India Ltd.	2,032	63,124
TV18 Broadcast Ltd. *	55,772	19,545
Uflex Ltd.	3,166	12,869
Union Bank of India Ltd.	36,541	29,457
UPL Ltd.	40,601	354,297
Usha Martin Ltd.	14,837	38,761
UTI Asset Management Co. Ltd.	947	7,381
VA Tech Wabag Ltd. *	2,558	10,949
Vardhman Textiles Ltd. *	8,165	29,259
Varroc Engineering Ltd. *±	3,632	11,049
Vedanta Ltd.	58,464	195,846
Venky’s India Ltd.	673	11,819
Voltamp Transformers Ltd.	408	13,290
Welspun Corp. Ltd.	11,246	27,464
Welspun India Ltd.	31,063	24,001

	SHARES	VALUE†
West Coast Paper Mills Ltd.	3,247	$20,804
Wipro Ltd.	42,908	190,647
Wipro Ltd., ADR	35,061	157,424
Wockhardt Ltd. *	5,344	9,982
Yes Bank Ltd. *	193,770	35,367
Zee Entertainment Enterprises Ltd.	70,032	181,040
Zensar Technologies Ltd.	5,610	18,704
Zydus Lifesciences Ltd.	13,699	81,761
Zydus Wellness Ltd.	1,266	24,031

		29,846,245

Indonesia — 2.1%
Ace Hardware Indonesia Tbk PT	625,900	19,953
Adaro Energy Indonesia Tbk PT	1,752,200	338,883
Aneka Tambang Tbk	600,600	83,714
Astra Agro Lestari Tbk PT	61,744	33,354
Astra International Tbk PT	1,370,000	548,201
Astra Otoparts Tbk PT	19,600	2,209
Bank Mandiri Persero Tbk PT	678,500	467,205
Bank Maybank Indonesia Tbk PT	568,800	8,725
Bank Negara Indonesia Persero Tbk PT	458,466	285,882
Bank OCBC Nisp Tbk PT	223,000	11,377
Bank Pan Indonesia Tbk PT	399,700	38,119
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	173,300	15,718
Bank Pembangunan Daerah Jawa Timur Tbk PT *	403,000	19,754
Bank Tabungan Negara Persero Tbk PT	537,509	43,913
BISI International Tbk PT	94,000	10,689
Buana Lintas Lautan Tbk PT *<>	1,041,300	9,236
Bukit Asam Tbk PT	339,600	90,367
Bumi Serpong Damai Tbk PT *	435,700	28,476
Ciputra Development Tbk PT	924,577	61,353
Delta Dunia Makmur Tbk PT	589,400	11,949
Elang Mahkota Teknologi Tbk PT	999,500	52,660
Erajaya Swasembada Tbk PT	1,042,500	36,153
Gudang Garam Tbk PT	38,200	66,238
Hanson International Tbk PT *§	5,335,700	—
Harum Energy Tbk PT	170,700	16,621
Indah Kiat Pulp & Paper Tbk PT	294,700	147,404
Indika Energy Tbk PT	180,500	29,011
Indo Tambangraya Megah Tbk PT	52,800	138,739
Indocement Tunggal Prakarsa Tbk PT	78,800	55,312
Indofood Sukses Makmur Tbk PT	407,500	168,495
Japfa Comfeed Indonesia Tbk PT	567,600	42,586
Medco Energi Internasional Tbk PT	1,095,352	73,781
Media Nusantara Citra Tbk PT *	629,000	24,750
Pabrik Kertas Tjiwi Kimia Tbk PT	133,200	59,740
Panin Financial Tbk PT	1,207,600	29,637
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	296,500	20,169
Ramayana Lestari Sentosa Tbk PT	70,400	3,028
Samudera Indonesia Tbk PT	670,500	16,724
Sawit Sumbermas Sarana Tbk PT	240,200	27,072
Semen Indonesia Persero Tbk PT	278,124	116,855
Sri Rejeki Isman Tbk PT *§	996,900	—
Summarecon Agung Tbk PT	932,100	32,946
Surya Semesta Internusa Tbk PT *	393,100	9,228
Timah Tbk PT	281,100	19,309
Triputra Agro Persada PT	418,500	17,444
Tunas Baru Lampung Tbk PT	317,700	14,619
United Tractors Tbk PT	182,800	354,762
Vale Indonesia Tbk PT *	184,400	81,781
Wijaya Karya Persero Tbk PT *	459,200	15,772

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Indonesia (Continued)
XL Axiata Tbk PT	522,966	$69,057

		3,868,970

Korea — 12.5%
AMOREPACIFIC Group	612	18,099
Asia Paper Manufacturing Co. Ltd.	567	15,483
Binggrae Co. Ltd.	417	13,309
BNK Financial Group, Inc.	20,319	101,607
CJ CheilJedang Corp.	860	215,355
CJ Corp.	1,381	110,641
CJ ENM Co. Ltd. *	531	35,037
CJ Logistics Corp.	649	39,832
Com2uSCorp	128	7,109
Cuckoo Homesys Co. Ltd.	408	8,305
Dae Han Flour Mills Co. Ltd.	157	17,426
Daesang Corp.	2,426	36,543
Daewoo Engineering & Construction Co. Ltd. *	18,960	58,692
Daihan Pharmaceutical Co. Ltd.	296	6,128
Daishin Securities Co. Ltd.	3,671	36,094
Daou Technology, Inc.	2,149	34,500
DB Insurance Co. Ltd.	2,224	127,955
DGB Financial Group, Inc.	18,216	96,548
DI Dong Il Corp.	1,505	28,670
DL E&C Co. Ltd.	3,846	95,570
DL Holdings Co. Ltd.	1,534	62,805
Dong-A Socio Holdings Co., Ltd.	150	9,771
Dong-A ST Co. Ltd.	237	9,976
Dongkuk Steel Mill Co. Ltd.	6,894	64,606
Dongwha Pharm Co. Ltd.	736	4,698
Dongwon F&B Co. Ltd.	128	15,781
Dongwon Industries Co. Ltd.	715	28,120
Doosan Bobcat, Inc.	4,635	155,586
Doosan Co. Ltd.	376	28,275
DoubleUGames Co. Ltd.	504	17,112
E-MART, Inc.	1,350	109,506
Easy Holdings Co. Ltd.	5,023	11,864
ENF Technology Co. Ltd.	555	9,336
Eugene Corp.	5,295	13,788
Eugene Investment & Securities Co. Ltd.	8,694	16,529
Fila Holdings Corp.	1,212	33,981
Green Cross Holdings Corp.	1,234	14,616
GS Engineering & Construction Corp.	4,411	69,967
GS Holdings Corp.	4,562	141,571
GS Retail Co. Ltd.	2,919	63,566
Hana Financial Group, Inc.	22,264	696,044
Handok, Inc.	492	5,688
Handsome Co. Ltd.	1,312	26,253
Hanil Holdings Co. Ltd.	1,021	8,972
Hanjin Transportation Co. Ltd.	1,142	17,895
Hankook Tire & Technology Co. Ltd.	5,220	139,537
Hansol Paper Co. Ltd.	2,232	20,179
Hansol Technics Co. Ltd.	1,664	7,822
Hanwha Corp.	3,458	69,726
Hanwha Galleria Co. Ltd. *	4,602	7,530
Hanwha Investment & Securities Co. Ltd. *	13,449	27,893
Hanwha Life Insurance Co. Ltd. *	20,246	37,324
Hanwha Solutions Corp. *<>	4,080	130,374
HD Hyundai Co. Ltd.	3,175	141,696

	SHARES	VALUE†
HDC Holdings Co. Ltd.	2,781	$14,441
HDC Hyundai Development Co.-Engineering & Construction	2,554	22,149
HL Holdings Corp.	1,090	26,207
HL Mando Co. Ltd.	1,222	43,038
HMM Co. Ltd.	20,919	326,997
HS Industries Co. Ltd.	3,615	10,580
Hy-Lok Corp.	918	16,254
Hyosung Corp.	657	34,115
Hyosung Heavy Industries Corp. *	306	15,678
Hyundai Construction Equipment Co. Ltd.	1,558	62,351
Hyundai Department Store Co. Ltd.	867	36,429
Hyundai Doosan Infracore Co. Ltd.	10,482	60,629
Hyundai Engineering & Construction Co. Ltd.	4,831	135,261
Hyundai Futurenet Co. Ltd.	3,997	9,625
Hyundai Glovis Co. Ltd.	1,232	149,996
Hyundai Greenfood Co. Ltd. <>	5,396	30,050
Hyundai Home Shopping Network Corp.	716	26,674
Hyundai Livart Furniture Co. Ltd. *	1,625	9,873
Hyundai Marine & Fire Insurance Co. Ltd.	4,572	118,703
Hyundai Mobis Co. Ltd.	3,743	621,030
Hyundai Motor Co.	7,395	1,048,030
Hyundai Motor Securities Co. Ltd.	1,658	11,233
Hyundai Steel Co.	5,647	150,517
Hyundai Wia Corp.	941	40,478
Industrial Bank of Korea	20,136	156,219
Innocean Worldwide, Inc.	407	12,708
INTOPS Co. Ltd.	1,491	40,658
IS Dongseo Co. Ltd. *	1,027	32,147
JB Financial Group Co. Ltd.	11,834	79,448
KB Financial Group, Inc., ADR @	24,215	881,910
KC Co. Ltd.	887	14,921
KC Tech Co. Ltd.	463	7,362
KCC Corp.	293	49,964
KCC Glass Corp.	444	13,523
KG Eco Technology Service Co. Ltd.	2,094	29,564
Kia Corp.	20,750	1,291,047
KISWIRE Ltd.	1,165	18,300
KIWOOM Securities Co. Ltd.	1,398	108,459
Kolmar Korea Holdings Co. Ltd.	830	9,748
Kolon Industries, Inc.	1,930	65,972
Korea Asset In Trust Co. Ltd.	5,452	11,768
Korea Electric Terminal Co. Ltd.	682	32,428
Korea Investment Holdings Co. Ltd.	2,704	114,237
Korea Line Corp. *	16,631	27,849
Korea Petrochemical Ind Co. Ltd.	384	54,038
Korea Real Estate Investment & Trust Co. Ltd.	13,613	13,792
Korea Shipbuilding & Offshore Engineering Co. Ltd. *	2,470	147,041
Korean Air Lines Co. Ltd.	2,467	43,964
Korean Reinsurance Co.	10,794	60,278
KT Skylife Co. Ltd.	3,507	21,039
Kumho Petrochemical Co. Ltd.	1,118	123,406
Kumho Tire Co., Inc. *	7,034	20,208
Kwang Dong Pharmaceutical Co. Ltd.	5,019	21,281
Kyobo Securities Co. Ltd.	2,156	8,413
LF Corp.	1,623	21,630
LG Corp.	5,347	340,079
LG Display Co. Ltd. *	12,166	153,541

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
LG Display Co. Ltd., ADR @	22,467	$143,339
LG Electronics, Inc.	10,373	918,698
LG HelloVision Co. Ltd.	4,225	13,631
LG Uplus Corp.	15,900	132,271
Lotte Chemical Corp.	1,267	185,692
Lotte Confectionery Co. Ltd.	167	14,034
Lotte Corp.	1,582	34,937
LOTTE Fine Chemical Co. Ltd.	1,517	68,051
Lotte Shopping Co. Ltd.	641	40,326
LS Corp.	1,155	70,621
LS Electric Co. Ltd.	596	25,866
LX Holdings Corp.	2,593	16,990
LX International Corp.	3,459	76,920
Maeil Dairies Co. Ltd.	341	12,534
Meritz Securities Co. Ltd.	26,261	123,050
Mirae Asset Securities Co. Ltd.	23,824	118,219
MK Electron Co. Ltd.	1,843	21,377
Namyang Dairy Products Co. Ltd.	41	17,762
Netmarble Corp. *±	1,028	52,354
Nexen Corp.	1,612	5,095
Nexen Tire Corp.	5,151	34,186
NH Investment & Securities Co. Ltd.	10,116	68,380
NHN Corp. *	2,376	48,000
NICE Holdings Co. Ltd.	708	6,635
Nong Shim Holdings Co. Ltd.	185	9,663
NongShim Co. Ltd.	178	51,820
OCI Co. Ltd.	1,446	113,627
Orion Holdings Corp.	2,572	33,626
Ottogi Corp.	38	13,077
Pan Ocean Co. Ltd.	22,750	101,531
Partron Co. Ltd.	1,897	12,022
Poongsan Corp.	1,950	56,619
POSCO Holdings, Inc.	1,564	442,103
POSCO Holdings, Inc., ADR	14,285	995,522
Posco International Corp.	4,654	79,721
Sajo Industries Co. Ltd.	327	10,763
Samsung C&T Corp.	3,610	300,036
Samsung Card Co. Ltd.	2,083	48,641
Samsung Electronics Co. Ltd.	9,536	468,797
Samsung Electronics Co. Ltd., GDR	1,132	1,390,662
Samsung Fire & Marine Insurance Co. Ltd.	2,717	429,928
Samsung Life Insurance Co. Ltd.	3,756	181,186
Samsung Securities Co. Ltd.	4,339	105,654
Samyang Holdings Corp.	409	23,657
Sangsangin Co. Ltd.	375	1,429
SeAH Steel Holdings Corp.	235	26,138
Sebang Co. Ltd.	1,306	46,147
Sebang Global Battery Co. Ltd.	697	29,768
Seohan Co. Ltd.	5,607	4,255
Seoul Semiconductor Co. Ltd.	1,842	16,271
SGC Energy Co. Ltd.	395	9,224
Shinhan Financial Group Co. Ltd.	23,813	646,610
Shinhan Financial Group Co. Ltd., ADR	5,343	143,940
Shinsegae, Inc.	629	104,121
Shinyoung Securities Co. Ltd. *	511	21,903
SK Chemicals Co. Ltd.	256	14,650
SK Discovery Co. Ltd.	1,247	30,269
SK Gas Ltd.	364	33,189
SK Hynix, Inc.	42,579	2,897,799
SK Innovation Co. Ltd. *	4,152	571,843
SK Networks Co. Ltd.	12,838	44,425
SK Securities Co. Ltd.	36,346	19,711
SK, Inc.	2,700	357,760

	SHARES	VALUE†
SL Corp.	1,820	$39,004
SNT Motiv Co. Ltd.	1,086	39,082
Songwon Industrial Co. Ltd.	1,925	27,681
Soulbrain Holdings Co. Ltd.	523	11,249
Spigen Korea Co. Ltd.	361	8,929
Suheung Co. Ltd.	475	10,745
Sungwoo Hitech Co. Ltd.	3,959	22,382
Sunjin Co. Ltd.	941	6,238
Taekwang Industrial Co. Ltd.	36	19,938
Taeyoung Engineering & Construction Co. Ltd.	2,546	7,060
TY Holdings Co. Ltd.	2,455	19,970
Unid Co. Ltd.	511	30,420
Unidbtplus Co. Ltd *	802	5,914
WiSoL Co. Ltd.	914	4,957
Wonik Holdings Co. Ltd. *	5,077	14,702
Woori Financial Group, Inc.	38,312	335,784
Young Poong Corp.	46	20,529
Youngone Corp.	2,083	73,041
Youngone Holdings Co. Ltd.	787	38,750
Yuanta Securities Korea Co. Ltd.	11,552	23,692

		23,265,712

Malaysia — 1.7%
Aeon Co. M Bhd	64,400	18,973
Alliance Bank Malaysia Bhd	93,200	71,814
AMMB Holdings Bhd	154,687	131,462
Bank Islam Malaysia Bhd	33,000	16,079
Batu Kawan Bhd	16,500	79,499
Boustead Plantations Bhd	55,720	8,966
Bumi Armada Bhd *	264,700	37,793
CIMB Group Holdings Bhd	502,873	605,157
DRB-Hicom Bhd	119,100	37,248
Gamuda Bhd	127,679	118,058
Genting Bhd	144,900	153,028
Genting Malaysia Bhd	182,600	109,663
Genting Plantations Bhd	7,100	9,510
Hengyuan Refining Co. Bhd	9,900	7,718
Hibiscus Petroleum Bhd	140,200	31,456
Hong Leong Financial Group Bhd	17,621	71,802
IJM Corp. Bhd	250,560	90,855
IOI Properties Group Bhd	50,050	12,477
Kossan Rubber Industries Bhd	16,400	4,869
Lotte Chemical Titan Holding Bhd ±	36,723	11,235
Magnum Bhd	86,961	22,467
Mah Sing Group Bhd	205,885	27,529
Malayan Banking Bhd	283,943	551,477
Malaysia Building Society Bhd	205,001	27,179
Malaysian Resources Corp. Bhd	136,329	10,659
Matrix Concepts Holdings Bhd	64,200	21,097
Mega First Corp. Bhd	12,800	10,153
MISC Bhd	80,820	132,243
MKH Bhd	36,950	10,551
Oriental Holdings Bhd	25,760	38,706
OSK Holdings Bhd	74,455	16,789
PPB Group Bhd	37,500	140,737
RHB Bank Bhd	155,045	196,068
Sarawak Oil Palms Bhd	30,750	16,655
Sime Darby Bhd	293,600	143,057
Sime Darby Property Bhd	308,000	33,854
SP Setia Bhd Group	143,480	19,347
Sunway Bhd	96,197	34,664
Ta Ann Holdings Bhd	12,260	8,780
Top Glove Corp. Bhd *	84,400	17,980
United Malacca Bhd	14,600	17,702

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Malaysia (Continued)
UOA Development Bhd	14,900	$5,605
Yinson Holdings Bhd	96,880	56,426
YTL Corp. Bhd	416,943	58,112

		3,245,499

Mexico — 2.7%
ALEATICA SAB de CV *	17,691	34,361
Alfa SAB de CV, Class A	260,453	165,493
Alpek SAB de CV	27,384	30,438
Arca Continental SAB de CV	13,834	125,427
Banco del Bajio SA ±	35,798	130,220
Cemex SAB de CV *	605,139	333,129
Cemex SAB de CV, ADR *	2,361	13,056
Coca-Cola Femsa SAB de CV	19,670	158,091
Consorcio ARA SAB de CV	72,788	15,430
Corp. Actinver SAB de CV	15,700	11,065
El Puerto de Liverpool SAB de CV, Series C1	8,547	53,559
Fomento Economico Mexicano SAB de CV	56,916	541,839
GCC SAB de CV	9,847	78,142
Genomma Lab Internacional SAB de CV, Series B	44,530	35,856
Gentera SAB de CV	67,054	73,343
Grupo Carso SAB de CV, Series A1	20,689	102,894
Grupo Comercial Chedraui SA de CV	22,247	127,161
Grupo Elektra SAB de CV	182	10,373
Grupo Financiero Banorte SAB de CV, Class O	107,375	904,047
Grupo Financiero Inbursa SAB de CV, Class O *	90,439	194,328
Grupo Hotelero Santa Fe SAB de CV *	22,600	5,017
Grupo Mexico SAB de CV, Series B	158,955	751,905
Grupo Televisa SAB	189,926	201,204
Industrias CH SAB de CV, Series B *	23,916	297,291
Industrias Penoles SAB de CV *	8,090	120,407
La Comer SAB de CV	31,211	72,797
Megacable Holdings SAB de CV	37,265	95,334
Minera Frisco SAB de CV, Class A1 *	52,254	7,974
Nemak SAB de CV *±	122,975	31,460
Orbia Advance Corp. SAB de CV	64,269	139,773
Organizacion Soriana SAB de CV, Class B *	57,868	99,551
Promotora y Operadora de Infraestructura SAB de CV	13,054	130,221
Promotora y Operadora de Infraestructura SAB de CV, Class L	1,600	10,402

		5,101,588

Philippines — 0.8%
ACEN Corp.	37,650	4,238
Alliance Global Group, Inc.	253,300	57,588
Ayala Corp.	12,550	150,051
Ayala Land, Inc.	38,300	18,669
Bank of the Philippine Islands	29,179	55,014
BDO Unibank, Inc.	113,780	268,936
Belle Corp.	176,000	4,079
CEMEX Holdings Philippines, Inc. *±	324,537	6,567
China Banking Corp.	74,676	44,024
Cosco Capital, Inc.	257,000	19,382
DMCI Holdings, Inc.	385,900	81,631

	SHARES	VALUE†
Filinvest Land, Inc.	1,435,000	$19,797
First Philippine Holdings Corp.	26,510	29,599
GT Capital Holdings, Inc.	3,472	32,954
JG Summit Holdings, Inc.	178,383	157,170
LT Group, Inc.	132,300	24,092
Megaworld Corp.	1,004,700	36,961
Metropolitan Bank & Trust Co.	133,237	143,371
Puregold Price Club, Inc.	55,500	31,953
Rizal Commercial Banking Corp.	47,790	21,537
Robinsons Land Corp.	247,455	66,911
Robinsons Retail Holdings, Inc.	31,610	31,340
San Miguel Corp.	41,650	81,975
Security Bank Corp.	37,690	63,781
Top Frontier Investment Holdings, Inc. *	4,630	8,061
Union Bank of the Philippines	42,739	66,862

		1,526,543

Poland — 0.8%
AB SA	845	9,984
Alior Bank SA *	8,160	73,254
Amica SA	306	5,622
Asseco Poland SA	4,353	76,744
Bank Polska Kasa Opieki SA	5,127	101,507
Ciech SA	1,973	26,488
Cognor Holding SA	5,564	13,354
Cyfrowy Polsat SA	17,146	66,495
Develia SA	16,364	11,828
Echo Investment SA	1,732	1,384
Enea SA *	23,584	34,530
Grupa Azoty SA *	5,354	44,504
Jastrzebska Spolka Weglowa SA *	4,372	47,716
KGHM Polska Miedz SA	9,866	279,420
Lubelski Wegiel Bogdanka SA	1,684	14,856
mBank SA *	700	49,688
PGE Polska Grupa Energetyczna SA *	60,152	87,458
Polski Koncern Naftowy Orlen SA	37,588	507,153
Santander Bank Polska SA	461	31,164
Tauron Polska Energia SA *	66,763	29,805

		1,512,954

Russia — 0.0%
Gazprom PJSC, ADR *§	162,760	—
Lukoil PJSC, ADR *§	15,271	—
RusHydro PJSC, ADR *§	61,905	—
VTB Bank PJSC, GDR *§	92,145	—

		—

Singapore — 0.0%
China XLX Fertiliser Ltd.	44,000	23,261

South Africa — 3.2%
Absa Group Ltd.	55,331	564,901
Aeci Ltd.	11,902	62,755
African Rainbow Minerals Ltd. @	9,314	120,661
AngloGold Ashanti Ltd., ADR	21,886	529,422
Aspen Pharmacare Holdings Ltd.	21,622	222,450
Astral Foods Ltd.	5,245	46,550
Barloworld Ltd.	20,449	102,572
DataTec Ltd.	21,933	46,576
Exxaro Resources Ltd.	19,227	201,449
Foschini Group Ltd. (The)	10,391	53,078
Grindrod Ltd.	33,342	17,078
Harmony Gold Mining Co. Ltd.	14,397	59,173

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
South Africa (Continued)
Harmony Gold Mining Co. Ltd., ADR	30,759	$126,112
Impala Platinum Holdings Ltd. @	69,779	642,061
Investec Ltd.	21,334	117,568
KAP Industrial Holdings Ltd.	156,089	27,878
Lewis Group Ltd.	3,337	7,684
Life Healthcare Group Holdings Ltd.	95,918	103,918
Metair Investments Ltd.	23,331	32,759
Momentum Metropolitan Holdings	100,980	99,987
Motus Holdings Ltd.	14,664	79,888
Mpact Ltd.	15,365	25,716
Nedbank Group Ltd.	26,249	319,691
Oceana Group Ltd.	7,336	28,582
Old Mutual Ltd.	313,640	207,860
Omnia Holdings Ltd.	16,030	50,597
Pepkor Holdings Ltd. ±	100,821	97,622
Raubex Group Ltd.	16,897	23,820
Reunert Ltd.	14,953	50,725
RFG Holdings Ltd.	12,062	5,962
Royal Bafokeng Platinum Ltd.	7,872	63,383
Sappi Ltd. @	46,866	120,580
Sasol Ltd.	38,852	523,700
Sasol Ltd., ADR	3,934	53,699
Sibanye Stillwater Ltd. @	202,105	415,788
Sibanye Stillwater Ltd., ADR @	1,610	13,395
Standard Bank Group Ltd.	49,624	481,636
Super Group Ltd.	41,508	75,976
Telkom SA SOC Ltd. *@	28,405	56,985
Wilson Bayly Holmes-Ovcon Ltd. *	5,488	32,611
Zeda Ltd. *	20,449	12,852

		5,925,700

Taiwan — 17.7%
Acer, Inc.	187,884	173,707
Acter Group Corp. Ltd.	4,000	18,130
ADATA Technology Co. Ltd.	5,000	13,055
Advanced International Multitech Co. Ltd.	8,000	26,117
Altek Corp.	13,000	15,264
Ambassador Hotel (The) *	20,000	23,089
AmTRAN Technology Co. Ltd.	74,301	24,769
Apex International Co. Ltd.	15,000	29,165
Arcadyan Technology Corp.	11,000	38,476
Ardentec Corp.	39,092	73,825
ASE Technology Holding Co. Ltd.	233,000	860,908
Asia Cement Corp.	158,269	225,078
Asia Optical Co., Inc.	5,000	10,838
Asia Pacific Telecom Co. Ltd. *	125,842	26,741
Asia Polymer Corp.	31,602	29,944
Asia Vital Components Co. Ltd.	27,000	125,035
Asustek Computer, Inc.	53,000	474,341
AUO Corp.	502,400	303,610
Bank of Kaohsiung Co. Ltd.	46,350	18,724
Basso Industry Corp.	9,000	12,725
Bioteque Corp.	3,000	11,085
Brighton-Best International Taiwan, Inc.	17,000	20,128
Capital Securities Corp.	184,437	72,690
Career Technology MFG. Co. Ltd. *	20,400	16,147
Catcher Technology Co. Ltd.	43,000	268,331
Cathay Financial Holding Co. Ltd.	393,170	539,765
Cathay Real Estate Development Co. Ltd.	70,000	39,314
Chang Hwa Commercial Bank Ltd.	299,460	170,642
Chang Wah Electromaterials, Inc.	20,000	24,304
Channel Well Technology Co. Ltd.	16,000	23,279
Cheng Loong Corp.	82,000	76,082

	SHARES	VALUE†
Cheng Shin Rubber Industry Co. Ltd.	131,000	$157,256
Cheng Uei Precision Industry Co. Ltd.	44,543	60,493
Chia Hsin Cement Corp.	22,000	13,692
Chin-Poon Industrial Co. Ltd.	36,000	38,427
China Airlines Ltd.	278,111	178,115
China Bills Finance Corp.	89,000	43,846
China Chemical & Pharmaceutical Co. Ltd.	19,000	16,225
China Development Financial Holding Corp.	1,154,559	475,892
China General Plastics Corp.	28,665	24,760
China Man-Made Fiber Corp. *	115,018	31,429
China Metal Products	31,000	36,144
China Motor Corp.	22,478	47,174
China Petrochemical Development Corp.	389,871	126,126
China Steel Corp.	913,800	927,381
Chipbond Technology Corp.	42,000	95,594
ChipMOS Technologies, Inc.	28,897	36,397
Chun Yuan Steel Industry Co. Ltd.	30,000	15,765
Chung-Hsin Electric & Machinery Manufacturing Corp.	28,000	86,996
Chunghwa Precision Test Tech Co. Ltd.	2,000	37,376
Clevo Co.	43,000	43,004
CMC Magnetics Corp. *	87,979	22,856
Compal Electronics, Inc.	288,000	238,837
Compeq Manufacturing Co. Ltd.	109,000	165,930
Concord Securities Co. Ltd.	37,000	13,489
Continental Holdings Corp.	42,000	42,486
Coretronic Corp.	40,800	90,853
CTBC Financial Holding Co. Ltd.	1,475,280	1,058,703
D-Link Corp. *	50,640	30,270
DA CIN Construction Co. Ltd.	9,000	9,873
Da-Li Development Co. Ltd.	12,000	12,553
Darfon Electronics Corp.	17,000	24,623
Darwin Precisions Corp. *	55,000	19,238
Depo Auto Parts Ind Co. Ltd.	12,000	35,826
Dyaco International, Inc.	7,000	10,323
Dynapack International Technology Corp.	7,000	19,013
Eastern Media International Corp.	24,300	15,004
Edom Technology Co. Ltd.	10,000	9,377
Elite Advanced Laser Corp.	8,000	10,549
Elite Semiconductor Microelectronics Technology, Inc.	8,000	21,887
Elitegroup Computer Systems Co. Ltd.	35,877	26,807
Ennoconn Corp.	3,116	27,120
ENNOSTAR, Inc.	36,414	63,625
Entie Commercial Bank Co. Ltd.	68,000	33,054
Eternal Materials Co., Ltd.	42,300	43,554
Eva Airways Corp.	241,478	212,946
Everest Textile Co. Ltd. *	56,568	14,194
Evergreen International Storage & Transport Corp.	54,000	49,127
Evergreen Marine Corp. Taiwan Ltd.	65,583	341,404
EVERGREEN Steel Corp.	13,000	23,825
Everlight Chemical Industrial Corp.	56,000	34,578
Everlight Electronics Co. Ltd.	40,000	52,615
Excelsior Medical Co. Ltd.	11,550	30,234
Far Eastern Department Stores Ltd.	85,220	63,675
Far Eastern International Bank	283,151	103,226
Far Eastern New Century Corp.	266,338	273,795
Farglory Land Development Co. Ltd.	26,721	49,760
Feng Hsin Steel Co. Ltd.	14,000	31,313
First Financial Holding Co. Ltd.	561,369	487,666
First Steamship Co. Ltd. *	103,240	30,991
Fitipower Integrated Technology, Inc.	4,000	22,136
FLEXium Interconnect, Inc. *	24,000	78,036

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Formosa Advanced Technologies Co. Ltd.	20,000	$29,231
Formosa Chemicals & Fibre Corp.	176,000	399,429
Formosa Laboratories, Inc.	8,000	20,153
Formosa Petrochemical Corp.	41,000	114,459
Formosa Plastics Corp.	204,000	615,065
Formosa Taffeta Co. Ltd.	28,000	25,841
Formosan Rubber Group, Inc.	20,080	14,608
Formosan Union Chemical	48,179	39,876
Foxconn Technology Co. Ltd.	58,127	106,718
Foxsemicon Integrated Technology, Inc.	1,000	6,503
FSP Technology, Inc.	8,000	12,165
Fubon Financial Holding Co. Ltd.	620,731	1,151,861
Fulltech Fiber Glass Corp.	32,249	12,869
G Shank Enterprise Co. Ltd.	10,000	18,688
Gamania Digital Entertainment Co. Ltd.	6,000	14,425
Gemtek Technology Corp.	47,000	47,698
General Interface Solution Holding Ltd.	24,000	64,636
Getac Holdings Corp.	21,000	36,900
Giantplus Technology Co. Ltd. *	37,000	17,256
Gigabyte Technology Co., Ltd.	35,000	153,461
Global Brands Manufacture Ltd.	10,000	11,117
Global PMX Co. Ltd.	2,000	9,492
Gloria Material Technology Corp. *	34,392	58,059
Goldsun Building Materials Co. Ltd.	82,973	76,031
Grand Pacific Petrochemical	102,000	67,001
Great Wall Enterprise Co. Ltd.	31,330	52,581
Greatek Electronics, Inc.	16,000	28,009
Hannstar Board Corp.	38,929	45,453
HannStar Display Corp. *	35,000	14,656
HannsTouch Solution, Inc.	32,279	10,464
Hey Song Corp.	18,750	22,108
Highwealth Construction Corp.	52,697	71,220
Hiroca Holdings Ltd.	8,000	11,942
Ho Tung Chemical Corp.	108,688	32,020
Holy Stone Enterprise Co., Ltd.	10,000	33,008
Hon Hai Precision Industry Co. Ltd.	703,068	2,401,480
Hong Pu Real Estate Development Co. Ltd. *	20,000	16,093
Hong TAI Electric Industrial	13,000	8,433
Hsin Kuang Steel Co., Ltd.	7,000	11,024
HUA ENG Wire & Cable Co. Ltd.	29,000	14,049
Hua Nan Financial Holdings Co. Ltd.	473,337	347,453
Huang Hsiang Construction Corp.	8,000	11,929
Hung Ching Development & Construction Co. Ltd.	20,000	14,582
Hung Sheng Construction Ltd.	50,688	38,206
IBF Financial Holdings Co. Ltd.	71,715	29,089
IEI Integration Corp.	8,000	22,412
Innolux Corp.	595,270	283,485
International CSRC Investment Holdings Co.	58,604	38,014
Inventec Corp.	158,282	166,093
ITEQ Corp.	15,000	38,575
Kenda Rubber Industrial Co. Ltd.	33,000	34,032
Kerry TJ Logistics Co. Ltd.	9,000	11,218
Kindom Development Co. Ltd.	46,200	45,521
King Yuan Electronics Co. Ltd.	113,100	180,158
King’s Town Bank Co. Ltd.	90,000	104,196
Kinpo Electronics	138,000	59,374

	SHARES	VALUE†
Kinsus Interconnect Technology Corp.	28,000	$106,675
KS Terminals, Inc.	14,000	32,876
Kuo Yang Construction Co. Ltd. *	14,000	8,414
L&K Engineering Co. Ltd.	16,000	25,460
Largan Precision Co. Ltd.	6,000	428,607
Lealea Enterprise Co. Ltd.	80,000	27,194
Lelon Electronics Corp.	10,000	21,545
Lien Hwa Industrial Holdings Corp.	46,702	85,896
Lingsen Precision Industries Ltd.	41,000	20,401
Lite-On Technology Corp.	183,874	442,662
Longchen Paper & Packaging Co. Ltd.	92,459	51,472
Lung Yen Life Service Corp.	16,000	20,626
Macronix International Co. Ltd.	119,171	137,185
MediaTek, Inc.	2,000	51,696
Mega Financial Holding Co. Ltd.	466,371	505,468
Mercuries & Associates Holding Ltd.	42,767	21,561
Mercuries Life Insurance Co. Ltd. *	234,469	38,735
Micro-Star International Co., Ltd.	31,000	146,613
Mirle Automation Corp.	6,000	7,498
Mitac Holdings Corp.	27,637	24,780
MOSA Industrial Corp.	8,656	6,894
MPI Corp.	6,000	26,603
Namchow Holdings Co. Ltd.	7,000	10,840
Nan Ya Plastics Corp.	346,000	880,696
Nanya Technology Corp.	117,000	255,538
O-Bank Co. Ltd.	91,943	29,231
Orient Semiconductor Electronics Ltd.	42,485	28,674
Oriental Union Chemical Corp.	16,000	10,457
Pan Jit International, Inc.	13,600	31,848
Pan-International Industrial Corp.	34,380	44,319
PChome Online, Inc.	4,000	8,185
Pegatron Corp.	187,249	428,648
Phison Electronics Corp.	6,000	77,248
Pixart Imaging, Inc.	8,000	28,377
POU Chen Corp.	169,133	173,313
Powerchip Semiconductor Manufacturing Corp.	198,000	215,249
Powertech Technology, Inc.	49,000	146,449
President Securities Corp.	86,636	45,811
Primax Electronics Ltd.	25,000	49,594
Prince Housing & Development Corp.	77,970	29,961
Prosperity Dielectrics Co. Ltd.	11,000	14,252
Qisda Corp.	139,400	145,134
Quanta Computer, Inc.	160,000	468,216
Quanta Storage, Inc.	13,000	24,721
Radiant Opto-Electronics Corp.	27,000	97,988
Radium Life Tech Co. Ltd.	101,477	30,362
Rechi Precision Co. Ltd.	16,000	9,932
Rexon Industrial Corp. Ltd.	13,000	12,403
Rich Development Co. Ltd.	19,978	6,489
Ritek Corp. *	47,211	13,862
Ruentex Industries Ltd.	37,891	70,313
Sampo Corp.	31,600	28,541
San Fang Chemical Industry Co. Ltd.	13,000	8,945
Sanyang Motor Co. Ltd.	41,573	53,251
Sesoda Corp.	17,193	24,027
Shanghai Commercial & Savings Bank Ltd. (The)	82,618	127,397
ShenMao Technology, Inc.	10,000	15,781
Shih Wei Navigation Co. Ltd.	17,554	15,163
Shihlin Electric & Engineering Corp.	26,000	68,314

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Shin Kong Financial Holding Co. Ltd.	715,108	$197,757
Shin Zu Shing Co. Ltd.	16,660	47,604
Shinkong Insurance Co. Ltd.	22,000	36,055
Shinkong Synthetic Fibers Corp.	108,151	63,937
Sigurd Microelectronics Corp.	42,694	78,384
Simplo Technology Co. Ltd.	9,000	89,564
Sincere Navigation Corp.	27,810	22,606
Sinon Corp.	37,000	45,935
SinoPac Financial Holdings Co. Ltd.	698,433	380,786
Sirtec International Co. Ltd.	12,000	8,671
Soft-World International Corp.	4,000	12,165
St Shine Optical Co. Ltd.	5,000	42,532
Sunonwealth Electric Machine Industry Co. Ltd.	12,000	20,652
Supreme Electronics Co. Ltd.	43,121	63,094
Syncmold Enterprise Corp.	5,000	9,820
Synnex Technology International Corp.	87,300	175,761
Systex Corp.	5,000	12,940
TA Chen Stainless Pipe Co., Ltd.	87,870	131,311
Ta Ya Electric Wire & Cable	54,401	46,187
TA-I Technology Co. Ltd.	6,000	9,173
TAI-TECH Advanced Electronics Co. Ltd.	3,000	11,134
Taichung Commercial Bank Co. Ltd.	238,060	108,289
TaiDoc Technology Corp.	7,000	42,532
Taiflex Scientific Co. Ltd.	25,740	36,014
Tainan Spinning Co. Ltd.	115,427	63,879
Taishin Financial Holding Co. Ltd.	703,708	383,662
Taiwan Business Bank	369,300	163,136
Taiwan Cement Corp.	380,971	455,451
Taiwan Cooperative Financial Holding Co. Ltd.	209,706	179,763
Taiwan Fertilizer Co. Ltd.	48,000	88,283
Taiwan FU Hsing Industrial Co. Ltd.	21,000	30,313
Taiwan Glass Industry Corp.	81,321	54,886
Taiwan Hon Chuan Enterprise Co. Ltd.	30,925	98,724
Taiwan Navigation Co. Ltd.	22,000	22,435
Taiwan Paiho Ltd.	12,000	23,253
Taiwan PCB Techvest Co. Ltd.	28,000	38,072
Taiwan Sakura Corp.	6,000	12,572
Taiwan Shin Kong Security Co. Ltd.	10,100	13,518
Taiwan Styrene Monomer	23,000	10,462
Taiwan Surface Mounting Technology Corp.	21,518	68,694
Taiwan Union Technology Corp.	19,000	44,431
Tatung Co. Ltd. *	115,000	124,641
TCI Co. Ltd.	5,000	33,172
Teco Electric & Machinery Co. Ltd.	101,000	140,980
Test Research, Inc.	11,000	22,941
Thinking Electronic Industrial Co. Ltd.	4,000	20,100
Thye Ming Industrial Co. Ltd.	8,000	11,272
Ton Yi Industrial Corp.	82,000	51,978
Tong Hsing Electronic Industries Ltd.	9,900	64,542
Tong Yang Industry Co. Ltd.	41,921	63,609
Topco Scientific Co. Ltd.	4,000	24,830
Topkey Corp.	3,000	20,642
TPK Holding Co. Ltd.	34,000	38,246
Transcend Information, Inc.	10,000	24,009
Tripod Technology Corp.	25,000	91,962
TSRC Corp.	26,000	24,081
Tung Ho Steel Enterprise Corp.	58,290	107,209
TXC Corp.	16,000	46,769
TYC Brother Industrial Co. Ltd.	21,000	20,691
U-Ming Marine Transport Corp.	27,000	49,482

	SHARES	VALUE†
Union Bank of Taiwan	159,404	$82,981
Unitech Printed Circuit Board Corp. *	71,667	44,722
United Microelectronics Corp. *	499,513	867,862
United Microelectronics Corp., ADR @*	38,376	336,174
Universal Cement Corp.	46,836	40,764
Unizyx Holding Corp.	31,438	38,359
UPC Technology Corp.	80,916	38,269
USI Corp.	77,130	67,130
Wafer Works Corp.	14,000	22,301
Wah Lee Industrial Corp.	21,420	61,627
Walsin Lihwa Corp.	156,211	250,112
Walsin Technology Corp.	28,000	88,927
Walton Advanced Engineering, Inc.	34,000	15,354
Wan Hai Lines Ltd.	58,000	130,487
Wei Chuan Foods Corp.	14,000	9,196
Weikeng Industrial Co. Ltd.	32,945	32,407
Winbond Electronics Corp.	331,893	288,863
Wisdom Marine Lines Co. Ltd.	27,019	56,971
Wistron Corp.	287,431	395,073
Wistron NeWeb Corp.	6,000	20,396
WPG Holdings Ltd.	154,400	254,565
WT Microelectronics Co. Ltd.	31,265	69,415
Yageo Corp.	18,067	313,899
Yang Ming Marine Transport Corp.	143,000	301,992
YC INOX Co. Ltd.	27,763	26,899
Yem Chio Co. Ltd.	22,666	12,209
Yeong Guan Energy Technology Group Co. Ltd.	7,000	18,001
YFY, Inc.	114,385	99,743
Yieh Phui Enterprise Co. Ltd.	55,151	28,438
Youngtek Electronics Corp.	12,000	26,643
Yuanta Financial Holding Co. Ltd.	686,327	503,799
Yuen Foong Yu Consumer Products Co. Ltd.	15,000	18,425
Yulon Motor Co. Ltd.	51,371	126,877
YungShin Global Holding Corp.	7,000	10,104
Zeng Hsing Industrial Co. Ltd.	2,148	8,007
Zenitron Corp.	18,000	19,273
Zhen Ding Technology Holding Ltd.	62,000	232,137
Zig Sheng Industrial Co. Ltd.	28,000	9,886
Zinwell Corp. *	24,000	15,844

		32,921,304

Tanzania, United Republic Of — 0.1%
AngloGold Ashanti Ltd.	4,067	98,540

Thailand — 2.3%
AP Thailand PCL	242,500	84,391
Bangchak Corp. PCL	112,900	102,351
Bangkok Bank PCL	48,500	214,878
Bangkok Bank PCL, NVDR	13,300	58,925
Bangkok Insurance PCL	2,100	17,932
Bangkok Land PCL	1,039,700	29,797
Banpu PCL	429,750	135,730
Berli Jucker PCL	64,800	72,484
Cal-Comp Electronics Thailand PCL	310,479	19,249
Charoen Pokphand Foods PCL	322,300	199,818
GFPT PCL	33,300	11,004
Indorama Ventures PCL	93,600	94,435
IRPC PCL	633,100	48,508
Italian-Thai Development PCL *	563,700	26,541
Kasikornbank PCL, NVDR	27,100	105,008
Khon Kaen Sugar Industry PCL	135,600	12,610
Kiatnakin Phatra Bank PCL	21,900	40,508
Krung Thai Bank PCL	204,575	98,713
Lanna Resources PCL	2,500	1,075

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thailand (Continued)
LH Financial Group PCL	302,400	$9,374
LPN Development PCL	151,700	20,673
Polyplex Thailand PCL	27,000	13,897
Power Solution Technologies PCL, Class F *	224,400	9,384
Precious Shipping PCL	41,900	16,787
Property Perfect PCL	1,000,115	11,699
Pruksa Holding PCL	88,800	32,461
PTT Exploration & Production PCL	101,100	444,964
PTT Global Chemical PCL	116,228	155,503
PTT PCL	883,900	814,238
Quality Houses PCL	338,800	23,581
Regional Container Lines PCL	17,100	13,252
Sansiri PCL	1,106,700	56,314
SC Asset Corp. PCL	188,600	23,606
SCB X PCL	48,100	144,180
Siam Cement PCL (The)	33,800	311,361
Siam City Cement PCL	4,100	16,726
Sino-Thai Engineering & Construction PCL	70,300	25,904
Somboon Advance Technology PCL	20,300	11,279
SPCG PCL	37,500	15,134
Sri Trang Agro-Industry PCL	60,900	40,784
Sri Trang Gloves Thailand PCL	39,200	4,746
Star Petroleum Refining PCL	80,000	25,267
Supalai PCL	139,400	90,501
Super Energy Corp. PCL	759,200	14,653
Thai Oil PCL	78,877	121,101
Thai Stanley Electric PCL, NVDR	3,100	16,409
Thai Union Group PCL, Class F	210,500	86,798
Thanachart Capital PCL	33,100	44,285
Thitikorn PCL	10,500	2,380
Thoresen Thai Agencies PCL	37,800	8,678
TMBThanachart Bank PCL	1,537,072	63,829
TPI Polene PCL	676,600	31,658
TPI Polene Power PCL	179,000	17,589
True Corp. PCL	596,339	133,411
Unique Engineering & Construction PCL *	54,500	6,056
WHA Corp. PCL	253,200	31,840

		4,284,259

Turkey — 0.8%
Akbank TAS	317,936	280,812
Anadolu Efes Biracilik Ve Malt Sanayii AS	16,612	55,606
Dogan Sirketler Grubu Holding AS	84,330	41,067
Enka Insaat ve Sanayi AS	66,291	101,271
Eregli Demir ve Celik Fabrikalari TAS *	61,749	113,971
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	19,514	19,311
KOC Holding AS	57,667	230,013
TAV Havalimanlari Holding AS *	7,294	28,104
Turk Hava Yollari AO *	39,383	243,327
Turkiye Halk Bankasi AS *	35,220	20,292
Turkiye Is Bankasi, Class C	152,616	103,206
Turkiye Sinai Kalkinma Bankasi AS *	172,186	36,718
Turkiye Sise ve Cam Fabrikalari AS	52,572	116,001
Turkiye Vakiflar Bankasi TAO, Class D *	80,351	37,495
Vestel Elektronik Sanayi ve Ticaret AS *	6,125	15,112
Yapi ve Kredi Bankasi AS	194,984	97,291

		1,539,597

	SHARES	VALUE†
United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank PJSC	191,419	$432,615
Agthia Group PJSC	33,252	37,304
Ajman Bank PJSC *	85,055	33,119
Aldar Properties PJSC	229,175	290,174
Amanat Holdings PJSC	112,633	29,443
Dana Gas PJSC	333,486	74,007
Deyaar Development PJSC *	130,763	17,126
Dubai Investments PJSC	191,176	119,729
Dubai Islamic Bank PJSC	7,056	10,048
Emaar Development PJSC *	84,901	127,380
Emaar Properties PJSC	323,144	492,745
Emirates NBD Bank PJSC	128,759	461,043
Manazel PJSC *	139,614	13,306
RAK Properties PJSC *	114,134	18,119
Ras Al Khaimah Ceramics	60,539	44,343
SHUAA Capital PSC *	182,524	17,693

		2,218,194

TOTAL COMMON STOCKS (Identified Cost $179,705,000)		181,964,957

PREFERRED STOCKS — 1.4%
Brazil — 1.4%
Banco ABC Brasil SA, 8.300%	11,102	36,865
Banco Bradesco SA, 7.638%	100,741	261,768
Banco do Estado do Rio Grande do Sul SA, Class B, 9.143%	14,808	29,216
Banco Pan SA, 5.463%	20,000	20,124
Marcopolo SA, 7.356%	42,283	26,529
Petroleo Brasileiro SA, 44.874%	448,645	2,075,728
Randon SA Implementos e Participacoes, 11.451%	9,200	13,632
Usinas Siderurgicas de Minas Gerais SA, Class A, 8.63%	42,992	61,836

		2,525,698

Colombia — 0.0%
Grupo Argos SA, 8.445%	12,517	15,912

Philippines — 0.0%
Cebu Air, Inc., 6.000% *	12,909	9,759

India — 0.0%
Sundaram Clayton Ltd. 9.000%*<>	256,360	10,606
TOTAL PREFERRED STOCKS (Identified Cost $2,496,184)		2,561,975

RIGHTS AND WARRANTS — 0.0%
Thailand — 0.0%
Power Solution Technologies PCL Rights *	74,800	547

TOTAL RIGHTS AND WARRANTS (Identified Cost $0)		547

SHORT-TERM INVESTMENTS — 1.2%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 4.450%	190,277	190,277

Collateral For Securities On Loan — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio 4.770%	1,971,377	1,971,377

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,161,654)		2,161,654

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

VALUE†
Total Investments — 100.2% (Identified Cost $184,362,838)	$186,689,133
Liabilities, Less Cash and Other Assets — (0.2%)	(316,199)

Net Assets — 100.0%	$186,372,934

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of March 31, 2023, the fair value of the securities on loan was $3,648,924.
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2023 amounted to $3,976,782 or 2.13% of the net assets of the Fund.

<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

The accompanying notes are an integral part of these portfolio of investments.

Ten largest industry holdings as of March 31, 2023

(As a percentage of net assets) (Unaudited)

Industry	Percentage
Commercial Banks	20.5%
Oil, Gas & Consumable Fuels	10.6%
Metals & Mining	7.0%
Electronic Equipment, Instruments & Components	4.6%
Semiconductors & Semiconductor Equipment	4.3%
Chemicals	4.0%
Insurance	3.9%
Real Estate Management & Development	3.9%
Computers & Peripherals	3.7%
Automobiles	2.9%

Country weightings as of March 31, 2023

(As a percentage of long-term investments) (Unaudited)

Country	Percentage
China	31.1%
Taiwan	17.8%
India	16.2%
Korea	12.6%
Brazil	4.5%
South Africa	3.2%
Mexico	2.8%
Thailand	2.3%
Indonesia	2.1%
Other	7.4%

100.0%

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.3%
Diversified REITs — 2.3%
American Assets Trust, Inc.	6,032	$112,135
Broadstone Net Lease, Inc.	17,587	299,155
CTO Realty Growth, Inc.	2,292	39,560
Empire State Realty Trust, Inc., Class A @	11,500	74,635
Essential Properties Realty Trust, Inc.	16,250	403,812
Gladstone Commercial Corp.	3,518	44,432
Global Net Lease, Inc.	8,639	111,098
One Liberty Properties, Inc.	1,802	41,320
WP Carey, Inc.	22,578	1,748,666

		2,874,813

Health Care REITs — 8.3%
CareTrust REIT, Inc.	10,972	214,832
Community Healthcare Trust, Inc.	2,728	99,845
Global Medical REIT, Inc.	5,127	46,707
Healthcare Realty Trust, Inc., Class A	41,294	798,213
Healthpeak Properties, Inc.	59,391	1,304,820
LTC Properties, Inc.	3,972	139,536
Medical Properties Trust, Inc. @	59,765	491,268
National Health Investors, Inc.	5,063	261,150
Omega Healthcare Investors, Inc.	26,209	718,389
Physicians Realty Trust	25,667	383,208
Sabra Health Care REIT, Inc.	25,104	288,696
Universal Health Realty Income Trust	1,452	69,856
Ventas, Inc.	43,378	1,880,436
Welltower, Inc.	52,290	3,748,670

		10,445,626

Hotel & Resort REITs — 3.0%
Apple Hospitality REIT, Inc.	24,154	374,870
Braemar Hotels & Resorts, Inc.	5,308	20,489
Chatham Lodging Trust	5,496	57,653
DiamondRock Hospitality Co.	22,762	185,055
Host Hotels & Resorts, Inc.	77,497	1,277,926
Park Hotels & Resorts, Inc.	23,481	290,225
Pebblebrook Hotel Trust @	13,445	188,768
RLJ Lodging Trust	16,642	176,405
Ryman Hospitality Properties, Inc.	5,693	510,833
Service Properties Trust	17,100	170,316
Sotherly Hotels, Inc. *	3,111	6,206
Summit Hotel Properties, Inc.	10,209	71,463
Sunstone Hotel Investors, Inc.	25,032	247,316
Xenia Hotels & Resorts, Inc.	13,264	173,626

		3,751,151

Industrial REITs — 14.0%
Americold Realty Trust, Inc.	28,809	819,616
EastGroup Properties, Inc.	4,697	776,508
First Industrial Realty Trust, Inc.	14,438	768,101
LXP Industrial Trust	29,881	308,073
Plymouth Industrial REIT, Inc.	4,574	96,100
Prologis, Inc.	99,712	12,441,066
Rexford Industrial Realty, Inc.	20,932	1,248,594
STAG Industrial, Inc.	20,335	687,730
Terreno Realty Corp.	8,376	541,090

		17,686,878

Office REITs — 4.8%
Alexandria Real Estate Equities, Inc.	17,861	2,243,163
Boston Properties, Inc.	16,596	898,176
Brandywine Realty Trust	18,624	88,092
City Office REIT, Inc.	5,176	35,714
Corporate Office Properties Trust	12,496	296,280
Cousins Properties, Inc.	17,110	365,812
Douglas Emmett, Inc.	19,097	235,466
Easterly Government Properties, Inc.	9,677	132,962

	SHARES	VALUE†
Equity Commonwealth	11,816	$244,709
Highwoods Properties, Inc.	11,410	264,598
Hudson Pacific Properties, Inc.	12,646	84,096
JBG SMITH Properties	11,344	170,841
Kilroy Realty Corp.	11,447	370,883
Office Properties Income Trust	3,570	43,911
Orion Office REIT, Inc.	6,753	45,245
Paramount Group, Inc.	17,848	81,387
Piedmont Office Realty Trust, Inc., Class A	10,998	80,285
SL Green Realty Corp. @	7,066	166,192
Vornado Realty Trust	18,129	278,643

		6,126,455

Residential REITs — 15.0%
American Homes 4 Rent., Class A	35,207	1,107,260
Apartment Income REIT Corp.	16,970	607,696
Apartment Investment and Management Co., Class A	15,756	121,164
AvalonBay Communities, Inc.	15,198	2,554,176
Bluerock Homes Trust, Inc. *	412	8,166
BRT Apartments Corp.	400	7,888
Camden Property Trust	11,051	1,158,587
Centerspace	1,825	99,700
Clipper Realty, Inc.	1,167	6,699
Elme Communities	10,445	186,548
Equity LifeStyle Properties, Inc.	19,212	1,289,701
Equity Residential	39,068	2,344,080
Essex Property Trust, Inc.	7,008	1,465,653
Independence Realty Trust, Inc.	24,425	391,533
Invitation Homes, Inc.	66,305	2,070,705
Mid-America Apartment Communities, Inc.	12,665	1,912,922
NexPoint Residential Trust, Inc.	2,547	111,227
Sun Communities, Inc.	13,480	1,899,062
UDR, Inc.	35,754	1,468,059
UMH Properties, Inc.	5,369	79,407
Veris Residential, Inc. *	8,319	121,790

		19,012,023

Retail REITs — 13.6%
Acadia Realty Trust	9,876	137,770
Agree Realty Corp.	9,186	630,251
Alexander’s, Inc.	303	58,706
Brixmor Property Group, Inc.	32,591	701,358
Federal Realty OP LP	7,941	784,809
Getty Realty Corp.	3,812	137,346
InvenTrust Properties Corp.	6,885	161,109
Kimco Realty Corp.	67,177	1,311,967
Kite Realty Group Trust	23,808	498,063
Macerich Co. (The)	23,319	247,181
National Retail Properties, Inc.	19,679	868,828
Necessity Retail REIT, Inc.	17,263	108,412
NETSTREIT Corp.	6,691	122,312
Phillips Edison & Co., Inc.	10,255	334,518
Realty Income Corp.	70,499	4,463,997
Regency Centers Corp.	16,720	1,022,930
Retail Opportunity Investments Corp.	13,420	187,343
RPT Realty	8,058	76,632
Saul Centers, Inc.	1,556	60,684
Simon Property Group, Inc.	35,454	3,969,784
SITE Centers Corp.	20,691	254,086
Spirit Realty Capital, Inc.	14,821	590,469
Tanger Factory Outlet Centers, Inc.	11,333	222,467
Urban Edge Properties	12,741	191,879
Urstadt Biddle Properties, Inc.	1,000	15,831
Urstadt Biddle Properties, Inc., Class A	2,206	38,759

The accompanying notes are an integral part of these portfolio of investments.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Retail REITs (Continued)
Whitestone REIT	6,078	$55,918

		17,253,409

Specialized REITs — 38.3%
American Tower Corp.	50,300	10,278,302
Crown Castle, Inc.	43,759	5,856,705
CubeSmart	24,400	1,127,768
Digital Realty Trust, Inc.	31,590	3,105,613
EPR Properties	8,178	311,582
Equinix, Inc.	10,019	7,224,100
Esc War Ind *§	9,141	—
Extra Space Storage, Inc.	14,624	2,382,688
Four Corners Property Trust, Inc.	9,280	249,261
Gaming and Leisure Properties, Inc.	28,508	1,484,126
Global Self Storage, Inc.	2,195	11,282
Iron Mountain, Inc.	31,547	1,669,152
Lamar Advertising Co., Class A	9,471	946,058
Life Storage, Inc.	9,240	1,211,272
National Storage Affiliates Trust	9,263	387,008
Outfront Media, Inc.	16,965	275,342
Public Storage	17,155	5,183,212
SBA Communications Corp.	11,717	3,058,957
Uniti Group, Inc.	20,375	72,331
VICI Properties, Inc.	108,762	3,547,816

		48,382,575

TOTAL COMMON STOCKS (Identified Cost $71,895,147)		125,532,930

SHORT-TERM INVESTMENTS — 0.8%
Investment Company — 0.6%
State Street Institutional U.S. Government Money Market Fund 4.450%	743,522	743,522

Collateral For Securities On Loan — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 4.770%	216,856	216,856

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $960,378)		960,378

Total Investments — 100.1% (Identified Cost $72,855,525)		126,493,308
Liabilities, Less Cash and Other Assets — (0.1%)		(95,066)

Net Assets — 100.0%		$126,398,242

†	See Note 1
@	A portion or all of the security was held on loan. As of March 31, 2023, the fair value of the securities on loan was $881,934.
*	Non-income producing security
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of these portfolio of investments.

Portfolio Sectors as of March 31, 2023

(As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Telecom Tower REITs	15.4%
Industrial REITs	14.1%
Retail REITs	13.7%
Multi-Family Residential REITs	10.0%
Health Care REITs	8.3%
Data Center REITs	8.2%
Self Storage REITs	8.2%
Other Specialized REITs	6.8%
Single-Family Residential REITs	5.1%
Other	10.2%

100.0%

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.1%
Others — 100.1%
DFA International Small Company Portfolio £	13,667,791	$252,990,817

TOTAL MUTUAL FUNDS (Identified Cost $146,082,719)		252,990,817

Total Investments — 100.1% (Identified Cost $146,082,719)		252,990,817
Liabilities, Less Cash and Other Assets — (0.1%)		(287,723)

Net Assets — 100.0%		$252,703,094

†	See Note 1
£	Please refer to the Portfolio of Investments of the DFA International Small Company Portfolio included elsewhere in this report.

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 97.4%
Australia — 6.7%
AMP Ltd.	59,607	$41,836
Ampol Ltd.	12,195	248,547
Ansell Ltd.	2,269	40,238
ANZ Group Holdings Ltd.	340,041	5,211,999
Aurizon Holdings Ltd.	247,637	556,191
Bank of Queensland Ltd. @	38,836	168,480
Beach Energy Ltd.	184,392	174,408
Bendigo & Adelaide Bank Ltd. @	20,967	121,513
BlueScope Steel Ltd.	163,249	2,198,845
Challenger Ltd.	76,679	319,838
Cleanaway Waste Management Ltd.	139,337	221,673
Evolution Mining Ltd.	217,587	453,792
Fortescue Metals Group Ltd.	17,284	259,838
Harvey Norman Holdings Ltd. @	136,089	325,668
Incitec Pivot Ltd.	255,280	534,109
Lendlease Corp. Ltd. @	43,821	211,782
National Australia Bank Ltd.	258,849	4,796,326
Newcrest Mining Ltd.	80,215	1,439,689
Nine Entertainment Co. Holdings Ltd. @	178,284	234,773
Northern Star Resources Ltd.	104,349	858,648
Orica Ltd.	41,739	429,388
Origin Energy Ltd.	168,307	932,665
OZ Minerals Ltd.	30,495	573,005
QBE Insurance Group Ltd.	41,216	401,967
Qube Holdings Ltd.	60,569	116,199
Rio Tinto Ltd.	21,996	1,766,446
Santos Ltd.	447,931	2,065,995
Seven Group Holdings Ltd. @	3,940	60,838
Sonic Healthcare Ltd.	7,876	183,423
South32 Ltd.	637,438	1,862,037
Suncorp Group Ltd.	186,999	1,513,744
Tabcorp Holdings Ltd.	94,616	62,930
TPG Telecom Ltd. @	26,524	86,522
Treasury Wine Estates Ltd.	13,295	116,154
Viva Energy Group Ltd. ±	120,061	243,172
Westpac Banking Corp.	272,054	3,938,969
Whitehaven Coal Ltd.	121,581	546,953
Woodside Energy Group Ltd.	151,540	3,377,239
Worley Ltd.	30,039	289,347

		36,985,186

Austria — 0.0%
Erste Group Bank AG	7,953	263,063

Belgium — 0.7%
Ageas SA	21,755	940,429
KBC Group NV	25,395	1,743,337
Solvay SA	9,936	1,135,209

		3,818,975

Bermuda — 0.0%
Golden Ocean Group Ltd.	18,503	174,112

Canada — 8.5%
Agnico Eagle Mines Ltd.	24,874	1,267,828
AltaGas Ltd.	24,518	408,724
ARC Resources Ltd. @	31,547	357,836
B2Gold Corp.	22,856	90,053
Bank of Montreal @	57,895	5,159,023
Bank of Montreal	3,141	279,773
Bank of Nova Scotia (The) @	95,362	4,802,430
Bank of Nova Scotia (The)	22,104	1,113,296
Barrick Gold Corp.	101,277	1,880,714
Barrick Gold Corp.	6,619	122,879
Brookfield Corp. @	1,871	60,976
Canadian Imperial Bank of Commerce	16,359	693,949

	SHARES	VALUE†
Canadian Imperial Bank of Commerce @	78,224	$3,317,068
Cenovus Energy, Inc.	41,371	722,338
Fairfax Financial Holdings Ltd.	4,252	2,827,840
First Quantum Minerals Ltd.	84,695	1,947,076
Great-West Lifeco, Inc. @	16,930	448,711
iA Financial Corp., Inc.	15,555	985,898
Imperial Oil Ltd.	9,184	466,639
Kinross Gold Corp.	173,331	815,675
Lundin Mining Corp.	146,222	993,206
Magna International, Inc. @	40,305	2,159,139
Manulife Financial Corp. @	112,335	2,062,471
MEG Energy Corp. *	17,402	279,539
Nutrien Ltd.	50,591	3,736,145
Saputo, Inc.	6,138	158,820
Sun Life Financial, Inc.	5,827	272,228
Sun Life Financial, Inc.	1,077	50,296
Suncor Energy, Inc. ¥	67,770	2,104,054
Suncor Energy, Inc.	41,675	1,294,009
Teck Resources Ltd., Class B @	87,306	3,186,669
Toronto-Dominion Bank (The)	1,710	102,423
Toronto-Dominion Bank (The) @	6,483	388,332
Tourmaline Oil Corp.	14,222	592,662
West Fraser Timber Co. Ltd.	13,116	935,540
Whitecap Resources, Inc. @	51,254	396,304

		46,480,563

China — 0.1%
ESR Group Ltd. ±	59,000	105,826
Prosus NV *	1,797	140,200
Xinyi Glass Holdings Ltd.	23,000	41,195

		287,221

Denmark — 2.1%
AP Moller - Maersk A/S, Class A	246	435,465
AP Moller - Maersk A/S, Class B	372	673,942
Carlsberg A/S, Class B	15,826	2,449,000
Chr Hansen Holding A/S	9,378	711,266
Danske Bank A/S *	41,578	835,270
Demant A/S *	12,776	446,737
DSV A/S	16,777	3,239,708
Genmab A/S *	1,182	445,486
Novozymes A/S, B Shares, Class B	1,175	60,021
Pandora A/S	771	73,561
Rockwool International A/S, B Shares, Class B	858	209,899
Tryg A/S	15,313	334,154
Vestas Wind Systems A/S	49,228	1,426,099

		11,340,608

Finland — 1.1%
Nokia Oyj, ADR	338,897	1,663,984
Nordea Bank Abp	224,183	2,393,094
Stora Enso Oyj, R Shares @	77,897	1,012,062
UPM-Kymmene Oyj *	24,633	826,813

		5,895,953

France — 11.5%
Accor SA *	6,035	196,152
Alstom SA @	7,849	213,487
Amundi SA ±	5,568	350,535
Arkema SA	12,548	1,235,634
AXA SA	96,903	2,959,896
BNP Paribas SA	92,085	5,513,611
Bollore SE @	138,791	856,452
Bouygues SA	55,128	1,858,756
Carrefour SA	128,110	2,588,364
Cie de Saint-Gobain	92,022	5,221,423

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
France (Continued)
Cie Generale des Etablissements Michelin SCA	119,912	$3,660,104
Credit Agricole SA	62,747	707,575
Eiffage SA	10,100	1,092,497
Engie SA	170,127	2,688,943
Faurecia SE *	4,468	96,644
Orange SA	322,578	3,831,402
Publicis Groupe SA	29,051	2,261,487
Renault SA *	21,069	859,135
Rexel SA *	15,388	366,308
Sanofi	37,916	4,121,859
Societe Generale SA	88,773	2,001,062
TotalEnergies SE @	332,966	19,629,482
Vinci SA	1,446	165,789
Vivendi SE	28,695	289,413
Worldline SA *±	3,145	133,395

		62,899,405

Germany — 6.6%
BASF SE	75,282	3,948,271
Bayer AG	80,918	5,153,007
Bayerische Motoren Werke AG	40,060	4,385,345
Commerzbank AG *	168,835	1,776,451
Continental AG	11,257	841,390
Covestro AG ±	24,283	1,004,150
Daimler Truck Holding AG *	61,594	2,078,107
Deutsche Bank AG	46,122	467,981
Deutsche Bank AG	92,725	946,722
E.ON SE	75,215	938,063
Evonik Industries AG	12,943	271,750
Fresenius Medical Care AG & Co. KGaA	9,764	414,032
Fresenius SE & Co. KGaA	42,320	1,140,516
HeidelbergCement AG	25,898	1,889,090
Mercedes-Benz Group AG	122,485	9,402,059
Siemens Energy AG *	13,742	301,641
Talanx AG	5,652	261,734
Telefonica Deutschland Holding AG	136,346	419,499
Vitesco Technologies Group AG Class A *	911	65,849
Volkswagen AG	4,164	713,505

		36,419,162

Hong Kong — 2.0%
BOC Hong Kong Holdings Ltd.	285,000	887,687
Cathay Pacific Airways Ltd. *@	230,363	221,562
CK Asset Holdings Ltd.	210,069	1,275,148
CK Hutchison Holdings Ltd.	344,624	2,138,013
CK Infrastructure Holdings Ltd.	24,000	130,549
Hang Lung Properties Ltd.	239,000	446,951
Hang Seng Bank Ltd.	32,600	463,881
Henderson Land Development Co. Ltd.	133,684	462,365
MTR Corp. Ltd.	126,669	610,762
New World Development Co. Ltd.	231,859	621,745
Sun Hung Kai Properties Ltd.	173,177	2,426,715
Swire Pacific Ltd., Class A	49,000	376,400
Swire Pacific Ltd., Class B	127,500	157,712
Tsim Sha Tsui Properties Ltd.	6,907	18,918
WH Group Ltd. ±	1,342,459	800,355

		11,038,763

	SHARES	VALUE†
Ireland — 0.6%
AIB Group PLC	31,002	$125,812
Bank of Ireland Group PLC	56,367	569,976
CRH PLC, ADR @	40,650	2,067,866
Flutter Entertainment PLC *	3,025	545,939

		3,309,593

Israel — 0.4%
Bank Hapoalim B.M.	96,782	800,663
Delek Group Ltd.	904	99,774
Harel Insurance Investments & Financial Services Ltd.	13,270	111,442
Israel Discount Bank Ltd., Class A	123,631	603,352
Migdal Insurance & Financial Holding Ltd. *	22,264	23,712
Phoenix Holdings Ltd. (The)	20,373	201,685
Teva Pharmaceutical Industries Ltd., ADR *	25,493	225,613

		2,066,241

Italy — 1.3%
Eni SpA	142,088	1,988,743
Intesa Sanpaolo SpA	670,736	1,722,150
Mediobanca Banca di Credito Finanziario SpA	24,500	246,253
Telecom Italia SpA *@	570,741	188,290
UniCredit SpA	163,283	3,082,970

		7,228,406

Japan — 19.3%
AGC, Inc.	48,500	1,799,002
Air Water, Inc.	14,100	176,283
Aisin Corp. @	22,500	617,680
Alfresa Holdings Corp.	7,700	98,356
Alps Alpine Co. Ltd. @	27,500	262,832
Amada Co. Ltd.	37,100	345,922
Aozora Bank Ltd. @	14,700	265,602
Asahi Group Holdings Ltd.	13,200	489,526
Asahi Kasei Corp.	161,900	1,129,489
Bank of Kyoto Ltd. (The)	8,000	376,577
Bridgestone Corp.	21,200	856,941
Brother Industries Ltd.	32,400	486,092
Canon Marketing Japan, Inc.	12,000	284,692
Canon, Inc. @	33,500	745,692
Chiba Bank Ltd. (The) @	79,000	508,718
Coca-Cola Bottlers Japan Holdings, Inc.	13,975	152,091
Concordia Financial Group Ltd.	111,200	408,703
Cosmo Energy Holdings Co. Ltd.	11,900	384,044
Dai-ichi Life Holdings, Inc.	63,400	1,162,711
Daicel Corp.	52,000	391,640
Daiwa House Industry Co. Ltd.	34,600	811,481
Daiwa Securities Group, Inc. @	192,700	901,274
Denka Co. Ltd.	16,200	333,700
DIC Corp.	16,000	286,801
Dowa Holdings Co. Ltd. @	9,600	306,925
ENEOS Holdings, Inc.	470,600	1,648,828
Ezaki Glico Co. Ltd.	3,000	75,353
FUJIFILM Holdings Corp.	6,200	312,767
Fujikura Ltd.	10,500	74,178
Fukuoka Financial Group, Inc.	18,000	345,562
Hankyu Hanshin Holdings, Inc.	31,900	943,005
Haseko Corp. @	22,300	258,480
Hino Motors Ltd. *	37,400	155,769

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Hitachi Construction Machinery Co. Ltd.	8,000	$185,276
Hitachi Ltd.	10,400	568,035
Honda Motor Co. Ltd.	170,900	4,517,861
House Foods Group, Inc.	2,800	59,258
Idemitsu Kosan Co. Ltd. @	29,400	642,139
Iida Group Holdings Co. Ltd. @	36,900	600,016
INFRONEER Holdings, Inc.	12,800	98,525
Inpex Corp.	144,500	1,520,365
Isuzu Motors Ltd.	67,000	796,784
ITOCHU Corp. @	18,000	583,077
Iwatani Corp.	4,900	213,677
J. Front Retailing Co. Ltd.	35,100	349,480
Japan Post Holdings Co. Ltd.	71,600	580,511
Japan Post Insurance Co. Ltd.	4,500	70,055
JFE Holdings, Inc.	50,400	637,331
JTEKT Corp.	43,200	332,195
K’s Holdings Corp. @	32,000	280,294
Kajima Corp.	54,000	649,911
Kamigumi Co. Ltd.	15,700	328,722
Kaneka Corp.	16,000	415,741
Kawasaki Heavy Industries Ltd.	32,800	714,918
Komatsu Ltd.	46,800	1,155,064
Konica Minolta, Inc.	19,000	81,423
Kuraray Co. Ltd.	76,400	700,273
LIXIL Corp.	38,200	626,333
Mabuchi Motor Co. Ltd.	5,100	148,074
Makita Corp. @	7,800	192,687
Marubeni Corp.	109,400	1,479,403
Mazda Motor Corp.	65,100	600,621
Mebuki Financial Group, Inc.	83,070	202,709
Medipal Holdings Corp.	25,300	343,748
Mitsubishi Chemical Group Corp.	185,800	1,099,477
Mitsubishi Corp.	105,400	3,771,458
Mitsubishi Electric Corp.	48,300	574,216
Mitsubishi Estate Co. Ltd.	34,300	407,260
Mitsubishi Gas Chemical Co., Inc.	36,300	536,674
Mitsubishi Heavy Industries Ltd.	39,200	1,439,572
Mitsubishi Logistics Corp.	2,500	58,558
Mitsubishi Materials Corp.	21,600	350,903
Mitsubishi Motors Corp. *@	41,900	164,728
Mitsubishi UFJ Financial Group, Inc.	206,400	1,318,069
Mitsubishi UFJ Financial Group, Inc., ADR @	464,844	2,970,353
Mitsui Chemicals, Inc. @	47,200	1,212,216
Mitsui Fudosan Co. Ltd.	54,100	1,012,121
Mitsui OSK Lines Ltd. @	30,300	755,361
Mizuho Financial Group, Inc.	107,740	1,523,899
MS&AD Insurance Group Holdings, Inc.	24,728	764,701
NEC Corp.	35,800	1,375,108
NGK Insulators Ltd. @	26,400	348,355
NGK Spark Plug Co. Ltd. @	10,600	218,427
NH Foods Ltd. @	15,533	448,647
Nippon Electric Glass Co. Ltd.	11,500	220,776
Nippon Express Holdings, Inc.	15,900	954,419
Nippon Shokubai Co. Ltd.	4,600	182,926
Nippon Steel Corp.	60,327	1,417,588
Nippon Yusen KK @	30,300	704,927
Nissan Motor Co. Ltd. @	222,800	840,859
Nisshin Seifun Group, Inc.	3,900	45,558
Nomura Holdings, Inc.	175,700	674,482
Nomura Real Estate Holdings, Inc.	23,700	522,998
NSK Ltd. @	59,600	339,353
Obayashi Corp.	72,500	553,135

	SHARES	VALUE†
Oji Holdings Corp.	226,000	$891,915
Otsuka Holdings Co. Ltd.	13,300	421,012
Panasonic Holdings Corp. @	168,500	1,500,034
Resona Holdings, Inc.	184,200	887,184
Ricoh Co. Ltd.	49,300	367,963
Rohm Co. Ltd.	4,700	388,319
Santen Pharmaceutical Co. Ltd.	30,800	262,128
SBI Holdings, Inc. @	20,500	405,137
Seiko Epson Corp. @	37,600	532,673
Seino Holdings Co. Ltd.	20,400	224,319
Sekisui Chemical Co. Ltd.	16,000	226,067
Sekisui House Ltd.	75,600	1,536,199
Shimizu Corp. @	68,400	386,368
Shizuoka Financial Group, Inc.	58,000	415,425
Showa Denko KK	14,000	229,441
Sohgo Security Services Co., Ltd.	2,400	64,440
Sojitz Corp. @	35,820	745,401
Stanley Electric Co. Ltd. @	11,500	253,862
Subaru Corp.	82,400	1,312,256
Sumitomo Chemical Co. Ltd. @	421,800	1,413,677
Sumitomo Corp.	78,500	1,384,059
Sumitomo Electric Industries Ltd.	164,200	2,098,644
Sumitomo Forestry Co. Ltd.	33,800	666,963
Sumitomo Heavy Industries Ltd.	26,000	634,457
Sumitomo Metal Mining Co. Ltd.	35,500	1,349,949
Sumitomo Mitsui Financial Group, Inc.	71,100	2,837,039
Sumitomo Mitsui Trust Holdings, Inc.	24,900	851,598
Sumitomo Pharma Co. Ltd. @	19,400	118,351
Sumitomo Realty & Development Co. Ltd.	36,800	826,493
Sumitomo Rubber Industries Ltd.	42,800	385,530
Suzuken Co. Ltd.	1,100	27,712
Suzuki Motor Corp.	19,200	694,685
Taiheiyo Cement Corp.	25,000	468,273
Taisei Corp. @	7,200	222,060
Takeda Pharmaceutical Co. Ltd.	100,573	3,294,992
TDK Corp.	21,400	761,551
Teijin Ltd.	53,199	559,336
THK Co. Ltd.	3,200	73,628
Toda Corp.	28,000	145,720
Tokai Carbon Co. Ltd.	21,300	202,131
Tokyo Tatemono Co. Ltd.	37,600	457,345
Tokyu Fudosan Holdings Corp.	132,300	632,728
Toray Industries, Inc.	166,100	946,248
Tosoh Corp.	58,300	789,042
Toyo Seikan Group Holdings Ltd. @	22,000	302,557
Toyo Tire Corp.	3,700	43,054
Toyoda Gosei Co. Ltd.	15,300	262,730
Toyota Boshoku Corp.	3,600	57,942
Toyota Motor Corp.	316,450	4,480,708
Toyota Tsusho Corp.	28,000	1,185,163
Tsuruha Holdings, Inc.	1,000	66,654
Yamada Holdings Co. Ltd. @	93,100	319,741
Yamaha Motor Co. Ltd.	37,200	969,399
Yamazaki Baking Co. Ltd.	11,300	136,511
Yokohama Rubber Co. Ltd. (The)	27,600	581,414
Z Holdings Corp.	67,600	189,804
Zeon Corp. @	28,500	300,294

		105,666,671

Netherlands — 4.7%
ABN AMRO Group NV GDR ±	42,957	681,100
Aegon NV	149,418	640,235
Akzo Nobel NV	20,561	1,605,039
ArcelorMittal SA @	60,669	1,827,350
ArcelorMittal SA =	1,708	51,625

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Netherlands (Continued)
ASR Nederland NV	2,953	$117,661
Coca-Cola Europacific Partners PLC	10,606	625,720
Heineken NV	2,174	233,554
ING Groep NV	253,754	3,007,894
JDE Peet’s NV	9,259	269,310
Koninklijke Ahold Delhaize NV	179,778	6,139,581
Koninklijke DSM NV	15,922	1,876,967
Koninklijke KPN NV	211,274	746,036
Koninklijke Philips NV ¢	33,065	603,722
Koninklijke Philips NV @	13,461	247,010
NN Group NV	35,104	1,273,832
OCI NV	3,580	121,367
Randstad NV @	16,773	993,191
Stellantis NV	191,757	3,480,426
Stellantis NV @	56,317	1,024,406

		25,566,026

New Zealand — 0.3%
Auckland International Airport Ltd. *	143,857	782,598
EBOS Group Ltd.	16,843	489,734
Fletcher Building Ltd.	87,592	238,803
Ryman Healthcare Ltd. @	22,869	75,075
Summerset Group Holdings Ltd.	14,495	79,761

		1,665,971

Norway — 0.8%
Aker ASA, A Shares	2,155	138,318
Austevoll Seafood ASA	4,118	36,933
DNB Bank ASA	96,212	1,721,649
Elkem ASA ±*	36,022	121,865
Norsk Hydro ASA	88,167	655,160
SpareBank 1 SR-Bank ASA	18,440	213,112
Storebrand ASA	56,200	431,143
Subsea 7 SA	28,831	341,187
Wallenius Wilhelmsen ASA	13,553	97,992
Yara International ASA	11,049	479,010

		4,236,369

Portugal — 0.0%
EDP Renovaveis SA	3,132	71,636
Galp Energia SGPS SA	16,108	182,727

		254,363

Singapore — 1.1%
City Developments Ltd.	58,800	325,636
Frasers Property Ltd.	23,300	15,320
Hongkong Land Holdings Ltd.	101,200	444,268
Keppel Corp. Ltd.	311,700	1,318,659
Olam Group Ltd.	94,300	111,249
Oversea-Chinese Banking Corp. Ltd.	121,649	1,130,747
Sembcorp Marine Ltd. *	5,948,805	531,941
Singapore Airlines Ltd. @	195,249	840,680
UOL Group Ltd.	47,218	245,883
Wilmar International Ltd.	273,400	864,904

		5,829,287

Spain — 2.5%
Banco Bilbao Vizcaya Argentaria SA @	228,555	1,628,740
Banco Bilbao Vizcaya Argentaria SA, ADR @	210,800	1,486,140
Banco de Sabadell SA @	74,625	80,024

	SHARES	VALUE†
Banco Santander SA	1,686,570	$6,266,445
Banco Santander SA, ADR	210,864	778,088
CaixaBank SA	86,844	337,550
Repsol SA	195,616	3,009,284

		13,586,271

Sweden — 2.7%
Billerud AB	26,684	273,936
Boliden AB	30,464	1,196,957
Dometic Group AB @±	22,074	134,158
Electrolux AB, Class B @	23,954	290,614
Essity AB, B Shares @	3,803	108,605
Getinge AB, B Shares @	7,190	175,057
Holmen AB, B Shares @	11,612	446,624
Husqvarna AB, B Shares	30,403	263,167
Loomis AB	8,247	282,078
Millicom International Cellular SA, SDR *	20,565	389,247
Saab AB, Class B	4,192	254,856
Securitas AB, B Shares @	47,497	422,297
Skandinaviska Enskilda Banken AB, Class A @*	140,768	1,550,903
Skanska AB, B Shares @	40,249	614,845
SKF AB, B Shares @	64,782	1,273,295
SSAB AB, A Shares	29,362	216,247
SSAB AB, B Shares	84,454	601,488
Svenska Cellulosa AB SCA, A Shares	244	3,244
Svenska Cellulosa AB SCA, B Shares @	33,674	442,703
Svenska Handelsbanken AB, A Shares @	66,999	579,939
Svenska Handelsbanken AB, B Shares @	1,918	20,549
Swedbank AB, A Shares @	38,879	637,370
Telefonaktiebolaget LM Ericsson, B Shares @	81,944	478,447
Telia Co. AB @	223,825	568,674
Trelleborg AB, B Shares	32,833	932,889
Volvo AB, A Shares @	17,414	374,152
Volvo AB, B Shares @	101,851	2,098,549

		14,630,890

Switzerland — 10.6%
ABB Ltd.	29,520	1,012,124
Alcon, Inc. µ	30,384	2,148,582
Alcon, Inc.	1,965	138,611
Baloise Holding AG	6,063	943,627
Cie Financiere Richemont SA, Class A	42,798	6,824,666
Credit Suisse Group AG @	54,844	49,308
Credit Suisse Group AG, ADR	15,888	14,137
Holcim AG *	72,351	4,657,603
Julius Baer Group Ltd.	38,000	2,588,294
Novartis AG	122,351	11,200,743
Novartis AG, ADR @	32,730	3,011,160
SIG Group AG *@	33,586	863,373
Swatch Group AG (The) µ	6,226	393,314
Swatch Group AG (The) µ	1,834	628,204
Swiss Life Holding AG	4,035	2,483,755
Swiss Prime Site AG	1,574	130,830
Swiss Re AG	23,316	2,391,358
Swisscom AG	4,128	2,631,236
UBS Group AG	343,153	7,234,736
Zurich Insurance Group AG	17,812	8,521,026

		57,866,687

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
United Kingdom — 13.8%
Anglo American PLC	68,697	$2,269,460
Associated British Foods PLC	19,275	461,286
Aviva PLC	394,337	1,966,246
Barclays PLC, ADR	330,258	2,374,555
Barratt Developments PLC	47,310	272,257
Bellway PLC	1,481	40,321
Berkeley Group Holdings PLC	878	45,458
BP PLC	299,981	1,890,248
BP PLC, ADR	101,824	3,863,203
British American Tobacco PLC	183,504	6,430,051
British American Tobacco PLC, ADR	2,004	70,380
BT Group PLC	1,231,112	2,214,263
DS Smith PLC	127,033	492,846
Endeavour Mining PLC	18,998	457,836
Glencore PLC	737,522	4,226,962
HSBC Holdings PLC, ADR @	196,369	6,702,074
Investec PLC	30,868	171,202
J Sainsbury PLC	422,622	1,452,992
Johnson Matthey PLC	6,038	147,740
Kingfisher PLC	420,977	1,356,456
Lloyds Banking Group PLC	8,264,877	4,860,727
Lloyds Banking Group PLC, ADR @	217,015	503,475
Melrose Industries PLC	316,251	649,561
NatWest Group PLC	151,590	492,935
Natwest Group PLC, ADR @	107,133	707,078
Pearson PLC	17,918	186,643
Pearson PLC, ADR @	5,700	59,565
Shell PLC, ADR	437,830	25,192,738
Standard Chartered PLC	199,242	1,509,610
Taylor Wimpey PLC	139,975	205,395
Tesco PLC	378,871	1,241,815
Vodafone Group PLC	2,821,899	3,108,616

		75,623,994

TOTAL COMMON STOCKS (Identified Cost $460,364,395)		533,133,780

PREFERRED STOCKS — 1.1%
Germany — 1.0%
Bayerische Motoren Werke AG, 7.316%	9,731	995,173
Henkel AG & Co. KGaA, 2.840%	2,169	169,505
Porsche Automobil Holding SE, 5.002%	17,284	991,959
Volkswagen AG, 22.881%	24,782	3,376,710

		5,533,347

Italy — 0.1%
Telecom Italia SpA, 6.500% *	711,381	228,825

TOTAL PREFERRED STOCKS (Identified Cost $7,874,251)		5,762,172

SHORT-TERM INVESTMENTS — 8.8%
Investment Company — 0.0%
State Street Institutional U.S. Government Money Market Fund 4.450%	41,079	41,079

Collateral For Securities On Loan — 8.8%
State Street Navigator Securities Lending Government Money Market Portfolio 4.770%	48,336,600	48,336,600

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $48,377,679)		48,377,679

VALUE†
Total Investments — 107.3% (Identified Cost $516,616,325)	$587,273,631
Liabilities, Less Cash and Other Assets — (7.3%)	(40,012,187)

Net Assets — 100.0%	$547,261,444

†	See Note 1
@	A portion or all of the security was held on loan. As of March 31, 2023, the fair value of the securities on loan was $78,609,493.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2023 amounted to $3,574,555 or 0.65% of the net assets of the Fund.
*	Non-income producing security
¥	Traded on the Canada, Toronto Stock Exchange.
=	Traded on the France, Euronext Paris Exchange.
¢	Traded on the Netherlands, Euronext Amsterdam Stock Market.
µ	Traded on the Switzerland, Swiss Exchange.

Key to abbreviations:
ADR — American Depository Receipt

The accompanying notes are an integral part of these portfolio of investments.

Ten largest industry holdings as of March 31, 2023

(As a percentage of net assets) (Unaudited)

Industry	Percentage
Commercial Banks	19.0%
Oil, Gas & Consumable Fuels	13.4%
Automobiles	7.2%
Metals & Mining	6.4%
Insurance	6.3%
Chemicals	5.2%
Pharmaceuticals	5.1%
Capital Markets	2.5%
Machinery	2.4%
Automobile Components	2.3%

Country weightings as of March 31, 2023

(As a percentage of long-term investments) (Unaudited)

Country	Percentage
Japan	19.7%
United Kingdom	14.0%
France	11.7%
Switzerland	10.7%
Canada	8.6%
Germany	7.8%
Australia	6.9%
Netherlands	4.7%
Sweden	2.7%
Other	13.2%

100.0%

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.6%
AAR Corp. *	4,010	$218,746
Aerojet Rocketdyne Holdings, Inc. *	13,783	774,191
Aerovironment, Inc. *	2,697	247,207
Astronics Corp. Class B *	693	7,623
Axon Enterprise, Inc. *	4,947	1,112,333
BWX Technologies, Inc.	3,927	247,558
Curtiss-Wright Corp.	2,577	454,222
Ducommun, Inc. *	1,489	81,463
Hexcel Corp.	5,671	387,046
Innovative Solutions & Support, Inc. *	3,248	23,840
Kaman Corp.	3,031	69,289
Kratos Defense & Security Solutions, Inc. *	11,721	157,999
Mercury Systems, Inc. *	4,277	218,640
Moog, Inc., Class A	3,044	306,683
National Presto Industries, Inc.	709	51,112
Park Aerospace Corp.	2,501	33,638
Parsons Corp. *	1,163	52,033
SIFCO Industries, Inc. *	1,187	3,568
V2X, Inc. *	1,491	59,223
Woodward, Inc.	4,322	420,833

		4,927,247

Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc. *	8,228	171,389
Forward Air Corp.	3,327	358,517
HUB Group, Inc., Class A *	4,420	371,015
Radiant Logistics, Inc. *	6,146	40,318

		941,239

Automobile Components — 1.7%
Adient PLC *	4,024	164,823
American Axle & Manufacturing Holdings, Inc. *	3,721	29,061
Autoliv, Inc.	6,598	615,989
BorgWarner, Inc.	15,123	742,691
Cooper-Standard Holdings, Inc. *	1,153	16,419
Dana, Inc.	9,900	148,995
Dorman Products, Inc. *	3,535	304,929
Fox Factory Holding Corp. *	4,825	585,610
Gentex Corp.	15,377	431,017
Gentherm, Inc. *	4,234	255,818
Goodyear Tire & Rubber Co. (The) *	6,748	74,363
LCI Industries	2,757	302,912
Lear Corp.	4,020	560,750
Modine Manufacturing Co. *	6,449	148,649
Motorcar Parts of America, Inc. *	2,267	16,866
Patrick Industries, Inc.	2,334	160,603
Standard Motor Products, Inc.	2,639	97,405
Stoneridge, Inc. *	2,727	50,995
Strattec Security Corp. *	941	21,408
Visteon Corp. *	2,696	422,814
XPEL, Inc. *	305	20,725

		5,172,842

Automobiles — 0.2%
Harley-Davidson, Inc.	9,600	364,512
Thor Industries, Inc. @	2,397	190,897
Winnebago Industries, Inc.	3,191	184,121

		739,530

Beverages — 0.7%
Boston Beer Co., Inc. (The), Class A *@	69	22,680
Celsius Holdings, Inc. *	675	62,735
Coca-Cola Consolidated, Inc.	1,082	578,957
Duckhorn Portfolio, Inc. (The) *	7,536	119,822
MGP Ingredients, Inc. @	1,851	179,029

	SHARES	VALUE†
Molson Coors Beverage Co., Class B	12,855	$664,346
National Beverage Corp. *	8,395	442,584

		2,070,153

Biotechnology — 2.2%
Adicet Bio, Inc. *@	2,222	12,799
Agios Pharmaceuticals, Inc. *	4,111	94,430
Aldeyra Therapeutics, Inc. *	3,971	39,432
Alkermes PLC *	7,251	204,406
Allogene Therapeutics, Inc. *@	9,669	47,765
AnaptysBio, Inc. *	2,569	55,901
Anika Therapeutics, Inc. *	1,795	51,552
Apellis Pharmaceuticals, Inc. *	706	46,568
Arcturus Therapeutics Holdings, Inc. *	2,548	61,076
Arcus Biosciences, Inc. *	2,904	52,969
Avid Bioservices, Inc. *	6,409	120,233
Avidity Biosciences, Inc. *	4,762	73,097
Beam Therapeutics, Inc. *@	497	15,218
Biomea Fusion, Inc. *@	1,472	45,647
Bluebird Bio, Inc. *	5,659	17,996
Blueprint Medicines Corp. *	1,537	69,150
Catalyst Pharmaceuticals, Inc. *	8,570	142,091
Chinook Therapeutics, Inc. *	5,000	115,750
Crinetics Pharmaceuticals, Inc. *	551	8,849
CRISPR Therapeutics AG *@	1,927	87,158
Cullinan Oncology, Inc. *	1,139	11,652
Day One Biopharmaceuticals, Inc. *	977	13,063
Deciphera Pharmaceuticals, Inc. *	5,724	88,436
Design Therapeutics, Inc. *@	1,007	5,810
Dynavax Technologies Corp. *@	7,915	77,646
Dyne Therapeutics, Inc. *	1,485	17,107
Eagle Pharmaceuticals, Inc. *	488	13,845
Editas Medicine, Inc. *	4,524	32,799
Emergent BioSolutions, Inc. *	5,055	52,370
Enanta Pharmaceuticals, Inc. *	2,226	90,019
Exelixis, Inc. *	22,934	445,149
Fate Therapeutics, Inc. *	2,137	12,181
Generation Bio Co. *@	1,523	6,549
Graphite Bio, Inc. *	3,123	7,651
Gritstone bio, Inc. *@	6,203	17,244
Halozyme Therapeutics, Inc. *	10,812	412,910
Ideaya Biosciences, Inc. *	4,393	60,316
Immunovant, Inc. *	5,637	87,430
Intellia Therapeutics, Inc. *	2,590	96,529
Ionis Pharmaceuticals, Inc. *	2,033	72,659
Iovance Biotherapeutics, Inc. *	6,868	41,963
Ironwood Pharmaceuticals, Inc. *	11,743	123,536
KalVista Pharmaceuticals, Inc. *@	767	6,029
Karuna Therapeutics, Inc. *	1,267	230,138
Kodiak Sciences, Inc. *	2,149	13,324
Krystal Biotech, Inc. *	1,598	127,936
Kura Oncology, Inc. *	5,384	65,846
Kymera Therapeutics, Inc. *@	3,129	92,712
MacroGenics, Inc. *	1,907	13,673
Mirati Therapeutics, Inc. *	1,395	51,866
Myriad Genetics, Inc. *	8,130	188,860
Neurocrine Biosciences, Inc. *	7,426	751,660
Nurix Therapeutics, Inc. *	2,828	25,113
PDL BioPharma, Inc. *§	18,262	33,556
PMV Pharmaceuticals, Inc. *	3,331	15,889
Prothena Corp. PLC *	3,247	157,382
RAPT Therapeutics, Inc. *	1,843	33,819
Recursion Pharmaceuticals, Inc. *	1,754	11,699
REGENXBIO, Inc. *	2,731	51,643
Relay Therapeutics, Inc. *	7,635	125,748
Replimune Group, Inc. *	3,690	65,165

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
REVOLUTION Medicines, Inc. *	5,705	$123,570
Rocket Pharmaceuticals, Inc. *	4,421	75,732
Sage Therapeutics, Inc. *	3,363	141,111
Sangamo Therapeutics, Inc. *	9,669	17,017
Stoke Therapeutics, Inc. *	2,970	24,740
Sutro Biopharma, Inc. *	908	4,195
Syndax Pharmaceuticals, Inc. *	5,678	119,919
Twist Bioscience Corp. *	3,895	58,737
United Therapeutics Corp. *	2,637	590,583
Vaxcyte, Inc. *	672	25,187
Veracyte, Inc. *	4,340	96,782
Vericel Corp. *	713	20,905
Xencor, Inc. *	3,940	109,887
Xenon Pharmaceuticals, Inc. *	338	12,097

		6,631,471

Broadline Retail — 0.3%
Big Lots, Inc. @	1,156	12,670
Dillard’s, Inc., Class A	1,103	339,371
Kohl’s Corp.	2,281	53,694
Macy’s, Inc.	19,449	340,163
Nordstrom, Inc.	2,914	47,411
Ollie’s Bargain Outlet Holdings, Inc. *	3,753	217,449

		1,010,758

Building Products — 2.6%
A.O. Smith Corp.	8,970	620,275
AAON, Inc.	7,440	719,374
Advanced Drainage Systems, Inc. @	7,559	636,543
Allegion PLC	575	61,370
American Woodmark Corp. *	1,353	70,451
Apogee Enterprises, Inc.	2,316	100,167
Armstrong World Industries, Inc.	4,794	341,525
AZZ, Inc.	2,809	115,843
Builders FirstSource, Inc. *	15,258	1,354,605
CSW Industrials, Inc.	1,174	163,104
Gibraltar Industries, Inc. *	3,042	147,537
Griffon Corp.	1,696	54,289
Insteel Industries, Inc.	2,278	63,374
Lennox International, Inc.	1,677	421,396
Masco Corp.	2,284	113,560
Masonite International Corp. *	169	15,340
Owens Corning	6,683	640,231
PGT Innovations, Inc. *	6,135	154,050
Quanex Building Products Corp.	3,883	83,601
Resideo Technologies, Inc. *	681	12,449
Simpson Manufacturing Co., Inc.	4,397	482,087
Trex Co., Inc. *	10,510	511,522
UFP Industries, Inc.	7,021	557,959
Zurn Elkay Water Solutions Corp.	14,150	302,244

		7,742,896

Capital Markets — 2.5%
Affiliated Managers Group, Inc.	4,043	575,804
Artisan Partners Asset Management, Inc., Class A	7,515	240,330
AssetMark Financial Holdings, Inc. *	3,140	98,753
B Riley Financial, Inc. @	1,204	34,181
BGC Partners, Inc., Class A	30,567	159,865
Blucora, Inc. *	7,622	200,611

	SHARES	VALUE†
Brightsphere Investment Group, Inc.	2,826	$66,637
Cboe Global Markets, Inc.	197	26,445
Cohen & Steers, Inc.	5,127	327,923
Diamond Hill Investment Group, Inc.	289	47,564
Donnelley Financial Solutions, Inc. *	4,189	171,162
Evercore, Inc., Class A	3,659	422,175
Federated Hermes, Inc.	10,797	433,392
Hamilton Lane, Inc. Class A	1,792	132,572
Houlihan Lokey, Inc.	1,002	87,665
Invesco Ltd.	24,055	394,502
Janus Henderson Group PLC	14,636	389,903
Jefferies Financial Group, Inc.	21,621	686,250
Lazard Ltd., Class A	6,742	223,228
MarketAxess Holdings, Inc.	630	246,513
Moelis & Co., Class A	3,960	152,222
Morningstar, Inc.	2,847	578,026
Open Lending Corp., Class A *	2,793	19,663
Oppenheimer Holdings, Inc., Class A	1,244	48,703
Piper Sandler Cos.	2,274	315,199
PJT Partners, Inc., Class A	1,422	102,654
SEI Investments Co.	4,732	272,327
Silvercrest Asset Management Group, Inc., Class A	759	13,799
StepStone Group, Inc., Class A	446	10,824
Stifel Financial Corp.	9,673	571,578
Stonex Group, Inc. *	2,079	215,239
Victory Capital Holdings, Inc., Class A	982	28,743
Virtu Financial, Inc., Class A	4,501	85,069
Virtus Investment Partners, Inc.	853	162,403
Westwood Holdings Group, Inc.	1,157	12,970
WisdomTree, Inc. @	4,286	25,116

		7,580,010

Chemicals — 2.4%
AdvanSix, Inc.	3,198	122,387
American Vanguard Corp.	3,554	77,762
Ashland, Inc.	4,253	436,826
Avient Corp.	10,014	412,176
Axalta Coating Systems Ltd. *	16,030	485,549
Balchem Corp.	3,741	473,162
Cabot Corp.	5,463	418,684
Chase Corp.	1,129	118,240
Chemours Co. (The)	8,849	264,939
Core Molding Technologies, Inc. *	1,500	26,985
Eastman Chemical Co.	729	61,484
Ecovyst, Inc. *	5,086	56,200
Element Solutions, Inc.	21,963	424,106
H.B. Fuller Co.	6,101	417,613
Hawkins, Inc.	2,648	115,929
Huntsman Corp.	12,047	329,606
Ingevity Corp. *	2,357	168,573
Innospec, Inc.	2,704	277,620
Intrepid Potash, Inc. *	1,589	43,856
Koppers Holdings, Inc.	2,308	80,711
Kronos Worldwide, Inc.	2,278	20,980
Livent Corp. *@	7,893	171,436
LSB Industries, Inc. *	3,802	39,275
Mativ Holdings, Inc.	6,136	131,740
Minerals Technologies, Inc.	3,081	186,154
NewMarket Corp.	504	183,950
Olin Corp.	3,715	206,182

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Chemicals (Continued)
Orion Engineered Carbons SA	3,504	$91,419
Quaker Chemical Corp.	784	155,193
RPM International, Inc.	3,629	316,594
Sensient Technologies Corp.	4,568	349,726
Stepan Co.	2,418	249,127
Tronox Holdings PLC Class A	1,464	21,052
Valvoline, Inc.	6,915	241,610

		7,176,846

Commercial Banks — 8.5%
1st Source Corp.	2,546	109,860
Amalgamated Financial Corp.	477	8,438
Amerant Bancorp, Inc.	661	14,383
American National Bankshares, Inc.	1,508	47,804
Ameris Bancorp	7,199	263,339
AmeriServ Financial, Inc.	4,400	13,420
Arrow Financial Corp.	2,213	55,126
Associated Banc-Corp.	15,878	285,486
Atlantic Union Bankshares Corp.	6,981	244,684
Axos Financial, Inc. *	7,155	264,163
Banc of California, Inc.	5,994	75,105
Bancfirst Corp.	3,303	274,479
Bancorp, Inc. (The) *	6,121	170,470
Bank of Hawaii Corp. @	3,456	179,988
Bank of Marin Bancorp	1,580	34,586
Bank OZK	4,569	156,260
BankUnited, Inc.	3,310	74,740
Bankwell Financial Group, Inc.	326	8,104
Banner Corp.	3,355	182,411
Bar Harbor Bankshares	2,089	55,254
BCB Bancorp, Inc.	878	11,528
Berkshire Hills Bancorp, Inc.	4,455	111,642
BOK Financial Corp.	5,182	437,413
Bridgewater Bancshares, Inc. *	700	7,588
Brookline Bancorp, Inc.	7,431	78,025
Business First Bancshares, Inc.	553	9,473
Byline Bancorp, Inc.	1,299	28,084
C&F Financial Corp.	466	24,097
Cadence Bank	15,454	320,825
Camden National Corp.	1,756	63,550
Capital City Bank Group, Inc.	1,890	55,396
Capitol Federal Financial, Inc.	9,589	64,534
Carter Bankshares, Inc. *	711	9,954
Cathay General Bancorp	7,259	250,581
Central Pacific Financial Corp.	3,116	55,776
Central Valley Community Bancorp	1,638	33,710
Citizens & Northern Corp.	852	18,216
Citizens Community Bancorp, Inc.	400	4,244
City Holding Co.	1,686	153,224
Civista Bancshares, Inc.	270	4,558
CNB Financial Corp.	2,264	43,469
Coastal Financial Corp. *	555	19,986
Columbia Banking System, Inc.	12,419	266,015
Columbia Financial, Inc. *	2,819	51,531
Comerica, Inc.	7,707	334,638
Commerce Bancshares, Inc.	8,574	500,293
Community Bank System, Inc.	4,718	247,648
Community Trust Bancorp, Inc.	2,206	83,718
Connectone Bancorp, Inc.	4,989	88,206
Cullen/Frost Bankers, Inc.	3,828	403,241
Customers Bancorp, Inc. *	4,720	87,414
CVB Financial Corp.	13,166	219,609
Dime Community Bancshares, Inc.	4,460	101,331

	SHARES	VALUE†
Eagle Bancorp, Inc.	3,436	$115,003
East West Bancorp, Inc.	9,740	540,570
Enterprise Bancorp, Inc.	331	10,413
Enterprise Financial Services Corp.	2,901	129,356
Equity Bancshares, Inc., Class A	1,470	35,824
Esquire Financial Holdings, Inc.	569	22,248
ESSA Bancorp, Inc.	1,900	29,868
Farmers & Merchants Bancorp, Inc. @	1,205	29,306
Farmers National Banc Corp.	3,991	50,446
FB Financial Corp.	3,274	101,756
Financial Institutions, Inc.	1,855	35,764
First Bancorp	22,823	260,639
First Bancorp, Inc. (The)	1,876	48,570
First Bancorp/Southern Pines NC	3,381	120,093
First Bancshares, Inc. (The)	1,367	35,310
First Busey Corp.	5,571	113,314
First Business Financial Services, Inc.	551	16,811
First Citizens Bancshares, Inc., Class A	388	377,563
First Commonwealth Financial Corp.	9,286	115,425
First Community Bankshares, Inc.	1,982	49,649
First Financial Bancorp	8,992	195,756
First Financial Bankshares, Inc.	14,820	472,758
First Financial Corp.	1,395	52,285
First Financial Northwest, Inc.	2,239	28,592
First Foundation, Inc.	4,921	36,661
First Hawaiian, Inc.	1,200	24,756
First Horizon Corp.	34,954	621,482
First Internet Bancorp	1,284	21,379
First Interstate Bancsystem, Inc., Class A	5,123	152,973
First Merchants Corp.	5,621	185,212
First Mid Bancshares, Inc.	500	13,610
First of Long Island Corp. (The)	2,295	30,982
Flushing Financial Corp.	3,899	58,056
FNB Corp.	22,576	261,882
FS Bancorp, Inc.	962	28,870
Fulton Financial Corp.	15,678	216,670
German American Bancorp, Inc.	3,217	107,351
Glacier Bancorp, Inc.	11,842	497,482
Great Southern Bancorp, Inc.	1,501	76,071
Hancock Whitney Corp.	6,503	236,709
Hanmi Financial Corp.	3,586	66,592
Harborone Bancorp, Inc.	6,045	73,749
Heartland Financial USA, Inc.	4,558	174,845
Heritage Commerce Corp.	6,526	54,362
Heritage Financial Corp.	4,162	89,067
Hilltop Holdings, Inc.	6,988	207,334
Hingham Institution For Savings (The) @	236	55,092
Home Bancorp, Inc.	994	32,832
Home Bancshares, Inc.	13,006	282,360
HomeStreet, Inc.	2,447	44,022
HomeTrust Bancshares, Inc.	2,255	55,450
Hope Bancorp, Inc.	11,541	113,333
Horizon Bancorp, Inc.	5,096	56,362
Independent Bank Corp.	5,005	328,428
Independent Bank Corp.	600	10,662
Independent Bank Group, Inc.	2,187	101,367
International Bancshares Corp.	5,903	252,766
Kearny Financial Corp.	7,750	62,930
Lakeland Bancorp, Inc.	5,547	86,755
Lakeland Financial Corp.	3,146	197,065
Live Oak Bancshares, Inc.	847	20,641
Macatawa Bank Corp.	5,141	52,541
Mercantile Bank Corp.	1,601	48,959
Metropolitan Bank Holding Corp. *	321	10,879
Midland States Bancorp, Inc.	1,086	23,262

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
MidWestOne Financial Group, Inc.	613	$14,969
National Bank Holdings Corp., Class A	3,376	112,961
NBT Bancorp, Inc.	4,206	141,784
New York Community Bancorp, Inc.	49,763	449,857
Nicolet Bankshares, Inc. *	1,020	64,311
Northeast Bank	896	30,159
Northfield Bancorp, Inc.	5,020	59,136
Northrim Bancorp, Inc.	836	39,442
Northwest Bancshares, Inc.	12,344	148,498
OceanFirst Financial Corp.	5,639	104,209
OFG Bancorp	5,852	145,949
Old National Bancorp	28,203	406,687
Old Second Bancorp, Inc.	2,244	31,551
Origin Bancorp, Inc.	1,342	43,145
Pacific Premier Bancorp, Inc.	6,941	166,723
PacWest Bancorp	1,008	9,808
Park National Corp.	1,732	205,363
Pathward Financial, Inc.	3,897	161,687
Peapack Gladstone Financial Corp.	1,992	59,003
Penns Woods Bancorp, Inc.	1,138	26,288
Peoples Bancorp, Inc.	3,204	82,503
Pinnacle Financial Partners, Inc.	3,365	185,613
Popular, Inc.	7,138	409,793
Preferred Bank	1,561	85,558
Premier Financial Corp.	4,193	86,921
Primis Financial Corp.	2,721	26,203
Prosperity Bancshares, Inc.	7,853	483,117
Provident Financial Holdings, Inc.	1,124	15,320
Provident Financial Services, Inc.	7,592	145,615
QCR Holdings, Inc.	1,914	84,044
Renasant Corp.	5,355	163,756
Republic Bancorp, Inc., Class A	1,997	84,733
Riverview Bancorp, Inc.	2,557	13,654
S&T Bancorp, Inc.	3,996	125,674
Sandy Spring Bancorp, Inc.	4,282	111,246
Seacoast Banking Corp. of Florida	5,003	118,571
ServisFirst Bancshares, Inc.	5,630	307,567
Sierra Bancorp	2,000	34,440
Simmons First National Corp., Class A	10,791	188,735
South State Corp.	7,217	514,283
Southern First Bancshares, Inc. *	923	28,336
Southern Missouri Bancorp, Inc.	686	25,663
Southside Bancshares, Inc.	3,368	111,818
Stellar Bancorp, Inc.	3,386	83,329
Stock Yards Bancorp, Inc.	2,936	161,891
Summit Financial Group, Inc.	392	8,134
Synovus Financial Corp.	9,560	294,735
Territorial Bancorp, Inc.	1,557	30,066
Texas Capital Bancshares, Inc. *	3,132	153,343
Timberland Bancorp, Inc.	921	24,885
Tompkins Financial Corp.	1,559	103,221
Towne Bank	5,809	154,810
Trico Bancshares	2,959	123,065
Triumph Bancorp, Inc. *	2,441	141,724
TrustCo Bank Corp.	2,134	68,160
Trustmark Corp.	5,770	142,519
UMB Financial Corp.	4,960	286,291
United Bankshares, Inc.	12,088	425,498
United Community Banks, Inc.	8,563	240,792

	SHARES	VALUE†
Univest Financial Corp	3,363	$79,838
Valley National Bancorp	37,407	345,641
Veritex Holdings, Inc.	3,570	65,188
Washington Federal, Inc.	6,377	192,075
Washington Trust Bancorp, Inc.	2,001	69,355
Webster Financial Corp.	11,093	437,286
WesBanco, Inc.	6,661	204,493
West Bancorp, Inc.	1,763	32,210
Westamerica Bancorp	2,658	117,749
Western Alliance Bancorp	5,446	193,551
Western New England Bancorp, Inc.	3,161	25,952
Wintrust Financial Corp.	4,936	360,081
WSFS Financial Corp.	6,445	242,396
Zions Bancorp NA	10,151	303,819

		25,733,527

Commercial Services & Supplies — 1.9%
ABM Industries, Inc.	7,749	348,240
ACCO Brands Corp.	6,694	35,612
Brady Corp., Class A	5,019	269,671
Brink’s Co. (The)	4,837	323,112
Casella Waste Systems, Inc., Class A *	6,377	527,123
Ceco Environmental Corp. *	4,211	58,912
Cimpress PLC *	1,426	62,487
Clean Harbors, Inc. *	5,266	750,721
Deluxe Corp.	4,032	64,512
Driven Brands Holdings, Inc. *	1,606	48,678
Ennis, Inc.	3,110	65,590
Heritage-Crystal Clean, Inc. *	2,532	90,165
HNI Corp.	3,568	99,333
Interface, Inc.	5,834	47,372
KAR Auction Services, Inc. *	2,720	37,210
Kimball International, Inc., Class B	5,056	62,694
Liquidity Services, Inc. *	4,207	55,406
Matthews International Corp., Class A	3,451	124,443
MillerKnoll, Inc.	3,785	77,403
MSA Safety, Inc.	4,156	554,826
NL Industries, Inc.	4,571	27,700
Ritchie Bros Auctioneers, Inc.	2,890	162,678
SP Plus Corp. *	2,555	87,611
Steelcase, Inc., Class A	11,344	95,517
Stericycle, Inc. *	4,797	209,197
Tetra Tech, Inc.	6,444	946,688
UniFirst Corp.	1,645	289,898
Virco Manufacturing Corp. *	2,494	9,901
VSE Corp.	1,412	63,399

		5,596,099

Communications Equipment — 1.4%
ADTRAN Holdings, Inc.	7,099	112,590
BK Technologies Corp.	2,000	5,700
Calix, Inc. *	3,366	180,384
Cambium Networks Corp. *	2,226	39,445
Ciena Corp. *	15,659	822,411
Clearfield, Inc. *	2,380	110,860
CommScope Holding Co., Inc. *	13,692	87,218
Comtech Telecommunications Corp.	3,207	40,023
Digi International, Inc. *	3,397	114,411
DZS, Inc. *	2,548	20,104
Extreme Networks, Inc. *	7,358	140,685
F5, Inc. *	3,709	540,364
Harmonic, Inc. *	10,330	150,715

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Communications Equipment (Continued)
Infinera Corp. *@	5,375	$41,710
Juniper Networks, Inc.	19,819	682,170
KVH Industries, Inc. *	2,387	27,164
Lantronix, Inc. *	1,100	4,774
Lumentum Holdings, Inc. *	4,956	267,674
NETGEAR, Inc. *	3,539	65,507
NetScout Systems, Inc. *	8,182	234,414
Optical Cable Corp. *	374	1,612
PC-Tel, Inc.	2,629	11,121
Viasat, Inc. *	5,325	180,198
Viavi Solutions, Inc. *	21,651	234,480

		4,115,734

Computers & Peripherals — 0.4%
AstroNova, Inc. *	1,572	22,150
Avid Technology, Inc. *	7,133	228,113
Pure Storage, Inc., Class A *	16,030	408,925
Seagate Technology Holdings PLC	1,159	76,633
Stratasys Ltd. *	3,784	62,550
Super Micro Computer, Inc. *	2,778	295,996
Western Digital Corp. *	2,204	83,025
Xerox Holdings Corp.	9,706	149,472

		1,326,864

Construction & Engineering — 2.1%
AECOM	2,795	235,674
Ameresco, Inc., Class A *	4,050	199,341
Arcosa, Inc.	1,853	116,943
Comfort Systems USA, Inc.	4,850	707,906
Dycom Industries, Inc. *	4,084	382,467
EMCOR Group, Inc.	5,995	974,727
Fluor Corp. *	6,585	203,542
Granite Construction, Inc.	4,358	179,027
Great Lakes Dredge & Dock Corp. *	7,436	40,378
IES Holdings, Inc. *	2,548	109,793
MasTec, Inc. *	6,602	623,493
Matrix Service Co. *	4,086	22,064
MDU Resources Group, Inc.	11,285	343,967
MYR Group, Inc. *	1,935	243,829
Northwest Pipe Co. *	1,211	37,820
Primoris Services Corp.	5,726	141,203
Sterling Infrastructure, Inc. *	3,492	132,277
Tutor Perini Corp. *	3,153	19,454
Valmont Industries, Inc.	2,069	660,590
WillScot Mobile Mini Holdings Corp. *	18,811	881,860

		6,256,355

Construction Materials — 0.2%
Eagle Materials, Inc.	1,439	211,173
Summit Materials, Inc., Class A *	5,504	156,809
United States Lime & Minerals, Inc.	949	144,903

		512,885

Consumer Finance — 1.0%
Atlanticus Holdings Corp. *	3,144	85,297
Bread Financial Holdings, Inc.	856	25,954
Consumer Portfolio Services, Inc. *	4,988	53,322
Credit Acceptance Corp. *@	760	331,390
Encore Capital Group, Inc. *	3,784	190,903
Enova International, Inc. *	4,283	190,294
Ezcorp, Inc., Class A *@	5,994	51,548
FirstCash Holdings, Inc.	4,847	462,258
Green Dot Corp., Class A *	5,205	89,422
LendingClub Corp. *	1,512	10,902
LendingTree, Inc. *	900	23,994

	SHARES	VALUE†
Navient Corp.	17,562	$280,816
Nelnet, Inc., Class A	3,245	298,183
OneMain Holdings, Inc.	7,656	283,885
PRA Group, Inc. *	5,417	211,046
PROG Holdings, Inc. *	6,028	143,406
Regional Management Corp.	1,467	38,274
SLM Corp.	14,278	176,905
World Acceptance Corp. *	977	81,374

		3,029,173

Consumer Staples Distribution & Retail — 1.2%
Andersons, Inc. (The)	4,055	167,553
BJ’s Wholesale Club Holdings, Inc. *	4,618	351,291
Casey’s General Stores, Inc.	2,455	531,409
Chefs’ Warehouse Inc. (The) *	4,636	157,856
Fresh Market, Inc. @*§	11,040	—
Grocery Outlet Holding Corp. *	2,734	77,263
Ingles Markets, Inc., Class A	1,973	175,005
Natural Grocers by Vitamin Cottage, Inc.	2,710	31,843
Performance Food Group Co. *	9,263	558,929
PriceSmart, Inc.	3,201	228,807
SpartanNash Co.	4,477	111,030
Sprouts Farmers Market, Inc. *	7,149	250,429
United Natural Foods, Inc. *	4,219	111,171
US Foods Holding Corp. *	13,615	502,938
Village Super Market, Inc., Class A	1,435	32,833
Weis Markets, Inc.	2,943	249,184

		3,537,541

Containers & Packaging — 1.5%
AptarGroup, Inc.	5,666	669,664
Berry Global Group, Inc.	9,609	565,970
Crown Holdings, Inc.	2,141	177,082
Graphic Packaging Holding Co.	8,918	227,320
Greif, Inc., Class A	2,553	161,784
Greif, Inc., Class B	1,193	91,288
Myers Industries, Inc.	4,361	93,456
O-I Glass, Inc. *	8,143	184,927
Packaging Corp. of America	1,324	183,811
Pactiv Evergreen, Inc.	8,108	64,864
Sealed Air Corp.	10,816	496,563
Silgan Holdings, Inc.	12,267	658,370
Sonoco Products Co.	6,744	411,384
Trimas Corp.	5,102	142,142
WestRock Co.	7,830	238,580

		4,367,205

Distributors — 0.0%
Funko, Inc., Class A *@	1,917	18,077
Weyco Group, Inc.	1,043	26,388

		44,465

Diversified Consumer Services — 1.0%
Adtalem Global Education, Inc. *	5,934	229,171
American Public Education, Inc. *	1,928	10,450
Bright Horizons Family Solutions, Inc. *	1,895	145,896
Carriage Services, Inc.	2,984	91,072
Chegg, Inc. *	3,873	63,130
European Wax Center, Inc., Class A @	583	11,077
Frontdoor, Inc. *	4,679	130,451
Graham Holdings Co., Class B	462	275,278
Grand Canyon Education, Inc. *	3,776	430,086
H&R Block, Inc.	11,646	410,521
Laureate Education, Inc., Class A	3,916	46,052
OneSpaWorld Holdings Ltd. *	2,259	27,085
Perdoceo Education Corp. *	6,976	93,688
Service Corp. International	7,334	504,433

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Consumer Services (Continued)
Strategic Education, Inc.	2,650	$238,049
Stride, Inc. *	4,184	164,222

		2,870,661

Diversified Telecommunication Services — 0.3%
Anterix, Inc. *	1,066	35,221
ATN International, Inc.	2,105	86,137
Bandwidth, Inc., Class A *	766	11,643
Cogent Communications Holdings, Inc.	5,536	352,754
Contra Costa Communications CVR @*§¶	354	1,173
EchoStar Corp., Class A *	1,286	23,521
IDT Corp., Class B *	2,980	101,558
Iridium Communications, Inc.	4,335	268,467
Liberty Latin America Ltd. Class A *	1,600	13,296
Liberty Latin America Ltd., Class C *	12,050	99,533
Lumen Technologies, Inc.	11,406	30,226
Ooma, Inc. *	1,297	16,225

		1,039,754

Electric Utilities — 1.3%
Allete, Inc.	6,498	418,276
Genie Energy Ltd. Class B	3,300	45,606
Hawaiian Electric Industries, Inc.	7,162	275,021
IDACORP, Inc.	2,837	307,332
MGE Energy, Inc.	3,771	292,894
NRG Energy, Inc.	14,356	492,267
OGE Energy Corp.	10,049	378,445
Otter Tail Corp. @	4,597	332,225
Pinnacle West Capital Corp.	5,960	472,270
PNM Resources, Inc.	10,204	496,731
Portland General Electric Co.	5,648	276,131

		3,787,198

Electrical Equipment — 1.5%
Acuity Brands, Inc.	2,347	428,867
Allied Motion Technologies, Inc.	1,626	62,845
Atkore, Inc. *	5,678	797,645
Encore Wire Corp.	2,341	433,858
EnerSys	4,742	411,985
Hubbell, Inc.	459	111,679
LSI Industries, Inc.	3,137	43,698
nVent Electric PLC	2,150	92,321
Plug Power, Inc. *@	1,062	12,447
Powell Industries, Inc.	1,380	58,774
Preformed Line Products Co.	668	85,531
Regal Rexnord Corp.	7,570	1,065,327
Sensata Technologies Holding PLC	10,094	504,902
Sunrun, Inc. *	6,232	125,575
Thermon Group Holdings, Inc. *	3,577	89,139
Vicor Corp. *	3,445	161,708

		4,486,301

Electronic Equipment, Instruments & Components — 3.6%
Advanced Energy Industries, Inc.	4,145	406,210
Arlo Technologies, Inc. *	10,925	66,206
Arrow Electronics, Inc. *	7,096	886,078
Avnet, Inc.	8,026	362,775
Badger Meter, Inc.	3,368	410,290
Bel Fuse, Inc., Class B	1,421	53,401
Belden, Inc.	4,896	424,826
Benchmark Electronics, Inc.	4,604	109,069

	SHARES	VALUE†
Climb Global Solutions, Inc.	315	$16,786
Cognex Corp.	4,633	229,565
Coherent Corp. *@	4,854	184,840
CTS Corp.	3,954	195,565
ePlus, Inc. *	3,836	188,117
Fabrinet *	4,275	507,699
FARO Technologies, Inc. *	2,298	56,554
Flex Ltd. *	28,069	645,868
Identiv, Inc. *	927	5,692
Insight Enterprises, Inc. *	3,841	549,109
IPG Photonics Corp. *	1,782	219,738
Itron, Inc. *	4,157	230,506
Jabil, Inc.	5,378	474,124
Key Tronic Corp. *	1,700	12,359
Kimball Electronics, Inc. *	2,987	71,987
Knowles Corp. *	8,278	140,726
Littelfuse, Inc.	1,865	499,988
Methode Electronics, Inc.	4,122	180,873
NAPCO Security Technologies, Inc. *	5,355	201,241
National Instruments Corp.	7,611	398,893
nLight, Inc. *	1,098	11,178
Novanta, Inc. *	4,244	675,178
OSI Systems, Inc. *	1,764	180,563
PC Connection, Inc.	2,926	131,553
Plexus Corp. *	3,061	298,662
Richardson Electronics Ltd.	1,505	33,592
Rogers Corp. *	2,017	329,638
Sanmina Corp. *	6,551	399,545
Scansource, Inc. *	2,807	85,445
TD SYNNEX Corp.	3,515	340,217
TTM Technologies, Inc. *	10,405	140,363
Vishay Intertechnology, Inc.	11,850	268,047
Vishay Precision Group, Inc. *	1,694	70,741
Vontier Corp.	8,347	228,207

		10,922,014

Energy Equipment & Services — 1.2%
Archrock, Inc.	12,231	119,497
Bristow Group, Inc. *	1,579	35,370
Cactus, Inc., Class A	3,486	143,728
ChampionX Corp.	9,876	267,936
Core Laboratories NV	998	22,006
Dril-Quip, Inc. *	2,081	59,704
Expro Group Holdings NV *	837	15,367
Helix Energy Solutions Group, Inc. *	8,345	64,590
Helmerich & Payne, Inc.	6,380	228,085
Liberty Energy, Inc., Class A	11,763	150,684
Nabors Industries Ltd. *	539	65,710
National Energy Services Reunited Corp. *	3,193	16,795
Natural Gas Services Group, Inc. *	2,179	22,465
Newpark Resources, Inc. *	5,904	22,730
NexTier Oilfield Solutions, Inc. *	17,336	137,821
Noble Corp. PLC *	3,365	132,817
NOV, Inc.	23,731	439,261
Oceaneering International, Inc. *	1,554	27,397
Oil States International, Inc. *	3,584	29,855
Patterson-UTI Energy, Inc.	10,229	119,679
ProPetro Holding Corp. *	4,527	32,549
RPC, Inc.	11,642	89,527
SEACOR Marine Holdings, Inc. *	3,233	24,603
Select Energy Services, Inc., Class A	3,073	21,388

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services (Continued)
Solaris Oilfield Infrastructure, Inc., Class A	1,000	$8,540
TechnipFMC PLC *	23,392	319,301
Tetra Technologies, Inc. *	8,698	23,050
Tidewater, Inc. *	2,915	128,493
Transocean Ltd. *	43,549	276,972
U.S. Silica Holdings, Inc. *	5,267	62,888
Valaris Ltd. *	1,881	122,378
Weatherford International PLC *	4,378	259,834

		3,491,020

Entertainment — 0.3%
Cinemark Holdings, Inc. *	7,484	110,688
Endeavor Group Holdings, Inc., Class A *@	3,669	87,799
IMAX Corp. *	4,117	78,964
Liberty Braves Group, Class C *	2,620	88,268
Liberty Media Corp.-Liberty Braves, Class A *	934	32,298
Lions Gate Entertainment Corp., Class A *	3,637	40,262
Lions Gate Entertainment Corp., Class B *	6,300	65,394
Madison Square Garden Entertainment Corp. *	432	25,518
Madison Square Garden Sports Corp.	404	78,719
Marcus Corp. (The) @	3,100	49,600
Playtika Holding Corp. *	7,992	89,990
Roku, Inc. *	478	31,462
Sciplay Corp., Class A *	1,456	24,694
World Wrestling Entertainment, Inc., Class A @	2,566	234,173

		1,037,829

Financial Services — 1.4%
A-Mark Precious Metals, Inc.	2,332	80,804
Acacia Research Corp. *	1,995	7,701
Alerus Financial Corp.	466	7,479
AvidXchange Holdings, Inc. *	1,863	14,531
BM Technologies, Inc. *	823	2,897
Cannae Holdings, Inc. *	3,828	77,249
Cantaloupe, Inc. *	3,505	19,978
Cass Information Systems, Inc.	1,788	77,438
Equitable Holdings, Inc.	2,940	74,647
Essent Group Ltd.	4,642	185,912
Euronet Worldwide, Inc. *	2,511	280,981
EVERTEC, Inc.	4,311	145,496
Federal Agricultural Mortgage Corp., Class C	1,215	161,826
Flywire Corp. *	4,301	126,277
I3 Verticals, Inc., Class A *	1,470	36,059
International Money Express, Inc. *	1,977	50,967
Jack Henry & Associates, Inc.	243	36,625
Jackson Financial, Inc., Class A	1,992	74,521
Marqeta, Inc., Class A *	3,982	18,198
MGIC Investment Corp.	11,104	149,016
MoneyGram International, Inc. *	131	1,365
Mr Cooper Group, Inc. *	4,998	204,768
NMI Holdings, Inc., Class A *	7,878	175,916
PennyMac Financial Services, Inc.	1,706	101,695
Radian Group, Inc.	7,144	157,882
Shift4 Payments, Inc., Class A *@	2,548	193,138
TFS Financial Corp.	3,750	47,362
Voya Financial, Inc.	9,648	689,446
Walker & Dunlop, Inc.	4,099	312,221
Waterstone Financial, Inc.	2,966	44,876
Western Union Co. (The)	12,000	133,800

	SHARES	VALUE†
WEX, Inc. *	2,575	$473,517

		4,164,588

Food Products — 1.6%
Alico, Inc. @	713	17,255
B&G Foods, Inc.	8,145	126,492
Cal-Maine Foods, Inc.	5,021	305,729
Calavo Growers, Inc.	2,189	62,978
Darling Ingredients, Inc. *	13,438	784,779
Flowers Foods, Inc.	10,685	292,876
Fresh Del Monte Produce, Inc.	5,010	150,851
Freshpet, Inc. *	870	57,585
Hain Celestial Group, Inc. (The) *	2,490	42,704
Hostess Brands, Inc. *	4,664	116,040
Ingredion, Inc.	3,754	381,894
J&J Snack Foods Corp.	2,148	318,377
John B. Sanfilippo & Son, Inc.	1,112	107,775
Lamb Weston Holdings, Inc.	633	66,161
Lancaster Colony Corp.	2,908	589,975
Lifeway Foods, Inc. *	1,756	10,606
Limoneira Co.	2,072	34,520
Mission Produce, Inc. *	1,256	13,954
Pilgrim’s Pride Corp. *	5,624	130,364
Post Holdings, Inc. *	4,776	429,219
Seaboard Corp.	42	158,340
Seneca Foods Corp., Class A *	800	41,816
Simply Good Foods Co. (The) *	4,321	171,846
Tootsie Roll Industries, Inc.	5,149	231,240
TreeHouse Foods, Inc. *	3,458	174,387
Utz Brands, Inc.	1,291	21,263
Vital Farms, Inc. *	2,774	42,442

		4,881,468

Gas Utilities — 0.8%
Chesapeake Utilities Corp.	2,106	269,547
National Fuel Gas Co.	4,000	230,960
New Jersey Resources Corp.	9,687	515,348
Northwest Natural Holding Co.	3,354	159,516
ONE Gas, Inc.	5,011	397,022
RGC Resources, Inc.	600	13,914
Southwest Gas Holdings, Inc.	4,019	250,987
Spire, Inc.	4,808	337,233
UGI Corp.	10,146	352,675

		2,527,202

Ground Transportation — 1.3%
ArcBest Corp.	3,093	285,855
Covenant Logistics Group, Inc.	1,259	44,594
Heartland Express, Inc.	8,017	127,631
Knight-Swift Transportation Holdings, Inc.	10,458	591,713
Landstar System, Inc.	2,867	513,938
Marten Transport Ltd.	7,902	165,547
P.A.M. Transportation Services, Inc. *	6,092	174,414
RXO, Inc. *	1,530	30,049
Saia, Inc. *	3,397	924,256
Schneider National, Inc., Class B	1,500	40,125
U-Haul Holding Co. @	1,058	63,110
U-Haul Holding Co.	9,522	493,716
Universal Logistics Holdings, Inc.	2,551	74,362
Werner Enterprises, Inc.	6,797	309,195
XPO Logistics, Inc. *	1,530	48,807

		3,887,312

Health Care — 0.0%
Contra Aduro Biotech *§¶	237	361

Health Care Equipment & Supplies — 2.8%
Achillion Pharmaceuticals, Inc. @*§¶	23,152	12,415

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Angiodynamics, Inc. *	4,953	$51,214
Artivion, Inc. *	5,028	65,867
AtriCure, Inc. *	3,625	150,256
Atrion Corp.	201	126,210
Avanos Medical, Inc. *	4,019	119,525
Axogen, Inc. *	2,643	24,976
Axonics, Inc. *	2,988	163,025
Cardiovascular Systems, Inc. *	4,224	83,889
CONMED Corp.	2,255	234,204
Dentsply Sirona, Inc.	8,130	319,346
Electromed, Inc. *	2,175	22,620
Embecta Corp.	4,112	115,630
Enovis Corp. *	3,400	181,866
Envista Holdings Corp. *	11,739	479,890
Figs, Inc., Class A *	2,862	17,716
Fonar Corp. *	1,282	20,768
Glaukos Corp. *	3,346	167,635
Globus Medical, Inc., Class A *	5,734	324,774
Haemonetics Corp. *	5,164	427,321
Heska Corp. *	880	85,906
Inari Medical, Inc. *@	518	31,981
Integer Holdings Corp. *	3,152	244,280
Integra LifeSciences Holdings Corp. *	6,371	365,759
iRadimed Corp.	704	27,702
Lantheus Holdings, Inc. *	7,277	600,789
LeMaitre Vascular, Inc.	2,735	140,771
LENSAR, Inc. *	1,385	3,407
LivaNova PLC *	3,953	172,272
Masimo Corp. *	1,950	359,853
Merit Medical Systems, Inc. *	5,761	426,026
Neogen Corp. *	10,822	200,424
Novocure Ltd. *	829	49,856
NuVasive, Inc. *	5,261	217,332
Omnicell, Inc. *	4,593	269,471
OraSure Technologies, Inc. *	9,521	57,602
Orthofix Medical, Inc. *	1,791	29,999
OrthoPediatrics Corp. *	1,252	55,451
Penumbra, Inc. *	2,652	739,086
Pulmonx Corp. *	667	7,457
QuidelOrtho Corp. *	446	39,734
Semler Scientific, Inc. *	300	8,040
Shockwave Medical, Inc. *	2,116	458,812
STAAR Surgical Co. *	1,276	81,600
SurModics, Inc. *	1,788	40,731
Tactile Systems Technology, Inc. *	1,239	20,344
Tandem Diabetes Care, Inc. *	1,468	59,616
Teleflex, Inc.	723	183,143
TransMedics Group, Inc. *	1,354	102,539
UFP Technologies, Inc. *	913	118,544
Utah Medical Products, Inc.	630	59,705
Varex Imaging Corp. *	578	10,514

		8,377,893

Health Care Providers & Services — 3.2%
Acadia Healthcare Co., Inc. *	8,805	636,161
Addus HomeCare Corp. *	1,872	199,855
Agiliti, Inc. *@	3,373	53,901
agilon health, Inc. *@	5,282	125,448
Albireo Pharma, Inc. *<>¶	1,018	2,189

	SHARES	VALUE†
Amedisys, Inc. *	3,653	$268,678
AMN Healthcare Services, Inc. *	5,001	414,883
Apollo Medical Holdings, Inc. *@	4,323	157,660
Brookdale Senior Living, Inc. *	7,211	21,272
Castle Biosciences, Inc. *	1,302	29,581
Chemed Corp.	1,565	841,579
Contra Abiomed, Inc. *§¶	90	69
Corvel Corp. *	2,837	539,824
Cross Country Healthcare, Inc. *	5,512	123,028
DaVita, Inc. *	8,508	690,084
Encompass Health Corp.	6,968	376,969
Enhabit, Inc. *	3,708	51,578
Ensign Group, Inc. (The)	6,774	647,188
Enzo Biochem, Inc. *	6,609	16,060
Fulgent Genetics, Inc. *@	2,336	72,930
HealthEquity, Inc. *	5,161	303,002
Henry Schein, Inc. *	10,880	887,155
Joint Corp. (The) *	1,577	26,541
ModivCare, Inc. *	1,383	116,283
National Healthcare Corp.	1,582	91,867
National Research Corp.	2,987	129,964
NeoGenomics, Inc. *	5,114	89,035
Option Care Health, Inc. *	7,998	254,096
Owens & Minor, Inc. *	5,414	78,774
Patterson Cos., Inc.	6,230	166,777
Pediatrix Medical Group, Inc. *	3,540	52,781
Pennant Group, Inc. (The) *	3,997	57,077
Premier, Inc., Class A	6,565	212,509
RadNet, Inc. *	5,402	135,212
Select Medical Holdings Corp.	12,138	313,767
Surgery Partners, Inc. *	1,984	68,389
Tenet Healthcare Corp. *	11,198	665,385
U.S. Physical Therapy, Inc.	1,511	147,942
Universal Health Services, Inc., Class B	3,730	474,083

		9,539,576

Health Care Technology — 0.4%
Allscripts Healthcare Solutions, Inc. *	14,834	193,584
American Well Corp. *	12,361	29,172
Certara, Inc. *@	6,275	151,290
Computer Programs & Systems, Inc. *	1,636	49,407
Doximity, Inc., Class A *@	2,443	79,105
Evolent Health, Inc., Class A *	5,196	168,610
HealthStream, Inc. *	3,803	103,061
NextGen Healthcare, Inc. *	6,391	111,267
Phreesia, Inc. *	2,105	67,971
Schrodinger, Inc. *	4,061	106,926
Simulations Plus, Inc.	1,668	73,292
Teladoc Health, Inc. *	2,607	67,521

		1,201,206

Hotels, Restaurants & Leisure — 3.5%
Aramark	20,945	749,831
Bally’s Corp. *@	797	15,557
Biglari Holdings, Inc., Class A *	7	5,883
Biglari Holdings, Inc., Class B *	74	12,521
BJ’s Restaurants, Inc. *	2,751	80,164
Bloomin’ Brands, Inc.	8,154	209,150
Boyd Gaming Corp.	2,637	169,084
Brinker International, Inc. *	5,679	215,802
Caesars Entertainment, Inc. *	531	25,918
Carnival Corp. *@	4,641	47,106

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Cheesecake Factory, Inc. (The) @	5,035	$176,477
Choice Hotels International, Inc. @	6,024	705,953
Churchill Downs, Inc.	3,811	979,618
Chuy’s Holdings, Inc. *	1,904	68,258
Cracker Barrel Old Country Store, Inc. @	2,324	264,006
Dave & Buster’s Entertainment, Inc. *	4,530	166,659
Denny’s Corp. *	4,694	52,385
DineEquity, Inc.	1,002	67,775
Domino’s Pizza, Inc.	197	64,984
DraftKings, Inc. Class A *	3,043	58,913
El Pollo Loco Holdings, Inc.	4,284	41,084
Everi Holdings, Inc. *	4,400	75,460
Fiesta Restaurant Group, Inc. *	4,058	33,357
Hyatt Hotels Corp., Class A *	811	90,662
Inspired Entertainment, Inc. *	1,305	16,691
International Game Technology PLC	969	25,969
Jack in the Box, Inc.	3,000	262,770
Kura Sushi USA, Inc., Class A *@	365	24,032
Light & Wonder, Inc., Class A *	1,500	90,075
Marriott Vacations Worldwide Corp.	5,154	695,068
Monarch Casino & Resort, Inc.	1,490	110,484
Nathan’s Famous, Inc.	794	60,026
Norwegian Cruise Line Holdings Ltd. *@	10,049	135,159
Papa John’s International, Inc.	4,290	321,450
Penn Entertainment, Inc. *@	5,194	154,054
Planet Fitness, Inc. Class A *	8,887	690,253
Ruth’s Hospitality Group, Inc.	2,754	45,221
SeaWorld Entertainment, Inc. *	4,795	293,982
Shake Shack, Inc., Class A *	2,266	125,740
Six Flags Entertainment Corp. *	3,483	93,031
Texas Roadhouse, Inc.	6,983	754,583
Travel + Leisure Co.	5,666	222,107
Vail Resorts, Inc.	2,071	483,951
Wendy’s Co. (The)	22,109	481,534
Wingstop, Inc.	1,665	305,661
Wyndham Hotels & Resorts, Inc.	5,481	371,886
Wynn Resorts Ltd. *	4,811	538,399

		10,678,733

Household Durables — 2.4%
Bassett Furniture Industries, Inc.	1,080	19,224
Beazer Homes USA, Inc. *	1,643	26,091
Cavco Industries, Inc. *	986	313,292
Century Communities, Inc.	3,674	234,842
Ethan Allen Interiors, Inc.	2,598	71,341
Flexsteel Industries, Inc.	1,069	20,589
GoPro, Inc., Class A *	6,985	35,135
Green Brick Partners, Inc. *	4,024	141,081
Hamilton Beach Brands Holding Co., Class A	2,000	20,480
Helen of Troy Ltd. *	2,629	250,202
Hooker Furnishings Corp.	1,742	31,687
Installed Building Products, Inc.	3,050	347,791
iRobot Corp. *	3,109	135,677
KB Home	7,849	315,373
La-Z-Boy, Inc.	4,321	125,655
Leggett & Platt, Inc.	8,008	255,295
LGI Homes, Inc. *	624	71,155
Lifetime Brands, Inc.	3,200	18,816
Lovesac Co. (The) *@	794	22,947
M.D.C. Holdings, Inc.	6,276	243,948
M/I Homes, Inc. *	3,074	193,939
Meritage Homes Corp.	3,491	407,609

	SHARES	VALUE†
Mohawk Industries, Inc. *	3,847	$385,546
Newell Brands, Inc.	27,926	347,399
Orleans Homebuilders, Inc. *@§	4,953	—
Skyline Champion Corp. *	2,566	193,040
Sonos, Inc. *	3,418	67,061
Taylor Morrison Home Corp. *	9,778	374,106
Tempur Sealy International, Inc.	19,486	769,502
Toll Brothers, Inc.	10,507	630,735
TopBuild Corp. *	3,486	725,576
TRI Pointe Homes, Inc. *	12,577	318,450
Universal Electronics, Inc. *	1,292	13,101
VOXX International Corp. *	3,284	40,492

		7,167,177

Household Products — 0.3%
Central Garden & Pet Co. *	1,247	51,202
Central Garden & Pet Co., Class A *	4,555	177,964
Energizer Holdings, Inc.	5,016	174,055
Spectrum Brands Holdings, Inc.	1,853	122,706
WD-40 Co. @	1,589	282,921

		808,848

Independent Power Producers & Energy Traders — 0.6%
Atlantica Sustainable Infrastructure PLC	1,800	53,208
Brookfield Renewable Corp. Class A @	2,097	73,290
Clearway Energy, Inc., Class A	3,716	111,592
Clearway Energy, Inc., Class C	9,495	297,478
Ormat Technologies, Inc.	5,451	462,081
Sunnova Energy International, Inc. *@	8,581	134,035
Vistra Corp.	28,253	678,072

		1,809,756

Insurance — 3.8%
Ambac Financial Group, Inc. *	900	13,932
American Equity Investment Life Holding Co.	10,429	380,554
American Financial Group, Inc.	3,696	449,064
AMERISAFE, Inc.	1,961	95,991
Argo Group International Holdings Ltd.	3,856	112,942
Assurant, Inc.	4,350	522,305
Assured Guaranty Ltd.	4,657	234,107
Axis Capital Holdings Ltd.	4,830	263,332
Brighthouse Financial, Inc. *	5,115	225,623
BRP Group, Inc., Class A *	3,130	79,690
Citizens, Inc. *	6,126	22,728
CNO Financial Group, Inc.	10,476	232,463
Crawford & Co., Class A	5,638	47,134
Crawford & Co., Class B	3,345	25,656
Donegal Group, Inc., Class A	3,630	55,466
Employers Holdings, Inc.	2,665	111,104
Enstar Group Ltd. *	1,195	276,989
Erie Indemnity Co., Class A	960	222,394
Everest Re Group Ltd.	1,198	428,908
F&G Annuities & Life, Inc.	877	15,891
Fidelity National Financial, Inc.	11,853	414,025
First American Financial Corp.	7,508	417,895
Genworth Financial, Inc., Class A *	14,918	74,888
Globe Life, Inc.	3,866	425,337
Hanover Insurance Group, Inc. (The)	2,145	275,633
HCI Group, Inc. @	1,239	66,410
Horace Mann Educators Corp.	4,392	147,044
Investors Title Co.	279	42,129
James River Group Holdings Ltd.	829	17,119
Kemper Corp.	5,843	319,378
Kinsale Capital Group, Inc.	808	242,521
Lincoln National Corp.	8,515	191,332
MBIA, Inc. *	6,313	58,458

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Mercury General Corp.	3,869	$122,802
Old Republic International Corp.	20,327	507,565
Oscar Health, Inc., Class A *	3,732	24,407
Palomar Holdings, Inc. *	1,593	87,934
Primerica, Inc.	4,105	707,045
Reinsurance Group of America, Inc.	3,019	400,803
RenaissanceRe Holdings Ltd.	2,896	580,185
RLI Corp.	5,024	667,740
Safety Insurance Group, Inc.	1,656	123,405
Selective Insurance Group, Inc.	6,118	583,229
Stewart Information Services Corp.	3,069	123,834
Trupanion, Inc. *@	335	14,368
Unico American Corp. *	1,700	1,768
United Fire Group, Inc.	2,400	63,720
Universal Insurance Holdings, Inc.	4,293	78,219
Unum Group	14,680	580,741
White Mountains Insurance Group Ltd.	170	234,173

		11,410,380

Interactive Media & Services — 0.3%
Bumble, Inc., Class A *	2,172	42,463
Cargurus, Inc. *	1,272	23,761
Cars.com, Inc. *	3,931	75,868
DHI Group, Inc. *	8,881	34,458
Match Group, Inc. *	1,193	45,799
QuinStreet, Inc. *	858	13,616
Shutterstock, Inc.	2,721	197,545
TripAdvisor, Inc. *	6,168	122,497
Yelp, Inc. *	4,724	145,027
Ziff Davis, Inc. *	2,996	233,838

		934,872

IT Services — 0.8%
Amdocs Ltd.	5,665	544,010
Brightcove, Inc. *	3,324	14,792
Computer Task Group, Inc. *	4,027	29,196
DXC Technology Co. *	11,187	285,940
Edgio, Inc. *	15,146	11,982
Fastly, Inc., Class A *	1,787	31,737
Globant SA *	1,874	307,355
GoDaddy, Inc., Class A *	8,025	623,703
Grid Dynamics Holdings, Inc. *	4,703	53,896
Hackett Group, Inc. (The)	4,098	75,731
Information Services Group, Inc.	2,180	11,096
Kyndryl Holdings, Inc. *	2,623	38,716
Perficient, Inc. *	4,602	332,218
PFSweb, Inc.	3,727	15,802
Squarespace, Inc. *	2,445	77,678

		2,453,852

Leisure Equipment & Products — 0.6%
Acushnet Holdings Corp.	541	27,558
American Outdoor Brands, Inc. *	1,946	19,149
Brunswick Corp.	4,070	333,740
Escalade, Inc.	1,950	28,470
Hasbro, Inc.	3,528	189,418
Johnson Outdoors, Inc., Class A	1,000	63,010
Malibu Boats, Inc., Class A *	2,116	119,448
Marine Products Corp.	3,930	51,837
MasterCraft Boat Holdings, Inc. *	2,183	66,429

	SHARES	VALUE†
Mattel, Inc. *	16,916	$311,424
Polaris, Inc.	3,530	390,524
Smith & Wesson Brands, Inc.	4,598	56,601
Topgolf Callaway Brands Corp. *	5,300	114,586

		1,772,194

Life Sciences Tools & Services — 0.8%
Adaptive Biotechnologies Corp. *	4,578	40,424
Azenta, Inc. *	937	41,809
BioLife Solutions, Inc. *	1,278	27,797
Bruker Corp.	7,778	613,218
Charles River Laboratories International, Inc. *	527	106,359
CryoPort, Inc. *@	3,270	78,480
Harvard Bioscience, Inc. *	5,522	23,192
Medpace Holdings, Inc. *	2,141	402,615
OmniAb, Inc. *	8,462	31,140
OmniAb, Inc. *§	654	—
OmniAb, Inc. *§	654	—
Pacific Biosciences of California, Inc. *	4,368	50,581
Repligen Corp. *	4,248	715,193
Syneos Health, Inc. *	6,498	231,459

		2,362,267

Machinery — 5.0%
AGCO Corp.	5,729	774,561
Alamo Group, Inc.	1,320	243,091
Albany International Corp., Class A	3,573	319,283
Allison Transmission Holdings, Inc.	6,647	300,710
Astec Industries, Inc.	1,967	81,139
Barnes Group, Inc.	4,989	200,957
Blue Bird Corp. *	662	13,525
Chart Industries, Inc. *@	3,344	419,338
CIRCOR International, Inc. *	2,600	80,912
Columbus McKinnon Corp.	2,642	98,177
Commercial Vehicle Group, Inc. *	3,758	27,433
Crane Holdings Co.	3,089	350,601
Donaldson Co., Inc.	8,206	536,180
Douglas Dynamics, Inc.	2,507	79,948
Eastern Co. (The)	1,272	24,779
Enerpac Tool Group Corp.	6,499	165,725
EnPro Industries, Inc.	2,344	243,518
Esab Corp.	418	24,691
ESCO Technologies, Inc.	2,646	252,561
Federal Signal Corp.	5,985	324,447
Flowserve Corp.	2,564	87,176
Franklin Electric Co., Inc.	5,666	533,171
Gorman-Rupp Co. (The)	3,803	95,075
Graco, Inc.	9,590	700,166
Greenbrier Cos., Inc. (The)	3,984	128,165
Helios Technologies, Inc.	3,760	245,904
Hurco Cos., Inc.	1,000	25,320
Hyster-Yale Materials Handling, Inc.	165	8,232
ITT, Inc.	5,131	442,805
John Bean Technologies Corp.	3,520	384,701
Kadant, Inc.	1,660	346,143
Kennametal, Inc.	6,340	174,857
LB Foster Co., Class A *	2,165	24,854
Lincoln Electric Holdings, Inc.	3,365	569,021
Lindsay Corp.	1,209	182,716
Manitex International, Inc. *	1,300	6,773
Manitowoc Co., Inc. (The) *	3,607	61,644

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Middleby Corp. (The) *	4,055	$594,504
Miller Industries, Inc.	1,261	44,576
Mueller Industries, Inc.	6,958	511,274
Mueller Water Products, Inc., Class A	16,726	233,160
Nordson Corp.	1,935	430,073
Omega Flex, Inc.	1,002	111,663
Oshkosh Corp.	4,130	343,533
Park-Ohio Holdings Corp.	2,182	26,359
Pentair PLC	11,013	608,689
Perma-Pipe International Holdings, Inc. *	1,900	20,197
RBC Bearings, Inc. *	336	78,197
Shyft Group, Inc. (The)	3,913	89,021
Snap-On, Inc.	1,600	395,024
SPX Technologies, Inc. *	4,956	349,794
Standex International Corp.	1,427	174,722
Tennant Co.	2,037	139,596
Terex Corp.	6,869	332,322
Timken Co. (The)	6,902	564,031
Titan International, Inc. *	4,338	45,462
Toro Co. (The)	3,825	425,187
Trinity Industries, Inc.	4,908	119,559
Wabash National Corp.	6,446	158,507
Watts Water Technologies, Inc., Class A	3,406	573,298

		14,947,047

Marine Transportation — 0.2%
Costamare, Inc.	5,728	53,900
Eagle Bulk Shipping, Inc.	436	19,838
Kirby Corp. *	4,368	304,450
Matson, Inc.	5,291	315,714

		693,902

Media — 1.1%
Altice USA, Inc., Class A *	2,984	10,205
Boston Omaha Corp., Class A *	1,358	32,144
Cable One, Inc.	397	278,694
DISH Network Corp., Class A *	4,087	38,132
Entravision Communications Corp., Class A	5,678	34,352
EW Scripps Co. (The), Class A *	7,073	66,557
Gannett Co., Inc. *	1	2
Gray Television, Inc.	8,433	73,536
iHeartMedia, Inc., Class A *	2,052	8,003
Interpublic Group of Cos., Inc. (The)	11,067	412,135
John Wiley & Sons, Inc., Class A	3,247	125,886
Magnite, Inc. *	3,879	35,919
New York Times Co. (The), Class A	18,114	704,272
News Corp., Class A	19,977	345,003
News Corp., Class B	7,188	125,287
Nexstar Media Group, Inc. Class A	4,189	723,273
PubMatic, Inc., Class A *	3,162	43,699
Saga Communications, Inc., Class A	664	14,761
Scholastic Corp.	3,519	120,420
Sinclair Broadcast Group, Inc., Class A	2,132	36,585
TechTarget, Inc. *	3,517	127,034
Thryv Holdings, Inc. *	1,938	44,690
WideOpenWest, Inc. *	4,405	46,825

		3,447,414

Metals & Mining — 2.1%
Alcoa Corp.	16,066	683,769
Alpha Metallurgical Resources, Inc.	886	138,216
Arconic Corp. *	5,198	136,344
ATI, Inc. *	14,726	581,088
Carpenter Technology Corp.	3,912	175,101

	SHARES	VALUE†
Century Aluminum Co. *	8,912	$89,120
Cleveland-Cliffs, Inc. *	21,519	394,443
Coeur Mining, Inc. *	16,461	65,679
Commercial Metals Co.	13,236	647,240
Ferroglobe PLC *	10,242	50,595
Ferroglobe Representation & Warranty Insurance Trust *§	24,025	—
Fortitude Gold Corp.	4,671	33,304
Friedman Industries, Inc.	700	7,938
Haynes International, Inc.	1,229	61,561
Hecla Mining Co.	30,869	195,401
Kaiser Aluminum Corp.	2,372	177,022
Materion Corp.	2,319	269,004
MP Materials Corp. *	6,046	170,437
Olympic Steel, Inc.	1,200	62,652
Reliance Steel & Aluminum Co.	2,835	727,858
Royal Gold, Inc.	4,388	569,168
Ryerson Holding Corp.	5,114	186,047
Schnitzer Steel Industries, Inc., Class A	2,809	87,360
SunCoke Energy, Inc.	8,204	73,672
TimkenSteel Corp. *	5,303	97,257
Tredegar Corp.	3,412	31,152
United States Steel Corp.	8,879	231,742
Warrior Met Coal, Inc.	738	27,092
Worthington Industries, Inc.	4,458	288,210

		6,258,472

Multi-Utilities — 0.5%
Avista Corp.	6,896	292,735
Black Hills Corp.	6,023	380,051
NiSource, Inc.	18,689	522,545
NorthWestern Corp.	4,148	240,003
Unitil Corp.	1,923	109,688

		1,545,022

Oil, Gas & Consumable Fuels — 3.1%
Adams Resources & Energy, Inc.	536	20,593
Alto Ingredients, Inc. *	5,761	8,641
Amplify Energy Corp. *	1,867	12,826
Antero Midstream Corp.	32,353	339,383
Antero Resources Corp. *	5,180	119,606
APA Corp.	1,360	49,042
Arch Resources, Inc.	1,865	245,173
Ardmore Shipping Corp.	1,612	23,970
Berry Corp.	4,166	32,703
California Resources Corp.	3,564	137,214
Callon Petroleum Co. *	3,677	122,959
Centrus Energy Corp. Class A *	1,074	34,583
Chesapeake Energy Corp.	4,468	339,747
Chord Energy Corp.	804	108,218
Civitas Resources, Inc.	2,093	143,036
Clean Energy Fuels Corp. *	20,279	88,416
CNX Resources Corp. *	16,780	268,816
Comstock Resources, Inc. @	11,934	128,768
CONSOL Energy, Inc.	2,376	138,450
CVR Energy, Inc.	1,556	51,006
Delek US Holdings, Inc.	7,082	162,532
Denbury, Inc. *	2,643	231,606
DHT Holdings, Inc.	11,638	125,807
Dorian LPG Ltd.	3,332	66,440
DT Midstream, Inc.	1,881	92,865
Earthstone Energy, Inc., Class A *	7,471	97,198
EnLink Midstream LLC *	27,038	293,092
EQT Corp.	1,580	50,418
Equitrans Midstream Corp.	22,329	129,062
Evolution Petroleum Corp.	5,356	33,796

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Green Plains, Inc. *	5,096	$157,925
Gulfport Energy Corp. *	944	75,520
Hallador Energy Co. *	3,193	29,344
HF Sinclair Corp.	9,611	464,980
International Seaways, Inc.	4,383	182,683
Kosmos Energy Ltd. *	25,367	188,730
Laredo Petroleum, Inc. *@	1,191	54,238
Magnolia Oil & Gas Corp., Class A	7,613	166,572
Matador Resources Co.	10,827	515,907
Murphy Oil Corp.	13,521	500,007
NACCO Industries, Inc., Class A	1,000	36,070
New Fortress Energy, Inc. @	3,932	115,719
Nordic American Tankers Ltd.	8,255	32,690
Northern Oil and Gas, Inc. @	1,306	39,637
Overseas Shipholding Group, Inc., Class A *	11,837	46,164
Ovintiv, Inc.	555	20,024
Par Pacific Holdings, Inc. *	4,135	120,742
PBF Energy, Inc., Class A	10,429	452,201
PDC Energy, Inc.	8,838	567,223
Peabody Energy Corp. *	3,580	91,648
Permian Resources Corp., Class A	16,144	169,512
Range Resources Corp.	10,825	286,538
Rex American Resources Corp. *	2,364	67,587
SandRidge Energy, Inc. *	2,175	31,342
Scorpio Tankers, Inc.	4,277	240,838
SFL Corp. Ltd.	4,682	44,479
Sitio Royalties Corp.	3,565	80,569
SM Energy Co.	2,124	59,812
Southwestern Energy Co. *	62,679	313,395
Talos Energy, Inc. *	3,212	47,666
Teekay Corp. *	4,339	26,815
Teekay Tankers Ltd., Class A *	1,880	80,708
Texas Pacific Land Corp.	126	214,329
Vitesse Energy, Inc.	2,544	48,412
W&T Offshore, Inc. *	9,305	47,269
World Fuel Services Corp.	4,796	122,538

		9,435,799

Paper & Forest Products — 0.3%
Clearwater Paper Corp. *	1,838	61,426
Glatfelter Corp.	4,665	14,881
Louisiana-Pacific Corp.	10,788	584,818
Mercer International, Inc.	7,857	76,802
Resolute Forest Products, Inc. *<>¶	7,629	10,833
Sylvamo Corp.	2,483	114,864

		863,624

Passenger Airlines — 0.2%
Alaska Air Group, Inc. *	9,239	387,668
Allegiant Travel Co. *	441	40,563
American Airlines Group, Inc. *	6,949	102,498
Hawaiian Holdings, Inc. *	6,255	57,296
Skywest, Inc. *	4,643	102,935
Spirit Airlines, Inc. @	3,315	56,919

		747,879

Personal Products — 0.8%
BellRing Brands, Inc. *	7,482	254,388
Coty, Inc., Class A *	46,457	560,272

	SHARES	VALUE†
Edgewell Personal Care Co.	3,865	$163,953
elf Beauty, Inc. *	4,063	334,588
Herbalife Nutrition Ltd. *	600	9,660
Honest Co., Inc. (The) *@	3,035	5,463
Inter Parfums, Inc.	3,888	553,029
Medifast, Inc.	1,490	154,468
Natural Alternatives International, Inc. *	1,000	9,230
Nature’s Sunshine Products, Inc. *	1,700	17,357
Nu Skin Enterprises, Inc., Class A	3,817	150,046
United-Guardian, Inc.	600	5,574
USANA Health Sciences, Inc. *	2,205	138,695

		2,356,723

Pharmaceuticals — 1.0%
Amphastar Pharmaceuticals, Inc. *	5,670	212,625
ANI Pharmaceuticals, Inc. *	1,669	66,293
Cara Therapeutics, Inc. *	3,972	19,503
Collegium Pharmaceutical, Inc. *	2,590	62,134
Corcept Therapeutics, Inc. *	7,842	169,858
Cumberland Pharmaceuticals, Inc. *	5,912	11,528
Cymabay Therapeutics, Inc. *	6,353	55,398
Edgewise Therapeutics, Inc. *@	1,162	7,751
Elanco Animal Health, Inc. *	2,020	18,988
Harmony Biosciences Holdings, Inc. *	3,861	126,062
Innoviva, Inc. *	5,963	67,084
Jazz Pharmaceuticals PLC *	4,329	633,463
Ligand Pharmaceuticals, Inc. *	1,727	127,038
Organon & Co.	8,187	192,558
Pacira BioSciences, Inc. *	3,025	123,450
Perrigo Co. PLC	12,427	445,756
Prestige Consumer Healthcare, Inc. *	6,078	380,665
SIGA Technologies, Inc. @	1,900	10,925
Supernus Pharmaceuticals, Inc. *	5,158	186,874
Taro Pharmaceutical Industries Ltd. *	438	10,652

		2,928,605

Professional Services — 3.4%
ASGN, Inc. *	5,882	486,265
Barrett Business Services, Inc.	935	82,878
Booz Allen Hamilton Holding Corp.	789	73,132
CACI International, Inc., Class A *	2,530	749,588
CBIZ, Inc. *	6,173	305,502
Concentrix Corp.	3,341	406,099
Conduent, Inc. *	5,702	19,558
CRA International, Inc.	773	83,345
CSG Systems International, Inc.	4,225	226,883
ExlService Holdings, Inc. *	3,892	629,842
Exponent, Inc.	5,886	586,775
Forrester Research, Inc. *	2,360	76,346
Franklin Covey Co. *	2,254	86,711
FTI Consulting, Inc. *	3,703	730,787
Genpact Ltd.	12,745	589,074
Heidrick & Struggles International, Inc.	1,928	58,534
Huron Consulting Group, Inc. *	2,643	212,418
ICF International, Inc.	2,012	220,716
Insperity, Inc.	4,545	552,445
KBR, Inc.	14,771	813,144
Kelly Services, Inc., Class A	3,132	51,960
Kforce, Inc.	3,397	214,826
Korn Ferry	5,760	298,022
Manpowergroup, Inc.	3,514	290,010
Mastech Digital, Inc. *	2,122	26,154

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Professional Services (Continued)
Maximus, Inc.	2,874	$226,184
NV5 Global, Inc. *	1,843	191,617
RCM Technologies, Inc. *	2,995	34,622
Resources Connection, Inc.	3,396	57,936
Robert Half International, Inc.	7,950	640,532
Science Applications International Corp.	2,559	274,990
TriNet Group, Inc. *	7,048	568,139
TrueBlue, Inc. *	3,431	61,072
TTEC Holdings, Inc.	4,929	183,507
Verra Mobility Corp. *@	10,023	169,589

		10,279,202

Real Estate Management & Development — 0.6%
Cushman & Wakefield PLC *	5,956	62,776
Douglas Elliman, Inc.	7,727	24,031
Forestar Group, Inc. *	3,530	54,927
FRP Holdings, Inc. *	200	11,576
Howard Hughes Corp. (The) *	1,369	109,520
Jones Lang LaSalle, Inc. *	3,879	564,356
Kennedy-Wilson Holdings, Inc.	13,722	227,648
Marcus & Millichap, Inc.	3,263	104,775
Maui Land & Pineapple Co., Inc. *	2,324	27,795
Newmark Group, Inc., Class A	24,049	170,267
RMR Group, Inc. (The) Class A	1,159	30,412
St. Joe Co. (The)	3,300	137,313
Stratus Properties, Inc.	313	6,260
Tejon Ranch Co. *	2,949	53,878
Zillow Group, Inc., Class A *	1,513	66,118
Zillow Group, Inc., Class C *	5,600	249,032

		1,900,684

Semiconductors & Semiconductor Equipment — 4.2%
Allegro MicroSystems, Inc. *	456	21,883
Alpha & Omega Semiconductor Ltd. *	2,886	77,778
Ambarella, Inc. *	2,341	181,240
Amkor Technology, Inc.	25,678	668,142
Amtech Systems, Inc. *	2,822	26,922
Axcelis Technologies, Inc. *	3,944	525,538
AXT, Inc. *	5,653	22,499
Ceva, Inc. *	3,095	94,181
Cirrus Logic, Inc. *	5,956	651,467
Cohu, Inc. *	5,114	196,326
Diodes, Inc. *	5,169	479,476
Entegris, Inc.	328	26,899
First Solar, Inc. *	8,994	1,956,195
FormFactor, Inc. *	9,854	313,850
GSI Technology, Inc. *	4,641	7,983
Ichor Holdings Ltd. *	400	13,096
Kulicke & Soffa Industries, Inc.	5,924	312,136
Lattice Semiconductor Corp. *	15,739	1,503,074
MACOM Technology Solutions Holdings, Inc. *	2,196	155,565
Magnachip Semiconductor Corp. *	4,588	42,577
MaxLinear, Inc. *	7,715	271,645
MKS Instruments, Inc.	1,144	101,381
NVE Corp.	502	41,661
Onto Innovation, Inc. *	4,376	384,563
PDF Solutions, Inc. *	4,938	209,371
Photronics, Inc. *	7,008	116,193
Power Integrations, Inc.	6,542	553,715
Qorvo, Inc. *	1,876	190,545
Rambus, Inc. *	14,241	729,994
Semtech Corp. *	7,337	177,115
Silicon Laboratories, Inc. *	3,982	697,208

	SHARES	VALUE†
Synaptics, Inc. *	5,027	$558,751
Ultra Clean Holdings, Inc. *	4,298	142,522
Universal Display Corp.	3,037	471,130
Veeco Instruments, Inc. *	4,666	98,593
Wolfspeed, Inc. *@	10,030	651,448

		12,672,662

Software — 2.9%
A10 Networks, Inc.	6,016	93,188
ACI Worldwide, Inc. *	12,870	347,233
Adeia, Inc.	7,577	67,132
Agilysys, Inc. *	2,848	234,989
Alarm.com Holdings, Inc. *	4,263	214,344
Altair Engineering, Inc., Class A *@	3,033	218,710
American Software, Inc., Class A	4,461	56,253
Aspen Technology, Inc. *	1,995	456,596
Bentley Systems, Inc., Class B	545	23,430
Bill.com Holdings, Inc. *	287	23,287
Black Knight, Inc. *	200	11,512
Blackbaud, Inc. *	5,719	396,327
Box, Inc., Class A *	6,867	183,967
Ceridian HCM Holding, Inc. *	1,564	114,516
Commvault Systems, Inc. *	2,675	151,780
Confluent, Inc., Class A *	916	22,048
Consensus Cloud Solutions, Inc. *	1,449	49,396
Digital Turbine, Inc. *@	635	7,849
Dolby Laboratories, Inc., Class A	2,281	194,843
DoubleVerify Holdings, Inc. *	6,316	190,427
Dropbox, Inc., Class A *	14,286	308,863
Dynatrace, Inc. *	7,581	320,676
Ebix, Inc.	2,155	28,425
eGain Corp. *	4,304	32,667
EngageSmart, Inc. *	593	11,415
Envestnet, Inc. *	3,097	181,701
EverCommerce, Inc. *@	921	9,744
Fair Isaac Corp. *	302	212,212
Gen Digital, Inc.	2,862	49,112
Guidewire Software, Inc. *	3,773	309,575
InterDigital, Inc.	3,064	223,366
Jamf Holding Corp. *	4,792	93,061
JFrog Ltd. *	479	9,436
Liveramp Holdings, Inc. *	8,339	182,874
Manhattan Associates, Inc. *	3,948	611,348
MeridianLink, Inc. *	2,090	36,157
Mitek Systems, Inc. *	1,166	11,182
N-able, Inc. *	8,171	107,857
Olo, Inc., Class A *	2,551	20,816
Paylocity Holding Corp. *	2,396	476,277
PowerSchool Holdings, Inc., Class A *	3,215	63,721
Procore Technologies, Inc. *	845	52,922
Progress Software Corp.	4,772	274,151
Qualtrics International, Inc., Class A *	2,745	48,943
Qualys, Inc. *	4,157	540,493
Rimini Street, Inc. *	4,492	18,507
Sapiens International Corp. NV	2,496	54,213
SentinelOne, Inc., Class A *	5,750	94,070
SolarWinds Corp. *	5,202	44,737
SPS Commerce, Inc. *	2,160	328,968
Sumo Logic, Inc. *	5,366	64,285
Telos Corp. *	4,278	10,823
Teradata Corp. *	6,462	260,289
UiPath, Inc., Class A *	7,523	132,104
Verint Systems, Inc. *	6,847	254,982
Vertex, Inc., Class A *	1,558	32,235
Xperi, Inc.	3,030	33,118

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Software (Continued)
Yext, Inc. *	4,488	$43,130

		8,646,282

Specialty Retail — 3.8%
1-800-Flowers.com, Inc., Class A *	3,880	44,620
Aaron’s Co. Inc. (The)	4,459	43,074
Abercrombie & Fitch Co., Class A *	3,727	103,424
Academy Sports & Outdoors, Inc.	2,614	170,563
Advance Auto Parts, Inc.	4,669	567,797
America’s Car-Mart, Inc. *	822	65,111
American Eagle Outfitters, Inc.	19,472	261,704
Asbury Automotive Group, Inc. *	2,143	450,030
AutoNation, Inc. *	4,060	545,502
Bath & Body Works, Inc.	4,874	178,291
Boot Barn Holdings, Inc. *	3,866	296,290
Buckle, Inc. (The)	5,018	179,092
Build-A-Bear Workshop, Inc.	1,640	38,114
Burlington Stores, Inc. *	420	84,882
Caleres, Inc.	3,874	83,795
CarParts.com, Inc. *	2,801	14,957
Cato Corp. (The) Class A	2,638	23,320
Chico’s FAS, Inc. *	8,580	47,190
Children’s Place, Inc. (The) *	1,314	52,888
Citi Trends, Inc. *	818	15,558
Conn’s, Inc. *	3,722	22,555
Container Store Group, Inc. (The) *	2,100	7,203
Destination XL Group, Inc. *	3,560	19,616
Dick’s Sporting Goods, Inc.	4,513	640,350
Duluth Holdings, Inc., Class B *	1,185	7,560
Five Below, Inc. *	5,505	1,133,865
Floor & Decor Holdings, Inc., Class A *@	4,489	440,910
Foot Locker, Inc.	5,979	237,306
Franchise Group, Inc. @	1,459	39,758
GameStop Corp., Class A *@	8,267	190,306
Gap, Inc. (The)	2,272	22,811
Genesco, Inc. *	1,490	54,951
Group 1 Automotive, Inc.	1,940	439,255
Guess?, Inc.	5,086	98,974
Haverty Furniture Cos., Inc.	1,983	63,277
Hibbett, Inc.	1,600	94,368
Leslie’s, Inc. *	9,429	103,813
Lithia Motors, Inc.	3,347	766,229
MarineMax, Inc. *	2,209	63,509
Monro, Inc.	3,090	152,739
Murphy USA, Inc.	3,083	795,568
National Vision Holdings, Inc. *	3,794	71,479
ODP Corp. (The) *	3,360	151,133
Penske Automotive Group, Inc.	1,742	247,033
PetMed Express, Inc. @	2,360	38,326
Rent-A-Center, Inc.	6,271	153,702
Revolve Group, Inc. *@	706	18,568
RH *	318	77,449
Sally Beauty Holdings, Inc. *	4,925	76,731
Shoe Carnival, Inc. @	3,062	78,540
Signet Jewelers Ltd.	5,809	451,824
Sleep Number Corp. *	3,221	97,951
Sonic Automotive, Inc., Class A	3,080	167,367
Sportsman’s Warehouse Holdings, Inc. *	3,058	25,932
Tilly’s, Inc., Class A *	1,836	14,156

	SHARES	VALUE†
TravelCenters of America, Inc. *	1,344	$116,256
Urban Outfitters, Inc. *	2,086	57,824
Victoria’s Secret & Co. *	3,466	118,364
Williams-Sonoma, Inc.	4,058	493,696
Winmark Corp.	554	177,518
Zumiez, Inc. *	2,406	44,367

		11,339,341

Textiles, Apparel & Luxury Goods — 1.4%
Capri Holdings Ltd. *	8,276	388,972
Carter’s, Inc.	1,939	139,453
Columbia Sportswear Co.	4,507	406,712
Deckers Outdoor Corp. *	2,043	918,431
Delta Apparel, Inc. *	1,153	12,683
G-III Apparel Group Ltd. *	5,008	77,874
Kontoor Brands, Inc.	2,384	115,362
Lakeland Industries, Inc.	1,669	24,367
Movado Group, Inc.	2,220	63,869
Oxford Industries, Inc.	1,665	175,807
PVH Corp.	1,378	122,862
Ralph Lauren Corp.	2,279	265,891
Rocky Brands, Inc.	1,000	23,070
Skechers U.S.A., Inc., Class A *	6,530	310,306
Steven Madden Ltd.	7,918	285,048
Superior Group of Cos., Inc.	2,200	17,314
Tapestry, Inc.	18,072	779,084
Under Armour, Inc., Class A *	2,222	21,087
Under Armour, Inc., Class C *	1,318	11,243
Unifi, Inc. *	2,394	19,559
Wolverine World Wide, Inc.	9,990	170,329

		4,349,323

Tobacco — 0.1%
Turning Point Brands, Inc.	1,280	26,880
Universal Corp.	2,612	138,148
Vector Group Ltd.	12,276	147,435

		312,463

Trading Companies & Distributors — 2.0%
Air Lease Corp.	5,985	235,629
Applied Industrial Technologies, Inc.	4,375	621,819
Beacon Roofing Supply, Inc. *	7,687	452,380
Boise Cascade Co.	4,352	275,264
Core & Main, Inc., Class A *	2,355	54,400
Distribution Solutions Group, Inc. *	1,071	48,688
DXP Enterprises, Inc. *	2,323	62,535
GATX Corp.	3,909	430,068
Global Industrial Co.	4,722	126,738
GMS, Inc. *	2,900	167,881
H&E Equipment Services, Inc.	4,346	192,224
Herc Holdings, Inc.	4,556	518,928
Mcgrath Rentcorp	2,655	247,738
MRC Global, Inc. *	5,657	54,986
MSC Industrial Direct Co., Inc., Class A	936	78,624
NOW, Inc. *	8,751	97,574
Rush Enterprises, Inc., Class A	5,962	325,525
SiteOne Landscape Supply, Inc. *	413	56,527
Textainer Group Holdings Ltd.	4,819	154,738
Titan Machinery, Inc. *	2,515	76,582
Triton International Ltd.	7,398	467,702
Univar Solutions, Inc. *	3,220	112,797
Veritiv Corp.	1,000	135,140

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Trading Companies & Distributors (Continued)
Watsco, Inc.	255	$81,131
WESCO International, Inc.	5,493	848,888
Willis Lease Finance Corp. *	900	49,302

		5,973,808

Water Utilities — 0.5%
American States Water Co.	4,082	362,849
Artesian Resources Corp., Class A	1,177	65,159
California Water Service Group	6,097	354,845
Consolidated Water Co. Ltd.	1,751	28,769
Essential Utilities, Inc.	6,838	298,479
Middlesex Water Co.	2,133	166,630
Pure Cycle Corp. *	1,000	9,450
SJW Group	2,989	227,552
York Water Co. (The)	1,803	80,594

		1,594,327

Wireless Telecommunication Services — 0.1%
Gogo, Inc. *	1,021	14,805
Shenandoah Telecommunications Co.	6,413	121,975
Spok Holdings, Inc.	2,839	28,759
United States Cellular Corp. *	1,551	32,152

		197,691

TOTAL COMMON STOCKS (Identified Cost $169,936,142)		300,615,572

PREFERRED STOCKS — 0.1%
Media — 0.0%
Liberty Broadband Corp. 7.000%	1,225	28,040

Trading Companies & Distributors — 0.1%
WESCO International, Inc. 10.625%, 5 year CMT + 10.325%	4,390	119,013

TOTAL PREFERRED STOCKS (Identified Cost $114,396)		147,053

SHORT-TERM INVESTMENTS — 0.7%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 4.450%	377,390	377,390

Collateral For Securities On Loan — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio 4.770%	1,669,700	1,669,700

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,047,090)		2,047,090

Total Investments — 100.6% (Identified Cost $172,097,628)		302,809,715
Liabilities, Less Cash and Other Assets — (0.6%)		(1,678,293)

Net Assets — 100.0%		$301,131,422

†	See Note 1

*	Non-income producing security

@	A portion or all of the security was held on loan. As of March 31, 2023, the fair value of the securities on loan was $8,633,768.

§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

¶	Contingent value rights based on future performance.

Key to abbreviations:
CVR — Contingent Value Rights
CMT — Constant Maturity Treasury

The accompanying notes are an integral part of these portfolio of investments.

Portfolio Sectors as of March 31, 2023

(As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Industrials	21.5%
Financials	17.4%
Consumer Discretionary	15.0%
Information Technology	14.5%
Health Care	10.3%
Materials	6.4%
Consumer Staples	4.6%
Energy	4.3%
Utilities	3.7%
Communication Services	2.3%

100.0%

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.9%
General Dynamics Corp.	7,826	$1,785,971
Howmet Aerospace, Inc.	12,551	531,786
L3Harris Technologies, Inc.	4,688	919,973
Northrop Grumman Corp.	2,915	1,345,914
Raytheon Technologies Corp.	36,091	3,534,392
Textron, Inc.	26,765	1,890,412

		10,008,448

Air Freight & Logistics — 0.8%
FedEx Corp.	16,968	3,877,018
GXO Logistics, Inc. *	6,449	325,417

		4,202,435

Automobile Components — 0.4%
Aptiv PLC *	4,329	485,670
BorgWarner, Inc.	24,241	1,190,475
Gentex Corp.	863	24,190
Goodyear Tire & Rubber Co. (The) *	2,391	26,349
Lear Corp.	4,071	567,864

		2,294,548

Automobiles — 1.1%
Ford Motor Co.	150,516	1,896,502
General Motors Co.	98,964	3,629,999

		5,526,501

Beverages — 0.4%
Constellation Brands, Inc., Class A	5,660	1,278,537
Keurig Dr Pepper, Inc.	2,705	95,432
Molson Coors Beverage Co., Class B	10,592	547,395

		1,921,364

Biotechnology — 2.0%
Biogen, Inc. *	9,693	2,694,945
Gilead Sciences, Inc.	44,490	3,691,335
Moderna, Inc. *	8,724	1,339,832
Regeneron Pharmaceuticals, Inc. *	3,232	2,655,637
United Therapeutics Corp. *	683	152,965

		10,534,714

Broadline Retail — 0.0%
eBay, Inc.	4,559	202,283
Kohl’s Corp.	344	8,098

		210,381

Building Products — 1.1%
Builders FirstSource, Inc. *	7,125	632,557
Carlisle Cos., Inc.	2,854	645,204
Carrier Global Corp.	6,137	280,768
Fortune Brands Innovations, Inc.	11,027	647,616
Johnson Controls International PLC	34,370	2,069,761
Masterbrand, Inc. *	11,027	88,657
Owens Corning	12,209	1,169,622

		5,534,185

Capital Markets — 2.9%
Bank of New York Mellon Corp. (The)	52,444	2,383,055
Franklin Resources, Inc.	5,210	140,357
Goldman Sachs Group, Inc. (The)	18,862	6,169,949
Jefferies Financial Group, Inc.	6,993	221,958
Morgan Stanley	58,923	5,173,440
Northern Trust Corp.	938	82,666
State Street Corp.	10,112	765,377

		14,936,802

Chemicals — 3.7%
Air Products & Chemicals, Inc.	5,579	1,602,345
Albemarle Corp.	345	76,259
Celanese Corp.	4,202	457,556

	SHARES	VALUE†
CF Industries Holdings, Inc.	11,835	$857,919
Corteva, Inc.	18,513	1,116,519
Dow, Inc.	51,700	2,834,194
DuPont de Nemours, Inc.	13,259	951,598
Eastman Chemical Co.	17,799	1,501,168
FMC Corp.	500	61,065
International Flavors & Fragrances, Inc.	9,315	856,607
Linde PLC	14,100	5,011,704
LyondellBasell Industries NV, Class A	21,390	2,008,307
Mosaic Co. (The)	12,646	580,198
PPG Industries, Inc.	775	103,525
Westlake Corp.	7,968	924,129

		18,943,093

Commercial Banks — 8.7%
Bank of America Corp.	199,928	5,717,941
Citigroup, Inc.	79,030	3,705,717
Citizens Financial Group, Inc.	18,613	565,277
East West Bancorp, Inc.	2,390	132,645
Fifth Third Bancorp	70,601	1,880,811
Huntington Bancshares, Inc.	72,900	816,480
JPMorgan Chase & Co.	138,592	18,059,923
KeyCorp	66,158	828,298
M&T Bank Corp.	3,759	449,464
PNC Financial Services Group, Inc. (The)	11,566	1,470,039
Regions Financial Corp.	119,937	2,226,031
Truist Financial Corp.	64,730	2,207,293
US Bancorp	40,031	1,443,117
Wells Fargo & Co.	126,013	4,710,366
Zions Bancorp NA	20,193	604,376

		44,817,778

Commercial Services & Supplies — 0.9%
Republic Services, Inc.	35,532	4,804,637

Communications Equipment — 0.2%
Cisco Systems, Inc.	4,155	217,203
Juniper Networks, Inc.	19,365	666,543

		883,746

Computers & Peripherals — 1.6%
Dell Technologies, Inc., Class C	861	34,621
Hewlett Packard Enterprise Co.	141,847	2,259,623
HP, Inc.	176,918	5,192,543
Western Digital Corp. *	23,295	877,523
Xerox Holdings Corp.	2,019	31,092

		8,395,402

Construction & Engineering — 0.6%
AECOM	11,462	966,476
Quanta Services, Inc.	13,887	2,314,129

		3,280,605

Construction Materials — 0.6%
Martin Marietta Materials, Inc.	4,136	1,468,528
Vulcan Materials Co.	8,594	1,474,387

		2,942,915

Consumer Finance — 0.9%
Ally Financial, Inc.	52,963	1,350,027
Capital One Financial Corp.	28,539	2,744,310
Synchrony Financial	25,544	742,820

		4,837,157

Consumer Staples Distribution & Retail — 2.5%
Dollar Tree, Inc. *	12,596	1,808,156
Kroger Co. (The)	64,415	3,180,168
US Foods Holding Corp. *	9,124	337,041
Walgreens Boots Alliance, Inc.	44,769	1,548,112

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Consumer Staples Distribution & Retail (Continued)
Walmart, Inc.	41,564	$6,128,612

		13,002,089

Containers & Packaging — 0.5%
Amcor PLC	20,769	236,351
International Paper Co.	44,343	1,599,009
Packaging Corp. of America	2,898	402,329
Sonoco Products Co.	611	37,271
WestRock Co.	13,537	412,472

		2,687,432

Distributors — 0.4%
LKQ Corp.	37,512	2,129,181

Diversified Telecommunication Services — 3.3%
AT&T, Inc.	455,881	8,775,709
Lumen Technologies, Inc.	125,601	332,843
Verizon Communications, Inc.	198,247	7,709,826

		16,818,378

Electric Utilities — 0.2%
NRG Energy, Inc.	22,148	759,455

Electrical Equipment — 0.8%
AMETEK, Inc.	5,351	777,661
Eaton Corp. PLC	19,988	3,424,744
Sensata Technologies Holding PLC	1,781	89,085

		4,291,490

Electronic Equipment, Instruments & Components — 1.4%
Arrow Electronics, Inc. *	2,748	343,143
Corning, Inc.	84,494	2,980,948
Flex Ltd. *	31,420	722,974
Jabil, Inc.	2,421	213,436
TD SYNNEX Corp.	1,605	155,348
TE Connectivity Ltd.	19,391	2,543,130
Vontier Corp.	1,095	29,937

		6,988,916

Energy Equipment & Services — 0.4%
Baker Hughes Co.	23,916	690,216
Schlumberger Ltd.	29,701	1,458,319

		2,148,535

Entertainment — 1.6%
Activision Blizzard, Inc.	21,184	1,813,139
Electronic Arts, Inc.	1,911	230,180
Liberty Media Corp.-Liberty Formula One, Class A *	1,097	74,047
Liberty Media Corp.-Liberty Formula One, Class C *	2,194	164,177
Take-Two Interactive Software, Inc. *	725	86,492
Walt Disney Co. (The) *	41,483	4,153,693
Warner Bros Discovery, Inc. *	112,539	1,699,339

		8,221,067

Financial Services — 2.9%
Apollo Global Management, Inc.	2,277	143,815
Berkshire Hathaway, Inc., Class B *	38,388	11,853,063
Fidelity National Information Services, Inc.	17,462	948,710
Fiserv, Inc. *	12,529	1,416,153
Global Payments, Inc.	4,923	518,097

		14,879,838

	SHARES	VALUE†
Food Products — 3.3%
Archer-Daniels-Midland Co.	24,965	$1,988,712
Bunge Ltd.	12,845	1,226,954
Campbell Soup Co.	3,702	203,536
Conagra Brands, Inc.	19,827	744,702
Darling Ingredients, Inc. *	5,424	316,762
General Mills, Inc.	38,095	3,255,599
Hormel Foods Corp.	5,728	228,433
J.M. Smucker Co. (The)	13,087	2,059,501
Kraft Heinz Co. (The)	20,920	808,976
McCormick & Co., Inc.	1,921	159,846
Mondelez International, Inc., Class A	51,728	3,606,476
Post Holdings, Inc. *	973	87,444
Seaboard Corp.	22	82,940
Tyson Foods, Inc., Class A	41,844	2,482,186

		17,252,067

Ground Transportation — 0.9%
Norfolk Southern Corp.	16,359	3,468,108
U-Haul Holding Co. @	2,003	119,479
U-Haul Holding Co.	18,027	934,700

		4,522,287

Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	325	32,910
Baxter International, Inc.	14,838	601,829
Becton Dickinson & Co.	4,016	994,121
Boston Scientific Corp. *	7,514	375,925
Cooper Cos., Inc. (The)	137	51,150
Embecta Corp.	478	13,441
GE HealthCare Technologies, Inc. *	3,987	327,054
Hologic, Inc. *	2,895	233,627
Medtronic PLC	37,706	3,039,858
STERIS plc	3,637	695,685
Zimmer Biomet Holdings, Inc.	8,154	1,053,497
Zimvie, Inc. *	815	5,892

		7,424,989

Health Care Providers & Services — 5.3%
Centene Corp. *	19,196	1,213,379
CIGNA Corp.	19,065	4,871,680
CVS Health Corp.	58,448	4,343,271
Elevance Health, Inc.	13,010	5,982,128
Henry Schein, Inc. *	3,777	307,977
Humana, Inc.	7,918	3,843,872
Laboratory Corp. of America Holdings	13,769	3,158,884
McKesson Corp.	1,984	706,403
Quest Diagnostics, Inc.	18,783	2,657,419
Universal Health Services, Inc., Class B	1,221	155,189

		27,240,202

Hotels, Restaurants & Leisure — 0.5%
Aramark	16,117	576,989
Carnival Corp. *@	27,865	282,830
Hyatt Hotels Corp., Class A *	3,174	354,821
MGM Resorts International	26,967	1,197,874

		2,412,514

Household Durables — 2.4%
DR Horton, Inc.	50,225	4,906,480
Garmin Ltd.	12,982	1,310,143
Lennar Corp., B Shares	573	51,175
Lennar Corp., Class A	23,116	2,429,723
Mohawk Industries, Inc. *	2,654	265,984

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Durables (Continued)
Newell Brands, Inc.	8,086	$100,590
PulteGroup, Inc.	41,840	2,438,435
Toll Brothers, Inc.	116	6,963
Whirlpool Corp.	4,936	651,651

		12,161,144

Independent Power Producers & Energy Traders — 0.1%
Vistra Corp.	25,467	611,208

Industrial Conglomerates — 0.2%
General Electric Co.	11,962	1,143,567

Insurance — 4.0%
Aflac, Inc.	32,730	2,111,740
Allstate Corp. (The)	940	104,161
American International Group, Inc.	29,118	1,466,382
Arch Capital Group Ltd. *	11,691	793,468
Assurant, Inc.	4,486	538,634
Chubb Ltd.	11,440	2,221,419
Cincinnati Financial Corp.	370	41,470
CNA Financial Corp.	4,467	174,347
Everest Re Group Ltd.	1,938	693,843
F&G Annuities & Life, Inc.	103	1,866
Fidelity National Financial, Inc.	1,515	52,919
Hartford Financial Services Group, Inc. (The)	47,472	3,308,324
Lincoln National Corp.	9,516	213,825
Loews Corp.	15,964	926,231
Markel Corp. *	116	148,180
MetLife, Inc.	10,237	593,132
Old Republic International Corp.	14,636	365,461
Principal Financial Group, Inc.	28,632	2,127,930
Prudential Financial, Inc.	12,032	995,528
RenaissanceRe Holdings Ltd.	469	93,959
Travelers Companies, Inc. (The)	21,374	3,663,717

		20,636,536

Interactive Media & Services — 2.1%
Meta Platforms, Inc., Class A *	50,392	10,680,080

IT Services — 0.8%
Akamai Technologies, Inc. *	3,310	259,173
Amdocs Ltd.	15,213	1,460,904
Cognizant Technology Solutions Corp., Class A	34,305	2,090,204
DXC Technology Co. *	10,285	262,885
Kyndryl Holdings, Inc. *	1,933	28,531

		4,101,697

Life Sciences Tools & Services — 2.4%
Bio-Rad Laboratories, Inc., Class A *	172	82,392
Danaher Corp.	19,132	4,822,029
PerkinElmer, Inc.	1,932	257,458
Thermo Fisher Scientific, Inc.	12,659	7,296,268

		12,458,147

Machinery — 3.5%
AGCO Corp.	8,548	1,155,690
Cummins, Inc.	10,946	2,614,781
Dover Corp.	7,431	1,129,066
Fortive Corp.	7,311	498,391
Ingersoll Rand, Inc.	14,939	869,151
Oshkosh Corp.	984	81,849
Otis Worldwide Corp.	25,885	2,184,694
PACCAR, Inc.	34,507	2,525,912
Parker-Hannifin Corp.	7,084	2,381,003
Pentair PLC	20,400	1,127,508

	SHARES	VALUE†
Snap-On, Inc.	6,351	$1,567,998
Stanley Black & Decker, Inc.	14,985	1,207,491
Westinghouse Air Brake Technologies Corp.	5,333	538,953

		17,882,487

Media — 2.9%
Comcast Corp., Class A	285,775	10,833,730
Fox Corp. Class A	24,883	847,266
Fox Corp. Class B	14,510	454,308
Interpublic Group of Cos., Inc. (The)	21,833	813,061
Liberty Broadband Corp., Class C *	3,887	317,568
Liberty Media Corp.-Liberty Siriusxm, Class A *	4,389	123,287
Liberty Media Corp.-Liberty Siriusxm, Class C *	8,778	245,696
News Corp., Class A	8,320	143,687
News Corp., Class B	1,734	30,224
Paramount Global, Class A	900	23,256
Paramount Global, Class B	44,427	991,166

		14,823,249

Metals & Mining — 3.8%
Alcoa Corp.	2,284	97,207
Arconic Corp. *	1,634	42,860
Cleveland-Cliffs, Inc. *	9,779	179,249
Freeport-McMoRan, Inc.	106,539	4,358,510
Newmont Corp.	47,892	2,347,666
Nucor Corp.	41,998	6,487,431
Reliance Steel & Aluminum Co.	9,348	2,400,006
Royal Gold, Inc.	725	94,040
Steel Dynamics, Inc.	33,820	3,823,689

		19,830,658

Oil, Gas & Consumable Fuels — 13.8%
Chevron Corp.	97,929	15,978,096
ConocoPhillips	100,952	10,015,448
Coterra Energy, Inc.	14,312	351,216
Devon Energy Corp.	13,044	660,157
Diamondback Energy, Inc.	4,617	624,080
EOG Resources, Inc.	23,992	2,750,203
Exxon Mobil Corp.	222,398	24,388,165
HF Sinclair Corp.	471	22,787
Kinder Morgan, Inc.	54,102	947,326
Marathon Oil Corp.	18,183	435,665
Marathon Petroleum Corp.	30,104	4,058,922
Occidental Petroleum Corp.	34,021	2,123,931
ONEOK, Inc.	4,035	256,384
Phillips 66	15,495	1,570,883
Pioneer Natural Resources Co.	10,352	2,114,292
Valero Energy Corp.	19,826	2,767,709
Vitesse Energy, Inc.	823	15,662
Williams Cos., Inc. (The)	70,657	2,109,818

		71,190,744

Passenger Airlines — 0.2%
Alaska Air Group, Inc. *	964	40,449
JetBlue Airways Corp. *	716	5,212
Southwest Airlines Co.	27,340	889,644

		935,305

Personal Products — 0.0%
BellRing Brands, Inc. *	1,233	41,922

Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	73,422	5,088,879
Jazz Pharmaceuticals PLC *	4,730	692,141
Merck & Co., Inc.	3,603	383,323

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Pharmaceuticals (Continued)
Pfizer, Inc.	340,714	$13,901,131
Viatris, Inc.	69,023	664,001

		20,729,475

Professional Services — 0.6%
Concentrix Corp.	1,605	195,088
Jacobs Solutions, Inc.	6,136	721,041
Leidos Holdings, Inc.	16,200	1,491,372
Manpowergroup, Inc.	632	52,159
SS&C Technologies Holdings, Inc.	7,467	421,662

		2,881,322

Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A *	19,100	1,390,671
Jones Lang LaSalle, Inc. *	4,753	691,514

		2,082,185

Semiconductors & Semiconductor Equipment — 3.5%
Advanced Micro Devices, Inc. *	6,017	589,726
Analog Devices, Inc.	11,639	2,295,444
Intel Corp.	250,177	8,173,283
Marvell Technology, Inc.	18,929	819,626
Micron Technology, Inc.	75,683	4,566,712
Qorvo, Inc. *	11,125	1,129,966
Skyworks Solutions, Inc.	4,292	506,370

		18,081,127

Software — 0.4%
Gen Digital, Inc.	3,129	53,694
Roper Technologies, Inc.	366	161,292
Salesforce, Inc. *	8,903	1,778,641

		1,993,627

Specialty Retail — 0.2%
Advance Auto Parts, Inc.	4,932	599,781
Carmax, Inc. *	8,119	521,889
Lithia Motors, Inc.	400	91,572

		1,213,242

Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp.	1,676	195,539
Tapestry, Inc.	6,979	300,865

		496,404

Trading Companies & Distributors — 0.4%
United Rentals, Inc.	5,460	2,160,850

Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc. *	29,534	4,277,705

TOTAL COMMON STOCKS (Identified Cost $321,297,496)		515,265,832

SHORT-TERM INVESTMENTS — 0.2%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 4.450%	842,966	842,966

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $842,966)		842,966

VALUE†
Total Investments — 100.0% (Identified Cost $322,140,462)	$516,108,798
Cash and Other Assets, Less Liabilities — 0.0%	252,625

Net Assets — 100.0%	$516,361,423

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of March 31, 2023, the fair value of the securities on loan was $401,305.

The accompanying notes are an integral part of these portfolio of investments.

Portfolio Sectors as of March 31, 2023

(As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Financials	19.9%
Health Care	15.2%
Energy	14.2%
Industrials	12.0%
Communication Services	10.6%
Materials	8.6%
Information Technology	7.8%
Consumer Staples	6.3%
Consumer Discretionary	5.1%
Utilities	0.3%

100.0%

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 96.1%
Aerospace & Defense — 1.7%
Aerojet Rocketdyne Holdings, Inc. *	897	$50,384
Axon Enterprise, Inc. *	500	112,425
Boeing Co. (The) *	8,201	1,742,138
BWX Technologies, Inc.	2,913	183,636
Curtiss-Wright Corp.	847	149,292
General Dynamics Corp.	3,788	864,459
HEICO Corp.	574	98,177
HEICO Corp., Class A	625	84,937
Hexcel Corp.	778	53,099
Howmet Aerospace, Inc.	1,946	82,452
Huntington Ingalls Industries, Inc.	827	171,206
L3Harris Technologies, Inc.	2,258	443,110
Lockheed Martin Corp.	6,309	2,982,454
Northrop Grumman Corp.	2,432	1,122,903
Parsons Corp. *	540	24,160
Raytheon Technologies Corp.	14,657	1,435,360
Textron, Inc.	2,582	182,367
TransDigm Group, Inc.	928	683,982
Woodward, Inc.	1,151	112,073

		10,578,614

Air Freight & Logistics — 0.8%
CH Robinson Worldwide, Inc.	2,800	278,236
Expeditors International of Washington, Inc.	3,525	388,173
FedEx Corp.	4,796	1,095,838
GXO Logistics, Inc. *	1,934	97,590
United Parcel Service, Inc., Class B	14,911	2,892,585

		4,752,422

Automobile Components — 0.2%
Adient PLC *	1,020	41,779
Aptiv PLC *	2,924	328,044
Autoliv, Inc.	1,465	136,772
BorgWarner, Inc.	3,685	180,970
Fox Factory Holding Corp. *	500	60,685
Gentex Corp.	4,249	119,099
Goodyear Tire & Rubber Co. (The) *	3,778	41,634
Lear Corp.	957	133,492
Visteon Corp. *	294	46,108

		1,088,583

Automobiles — 1.2%
Ford Motor Co.	38,192	481,219
General Motors Co.	9,249	339,253
Harley-Davidson, Inc.	974	36,983
Tesla, Inc. *	31,938	6,625,857
Thor Industries, Inc. @	1,179	93,896

		7,577,208

Beverages — 2.0%
Boston Beer Co., Inc. (The), Class A *@	197	64,754
Brown-Forman Corp., Class A	1,202	78,358
Brown-Forman Corp., Class B	5,458	350,786
Celsius Holdings, Inc. *	396	36,804
Coca-Cola Co. (The)	74,205	4,602,936
Coca-Cola Consolidated, Inc.	132	70,631
Constellation Brands, Inc., Class A	1,757	396,889
Keurig Dr Pepper, Inc.	3,375	119,070
Molson Coors Beverage Co., Class B	1,400	72,352
Monster Beverage Corp. *	9,422	508,882
National Beverage Corp. *	881	46,446
PepsiCo, Inc.	32,018	5,836,882

		12,184,790

Biotechnology — 2.7%
AbbVie, Inc.	37,978	6,052,554

	SHARES	VALUE†
Alkermes PLC *	1,447	$40,791
Alnylam Pharmaceuticals, Inc. *	1,198	239,983
Amgen, Inc.	12,097	2,924,450
Biogen, Inc. *	2,404	668,384
BioMarin Pharmaceutical, Inc. *	1,169	113,673
CRISPR Therapeutics AG *@	655	29,626
Exact Sciences Corp. *	1,421	96,358
Exelixis, Inc. *	3,578	69,449
Gilead Sciences, Inc.	23,535	1,952,699
Halozyme Therapeutics, Inc. *	3,014	115,105
Horizon Therapeutics PLC *	1,910	208,457
Incyte Corp. *	894	64,609
Ionis Pharmaceuticals, Inc. *	914	32,666
Karuna Therapeutics, Inc. *	193	35,056
Moderna, Inc. *	6,737	1,034,668
Neurocrine Biosciences, Inc. *	608	61,542
Regeneron Pharmaceuticals, Inc. *	1,543	1,267,837
Sarepta Therapeutics, Inc. *	702	96,757
Seagen, Inc. *	1,042	210,974
United Therapeutics Corp. *	835	187,007
Vertex Pharmaceuticals, Inc. *	2,966	934,498

		16,437,143

Broadline Retail — 2.8%
Amazon.com, Inc. *	156,162	16,129,973
Dillard’s, Inc., Class A	100	30,768
eBay, Inc.	9,533	422,979
Etsy, Inc. *	2,334	259,844
Kohl’s Corp.	1,272	29,943
Macy’s, Inc.	4,200	73,458
Ollie’s Bargain Outlet Holdings, Inc. *	691	40,037

		16,987,002

Building Products — 0.6%
A.O. Smith Corp.	2,378	164,439
Advanced Drainage Systems, Inc. @	200	16,842
Allegion PLC	2,971	317,095
Armstrong World Industries, Inc.	1,390	99,023
Builders FirstSource, Inc. *	2,521	223,814
Carlisle Cos., Inc.	1,113	251,616
Carrier Global Corp.	15,513	709,720
Fortune Brands Innovations, Inc.	2,330	136,841
Johnson Controls International PLC	580	34,928
Lennox International, Inc.	835	209,819
Masco Corp.	4,275	212,553
Masterbrand, Inc. *	2,330	18,733
Owens Corning	2,802	268,431
Trane Technologies PLC	3,350	616,333
Trex Co., Inc. *	3,239	157,642
UFP Industries, Inc.	812	64,530
Zurn Elkay Water Solutions Corp.	1,200	25,632

		3,527,991

Capital Markets — 2.3%
Affiliated Managers Group, Inc.	600	85,452
Ameriprise Financial, Inc.	2,269	695,449
Ares Management Corp., Class A	1,606	134,005
Bank of New York Mellon Corp. (The)	4,707	213,886
BlackRock, Inc.	1,328	888,591
Blackstone, Inc.	6,683	587,035
Carlyle Group, Inc. (The)	1,219	37,862
Cboe Global Markets, Inc.	1,317	176,794
Charles Schwab Corp. (The)	14,444	756,577
CME Group, Inc.	2,477	474,395
Coinbase Global, Inc., Class A *	739	49,934
Evercore, Inc., Class A	400	46,152
FactSet Research Systems, Inc.	757	314,223

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Federated Hermes, Inc.	1,052	$42,227
Franklin Resources, Inc.	2,732	73,600
Goldman Sachs Group, Inc. (The)	2,948	964,320
Hamilton Lane, Inc. Class A	723	53,488
Houlihan Lokey, Inc.	916	80,141
Interactive Brokers Group, Inc., Class A	962	79,423
Intercontinental Exchange, Inc.	4,781	498,610
Invesco Ltd.	2,611	42,820
Janus Henderson Group PLC	1,850	49,284
Jefferies Financial Group, Inc.	1,620	51,419
KKR & Co., Inc.	5,286	277,621
LPL Financial Holdings, Inc.	2,186	442,446
MarketAxess Holdings, Inc.	800	313,032
Moelis & Co., Class A	500	19,220
Moody’s Corp.	3,822	1,169,608
Morgan Stanley	18,298	1,606,564
Morningstar, Inc.	304	61,721
MSCI, Inc.	1,501	840,095
Nasdaq, Inc.	4,902	267,992
Northern Trust Corp.	2,859	251,964
Raymond James Financial, Inc.	3,195	297,998
Robinhood Markets, Inc., Class A *	1,886	18,313
S&P Global, Inc.	3,526	1,215,659
SEI Investments Co.	2,783	160,162
State Street Corp.	1,628	123,223
Stifel Financial Corp.	2,529	149,439
T. Rowe Price Group, Inc.	4,162	469,890
Tradeweb Markets, Inc., Class A	683	53,971
Virtu Financial, Inc., Class A	1,430	27,027

		14,161,632

Chemicals — 1.6%
Air Products & Chemicals, Inc.	3,414	980,535
Albemarle Corp.	956	211,314
Ashland, Inc.	970	99,629
Avient Corp.	700	28,812
Axalta Coating Systems Ltd. *	1,604	48,585
Balchem Corp.	630	79,682
Cabot Corp.	991	75,950
Celanese Corp.	1,968	214,295
CF Industries Holdings, Inc.	2,192	158,898
Chemours Co. (The)	2,570	76,946
Corteva, Inc.	5,428	327,363
Dow, Inc.	12,298	674,176
DuPont de Nemours, Inc.	2,632	188,899
Eastman Chemical Co.	1,476	124,486
Ecolab, Inc.	3,437	568,927
Element Solutions, Inc.	4,600	88,826
FMC Corp.	1,937	236,566
H.B. Fuller Co.	339	23,205
Huntsman Corp.	4,223	115,541
Ingevity Corp. *	764	54,641
International Flavors & Fragrances, Inc.	2,270	208,749
Linde PLC	4,857	1,726,372
Livent Corp. *@	1,666	36,186
LyondellBasell Industries NV, Class A	6,211	583,151
Mosaic Co. (The)	5,609	257,341
NewMarket Corp.	82	29,928
Olin Corp.	1,800	99,900

	SHARES	VALUE†
PPG Industries, Inc.	3,241	$432,933
RPM International, Inc.	2,334	203,618
Sherwin Williams Co. (The)	5,981	1,344,349
Valvoline, Inc.	3,671	128,265
Westlake Corp.	439	50,915

		9,478,983

Commercial Banks — 2.1%
Ameris Bancorp	1,017	37,202
Associated Banc-Corp.	1,989	35,762
Bancfirst Corp.	426	35,401
Bank of America Corp.	66,036	1,888,630
Bank OZK	1,661	56,806
BOK Financial Corp.	300	25,323
Cadence Bank	3,669	76,168
Citigroup, Inc.	6,473	303,519
Citizens Financial Group, Inc.	454	13,788
Columbia Banking System, Inc.	1,668	35,729
Comerica, Inc.	1,832	79,545
Commerce Bancshares, Inc.	2,384	139,106
Community Bank System, Inc.	356	18,686
Cullen/Frost Bankers, Inc.	956	100,705
CVB Financial Corp.	1,624	27,088
East West Bancorp, Inc.	2,039	113,164
Eastern Bankshares, Inc.	1,906	24,054
Fifth Third Bancorp	7,840	208,858
First Citizens Bancshares, Inc., Class A	112	108,987
First Financial Bankshares, Inc.	3,094	98,699
First Hawaiian, Inc.	1,617	33,359
First Horizon Corp.	7,194	127,909
First Interstate Bancsystem, Inc., Class A	900	26,874
First Republic Bank @	1,441	20,160
FNB Corp.	5,930	68,788
Glacier Bancorp, Inc.	1,306	54,865
Hancock Whitney Corp.	1,078	39,239
Home Bancshares, Inc.	1,840	39,946
Huntington Bancshares, Inc.	7,352	82,342
Independent Bank Corp.	419	27,495
JPMorgan Chase & Co.	38,234	4,982,273
KeyCorp	7,104	88,942
M&T Bank Corp.	522	62,416
New York Community Bancorp, Inc.	6,032	54,529
Pinnacle Financial Partners, Inc.	1,009	55,656
PNC Financial Services Group, Inc. (The)	3,193	405,830
Popular, Inc.	1,880	107,931
Prosperity Bancshares, Inc.	1,026	63,120
Regions Financial Corp.	9,428	174,984
ServisFirst Bancshares, Inc.	589	32,177
South State Corp.	400	28,504
Synovus Financial Corp.	1,811	55,833
Texas Capital Bancshares, Inc. *	661	32,363
Truist Financial Corp.	7,663	261,308
UMB Financial Corp.	590	34,055
United Bankshares, Inc.	778	27,386
United Community Banks, Inc.	1,423	40,015
US Bancorp	19,610	706,940
Valley National Bancorp	5,897	54,488
Webster Financial Corp.	2,013	79,352
Wells Fargo & Co.	31,501	1,177,507
Western Alliance Bancorp	2,242	79,681
Wintrust Financial Corp.	600	43,770

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Zions Bancorp NA	2,092	$62,614

		12,659,871

Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	426	19,144
Casella Waste Systems, Inc., Class A *	549	45,380
Cintas Corp.	1,987	919,345
Clean Harbors, Inc. *	770	109,771
Copart, Inc. *	7,064	531,284
Driven Brands Holdings, Inc. *	1,393	42,222
MSA Safety, Inc.	600	80,100
Republic Services, Inc.	4,657	629,720
Ritchie Bros Auctioneers, Inc.	1,602	90,177
Rollins, Inc.	4,629	173,726
Stericycle, Inc. *	1,544	67,334
Tetra Tech, Inc.	640	94,022
UniFirst Corp.	155	27,316
Waste Management, Inc.	9,583	1,563,658

		4,393,199

Communications Equipment — 0.8%
Arista Networks, Inc. *	2,688	451,208
Ciena Corp. *	2,569	134,924
Cisco Systems, Inc.	63,490	3,318,940
F5, Inc. *	769	112,035
Juniper Networks, Inc.	4,954	170,517
Lumentum Holdings, Inc. *	1,528	82,527
Motorola Solutions, Inc.	2,888	826,343

		5,096,494

Computers & Peripherals — 8.3%
Apple, Inc.	299,081	49,318,457
Dell Technologies, Inc., Class C	3,734	150,144
Hewlett Packard Enterprise Co.	9,599	152,912
HP, Inc.	17,328	508,577
NetApp, Inc.	4,285	273,597
Pure Storage, Inc., Class A *	2,027	51,709
Seagate Technology Holdings PLC	4,998	330,467
Super Micro Computer, Inc. *	218	23,228
Western Digital Corp. *	3,176	119,640

		50,928,731

Construction & Engineering — 0.2%
AECOM	1,355	114,253
API Group Corp. *	1,855	41,700
Comfort Systems USA, Inc.	533	77,797
EMCOR Group, Inc.	1,247	202,750
Fluor Corp. *	831	25,686
MasTec, Inc. *	1,400	132,216
MDU Resources Group, Inc.	3,960	120,701
Quanta Services, Inc.	2,550	424,932
Valmont Industries, Inc.	200	63,856
WillScot Mobile Mini Holdings Corp. *	1,927	90,338

		1,294,229

Construction Materials — 0.1%
Eagle Materials, Inc.	626	91,865
Martin Marietta Materials, Inc.	664	235,760
Summit Materials, Inc., Class A *	1,335	38,034
Vulcan Materials Co.	1,521	260,943

		626,602

Consumer Finance — 0.6%
Ally Financial, Inc.	3,311	84,398
American Express Co.	12,759	2,104,597
Capital One Financial Corp.	4,875	468,780

	SHARES	VALUE†
Credit Acceptance Corp. *@	184	$80,231
Discover Financial Services	6,077	600,651
FirstCash Holdings, Inc.	1,032	98,422
Nelnet, Inc., Class A	414	38,043
OneMain Holdings, Inc.	677	25,103
SLM Corp.	2,583	32,003
Synchrony Financial	8,054	234,210

		3,766,438

Consumer Staples Distribution & Retail — 2.3%
Albertsons Cos., Inc. Class A	714	14,837
BJ’s Wholesale Club Holdings, Inc. *	2,341	178,080
Casey’s General Stores, Inc.	774	167,540
Costco Wholesale Corp.	8,735	4,340,160
Dollar General Corp.	5,246	1,104,073
Dollar Tree, Inc. *	2,846	408,543
Fresh Market, Inc. @*§	1,100	—
Kroger Co. (The)	17,571	867,480
Performance Food Group Co. *	1,336	80,614
Sprouts Farmers Market, Inc. *	1,478	51,774
Sysco Corp.	9,579	739,786
Target Corp.	11,532	1,910,045
US Foods Holding Corp. *	1,600	59,104
Walgreens Boots Alliance, Inc.	6,082	210,316
Walmart, Inc.	25,166	3,710,727

		13,843,079

Containers & Packaging — 0.4%
Amcor PLC	13,861	157,738
AptarGroup, Inc.	1,483	175,276
Avery Dennison Corp.	2,232	399,372
Ball Corp.	6,941	382,519
Berry Global Group, Inc.	3,918	230,770
Crown Holdings, Inc.	3,506	289,981
Graphic Packaging Holding Co.	6,877	175,295
Greif, Inc., Class A	641	40,620
Greif, Inc., Class B	320	24,486
International Paper Co.	4,336	156,356
O-I Glass, Inc. *	903	20,507
Packaging Corp. of America	1,552	215,464
Sealed Air Corp.	3,059	140,439
Silgan Holdings, Inc.	2,057	110,399
Sonoco Products Co.	1,933	117,913
WestRock Co.	2,401	73,159

		2,710,294

Distributors — 0.2%
Genuine Parts Co.	2,179	364,569
LKQ Corp.	4,303	244,238
Pool Corp.	1,026	351,343

		960,150

Diversified Consumer Services — 0.1%
ADT, Inc.	3,988	28,833
Bright Horizons Family Solutions, Inc. *	639	49,197
Grand Canyon Education, Inc. *	400	45,560
H&R Block, Inc.	2,885	101,696
Service Corp. International	4,767	327,874

		553,160

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	66,590	1,281,858
Cogent Communications Holdings, Inc.	659	41,991
Frontier Communications Parent, Inc. *	1,656	37,707
Iridium Communications, Inc.	3,043	188,453
Lumen Technologies, Inc.	12,123	32,126

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Telecommunication Services (Continued)
Verizon Communications, Inc.	99,340	$3,863,333

		5,445,468

Electric Utilities — 1.8%
Allete, Inc.	300	19,311
Alliant Energy Corp.	4,621	246,761
American Electric Power Co., Inc.	8,417	765,863
Avangrid, Inc.	1,433	57,148
Constellation Energy Corp.	5,321	417,698
Duke Energy Corp.	13,107	1,264,432
Edison International	6,635	468,365
Entergy Corp.	2,869	309,106
Evergy, Inc.	3,652	223,210
Eversource Energy	5,876	459,856
Exelon Corp.	15,965	668,774
FirstEnergy Corp.	8,176	327,531
Hawaiian Electric Industries, Inc.	2,245	86,208
IDACORP, Inc.	647	70,090
NextEra Energy, Inc.	36,253	2,794,381
NRG Energy, Inc.	5,256	180,228
OGE Energy Corp.	3,314	124,805
PG&E Corp. *	2,100	33,957
Pinnacle West Capital Corp.	1,978	156,737
PNM Resources, Inc.	2,100	102,228
Portland General Electric Co.	1,411	68,984
PPL Corp.	9,200	255,668
Southern Co. (The)	17,830	1,240,611
Xcel Energy, Inc.	9,222	621,932

		10,963,884

Electrical Equipment — 0.6%
Acuity Brands, Inc.	739	135,037
AMETEK, Inc.	3,933	571,583
Atkore, Inc. *	943	132,473
Eaton Corp. PLC	5,446	933,118
Emerson Electric Co.	6,519	568,066
EnerSys	564	49,000
Generac Holdings, Inc. *	967	104,446
Hubbell, Inc.	1,043	253,772
nVent Electric PLC	2,290	98,333
Plug Power, Inc. *@	670	7,852
Regal Rexnord Corp.	1,234	173,661
Rockwell Automation, Inc.	2,306	676,696
Sensata Technologies Holding PLC	2,621	131,102
Shoals Technologies Group, Inc., Class A *	2,112	48,132
Sunrun, Inc. *	1,483	29,882

		3,913,153

Electronic Equipment, Instruments & Components — 0.8%
Advanced Energy Industries, Inc.	112	10,976
Amphenol Corp., Class A	12,045	984,317
Arrow Electronics, Inc. *	830	103,642
Avnet, Inc.	944	42,669
Badger Meter, Inc.	331	40,322
CDW Corp.	2,939	572,782
Cognex Corp.	1,711	84,780
Coherent Corp. *@	900	34,272
Corning, Inc.	8,949	315,721
Fabrinet *	506	60,093
Flex Ltd. *	7,316	168,341

	SHARES	VALUE†
Insight Enterprises, Inc. *	300	$42,888
IPG Photonics Corp. *	471	58,079
Jabil, Inc.	3,689	325,222
Keysight Technologies, Inc. *	3,226	520,935
Littelfuse, Inc.	380	101,874
National Instruments Corp.	1,428	74,841
Novanta, Inc. *	661	105,159
Sanmina Corp. *	431	26,287
TD SYNNEX Corp.	836	80,916
TE Connectivity Ltd.	3,575	468,861
Teledyne Technologies, Inc. *	573	256,337
Trimble, Inc. *	2,830	148,349
Vontier Corp.	3,024	82,676
Zebra Technologies Corp., Class A *	767	243,906

		4,954,245

Energy Equipment & Services — 0.3%
Baker Hughes Co.	3,464	99,971
ChampionX Corp.	3,461	93,897
Halliburton Co.	12,219	386,609
Helmerich & Payne, Inc.	805	28,779
NOV, Inc.	4,002	74,077
Patterson-UTI Energy, Inc.	2,191	25,635
Schlumberger Ltd.	12,666	621,900
TechnipFMC PLC *	4,963	67,745
Transocean Ltd. *	6,590	41,912
Weatherford International PLC *	977	57,985

		1,498,510

Entertainment — 0.9%
Activision Blizzard, Inc.	9,560	818,240
Electronic Arts, Inc.	2,838	341,837
Endeavor Group Holdings, Inc., Class A *@	1,972	47,190
Liberty Media Corp.-Liberty Formula One, Class A *	315	21,262
Liberty Media Corp.-Liberty Formula One, Class C *	1,723	128,932
Live Nation Entertainment, Inc. *	2,466	172,620
Madison Square Garden Sports Corp.	279	54,363
Netflix, Inc. *	4,747	1,639,993
ROBLOX Corp., Class A *	2,017	90,725
Spotify Technology SA *	572	76,431
Take-Two Interactive Software, Inc. *	2,052	244,804
Walt Disney Co. (The) *	18,097	1,812,053
Warner Bros Discovery, Inc. *	12,527	189,158
Warner Music Group Corp., Class A	1,467	48,954
World Wrestling Entertainment, Inc., Class A @	628	57,311

		5,743,873

Financial Services — 4.0%
Apollo Global Management, Inc.	5,734	362,159
Berkshire Hathaway, Inc., Class B *	16,199	5,001,765
Block, Inc., Class A *	2,826	194,005
Equitable Holdings, Inc.	7,584	192,558
Essent Group Ltd.	700	28,035
Euronet Worldwide, Inc. *	911	101,941
Fidelity National Information Services, Inc.	5,983	325,056
Fiserv, Inc. *	5,324	601,772
FleetCor Technologies, Inc. *	1,396	294,347
Global Payments, Inc.	3,120	328,349
Jack Henry & Associates, Inc.	1,300	195,936

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Financial Services (Continued)
Jackson Financial, Inc., Class A	863	$32,285
MasterCard, Inc., Class A	21,634	7,862,012
MGIC Investment Corp.	4,400	59,048
PayPal Holdings, Inc. *	12,255	930,645
Rocket Cos, Inc.Class A *	3,544	32,109
Shift4 Payments, Inc., Class A *@	780	59,124
TFS Financial Corp.	1,093	13,804
Toast, Inc., Class A *	2,632	46,718
Visa, Inc., Class A	34,029	7,672,178
Voya Financial, Inc.	1,519	108,548
Western Union Co. (The)	6,874	76,645
WEX, Inc. *	663	121,919

		24,640,958

Food Products — 1.0%
Archer-Daniels-Midland Co.	4,142	329,952
Bunge Ltd.	1,401	133,824
Campbell Soup Co.	4,243	233,280
Conagra Brands, Inc.	3,575	134,277
Darling Ingredients, Inc. *	3,101	181,098
Flowers Foods, Inc.	3,652	100,101
General Mills, Inc.	8,511	727,350
Hershey Co. (The)	2,946	749,492
Hormel Foods Corp.	4,014	160,078
Hostess Brands, Inc. *	1,697	42,221
Ingredion, Inc.	1,590	161,751
J.M. Smucker Co. (The)	1,268	199,545
Kellogg Co.	5,208	348,728
Kraft Heinz Co. (The)	5,057	195,554
Lamb Weston Holdings, Inc.	4,603	481,106
Lancaster Colony Corp.	261	52,952
McCormick & Co., Inc.	405	33,453
McCormick & Co., Inc.	3,171	263,859
Mondelez International, Inc., Class A	11,759	819,837
Pilgrim’s Pride Corp. *	1,700	39,406
Post Holdings, Inc. *	1,501	134,895
Seaboard Corp.	11	41,470
Simply Good Foods Co. (The) *	1,063	42,276
Tyson Foods, Inc., Class A	5,064	300,396

		5,906,901

Gas Utilities — 0.1%
Atmos Energy Corp.	2,360	265,170
National Fuel Gas Co.	1,600	92,384
New Jersey Resources Corp.	954	50,753
ONE Gas, Inc.	249	19,728
Southwest Gas Holdings, Inc.	1,343	83,870
Spire, Inc.	549	38,507
UGI Corp.	2,799	97,293

		647,705

Ground Transportation — 1.3%
Avis Budget Group, Inc. *	673	131,100
CSX Corp.	47,289	1,415,833
Hertz Global Holdings, Inc. *@	1,191	19,401
JB Hunt Transport Services, Inc.	2,271	398,470
Knight-Swift Transportation Holdings, Inc.	2,249	127,248
Landstar System, Inc.	1,073	192,346
Norfolk Southern Corp.	4,620	979,440
Old Dominion Freight Line, Inc.	1,937	660,207
Saia, Inc. *	200	54,416
Schneider National, Inc., Class B	1,939	51,868
U-Haul Holding Co.	1,368	70,931
U-Haul Holding Co. @	152	9,067

	SHARES	VALUE†
Uber Technologies, Inc. *	9,836	$311,801
Union Pacific Corp.	15,597	3,139,052
XPO Logistics, Inc. *	1,934	61,695

		7,622,875

Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	19,151	1,939,230
Align Technology, Inc. *	833	278,339
Baxter International, Inc.	7,728	313,448
Becton Dickinson & Co.	2,001	495,328
Boston Scientific Corp. *	10,979	549,279
Cooper Cos., Inc. (The)	521	194,521
Dentsply Sirona, Inc.	1,213	47,647
DexCom, Inc. *	3,789	440,206
Edwards Lifesciences Corp. *	8,835	730,920
Enovis Corp. *	715	38,245
Envista Holdings Corp. *	2,222	90,835
GE HealthCare Technologies, Inc. *	909	74,565
Globus Medical, Inc., Class A *	1,500	84,960
Haemonetics Corp. *	657	54,367
Hologic, Inc. *	4,636	374,125
Idexx Laboratories, Inc. *	2,000	1,000,160
Inspire Medical Systems, Inc. *	157	36,749
Insulet Corp. *	740	236,030
Integra LifeSciences Holdings Corp. *	1,168	67,055
Intuitive Surgical, Inc. *	1,973	504,042
Lantheus Holdings, Inc. *	601	49,619
Masimo Corp. *	608	112,200
Medtronic PLC	9,595	773,549
Merit Medical Systems, Inc. *	769	56,868
Novocure Ltd. *	300	18,042
Penumbra, Inc. *	389	108,410
ResMed, Inc.	2,579	564,775
Shockwave Medical, Inc. *	212	45,968
STERIS plc	889	170,048
Stryker Corp.	4,501	1,284,900
Teleflex, Inc.	364	92,205
Zimmer Biomet Holdings, Inc.	1,186	153,231

		10,979,866

Health Care Providers & Services — 2.9%
Acadia Healthcare Co., Inc. *	1,169	84,460
agilon health, Inc. *@	1,131	26,861
AmerisourceBergen Corp.	2,652	424,612
AMN Healthcare Services, Inc. *	799	66,285
Cardinal Health, Inc.	3,943	297,696
Centene Corp. *	4,920	310,993
Chemed Corp.	339	182,297
CIGNA Corp.	4,734	1,209,679
Contra Abiomed, Inc. *§	350	268
Corvel Corp. *	200	38,056
CVS Health Corp.	14,844	1,103,058
DaVita, Inc. *	2,100	170,331
Elevance Health, Inc.	3,525	1,620,830
Encompass Health Corp.	2,141	115,828
Ensign Group, Inc. (The)	687	65,636
HCA Healthcare, Inc.	3,366	887,547
HealthEquity, Inc. *	331	19,433
Henry Schein, Inc. *	3,048	248,534
Humana, Inc.	2,029	984,998
Laboratory Corp. of America Holdings	1,685	386,573
McKesson Corp.	2,992	1,065,302
Molina Healthcare, Inc. *	1,058	283,004
Option Care Health, Inc. *	1,563	49,657
Premier, Inc., Class A	1,383	44,768
Quest Diagnostics, Inc.	2,094	296,259

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
Select Medical Holdings Corp.	1,423	$36,785
Tenet Healthcare Corp. *	1,281	76,117
UnitedHealth Group, Inc.	15,685	7,412,574
Universal Health Services, Inc., Class B	1,473	187,218

		17,695,659

Health Care Technology — 0.1%
Teladoc Health, Inc. *	1,855	48,044
Veeva Systems, Inc., Class A *	1,334	245,176

		293,220

Hotels, Restaurants & Leisure — 2.1%
Aramark	2,445	87,531
Booking Holdings, Inc. *	578	1,533,093
Boyd Gaming Corp.	1,142	73,225
Caesars Entertainment, Inc. *	2,407	117,486
Chipotle Mexican Grill, Inc. *	423	722,607
Choice Hotels International, Inc. @	1,000	117,190
Churchill Downs, Inc.	524	134,694
Darden Restaurants, Inc.	2,002	310,630
Domino’s Pizza, Inc.	716	236,187
DraftKings, Inc. Class A *	2,512	48,632
Expedia Group, Inc. *	2,025	196,486
Hilton Grand Vacations, Inc. *	500	22,215
Hilton Worldwide Holdings, Inc.	3,388	477,267
Hyatt Hotels Corp., Class A *	300	33,537
Las Vegas Sands Corp. *	3,185	182,978
Marriott International, Inc., Class A	5,910	981,296
Marriott Vacations Worldwide Corp.	750	101,145
McDonald’s Corp.	12,813	3,582,643
MGM Resorts International	3,426	152,183
Penn Entertainment, Inc. *@	1,589	47,130
Planet Fitness, Inc. Class A *	1,127	87,534
Royal Caribbean Cruises Ltd. *	2,550	166,515
SeaWorld Entertainment, Inc. *	920	56,405
Starbucks Corp.	19,320	2,011,792
Texas Roadhouse, Inc.	1,257	135,831
Travel + Leisure Co.	493	19,326
Vail Resorts, Inc.	666	155,631
Wendy’s Co. (The)	5,687	123,863
Wingstop, Inc.	324	59,480
Wyndham Hotels & Resorts, Inc.	1,765	119,755
Wynn Resorts Ltd. *	738	82,590
Yum! Brands, Inc.	5,152	680,476

		12,857,353

Household Durables — 0.4%
DR Horton, Inc.	5,753	562,011
Garmin Ltd.	2,071	209,005
Leggett & Platt, Inc.	3,378	107,691
Lennar Corp., B Shares	72	6,430
Lennar Corp., Class A	3,122	328,153
Mohawk Industries, Inc. *	600	60,132
Newell Brands, Inc.	1,165	14,493
NVR, Inc. *	68	378,909
PulteGroup, Inc.	4,404	256,665
Skyline Champion Corp. *	370	27,835
Taylor Morrison Home Corp. *	1,243	47,557
Tempur Sealy International, Inc.	3,440	135,846
Toll Brothers, Inc.	1,650	99,049

	SHARES	VALUE†
TopBuild Corp. *	500	$104,070
Whirlpool Corp.	1,555	205,291

		2,543,137

Household Products — 1.5%
Church & Dwight Co., Inc.	4,542	401,558
Clorox Co. (The)	2,311	365,693
Colgate-Palmolive Co.	15,714	1,180,907
Kimberly-Clark Corp.	4,641	622,915
Procter & Gamble Co. (The)	45,612	6,782,048
Reynolds Consumer Products, Inc.	878	24,145

		9,377,266

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	11,000	264,880
Atlantica Sustainable Infrastructure PLC	700	20,692
Clearway Energy, Inc., Class A	1,270	38,138
Clearway Energy, Inc., Class C	2,400	75,192
Ormat Technologies, Inc.	741	62,815
Vistra Corp.	3,161	75,864

		537,581

Industrial Conglomerates — 0.7%
3M Co.	13,151	1,382,302
General Electric Co.	2,729	260,892
Honeywell International, Inc.	12,821	2,450,350

		4,093,544

Insurance — 1.9%
Aflac, Inc.	7,013	452,479
Allstate Corp. (The)	2,925	324,119
American Equity Investment Life Holding Co.	788	28,754
American Financial Group, Inc.	747	90,760
American International Group, Inc.	12,909	650,097
Aon PLC, Class A	4,411	1,390,744
Arch Capital Group Ltd. *	3,373	228,926
Arthur J. Gallagher & Co.	2,175	416,099
Assurant, Inc.	793	95,216
Assured Guaranty Ltd.	900	45,243
Axis Capital Holdings Ltd.	1,300	70,876
Brighthouse Financial, Inc. *	1,547	68,238
Brown & Brown, Inc.	4,399	252,591
Chubb Ltd.	3,276	636,134
Cincinnati Financial Corp.	1,150	128,892
CNA Financial Corp.	943	36,805
Enstar Group Ltd. *	300	69,537
Erie Indemnity Co., Class A	516	119,537
Everest Re Group Ltd.	191	68,382
F&G Annuities & Life, Inc.	306	5,545
Fidelity National Financial, Inc.	4,510	157,534
First American Financial Corp.	2,024	112,656
Globe Life, Inc.	1,141	125,533
Hanover Insurance Group, Inc. (The)	696	89,436
Hartford Financial Services Group, Inc. (The)	4,796	334,233
Kemper Corp.	723	39,519
Kinsale Capital Group, Inc.	257	77,139
Lincoln National Corp.	2,031	45,637
Loews Corp.	1,471	85,347
Markel Corp. *	100	127,741
Marsh & McLennan Cos., Inc.	9,000	1,498,950
MetLife, Inc.	4,850	281,009

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Old Republic International Corp.	2,863	$71,489
Primerica, Inc.	919	158,289
Principal Financial Group, Inc.	2,619	194,644
Progressive Corp. (The)	6,873	983,251
Prudential Financial, Inc.	3,537	292,651
Reinsurance Group of America, Inc.	777	103,155
RenaissanceRe Holdings Ltd.	783	156,866
RLI Corp.	700	93,037
Selective Insurance Group, Inc.	829	79,029
Travelers Companies, Inc. (The)	5,274	904,016
Unum Group	1,700	67,252
W. R. Berkley Corp.	2,655	165,300
White Mountains Insurance Group Ltd.	33	45,457
Willis Towers Watson PLC	1,050	243,999

		11,712,143

Interactive Media & Services — 4.6%
Alphabet, Inc., Class A *	91,160	9,456,027
Alphabet, Inc., Class C *	89,820	9,341,280
Bumble, Inc., Class A *	861	16,832
Match Group, Inc. *	3,467	133,098
Meta Platforms, Inc., Class A *	40,998	8,689,116
Pinterest, Inc., Class A *	810	22,089
Snap, Inc., Class A *	3,870	43,383
Ziff Davis, Inc. *	1,013	79,065
ZoomInfo Technologies, Inc. *	878	21,695

		27,802,585

IT Services — 1.5%
Accenture PLC, Class A	12,877	3,680,375
Akamai Technologies, Inc. *	2,286	178,994
Amdocs Ltd.	2,698	259,089
Cloudflare, Inc., Class A *	1,142	70,416
Cognizant Technology Solutions Corp., Class A	8,574	522,414
DXC Technology Co. *	2,810	71,823
EPAM Systems, Inc. *	781	233,519
Gartner, Inc. *	1,713	558,044
Globant SA *	394	64,620
GoDaddy, Inc., Class A *	2,137	166,088
International Business Machines Corp.	20,148	2,641,201
MongoDB, Inc. *	284	66,206
Okta, Inc. *	1,243	107,196
Snowflake, Inc., Class A *	1,051	162,159
Squarespace, Inc. *	1,804	57,313
Twilio, Inc., Class A *	1,065	70,961
VeriSign, Inc. *	1,702	359,684

		9,270,102

Leisure Equipment & Products — 0.1%
Acushnet Holdings Corp.	993	50,583
Brunswick Corp.	1,810	148,420
Hasbro, Inc.	2,087	112,051
Mattel, Inc. *	6,862	126,330
Polaris, Inc.	1,034	114,392
Topgolf Callaway Brands Corp. *	3,115	67,346
YETI Holdings, Inc. *	1,220	48,800

		667,922

Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	3,928	543,400
Avantor, Inc. *	4,257	89,993
Bio-Rad Laboratories, Inc., Class A *	223	106,821
Bio-Techne Corp.	1,892	140,368
Bruker Corp.	2,044	161,149

	SHARES	VALUE†
Charles River Laboratories International, Inc. *	640	$129,165
Danaher Corp.	6,554	1,651,870
Illumina, Inc. *	1,577	366,731
IQVIA Holdings, Inc. *	2,790	554,903
Maravai LifeSciences Holdings, Inc., Class A *	2,496	34,969
Medpace Holdings, Inc. *	500	94,025
Mettler-Toledo International, Inc. *	519	794,179
PerkinElmer, Inc.	1,653	220,279
Repligen Corp. *	355	59,768
Syneos Health, Inc. *	927	33,020
Thermo Fisher Scientific, Inc.	5,401	3,112,974
Waters Corp. *	1,391	430,695
West Pharmaceutical Services, Inc.	1,211	419,575

		8,943,884

Machinery — 2.4%
AGCO Corp.	1,297	175,354
Albany International Corp., Class A	588	52,544
Allison Transmission Holdings, Inc.	1,376	62,250
Caterpillar, Inc.	12,202	2,792,306
Chart Industries, Inc. *@	200	25,080
Crane Holdings Co.	1,115	126,553
Cummins, Inc.	2,675	639,004
Deere & Co.	6,523	2,693,216
Donaldson Co., Inc.	2,651	173,216
Dover Corp.	2,615	397,323
Esab Corp.	564	33,316
Evoqua Water Technologies Corp. *	1,408	70,006
Federal Signal Corp.	808	43,802
Flowserve Corp.	1,775	60,350
Fortive Corp.	3,548	241,867
Franklin Electric Co., Inc.	300	28,230
Graco, Inc.	3,370	246,044
IDEX Corp.	1,004	231,954
Illinois Tool Works, Inc.	6,946	1,691,004
Ingersoll Rand, Inc.	3,972	231,091
ITT, Inc.	1,797	155,081
John Bean Technologies Corp.	200	21,858
Lincoln Electric Holdings, Inc.	1,491	252,128
Middleby Corp. (The) *	1,043	152,914
Mueller Industries, Inc.	388	28,510
Nordson Corp.	848	188,477
Oshkosh Corp.	1,700	141,406
Otis Worldwide Corp.	5,642	476,185
PACCAR, Inc.	8,490	621,468
Parker-Hannifin Corp.	2,575	865,483
Pentair PLC	1,393	76,991
RBC Bearings, Inc. *	421	97,979
Snap-On, Inc.	1,046	258,247
Stanley Black & Decker, Inc.	1,936	156,003
Terex Corp.	417	20,174
Timken Co., (The)	1,542	126,012
Toro Co. (The)	2,683	298,242
Watts Water Technologies, Inc., Class A	400	67,328
Westinghouse Air Brake Technologies Corp.	1,144	115,613
Xylem, Inc.	2,293	240,077

		14,374,686

Marine Transportation — 0.0%
Kirby Corp. *	322	22,443

Media — 0.9%
Cable One, Inc.	101	70,902
Charter Communications, Inc., Class A *	2,672	955,534

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media (Continued)
Comcast Corp., Class A	65,506	$2,483,332
DISH Network Corp., Class A *	43	401
Fox Corp. Class A	3,686	125,508
Fox Corp. Class B	661	20,696
Interpublic Group of Cos., Inc. (The)	6,061	225,712
Liberty Broadband Corp., Class A *	315	25,868
Liberty Broadband Corp., Class C *	1,371	112,011
Liberty Media Corp.-Liberty Siriusxm, Class A *	1,263	35,478
Liberty Media Corp.-Liberty Siriusxm, Class C *	1,178	32,972
New York Times Co. (The), Class A	1,641	63,802
News Corp., Class A	3,913	67,578
News Corp., Class B	1,525	26,581
Nexstar Media Group, Inc. Class A	900	155,394
Omnicom Group, Inc.	4,831	455,757
Paramount Global, Class A	616	15,917
Paramount Global, Class B	1,143	25,500
Sirius XM Holdings, Inc. @	12,754	50,633
TEGNA, Inc.	2,624	44,372
Trade Desk, Inc. (The), Class A *	4,830	294,195

		5,288,143

Metals & Mining — 0.6%
Alcoa Corp.	2,296	97,718
ATI, Inc. *	1,233	48,654
Cleveland-Cliffs, Inc. *	6,698	122,774
Commercial Metals Co.	2,430	118,827
Freeport-McMoRan, Inc.	23,281	952,426
Hecla Mining Co.	4,267	27,010
MP Materials Corp. *	923	26,019
Newmont Corp.	7,854	385,003
Nucor Corp.	5,263	812,976
Reliance Steel & Aluminum Co.	1,403	360,206
Royal Gold, Inc.	1,115	144,627
Southern Copper Corp.	1,769	134,886
Steel Dynamics, Inc.	3,175	358,966
United States Steel Corp.	2,198	57,368

		3,647,460

Multi-Utilities — 0.7%
Ameren Corp.	3,328	287,506
Avista Corp.	929	39,436
Black Hills Corp.	1,300	82,030
Centerpoint Energy, Inc.	6,700	197,382
CMS Energy Corp.	5,199	319,115
Consolidated Edison, Inc.	5,063	484,377
Dominion Energy, Inc.	13,388	748,523
DTE Energy Co.	3,247	355,677
NiSource, Inc.	5,791	161,916
NorthWestern Corp.	683	39,518
Public Service Enterprise Group, Inc.	8,415	525,517
Sempra Energy	4,736	715,894
WEC Energy Group, Inc.	4,990	473,002

		4,429,893

Oil, Gas & Consumable Fuels — 3.7%
Antero Midstream Corp.	3,600	37,764
Antero Resources Corp. *	3,300	76,197
APA Corp.	5,617	202,549

	SHARES	VALUE†
Cheniere Energy, Inc.	4,227	$666,175
Chesapeake Energy Corp.	1,889	143,640
Chevron Corp.	20,184	3,293,221
Chord Energy Corp.	466	62,724
Civitas Resources, Inc.	478	32,667
Comstock Resources, Inc. @	2,670	28,809
ConocoPhillips	20,640	2,047,694
Coterra Energy, Inc.	12,762	313,179
CVR Energy, Inc.	1,186	38,877
Denbury, Inc. *	911	79,831
Devon Energy Corp.	12,088	611,774
Diamondback Energy, Inc.	2,409	325,625
DT Midstream, Inc.	1,623	80,128
EnLink Midstream LLC *	3,400	36,856
EOG Resources, Inc.	9,574	1,097,468
EQT Corp.	3,800	121,258
Equitrans Midstream Corp.	2,500	14,450
Exxon Mobil Corp.	57,030	6,253,910
Hess Corp.	4,540	600,824
HF Sinclair Corp.	2,161	104,549
Kinder Morgan, Inc.	8,265	144,720
Kosmos Energy Ltd. *	5,250	39,060
Magnolia Oil & Gas Corp., Class A	1,900	41,572
Marathon Oil Corp.	8,798	210,800
Marathon Petroleum Corp.	7,521	1,014,056
Matador Resources Co.	1,362	64,899
Murphy Oil Corp.	1,330	49,183
New Fortress Energy, Inc. @	1,001	29,459
Occidental Petroleum Corp.	18,731	1,169,376
ONEOK, Inc.	6,698	425,591
Ovintiv, Inc.	3,582	129,239
PBF Energy, Inc., Class A	1,038	45,008
PDC Energy, Inc.	985	63,217
Peabody Energy Corp. *	1,941	49,690
Phillips 66	3,291	333,642
Pioneer Natural Resources Co.	3,510	716,882
Range Resources Corp.	3,129	82,825
SM Energy Co.	1,784	50,237
Southwestern Energy Co. *	16,772	83,860
Targa Resources Corp.	1,997	145,681
Texas Pacific Land Corp.	58	98,659
Valero Energy Corp.	6,425	896,930
Vitesse Energy, Inc.	190	3,616
Williams Cos., Inc. (The)	13,491	402,841

		22,561,212

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	1,880	101,915

Passenger Airlines — 0.1%
Alaska Air Group, Inc. *	2,503	105,026
American Airlines Group, Inc. *	10,481	154,595
Delta Air Lines, Inc. *	4,487	156,686
Southwest Airlines Co.	5,800	188,732
United Airlines Holdings, Inc. *	2,884	127,617

		732,656

Personal Products — 0.2%
BellRing Brands, Inc. *	2,728	92,752
Coty, Inc., Class A *	2,516	30,343
elf Beauty, Inc. *	574	47,269

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Personal Products (Continued)
Estee Lauder Companies, Inc. (The), Class A	4,869	$1,200,014

		1,370,378

Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	35,866	2,485,873
Catalent, Inc. *	2,337	153,564
Elanco Animal Health, Inc. *	4,517	42,460
Eli Lilly & Co.	19,445	6,677,802
Jazz Pharmaceuticals PLC *	1,092	159,792
Johnson & Johnson	48,267	7,481,385
Merck & Co., Inc.	47,673	5,071,931
Organon & Co.	4,671	109,862
Perrigo Co. PLC	1,790	64,207
Pfizer, Inc.	79,600	3,247,680
Prestige Consumer Healthcare, Inc. *	400	25,052
Royalty Pharma PLC, Class A	2,744	98,866
Viatris, Inc.	10,369	99,750
Zoetis, Inc.	11,289	1,878,941

		27,597,165

Professional Services — 1.1%
Alight, Inc., Class A *	4,692	43,213
ASGN, Inc. *	677	55,968
Automatic Data Processing, Inc.	9,817	2,185,559
Booz Allen Hamilton Holding Corp.	3,549	328,957
Broadridge Financial Solutions, Inc.	2,485	364,226
CACI International, Inc., Class A *	539	159,695
Clarivate PLC *@	1,732	16,263
Concentrix Corp.	1,048	127,384
CoStar Group, Inc. *	2,890	198,977
Dun & Bradstreet Holdings, Inc.	2,459	28,869
Equifax, Inc.	1,711	347,059
ExlService Holdings, Inc. *	264	42,723
Exponent, Inc.	799	79,652
FTI Consulting, Inc. *	662	130,646
Genpact Ltd.	2,839	131,219
Insperity, Inc.	451	54,819
Jacobs Solutions, Inc.	195	22,914
KBR, Inc.	2,987	164,434
Leidos Holdings, Inc.	2,174	200,138
Manpowergroup, Inc.	1,325	109,352
Maximus, Inc.	1,464	115,217
Paychex, Inc.	5,938	680,435
Robert Half International, Inc.	2,642	212,866
Science Applications International Corp.	1,293	138,946
SS&C Technologies Holdings, Inc.	3,246	183,302
TransUnion	2,647	164,485
TriNet Group, Inc. *	865	69,728
Verisk Analytics, Inc.	3,116	597,836

		6,954,882

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	5,492	399,872
Howard Hughes Corp. (The) *	424	33,920
Jones Lang LaSalle, Inc. *	1,100	160,039
Zillow Group, Inc., Class A *	436	19,053
Zillow Group, Inc., Class C *	1,159	51,541

		664,425

Semiconductors & Semiconductor Equipment — 6.2%
Advanced Micro Devices, Inc. *	15,994	1,567,572
Allegro MicroSystems, Inc. *	1,167	56,004
Amkor Technology, Inc.	2,141	55,709
Analog Devices, Inc.	4,750	936,795

	SHARES	VALUE†
Applied Materials, Inc.	19,974	$2,453,406
Axcelis Technologies, Inc. *	381	50,768
Broadcom, Inc.	8,068	5,175,945
Cirrus Logic, Inc. *	1,237	135,303
Diodes, Inc. *	541	50,183
Enphase Energy, Inc. *	1,883	395,957
Entegris, Inc.	2,634	216,014
First Solar, Inc. *	1,023	222,503
Intel Corp.	46,277	1,511,870
KLA Corp.	3,591	1,433,420
Lam Research Corp.	3,492	1,851,179
Lattice Semiconductor Corp. *	1,742	166,361
MACOM Technology Solutions Holdings, Inc. *	878	62,198
Marvell Technology, Inc.	6,428	278,332
Microchip Technology, Inc.	8,612	721,513
Micron Technology, Inc.	15,518	936,356
MKS Instruments, Inc.	1,054	93,406
Monolithic Power Systems, Inc.	581	290,814
NVIDIA Corp.	33,925	9,423,347
NXP Semiconductors NV	2,249	419,382
ON Semiconductor Corp. *	8,229	677,411
Onto Innovation, Inc. *	307	26,979
Power Integrations, Inc.	846	71,606
Qorvo, Inc. *	1,637	166,270
QUALCOMM, Inc.	25,043	3,194,986
Silicon Laboratories, Inc. *	600	105,054
Skyworks Solutions, Inc.	3,226	380,604
SolarEdge Technologies, Inc. *	455	138,297
Synaptics, Inc. *	445	49,462
Teradyne, Inc.	3,943	423,912
Texas Instruments, Inc.	21,009	3,907,884
Universal Display Corp.	786	121,932
Wolfspeed, Inc. *@	857	55,662

		37,824,396

Software — 8.2%
Adobe, Inc. *	9,085	3,501,086
Alarm.com Holdings, Inc. *	692	34,794
ANSYS, Inc. *	813	270,566
Aspen Technology, Inc. *	923	211,247
Atlassian Corp. Ltd. Class A *	1,245	213,107
Autodesk, Inc. *	2,329	484,805
Bentley Systems, Inc., Class B	2,343	100,726
Bill.com Holdings, Inc. *	791	64,182
Black Knight, Inc. *	2,102	120,991
Blackbaud, Inc. *	638	44,213
Box, Inc., Class A *	2,773	74,289
Cadence Design Systems, Inc. *	5,024	1,055,492
Ceridian HCM Holding, Inc. *	995	72,854
Crowdstrike Holdings, Inc., Class A *	825	113,239
Datadog, Inc., Class A *	1,407	102,233
DocuSign, Inc. *	1,359	79,230
Dolby Laboratories, Inc., Class A	938	80,124
DoubleVerify Holdings, Inc. *	540	16,281
Dropbox, Inc., Class A *	5,131	110,932
Dynatrace, Inc. *	1,205	50,971
Envestnet, Inc. *	580	34,029
Fair Isaac Corp. *	488	342,913
Fortinet, Inc. *	13,129	872,553
Gen Digital, Inc.	5,861	100,575
Guidewire Software, Inc. *	488	40,040
HubSpot, Inc. *	406	174,072
Intuit, Inc.	3,267	1,456,527
Manhattan Associates, Inc. *	2,113	327,198

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software (Continued)
Microsoft Corp.	110,829	$31,952,001
NCR Corp. *	1,779	41,967
Oracle Corp.	26,244	2,438,592
Palantir Technologies, Inc., Class A *	13,943	117,818
Palo Alto Networks, Inc. *	2,385	476,380
Paycom Software, Inc. *	888	269,961
Paylocity Holding Corp. *	668	132,785
Procore Technologies, Inc. *	362	22,672
PTC, Inc. *	1,031	132,205
Qualys, Inc. *	503	65,400
Roper Technologies, Inc.	1,156	509,438
Salesforce, Inc. *	7,199	1,438,216
SentinelOne, Inc., Class A *	2,184	35,730
ServiceNow, Inc. *	1,610	748,199
Splunk, Inc. *	1,045	100,195
SPS Commerce, Inc. *	393	59,854
Synopsys, Inc. *	1,737	670,916
Teradata Corp. *	1,256	50,592
Tyler Technologies, Inc. *	424	150,367
VMware, Inc., Class A *	2,695	336,471
Workday, Inc., Class A *	981	202,616
Zoom Video Communications, Inc., Class A *	832	61,435
Zscaler, Inc. *	705	82,365

		50,245,444

Specialty Retail — 2.7%
Academy Sports & Outdoors, Inc.	1,110	72,428
Advance Auto Parts, Inc.	1,238	150,553
AutoNation, Inc. *	961	129,120
AutoZone, Inc. *	433	1,064,379
Bath & Body Works, Inc.	2,883	105,460
Best Buy Co., Inc.	6,478	507,033
Burlington Stores, Inc. *	571	115,399
Carmax, Inc. *	2,905	186,733
Chewy, Inc., Class A *@	1,146	42,838
Dick’s Sporting Goods, Inc.	1,695	240,504
Five Below, Inc. *	1,000	205,970
Floor & Decor Holdings, Inc., Class A *@	701	68,852
Foot Locker, Inc.	1,017	40,365
GameStop Corp., Class A *@	1,519	34,967
Group 1 Automotive, Inc.	214	48,454
Home Depot, Inc. (The)	16,895	4,986,052
Lithia Motors, Inc.	199	45,557
Lowe’s Cos., Inc.	11,397	2,279,058
Murphy USA, Inc.	810	209,021
National Vision Holdings, Inc. *	963	18,143
O’Reilly Automotive, Inc. *	1,311	1,113,013
Penske Automotive Group, Inc.	658	93,311
RH *	330	80,372
Ross Stores, Inc.	6,470	686,661
Signet Jewelers Ltd.	531	41,301
TJX Cos., Inc. (The)	27,206	2,131,862
Tractor Supply Co.	2,732	642,129
Ulta Beauty, Inc. *	984	536,939
Victoria’s Secret & Co. *	1,067	36,438
Williams-Sonoma, Inc.	2,400	291,984

		16,204,896

	SHARES	VALUE†
Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd. *	1,085	$50,995
Carter’s, Inc.	388	27,905
Columbia Sportswear Co.	858	77,426
Crocs, Inc. *	1,415	178,913
Deckers Outdoor Corp. *	473	212,637
Levi Strauss & Co., Class A	2,933	53,469
Lululemon Athletica, Inc. *	2,254	820,884
NIKE, Inc., Class B	23,472	2,878,606
PVH Corp.	760	67,762
Ralph Lauren Corp.	1,100	128,337
Skechers U.S.A., Inc., Class A *	1,800	85,536
Tapestry, Inc.	5,352	230,725
Under Armour, Inc., Class A *	2,760	26,192
Under Armour, Inc., Class C *	2,884	24,600
VF Corp.	5,509	126,211

		4,990,198

Tobacco — 0.5%
Altria Group, Inc.	27,551	1,229,326
Philip Morris International, Inc.	21,397	2,080,858

		3,310,184

Trading Companies & Distributors — 0.5%
Air Lease Corp.	1,296	51,023
Applied Industrial Technologies, Inc.	374	53,157
Beacon Roofing Supply, Inc. *	1,400	82,390
Core & Main, Inc., Class A *	1,729	39,940
Fastenal Co.	12,697	684,876
GATX Corp.	410	45,108
Herc Holdings, Inc.	387	44,079
MSC Industrial Direct Co., Inc., Class A	1,100	92,400
SiteOne Landscape Supply, Inc. *	654	89,513
Triton International Ltd.	400	25,288
United Rentals, Inc.	2,064	816,849
Univar Solutions, Inc. *	2,156	75,525
Watsco, Inc. @	474	150,808
WESCO International, Inc.	596	92,106
WW Grainger, Inc.	1,097	755,624

		3,098,686

Water Utilities — 0.1%
American States Water Co.	626	55,645
American Water Works Co., Inc.	3,475	509,053
California Water Service Group	380	22,116
Essential Utilities, Inc.	3,662	159,846

		746,660

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. *	8,733	1,264,888

TOTAL COMMON STOCKS (Identified Cost $136,982,055)		587,149,059

MUTUAL FUNDS — 3.7%
Others — 3.7%
DFA U.S. Micro Cap Portfolio	973,157	22,830,269

TOTAL MUTUAL FUNDS (Identified Cost $11,122,293)		22,830,269

SHORT-TERM INVESTMENTS — 0.2%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 4.450%	1,213,971	1,213,971

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS (Continued)
Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 4.770%	$251,148	$251,148

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,465,119)		1,465,119

Total Investments — 100.0% (Identified Cost $149,569,467)		611,444,447
Liabilities, Less Cash and Other Assets — 0.0%		(201,137)

Net Assets — 100.0%		$611,243,310

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of March 31, 2023, the fair value of the securities on loan was $1,201,755.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

The accompanying notes are an integral part of these portfolio of investments.

Portfolio Sectors as of March 31, 2023

(As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Information Technology	29.5%
Health Care	13.4%
Financials	12.0%
Consumer Discretionary	11.1%
Industrials	10.1%
Communication Services	7.5%
Consumer Staples	7.0%
Energy	3.9%
Utilities	2.8%
Materials	2.7%

100.0%

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited)

		FACE AMOUNT	VALUE†
BONDS AND NOTES — 99.4%
Australia — 5.8%
Australia & New Zealand Banking Group Ltd., 4.050%, 5/12/25	AUD	1,000,000	$667,273
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.920%), 4.285%, 11/04/25 ‡	AUD	1,500,000	1,007,792
Commonwealth Bank of Australia, 1.125%, 6/15/26 ±	USD	3,583,000	3,208,316
Commonwealth Bank of Australia, 4.200%, 8/18/25	AUD	1,700,000	1,137,993
Commonwealth Bank of Australia, (3-mo. Swap + 0.900%), 4.214%, 1/13/26 ‡	AUD	1,000,000	671,177
Commonwealth Bank of Australia, (3-mo. Swap + 0.800%), 4.275%, 8/18/25 ‡	AUD	1,500,000	1,005,134
Commonwealth Bank of Australia, (3-mo. Swap + 1.150%), 4.464%, 1/13/28 ‡	AUD	1,000,000	673,814
National Australia Bank Ltd., 0.250%, 5/20/24	EUR	2,076,000	2,167,180
National Australia Bank Ltd., 2.900%, 2/25/27	AUD	1,000,000	633,622
National Australia Bank Ltd., 3.900%, 5/30/25	AUD	2,400,000	1,596,065
National Australia Bank Ltd., (3-mo. Swap + 0.920%), 4.470%, 11/25/25 ‡	AUD	1,000,000	671,972
New South Wales Treasury Corp., 4.000%, 5/20/26	AUD	3,900,000	2,654,816
Queensland Treasury Corp., 3.250%, 7/21/26 ±	AUD	4,600,000	3,062,595
South Australian Government Financing Authority, 3.000%, 7/20/26	AUD	1,300,000	858,676
Treasury Corp. of Victoria, 0.500%, 11/20/25	AUD	1,700,000	1,054,354
Westpac Banking Corp., 0.750%, 10/17/23	EUR	1,200,000	1,281,684
Westpac Banking Corp., 1.019%, 11/18/24	USD	2,000,000	1,880,508
Westpac Banking Corp., 1.150%, 6/03/26	USD	6,273,000	5,635,923
Westpac Banking Corp., 2.700%, 3/17/25	AUD	1,400,000	910,683
Westpac Banking Corp., 2.850%, 5/13/26	USD	170,000	161,041
Westpac Banking Corp., 3.300%, 2/26/24	USD	3,535,000	3,472,414
Westpac Banking Corp., (3-mo. Swap + 0.700%), 3.961%, 1/25/27 ‡	AUD	1,000,000	663,847
Westpac Banking Corp., 4.125%, 6/04/26	AUD	2,300,000	1,531,023
Westpac Banking Corp., (3-mo. Swap + 0.800%), 4.300%, 8/11/25 ‡	AUD	2,000,000	1,340,495
Westpac Banking Corp., (3-mo. Swap + 0.690%), 4.376%, 3/17/25 ‡	AUD	2,000,000	1,339,039

		FACE AMOUNT	VALUE†
Westpac Banking Corp., (3-mo. Swap + 0.950%), 4.424%, 11/16/23 ‡	AUD	100,000	$67,051
Westpac Banking Corp., (3-mo. Swap + 0.950%), 4.450%, 11/11/25 ‡	AUD	900,000	605,020

			39,959,507

Austria — 2.2%
Austria Treasury Bill, 0.000%, 4/27/23 #	EUR	3,500,000	3,788,581
Oesterreichische Kontrollbank AG, 1.250%, 12/15/23	GBP	1,400,000	1,686,094
Oesterreichische Kontrollbank AG, 0.000%, 4/06/23 #	EUR	4,500,000	4,879,576
Republic of Austria Government Bond, 1.650%, 10/21/24 ±	EUR	3,200,000	3,409,109
Republic of Austria Government Bond, 1.750%, 10/20/23 ±	EUR	1,200,000	1,293,476

			15,056,836

Belgium — 1.2%
Euroclear Bank SA, 0.125%, 7/07/25	EUR	150,000	151,475
Euroclear Bank SA, 0.500%, 7/10/23	EUR	1,250,000	1,346,012
Kingdom of Belgium Government Bond, 0.200%, 10/22/23 ±	EUR	2,900,000	3,098,632
Kingdom of Belgium Government Bond, 0.500%, 10/22/24 ±	EUR	600,000	628,349
Kingdom of Belgium Government Bond, 2.600%, 6/22/24 ±	EUR	2,900,000	3,134,567

			8,359,035

Canada — 12.5%
Bank of Montreal, 2.890%, 6/20/23	CAD	7,500,000	5,525,566
CPPIB Capital, Inc., 0.375%, 7/25/23	GBP	1,300,000	1,582,740
CPPIB Capital, Inc., 0.375%, 6/20/24	EUR	6,450,000	6,743,238
CPPIB Capital, Inc., 0.875%, 12/17/24	GBP	1,100,000	1,274,206
CPPIB Capital, Inc., 3.125%, 9/25/23 ±	USD	400,000	396,361
Export Development Canada, 0.000%, 1/27/25 #	EUR	700,000	715,779
Export Development Canada, 1.375%, 12/08/23	GBP	1,366,000	1,647,952
Export Development Canada, 2.625%, 2/21/24	USD	55,000	53,926
OMERS Finance Trust, 0.450%, 5/13/25	EUR	2,450,000	2,494,351
OMERS Finance Trust, 2.500%, 5/02/24	USD	810,000	790,815
Ontario Teachers’ Finance Trust, 0.500%, 5/06/25	EUR	1,350,000	1,375,542
Province of Alberta Canada, 0.500%, 4/16/25	EUR	1,900,000	1,948,598
Province of Alberta Canada, 0.625%, 4/18/25	EUR	2,300,000	2,363,586
Province of Alberta Canada, 2.950%, 1/23/24	USD	1,980,000	1,949,982

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Canada (Continued)
Province of Alberta Canada, 3.350%, 11/01/23	USD	3,649,000	$3,615,981
Province of Manitoba Canada, 2.600%, 4/16/24	USD	4,300,000	4,209,218
Province of Manitoba Canada, 3.050%, 5/14/24	USD	670,000	658,250
Province of Ontario Canada, 0.375%, 6/14/24	EUR	2,000,000	2,090,610
Province of Ontario Canada, 0.500%, 12/15/23	GBP	650,000	778,475
Province of Ontario Canada, 0.875%, 1/21/25	EUR	200,000	207,444
Province of Ontario Canada, 3.050%, 1/29/24	USD	6,320,000	6,231,519
Province of Ontario Canada, 3.100%, 8/26/25	AUD	2,000,000	1,311,636
Province of Ontario Canada, 3.200%, 5/16/24	USD	3,900,000	3,836,082
Province of Ontario Canada, 3.400%, 10/17/23	USD	4,528,000	4,491,275
Province of Quebec Canada, 0.875%, 1/15/25	EUR	2,400,000	2,490,604
Province of Quebec Canada, 2.250%, 7/17/23	EUR	2,000,000	2,163,553
Province of Quebec Canada, 2.500%, 4/09/24	USD	8,336,000	8,154,220
Province of Quebec Canada, 3.700%, 5/20/26	AUD	4,500,000	2,987,313
Province of Quebec Canada, 0.750%, 12/13/24	GBP	600,000	694,422
PSP Capital, Inc., 0.500%, 9/15/24	USD	1,219,000	1,150,111
Royal Bank of Canada, 4.200%, 6/22/26	AUD	500,000	333,976
Toronto-Dominion Bank (The), 0.750%, 1/06/26	USD	1,163,000	1,035,090
Toronto-Dominion Bank (The), 1.200%, 6/03/26	USD	757,000	674,336
Toronto-Dominion Bank (The), 1.909%, 7/18/23	CAD	5,900,000	4,328,330
Toronto-Dominion Bank (The), 0.625%, 7/20/23	EUR	400,000	430,598
Toronto-Dominion Bank (The), 3.005%, 5/30/23	CAD	7,500,000	5,533,280

			86,268,965

Denmark — 4.5%
Denmark Government Bond, 0.000%, 11/15/24 #	DKK	154,000,000	21,414,863
Kommunekredit, 0.125%, 8/28/23	EUR	1,400,000	1,500,085
Kommunekredit, 0.250%, 5/15/23	EUR	1,512,000	1,634,953
Kommunekredit, 0.250%, 2/16/24	EUR	2,000,000	2,111,957

		FACE AMOUNT	VALUE†
Kommunekredit, 0.375%, 11/15/24	GBP	250,000	$288,283
Kommunekredit, 1.000%, 12/15/23	USD	2,600,000	2,530,693
Kommunekredit, 2.000%, 6/25/24	GBP	1,300,000	1,552,878

			31,033,712

Finland — 2.7%
Finland Government Bond, 0.000%, 9/15/24 ±#	EUR	7,400,000	7,701,422
Finland Government Bond, 2.000%, 4/15/24 ±	EUR	800,000	859,239
Finland Treasury Bill, 0.000%, 8/14/23 #	EUR	2,800,000	3,003,670
Kuntarahoitus Oyj, 0.875%, 12/16/24 @	GBP	2,900,000	3,362,244
Kuntarahoitus Oyj, 0.000%, 11/15/24 #	EUR	500,000	514,757
Kuntarahoitus Oyj, 0.125%, 3/07/24	EUR	2,250,000	2,371,887
OP Corporate Bank plc, 1.000%, 5/22/25	EUR	1,000,000	1,025,942

			18,839,161

France — 7.9%
Agence Francaise de Developpement EPIC, 0.000%, 3/25/25 #	EUR	2,800,000	2,855,415
Agence Francaise de Developpement EPIC, 3.125%, 1/04/24	EUR	5,000,000	5,411,150
BNP Paribas SA, 2.875%, 9/26/23	EUR	175,000	189,516
Bpifrance SACA, 0.500%, 5/25/25	EUR	1,000,000	1,025,253
Caisse d’Amortissement de la Dette Sociale, 0.125%, 10/25/23	EUR	1,300,000	1,385,746
Caisse d’Amortissement de la Dette Sociale, 0.375%, 5/27/24	USD	2,500,000	2,379,293
Caisse d’Amortissement de la Dette Sociale, 1.375%, 11/25/24	EUR	800,000	842,873
Caisse d’Amortissement de la Dette Sociale, 2.375%, 1/25/24	EUR	5,500,000	5,924,994
Caisse d’Amortissement de la Dette Sociale, 3.375%, 3/20/24	USD	371,000	366,022
Dexia Credit Local SA, 0.000%, 5/29/24 #	EUR	1,200,000	1,251,289
Dexia Credit Local SA, 0.500%, 7/22/23	GBP	1,200,000	1,461,189
Dexia Credit Local SA, 0.500%, 7/16/24	USD	6,800,000	6,454,179
Dexia Credit Local SA, 0.500%, 1/17/25	EUR	500,000	515,584
Dexia Credit Local SA, 1.250%, 11/26/24	EUR	3,500,000	3,668,581
Dexia Credit Local SA, 1.625%, 12/08/23	GBP	600,000	724,277

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
France (Continued)
French Republic Government Bond OAT, 0.000%, 3/25/24 #	EUR	2,000,000	$2,106,064
French Republic Government Bond OAT, 0.000%, 2/25/25 #	EUR	4,100,000	4,218,029
French Republic Government Bond OAT, 2.250%, 5/25/24	EUR	1,000,000	1,075,265
Region of Ile de France, 2.250%, 6/10/23	EUR	700,000	757,878
Sanofi, 0.875%, 4/06/25	EUR	300,000	311,072
SFIL SA, 0.000%, 5/24/24 #	EUR	500,000	521,492
SFIL SA, 0.125%, 10/18/24	EUR	1,900,000	1,964,419
SNCF Reseau, 4.500%, 1/30/24	EUR	200,000	218,848
Societe Nationale SNCF SA, 4.125%, 2/19/25	EUR	1,500,000	1,651,525
Societe Nationale SNCF SA, 4.625%, 2/02/24	EUR	1,350,000	1,477,915
Societe Nationale SNCF SA, 4.875%, 6/12/23	EUR	3,150,000	3,426,492
UNEDIC ASSEO, 0.125%, 11/25/24	EUR	800,000	824,419
UNEDIC ASSEO, 0.625%, 2/17/25	EUR	300,000	310,648
UNEDIC ASSEO, 2.375%, 5/25/24	EUR	1,100,000	1,179,342

			54,498,769

Germany — 7.0%
Erste Abwicklungsanstalt, 0.010%, 11/03/23	EUR	1,000,000	1,064,336
Erste Abwicklungsanstalt, 0.250%, 3/01/24	USD	9,000,000	8,636,149
FMS Wertmanagement, 0.375%, 5/06/24	USD	2,000,000	1,908,756
FMS Wertmanagement, 1.375%, 3/07/25	GBP	300,000	349,476
Free State of Bavaria, 0.010%, 1/17/25	EUR	150,000	153,794
Kreditanstalt fuer Wiederaufbau, 0.000%, 11/15/24 #	EUR	300,000	310,241
Kreditanstalt fuer Wiederaufbau, 0.000%, 2/18/25 #	EUR	4,150,000	4,259,324
Kreditanstalt fuer Wiederaufbau, 0.010%, 3/31/25	EUR	412,000	421,266
Kreditanstalt fuer Wiederaufbau, 0.125%, 10/04/24	EUR	1,000,000	1,039,175
Kreditanstalt fuer Wiederaufbau, 0.250%, 3/08/24	USD	4,733,000	4,542,914
Kreditanstalt fuer Wiederaufbau, 0.375%, 4/23/25	EUR	638,000	656,611
Kreditanstalt fuer Wiederaufbau, 0.875%, 7/18/24	GBP	400,000	470,623
Kreditanstalt fuer Wiederaufbau, 1.250%, 12/29/23	GBP	833,000	1,002,563
Kreditanstalt fuer Wiederaufbau, 1.625%, 5/10/24	USD	1,000,000	967,204
Kreditanstalt fuer Wiederaufbau, 3.200%, 9/11/26	AUD	500,000	329,750
Land Berlin, 0.010%, 11/21/23	EUR	82,000	87,157
Landeskreditbank Baden-Wuerttemberg Foerderbank, 0.375%, 12/09/24	GBP	2,408,000	2,769,333

		FACE AMOUNT	VALUE†
Landeskreditbank Baden-Wuerttemberg Foerderbank, 1.375%, 12/15/23	GBP	1,100,000	$1,325,741
Landeskreditbank Baden-Wuerttemberg Foerderbank, 2.000%, 7/23/24	USD	7,562,000	7,310,677
Landwirtschaftliche Rentenbank, 3.125%, 11/14/23	USD	1,000,000	990,167
Landwirtschaftliche Rentenbank, 4.250%, 1/09/25	AUD	3,780,000	2,553,498
Landwirtschaftliche Rentenbank, 4.750%, 5/06/26	AUD	1,100,000	759,020
Landwirtschaftliche Rentenbank, 5.375%, 4/23/24	NZD	1,000,000	624,601
NRW Bank, 0.375%, 12/16/24	GBP	1,600,000	1,839,674
NRW Bank, 1.050%, 3/31/26	AUD	2,350,000	1,442,334
NRW Bank, 1.375%, 12/15/23	GBP	600,000	723,368
State of North Rhine-Westphalia Germany, 0.625%, 12/16/24	GBP	1,300,000	1,499,424

			48,037,176

Ireland — 0.2%
Abbott Ireland Financing DAC, 0.875%, 9/27/23	EUR	1,480,000	1,586,420

Luxembourg — 1.7%
European Financial Stability Facility, 0.000%, 4/19/24 #	EUR	9,990,000	10,488,832
European Financial Stability Facility, 0.000%, 10/15/25 #	EUR	1,000,000	1,005,785
European Financial Stability Facility, 0.500%, 7/11/25	EUR	240,000	245,830

			11,740,447

Netherlands — 7.1%
BNG Bank NV, 0.050%, 7/11/23	EUR	1,100,000	1,183,403
BNG Bank NV, 0.250%, 6/07/24	EUR	1,900,000	1,989,262
BNG Bank NV, 0.500%, 4/16/25	EUR	1,600,000	1,645,044
BNG Bank NV, 2.000%, 4/12/24	GBP	2,400,000	2,879,298
BNG Bank NV, 3.250%, 7/15/25	AUD	2,400,000	1,583,987
BNG Bank NV, 3.875%, 5/26/23	EUR	5,300,000	5,755,678
Nederlandse Waterschapsbank NV, 2.000%, 12/16/24	GBP	1,950,000	2,301,285
Nederlandse Waterschapsbank NV, 0.125%, 9/25/23	EUR	130,000	138,970
Nederlandse Waterschapsbank NV, 1.125%, 3/15/24	USD	2,150,000	2,076,719
Nederlandse Waterschapsbank NV, 3.000%, 11/16/23	EUR	1,000,000	1,082,503
Netherlands Government Bond, 0.000%, 1/15/24 ±#	EUR	3,050,000	3,236,292
Netherlands Government Bond, 2.000%, 7/15/24 ±	EUR	16,300,000	17,506,734
Novo Nordisk Finance Netherlands BV, 0.750%, 3/31/25 @	EUR	200,000	206,031
Roche Finance Europe BV, 0.875%, 2/25/25	EUR	1,000,000	1,048,172
Shell International Finance BV, 0.750%, 5/12/24	EUR	4,900,000	5,176,543
Shell International Finance BV, 1.125%, 4/07/24	EUR	1,130,000	1,197,794

			49,007,715

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
New Zealand — 0.9%
New Zealand Government Bond, 0.500%, 5/15/24	NZD	3,500,000	$2,084,527
New Zealand Local Government Funding Agency Bond, 2.250%, 4/15/24	NZD	6,800,000	4,120,481
New Zealand Local Government Funding Agency Bond, 2.750%, 4/15/25	NZD	500,000	298,410

			6,503,418

Norway — 3.4%
DNB Bank ASA, 0.050%, 11/14/23	EUR	1,375,000	1,460,784
DNB Bank ASA, 0.600%, 9/25/23	EUR	2,000,000	2,142,156
Kommunalbanken AS, 0.250%, 12/08/23	USD	5,100,000	4,941,686
Kommunalbanken AS, 1.000%, 12/12/24	GBP	750,000	871,311
Kommunalbanken AS, 0.600%, 6/01/26	AUD	2,000,000	1,208,797
Kommunalbanken AS, 1.500%, 12/15/23	GBP	400,000	482,398
Kommunalbanken AS, 2.000%, 6/19/24	USD	2,700,000	2,615,791
Kommunalbanken AS, 2.750%, 2/05/24	USD	600,000	589,400
Kommunalbanken AS, 4.250%, 7/16/25	AUD	1,490,000	1,005,607
Norway Government Bond, 1.750%, 3/13/25 ±	NOK	19,800,000	1,842,645
Norway Government Bond, 3.000%, 3/14/24 ±	NOK	68,000,000	6,473,520

			23,634,095

Supranational — 20.7%
African Development Bank, 0.243%, 4/14/23	SEK	59,000,000	5,679,695
African Development Bank, 0.250%, 1/24/24	EUR	800,000	846,185
African Development Bank, 4.500%, 6/02/26	AUD	1,500,000	1,024,256
Asian Development Bank, 0.375%, 6/11/24	USD	800,000	762,074
Asian Development Bank, 0.500%, 5/05/26	AUD	5,000,000	3,038,082
Asian Development Bank, 1.375%, 12/15/23	GBP	6,990,000	8,426,680
Asian Development Bank, 1.625%, 3/15/24	USD	7,126,000	6,927,791
Asian Development Bank, 2.500%, 12/19/24	GBP	750,000	893,980
Asian Infrastructure Investment Bank (The), 0.250%, 9/29/23	USD	3,299,000	3,228,977
Asian Infrastructure Investment Bank (The), 1.000%, 5/06/26	AUD	2,400,000	1,455,501
Asian Infrastructure Investment Bank (The), 2.250%, 5/16/24	USD	844,000	822,412

		FACE AMOUNT	VALUE†
Council of Europe Development Bank, 0.125%, 5/25/23	EUR	219,000	$236,557
Council of Europe Development Bank, 0.375%, 3/27/25	EUR	787,000	806,584
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial, 0.250%, 4/25/23	EUR	1,000,000	1,082,768
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial, 0.250%, 2/09/24	EUR	191,000	201,683
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial, 0.375%, 11/16/23	USD	1,000,000	972,267
European Financial Stability Facility, 0.125%, 10/17/23	EUR	756,000	807,325
European Financial Stability Facility, 0.400%, 2/17/25	EUR	400,000	412,878
European Financial Stability Facility, 1.750%, 6/27/24	EUR	598,000	637,543
European Financial Stability Facility, 2.125%, 2/19/24	EUR	6,550,000	7,042,029
European Investment Bank, 0.000%, 10/16/23 #	EUR	3,800,000	4,056,192
European Investment Bank, 0.000%, 3/25/25 #	EUR	140,000	142,971
European Investment Bank, 0.050%, 12/15/23	EUR	500,000	530,993
European Investment Bank, 0.500%, 11/15/23 @	EUR	210,000	224,271
European Investment Bank, 0.750%, 11/15/24	GBP	1,100,000	1,280,256
European Investment Bank, 0.875%, 12/15/23	GBP	2,590,000	3,113,310
European Investment Bank, 0.875%, 9/13/24 @	EUR	450,000	472,515
European Investment Bank, 1.250%, 5/12/25	SEK	5,000,000	460,825
European Investment Bank, 1.375%, 3/07/25	GBP	2,397,000	2,797,020
European Investment Bank, 2.625%, 3/15/24	USD	3,800,000	3,730,775
European Investment Bank, 2.900%, 10/17/25	AUD	1,200,000	788,403
European Investment Bank, 3.250%, 1/29/24	USD	1,623,000	1,604,729
European Investment Bank, 4.750%, 8/07/24	AUD	700,000	474,730
European Stability Mechanism, 0.000%, 12/16/24 #	EUR	1,600,000	1,647,460
European Stability Mechanism, 0.000%, 3/14/25 #	EUR	1,566,000	1,601,193
European Stability Mechanism, 0.100%, 7/31/23	EUR	900,000	967,103

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Supranational (Continued)
European Stability Mechanism, 0.125%, 4/22/24	EUR	11,772,620	$12,368,871
European Union, 0.500%, 4/04/25	EUR	1,000,000	1,031,212
European Union, 0.800%, 7/04/25	EUR	14,620,000	15,102,099
European Union, 1.875%, 4/04/24	EUR	500,000	535,517
European Union Bill, 0.000%, 4/07/23 #	EUR	2,500,000	2,710,639
Inter-American Development Bank, 1.250%, 12/15/23	GBP	8,180,000	9,853,808
Inter-American Development Bank, 1.375%, 12/15/24	GBP	1,350,000	1,580,456
Inter-American Development Bank, 2.750%, 10/30/25	AUD	300,000	196,056
Inter-American Development Bank, 3.000%, 2/21/24	USD	963,000	947,877
Inter-American Development Bank, 4.250%, 6/11/26	AUD	5,000,000	3,400,153
Inter-American Development Bank, 4.750%, 8/27/24	AUD	5,500,000	3,729,196
International Bank for Reconstruction & Development, 0.500%, 5/18/26	AUD	2,800,000	1,699,710
International Bank for Reconstruction & Development, 2.500%, 8/03/23	CAD	800,000	587,963
International Bank for Reconstruction & Development, 2.500%, 3/19/24	USD	12,500,000	12,253,566
International Development Association, 0.750%, 12/12/24	GBP	637,000	738,272
International Finance Corp., 3.200%, 7/22/26	AUD	4,000,000	2,636,606
International Finance Corp., 4.000%, 4/03/25	AUD	4,900,000	3,297,606
Nordic Investment Bank, 1.500%, 3/13/25	NOK	6,000,000	552,091

			142,419,711

Sweden — 8.1%
Kommuninvest I Sverige AB, 3.250%, 1/16/24	USD	3,343,000	3,299,559
Kommuninvest I Sverige AB, 0.375%, 2/16/24	USD	1,500,000	1,443,497
Kommuninvest I Sverige AB, 1.000%, 11/13/23	SEK	24,000,000	2,277,533
Kommuninvest I Sverige AB, 1.000%, 10/02/24	SEK	40,670,000	3,770,563
Kommuninvest I Sverige AB, 1.000%, 5/12/25	SEK	19,000,000	1,737,958
Kommuninvest I Sverige AB, 1.375%, 5/08/24 ±	USD	750,000	723,540
Kommuninvest I Sverige AB, 1.375%, 5/08/24	USD	4,200,000	4,051,822
Kommuninvest I Sverige AB, 2.875%, 7/03/24 ±	USD	2,971,000	2,907,817
Skandinaviska Enskilda Banken AB, 1.200%, 9/09/26 ±	USD	3,993,000	3,507,379
Skandinaviska Enskilda Banken AB, 1.400%, 11/19/25 ±	USD	3,620,000	3,304,569

		FACE AMOUNT	VALUE†
Svensk Exportkredit AB, 0.625%, 10/07/24	USD	1,718,000	$1,621,791
Svensk Exportkredit AB, 3.625%, 9/03/24	USD	4,375,000	4,318,362
Svensk Exportkredit AB, 0.375%, 3/11/24	USD	3,000,000	2,880,680
Svensk Exportkredit AB, 0.375%, 7/30/24	USD	6,363,000	6,023,570
Svensk Exportkredit AB, 0.500%, 11/10/23	USD	2,000,000	1,947,567
Svensk Exportkredit AB, 1.375%, 12/15/23	GBP	1,900,000	2,289,260
Svenska Handelsbanken AB, 0.125%, 6/18/24	EUR	1,700,000	1,767,439
Svenska Handelsbanken AB, 0.550%, 6/11/24 ±	USD	250,000	236,653
Svenska Handelsbanken AB, 1.000%, 4/15/25	EUR	300,000	309,987
Sweden Government Bond, 1.500%, 11/13/23	SEK	57,500,000	5,473,468
Sweden Government Bond, 2.500%, 5/12/25	SEK	16,000,000	1,530,137

			55,423,151

Switzerland — 0.2%
Novartis Finance SA, 0.125%, 9/20/23	EUR	1,000,000	1,069,856

United Kingdom — 1.2%
Network Rail Infrastructure Finance PLC, 4.750%, 1/22/24	GBP	955,000	1,180,106
U.K. Treasury Bill, 0.000%, 7/31/23 #	GBP	5,700,000	6,935,177

			8,115,283

United States — 12.1%
Abbott Ireland Financing DAC, 0.100%, 11/19/24	EUR	250,000	257,274
Amazon.com, Inc., 1.000%, 5/12/26	USD	4,181,000	3,789,462
Amazon.com, Inc., 2.730%, 4/13/24	USD	7,000,000	6,861,949
Apple, Inc., 0.700%, 2/08/26	USD	1,976,000	1,797,356
Apple, Inc., 2.513%, 8/19/24	CAD	5,000,000	3,594,332
Apple, Inc., 3.600%, 6/10/26	AUD	500,000	330,561
Berkshire Hathaway, Inc., 0.000%, 3/12/25 #	EUR	420,000	425,609
Berkshire Hathaway, Inc., 3.125%, 3/15/26	USD	4,486,000	4,368,784
Exxon Mobil Corp., 0.142%, 6/26/24	EUR	4,614,000	4,811,428
Federal Home Loan Bank Discount Notes, 0.000%, 2/26/24 #	USD	2,000,000	1,918,665
Novartis Capital Corp., 3.400%, 5/06/24	USD	1,500,000	1,480,119
Procter & Gamble Co. (The), 0.625%, 10/30/24	EUR	1,000,000	1,043,480
Procter & Gamble Co. (The), 1.000%, 4/23/26	USD	1,692,000	1,548,228
Procter & Gamble Co. (The), 1.125%, 11/02/23	EUR	100,000	107,149
Roche Holdings, Inc., 3.350%, 9/30/24 ±	USD	5,000,000	4,897,878
Sanofi, 0.625%, 4/05/24	EUR	2,900,000	3,063,244

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
U.S. Treasury Note, 0.125%, 8/15/23	USD	18,250,000	$17,937,367
U.S. Treasury Note, 0.125%, 10/15/23	USD	18,000,000	17,561,004
U.S. Treasury Note, 0.750%, 12/31/23	USD	7,471,400	7,252,191

			83,046,080

TOTAL BONDS AND NOTES (Identified Cost $686,170,196)			684,599,337

	SHARES
SHORT-TERM INVESTMENTS — 1.2%
Investment Company — 0.5%
State Street Institutional U.S. Government Money Market Fund 4.450%	3,564,029	3,564,029

Collateral For Securities On Loan — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio 4.770%	4,359,596	4,359,596

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $7,923,625)		7,923,625

Total Investments — 100.6% (Identified Cost $694,093,821)		692,522,962
Liabilities, Less Cash and Other Assets — (0.6%)		(4,134,446)

Net Assets — 100.0%		$688,388,516

‡	Floating rate or variable rate note. Rate shown is as of March 31, 2023.
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2023 amounted to $71,429,093 or 10.38% of the net assets of the Fund.

#	Zero coupon bond
@	A portion or all of the security were held on loan. As of March 31, 2023, the market value of the securities on loan was $4,276,587.

Key to abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro Currency

GBP — British Pound

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — U.S. Dollar

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts sold outstanding as of March 31, 2023
Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
04/03/23	USD	6,034,848	AUD	8,757,055	State Street Bank and Trust Co.	$5,853,654	$181,194	$—
04/03/23	USD	7,372,643	DKK	51,251,715	State Street Bank and Trust Co.	7,460,926	—	(88,283)
04/06/23	USD	29,616,926	CAD	39,696,602	UBS	29,373,382	243,544	—
04/11/23	USD	4,622,393	SEK	47,736,408	Bank of America N.A.	4,601,145	21,249	—
04/11/23	USD	3,355,935	SEK	35,306,528	State Street Bank and Trust Co.	3,403,072	—	(47,137)
04/17/23	USD	46,744,977	EUR	44,293,634	State Street Bank and Trust Co.	48,071,023	—	(1,326,046)
04/18/23	USD	7,286,700	DKK	51,025,275	HSBC Bank USA	7,434,701	—	(148,001)
04/24/23	USD	57,006,250	AUD	83,168,231	UBS	55,633,571	1,372,679	—
04/24/23	USD	47,938,728	EUR	44,399,609	State Street Bank and Trust Co.	48,205,098	—	(266,369)
04/24/23	USD	7,075,308	NZD	11,350,588	State Street Bank and Trust Co.	7,097,824	—	(22,516)
04/28/23	USD	8,979,512	NOK	93,218,553	Bank of America N.A.	8,913,539	65,973	—
04/28/23	USD	5,286,886	SEK	55,189,439	Bank of America N.A.	5,324,651	—	(37,765)
05/02/23	USD	5,869,340	AUD	8,757,055	State Street Bank and Trust Co.	5,859,507	9,833	—
05/02/23	USD	7,744,557	SEK	80,172,598	UBS	7,736,772	7,785	—
05/10/23	USD	48,691,341	EUR	45,956,289	State Street Bank and Trust Co.	49,940,417	—	(1,249,078)
05/17/23	USD	49,744,242	EUR	46,699,176	UBS	50,767,878	—	(1,023,636)
05/19/23	USD	69,607,793	GBP	57,388,937	Citibank N.A. London	70,860,094	—	(1,252,301)
05/22/23	USD	6,508,236	DKK	45,349,948	Bank of America N.A.	6,622,752	—	(114,516)
05/23/23	USD	48,263,912	EUR	44,564,526	State Street Bank and Trust Co.	48,463,756	—	(199,844)
05/31/23	USD	7,444,587	DKK	50,805,432	Bank of America N.A.	7,423,946	20,640	—
06/07/23	USD	5,082,972	AUD	7,675,658	Bank of America N.A.	5,142,656	—	(59,684)
06/07/23	USD	45,238	AUD	67,382	State Street Bank and Trust Co.	45,146	92	—
06/07/23	USD	385,282	AUD	578,661	State Street Bank and Trust Co.	387,700	—	(2,418)

							$1,922,989	$(5,837,594)

Forward Foreign Currency Exchange Contracts purchased outstanding as of March 31, 2023
Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
04/03/23	AUD	8,757,055	USD	5,863,199	State Street Bank and Trust Co.	$5,853,654	—	$(9,544)
04/03/23	DKK	51,251,715	USD	7,481,347	Bank of America N.A.	7,460,926	—	(20,420)
04/06/23	CAD	13,154,405	USD	9,755,582	State Street Bank and Trust Co.	9,733,563	—	(22,019)
04/11/23	SEK	401,865	USD	38,007	State Street Bank and Trust Co.	38,734	727	—
04/24/23	AUD	8,253,802	USD	5,486,951	State Street Bank and Trust Co.	5,521,202	34,249	—
04/24/23	AUD	4,875,056	USD	3,275,047	State Street Bank and Trust Co.	3,261,063	—	(13,984)

							$34,976	$(65,967)

Total							$1,957,965	$(5,903,561)

The accompanying notes are an integral part of these portfolio of investments.

Country weightings as of March 31, 2023

(As a percentage of long-term investments) (Unaudited)

Country	Percentage
Supranational	20.8%
Canada	12.6%
United States	12.1%
Sweden	8.1%
France	8.0%
Netherlands	7.2%
Germany	7.0%
Australia	5.8%
Denmark	4.5%
Other	13.9%

100.0%

SA Worldwide Moderate Growth Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2023 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Others — 100.0%
SA Emerging Markets Value Fund €	164,693	$1,510,235
SA Global Fixed Income Fund €	555,459	4,704,735
SA International Value Fund €	383,191	4,517,816
SA Real Estate Securities Fund €	64,183	673,280
SA U.S. Core Market Fund €	149,830	3,813,179
SA U.S. Fixed Income Fund €	213,741	2,017,716
SA U.S. Small Company Fund €	60,823	1,480,438
SA U.S. Value Fund €	206,390	3,783,127

		22,500,526

TOTAL MUTUAL FUNDS (Identified Cost $21,918,268)		22,500,526

Total Investments — 100.0% (Identified Cost $21,918,268)		22,500,526
Cash and Other Assets, Less Liabilities — 0.0%		4,063

Net Assets — 100.0%		$22,504,589

†	See Note 1
€	SA Worldwide Moderate Growth Fund invests substantially all of its assets in the Select Class shares of the affiliated Underlying SA Funds.

The accompanying notes are an integral part of these portfolio of investments.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2023 (Unaudited)

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the valuation designee (“Valuation Designee”) appointed by the Board of Trustees pursuant to procedures approved by the Board of Trustees. The Board of Trustees has designated Buckingham Strategic Partners, LLC (the “Adviser”) as the Valuation Designee for the Funds.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Valuation Designee.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

Fair Value Measurement — The Board has approved procedures to fair value securities and other assets of each Fund when market prices are not readily available or do not accurately reflect their current market value. The Board has designated the responsibility for applying these fair valuation methods to the Valuation Designee. For example, a Fund may fair value an asset when it is delisted or trading is halted or suspended; when it has not been traded for an extended period of time; when its primary pricing source is unavailable or other data calls the primary source’s reliability into question; or when its primary trading market is closed during regular U.S. market hours. Each Fund makes fair valuation determinations in accordance with the Trust’s Procedures for Valuing Securities and Assets, as amended. The Valuation Designee may consider various factors, including unobservable market inputs when arriving at fair value. The Valuation Designee may use, but is not limited to, techniques such as review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book value, and other relevant information when determining fair value. The Valuation Designee regularly reviews these inputs and assumptions when reviewing fair valuations of investments held by the Funds. Fair value pricing involves subjective judgement and it is possible that the fair value determined for an asset is materially different than the value that could be realized upon the sale of that asset. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2023 (Unaudited) (Continued)

Level 1 – unadjusted quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

The tables below provide a summary of the inputs as of March 31, 2023, in valuing each Fund’s investments:

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total Fair Value as of March 31, 2023
SA U.S. Fixed Income Fund
Assets
Yankee Corporate Bonds And Notes	$—	$66,809,653	$—		$66,809,653
Corporate Bonds and Notes	—	63,701,801	—		63,701,801
U.S. Government and Agency Obligations	—	278,454,696	—		278,454,696
Short-Term Investments	6,351,082	6,134,114	—		12,485,196

Total Investments	$6,351,082	$415,100,264	$—		$421,451,346

SA Global Fixed Income Fund
Assets
Bonds and Notes	$—	$684,599,337	$—		$684,599,337
Short-Term Investments	7,923,625	—	—		7,923,625
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,957,965	—		1,957,965

Total Investments	$7,923,625	$686,557,302	$—		$694,480,927

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(5,903,561)	$—		$(5,903,561)

SA U.S. Core Market Fund
Assets
Common Stocks	$587,148,791	$—	$268	†	$587,149,059
Mutual Funds	22,830,269	—	—		22,830,269
Short-Term Investments	1,465,119	—	—		1,465,119

Total Investments	$611,444,179	$—	$268		$611,444,447

SA FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2023 (Unaudited) (Continued)

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total Fair Value as of March 31, 2023
SA U.S. Value Fund
Assets
Common Stocks	$515,265,832		$—	$—		$515,265,832
Short-Term Investments	842,966		—	—		842,966

Total Investments	$516,108,798		$—	$—		$516,108,798

SA U.S. Small Company Fund
Assets
Common Stocks	$300,554,975		$13,022	$47,574	†	$300,615,571
Preferred Stocks	147,053		—	—		147,053
Short-Term Investments	2,047,090		—	—		2,047,090

Total Investments	$302,749,118		$13,022	$47,574		$302,809,714

SA International Value Fund
Assets
Common Stocks	$533,133,780		$—	$—		$533,133,780
Preferred Stocks	5,762,172		—	—		5,762,172
Short-Term Investments	48,377,679		—	—		48,377,679

Total Investments	$587,273,631	$		$—		$587,273,631

SA International Small Company Fund
Assets
Mutual Funds	$252,990,817		$—	$—		$252,990,817

Total Investments	$252,990,817		$—	$—		$252,990,817

SA Emerging Markets Value Fund
Assets
Common Stocks	$181,770,086		$194,871	$0	†	$181,964,957
Preferred Stocks	2,551,369		10,606	—		2,561,975
Rights and Warrants	547		—	—		547
Short-Term Investments	2,161,654		—	—		2,161,654

Total Investments	$186,483,656		$205,477	$0		$186,689,133

SA Real Estate Securities Fund
Assets
Common Stocks	$125,532,930		$—	$0	†	$125,532,930
Short-Term Investments	960,378		—	—		960,378

Total Investments	$126,493,308		$—	$0		$126,493,308

SA FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2023 (Unaudited)

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value as of March 31, 2023
SA Worldwide Moderate Growth Fund
Assets
Mutual Funds	$22,500,526	$—	$—	$22,500,526

Total Investments	$22,500,526	$—	$—	$22,500,526

†	Contains securities with a market value of zero.

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. No significant Level 3 assets and/or liabilities held at the beginning or end of the period.

Securities Lending – The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which the Adviser or Dimensional Fund Advisor LP (the “Sub-Adviser”) specifically identifies as not being available. Any gain or loss in the fair price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current fair market value of the loaned securities with respect to other U.S. securities and 105% of the current fair market value of the loaned securities with respect to foreign equity securities. The fair value of the loaned security is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and each respective Fund.

As of March 31, 2023, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

	Value of Securities	Value of Cash Collateral	Value of Non- Cash Collateral*	Total Collateral
SA Global Fixed Income Fund	$4,276,587	$4,359,596	$—	$4,359,596
SA U.S Core Market Fund	1,201,755	251,148	980,106	1,231,254
SA U.S. Value Fund	401,305	—	410,354	410,354

SA FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2023 (Unaudited)

	Value of Securities	Value of Cash Collateral	Value of Non- Cash Collateral*	Total Collateral
SA U.S. Small Company Fund	$8,633,768	$1,669,700	$7,164,324	$8,834,024
SA International Value Fund	78,609,493	48,336,600	33,747,615	82,084,215
SA Emerging Markets Value Fund	3,648,924	1,971,377	1,942,417	3,913,794
SA Real Estate Securities Fund	881,934	216,856	680,682	897,538

*	The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the Funds cannot repledge or resell this collateral.

	Remaining Contractual Maturity of the Agreements As of March 31, 2023
Securities Lending Transaction (1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Government Money Market	$4,359,596	$—	$—	$—	$4,359,596

Total Borrowings	$4,359,596	$—	$—	$—	$4,359,596

Gross amount of recognized liabilities for securities lending transactions					$4,359,596

SA U.S. Core Market Fund
Government Money Market	$251,148	$—	$—	$—	$251,148

Total Borrowings	$251,148	$—	$—	$—	$251,148

Gross amount of recognized liabilities for securities lending transactions					$251,148

SA U.S. Small Company Fund
Government Money Market	$1,669,700	$—	$—	$—	$1,669,700

Total Borrowings	$1,669,700	$—	$—	$—	$1,669,700

Gross amount of recognized liabilities for securities lending transactions					$1,669,700

SA International Value Fund
Government Money Market	$48,336,600	$—	$—	$—	$48,336,600

Total Borrowings	$48,336,600	$—	$—	$—	$48,336,600

Gross amount of recognized liabilities for securities lending transactions					$48,336,600

SA Emerging Markets Value Fund
Government Money Market	$1,971,377	$—	$—	$—	$1,971,377

Total Borrowings	$1,971,377	$—	$—	$—	$1,971,377

Gross amount of recognized liabilities for securities lending transactions					$1,971,377

SA FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2023 (Unaudited)

	Remaining Contractual Maturity of the Agreements As of March 31, 2023
Securities Lending Transaction (1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
SA Real Estate Securities Fund
Government Money Market	$216,856	$—	$—	$—	$216,856

Total Borrowings	$216,856	$—	$—	$—	$216,856

Gross amount of recognized liabilities for securities lending transactions					$216,856

(1)

Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2023 (Unaudited)

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Federal Income Tax — At March 31, 2023, the aggregate cost of investment securities, aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, including forward foreign currency exchange contracts, as computed on a federal income tax basis for each Fund were as follows:

	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SA U.S. Fixed Income Fund	$429,156,229	$16,734	$(7,721,617)	$(7,704,883)
SA Global Fixed Income Fund	694,093,821	15,842,945	(21,359,400)	(5,516,455)
SA U.S. Core Market Fund	149,569,467	464,382,785	(2,507,805)	461,874,980
SA U.S. Value Fund	322,140,462	212,126,736	(18,158,400)	193,968,336
SA U.S. Small Company Fund	172,097,628	140,871,034	(10,158,947)	130,712,087
SA International Value Fund	516,616,325	113,589,174	(42,931,868)	70,657,306
SA International Small Company Fund	146,082,719	106,908,098	—	106,908,098
SA Emerging Markets Value Fund	184,362,838	33,988,021	(31,661,726)	2,326,295
SA Real Estate Securities Fund	72,855,525	57,615,347	(3,977,564)	53,637,783
SA Worldwide Moderate Growth	21,918,268	757,531	(175,273)	582,258

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2023

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (99.2%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$4,384,734,371
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	2,638,987,595
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	1,301,529,272
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	1,249,419,548
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	1,059,886,637

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$10,634,557,423

	Shares
TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 4.700% (Cost $82,397,672)	82,397,672	82,397,672

TOTAL INVESTMENTS — (100.0%) (Cost $9,892,939,297)		$10,716,955,095

†	See Security Valuation Note within the Notes to Schedules of Investments.

As of March 31, 2023, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	410	06/16/23	$81,761,349	$84,823,875	$3,062,526

Total Futures Contracts			$81,761,349	$84,823,875	$3,062,526

Summary of the Portfolio’s investments as of March 31, 2019, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$10,634,557,423	—	—	$10,634,557,423
Temporary Cash Investments	82,397,672	—	—	82,397,672
Futures Contracts**	3,062,526	—	—	3,062,526

TOTAL	$10,720,017,621	—	—	$10,720,017,621

**	Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At September 30, 2021, the Fund consisted of one hundred and two operational portfolios, of which one, International Small Company Portfolio (the “Portfolio”) is included in this document. The Fund’s investment advisor is Dimensional Fund Advisors LP (the “Advisor”). The Portfolio is a “Fund-of-Funds”, which generally allocates its assets among the five series (the “Underlying Funds”) of The DFA Investment Trust Company, which is also advised by the Advisor. The Schedules of Investments for the Underlying Funds have been included in this document.

SECURITY VALUATION

The International Small Company Portfolio invests in the five Underlying Funds indicated on its Schedule of Investments.

The Portfolio uses a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Shares held by the International Small Company Portfolio in other investment companies (such as the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolio’s investments in the Underlying Funds reflect its proportionate interest in the net assets of such corresponding Underlying Fund. These valuations are classified as Level 1 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolio. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Portfolio.

1. FUTURES CONTRACTS: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At March 31, 2023, the total cost of securities for federal income tax purposes was $8,750,928.

RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occured during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminates the asset segregation framework previously used by the Portfolios to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios began complying with the Derivatives Rule on August 19, 2022.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Portfolios began complying with the Valuation Rule on August 1, 2022.

SUBSEQUENT EVENT EVALUATIONS

On March 10 and March 12, 2023, Federal Deposit Insurance Corporation (FDIC) named itself as the receiver of two banking institutions, Silicon Valley Bank (SVB) and Signature Bank (SB) respectively. As of March 10, 2023 the Portfolios did not have material exposure to SVB or SB. The reported valuations s of January 31, 2023 may be impacted by current market conditions. Management is currently evaluating the effect on the Portfolios.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.1%)
COMMUNICATION SERVICES — (2.3%)
	Akatsuki, Inc.	44,200	$743,382
*	Allied Architects, Inc.	33,800	186,267
*	AlphaPolis Co. Ltd.	13,000	267,604
	Amuse, Inc.	34,600	464,920
	ARTERIA Networks Corp.	87,900	846,817
	Asahi Broadcasting Group Holdings Corp.	57,600	286,435
	Asahi Net, Inc.	109,100	486,389
*	Atrae, Inc.	68,500	479,123
	Avex, Inc.	232,700	2,632,892
# *	Bengo4.com, Inc.	46,600	854,883
	Broadmedia Corp.	5,520	49,465
	Broccoli Co. Ltd.	4,400	33,275
	Bushiroad, Inc.	11,300	65,959
	Carta Holdings, Inc.	38,100	413,381
#	Ceres, Inc.	18,800	179,096
	COLOPL, Inc.	182,600	825,904
# *	COOKPAD, Inc.	190,600	301,203
	Cross Marketing Group, Inc.	22,900	124,540
	Daiichikosho Co. Ltd.	21,000	347,071
*	DeNA Co. Ltd.	411,700	5,626,192
#	Digital Holdings, Inc.	60,500	524,790
	Direct Marketing MiX, Inc.	41,900	430,700
#	Drecom Co. Ltd.	24,400	144,573
#	Faith, Inc.	56,010	214,036
	Fibergate, Inc.	22,300	179,018
# *	FreakOut Holdings, Inc.	23,400	289,768
	Freebit Co. Ltd.	63,100	690,497
	Fuji Media Holdings, Inc.	140,300	1,267,234
	Gakken Holdings Co. Ltd.	132,500	851,947
	GungHo Online Entertainment, Inc.	291,600	5,342,029
	Imagica Group, Inc.	112,500	508,105
	Imagineer Co. Ltd.	1,600	12,214
	i-mobile Co. Ltd.	6,600	66,564
	Infocom Corp.	146,900	2,603,098
#	Intage Holdings, Inc.	211,400	2,480,692
	IPS, Inc.	17,200	318,063
	ITmedia, Inc.	56,800	601,675
*	Japan Communications, Inc.	903,800	1,687,097
	J-Stream, Inc.	14,000	62,074
*	Kamakura Shinsho Ltd.	33,800	261,341
	LIFULL Co. Ltd.	444,000	722,396
# *	Macbee Planet, Inc.	3,400	523,573
	Macromill, Inc.	243,197	1,729,143
	MarkLines Co. Ltd.	72,900	1,400,989
	Marvelous, Inc.	190,500	949,727
#	Members Co. Ltd.	50,400	501,635
	Mixi, Inc.	251,400	5,057,243
# *	Mobile Factory, Inc.	10,500	70,769
*	NexTone, Inc.	31,200	731,901
	Okinawa Cellular Telephone Co.	158,700	3,626,650
#	Orchestra Holdings, Inc.	4,800	62,864
	Oricon, Inc.	27,800	207,743
*	PR Times, Inc.	11,900	169,060

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Proto Corp.	156,700	$1,399,474
	SKY Perfect JSAT Holdings, Inc.	910,500	3,556,187
	TBS Holdings, Inc.	22,700	326,848
	Toei Co. Ltd.	700	90,788
	Tohokushinsha Film Corp.	94,800	507,131
	Tow Co. Ltd.	9,900	23,695
	Trenders, Inc.	13,300	151,132
	TV Asahi Holdings Corp.	98,500	1,122,592
	Tv Tokyo Holdings Corp.	63,700	1,190,790
#	Usen-Next Holdings Co. Ltd.	79,900	1,550,640
*	UUUM Co. Ltd.	11,600	66,502
	ValueCommerce Co. Ltd.	105,000	1,354,352
#	V-Cube, Inc.	80,700	318,887
#	Vector, Inc.	188,100	2,169,431
*	Vision, Inc.	29,700	360,114
	Wowow, Inc.	37,900	358,570
	Zenrin Co. Ltd.	207,250	1,306,474
	ZIGExN Co. Ltd.	117,900	430,917

TOTAL COMMUNICATION SERVICES			65,788,530

CONSUMER DISCRETIONARY — (14.2%)
	&Do Holdings Co. Ltd.	59,500	411,197
#	Adastria Co. Ltd.	140,840	2,603,878
#	Adventure, Inc.	8,800	676,186
#	Aeon Fantasy Co. Ltd.	48,932	1,036,062
	Ahresty Corp.	141,200	555,130
	Ainavo Holdings Co. Ltd.	5,600	43,908
#	Airtrip Corp.	85,100	1,687,116
	Aisan Industry Co. Ltd.	211,600	1,440,853
*	Akebono Brake Industry Co. Ltd.	610,100	668,474
#	Alleanza Holdings Co. Ltd.	80,800	599,673
#	Alpen Co. Ltd.	98,500	1,483,985
#	Alpha Corp.	31,700	236,394
	Amiyaki Tei Co. Ltd.	28,200	648,661
	AOKI Holdings, Inc.	231,900	1,494,706
	Aoyama Trading Co. Ltd.	235,200	1,671,215
	Arata Corp.	86,800	2,661,353
#	Arcland Service Holdings Co. Ltd.	94,800	1,606,690
#	ARCLANDS Corp.	37,400	421,620
#	Asahi Co. Ltd.	106,000	1,084,028
	Ashimori Industry Co. Ltd.	29,499	326,255
	ASKUL Corp.	241,600	3,145,394
*	Asti Corp.	19,400	422,715
*	Atsugi Co. Ltd.	18,000	54,427
	Aucnet, Inc.	65,100	787,698
#	Autobacs Seven Co. Ltd.	429,100	4,679,098
#	Avantia Co. Ltd.	66,500	404,200
	Baroque Japan Ltd.	61,300	379,513
	Beauty Garage, Inc.	21,700	636,330
	Belluna Co. Ltd.	317,100	1,681,922
	Benesse Holdings, Inc.	395,143	5,790,314
#	Bic Camera, Inc.	557,300	4,683,705
#	Bike O & Co. Ltd.	32,200	248,173
#	Bookoff Group Holdings Ltd.	66,600	638,139
	Central Automotive Products Ltd.	80,500	1,600,356
	Central Sports Co. Ltd.	45,200	839,986
	Chiyoda Co. Ltd.	110,800	682,441
#	Chofu Seisakusho Co. Ltd.	121,300	2,038,987
	Chuo Spring Co. Ltd.	81,700	443,389

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Cleanup Corp.	139,400	$727,673
#	Colowide Co. Ltd.	259,100	3,769,950
	Corona Corp.	97,200	667,415
#	Create Restaurants Holdings, Inc.	619,500	4,727,780
# *	CROOZ, Inc.	9,100	62,238
	Curves Holdings Co. Ltd.	190,000	1,099,139
	Daido Metal Co. Ltd.	227,200	877,446
	Daikoku Denki Co. Ltd.	50,900	1,236,746
	Daikyonishikawa Corp.	258,900	1,263,565
	Daimaruenawin Co. Ltd.	3,400	31,621
	Dainichi Co. Ltd.	67,100	339,919
#	DCM Holdings Co. Ltd.	701,800	6,115,596
	Doshisha Co. Ltd.	130,800	1,914,938
#	Doutor Nichires Holdings Co. Ltd.	186,086	2,660,340
	Eagle Industry Co. Ltd.	165,400	1,488,284
#	EAT & Holdings Co. Ltd.	33,000	556,666
#	EDION Corp.	510,200	4,933,808
	Enigmo, Inc.	152,100	575,478
#	ES-Con Japan Ltd.	49,600	325,775
	Eslead Corp.	47,700	791,971
	Exedy Corp.	181,900	2,489,005
	FCC Co. Ltd.	223,200	2,616,388
	Felissimo Corp.	20,600	159,916
	First Juken Co. Ltd.	46,400	399,080
#	First-Corp., Inc.	45,300	306,863
	FJ Next Holdings Co. Ltd.	106,600	795,142
	Foster Electric Co. Ltd.	143,200	1,246,013
	F-Tech, Inc.	29,700	148,089
	Fuji Corp.	72,800	711,860
	Fuji Corp. Ltd.	171,000	876,519
	Fuji Kyuko Co. Ltd.	73,500	2,439,126
	Fujibo Holdings, Inc.	63,300	1,581,604
	Fujikura Composites, Inc.	111,200	923,805
	Fujishoji Co. Ltd.	51,100	583,989
	FuKoKu Co. Ltd.	66,400	515,538
	Furukawa Battery Co. Ltd.	88,000	712,157
	Furyu Corp.	115,400	1,044,458
	Futaba Industrial Co. Ltd.	341,300	1,099,867
	Gakkyusha Co. Ltd.	49,300	737,088
#	Genki Sushi Co. Ltd.	32,500	751,798
	Geo Holdings Corp.	168,300	2,037,700
	Gift Holdings, Inc.	23,300	802,764
	GLOBERIDE, Inc.	106,198	1,992,339
	Golf Digest Online, Inc.	64,100	480,540
	GSI Creos Corp.	63,184	759,075
	G-Tekt Corp.	141,100	1,528,078
	Gunze Ltd.	94,300	3,194,338
	Hagihara Industries, Inc.	77,700	734,484
#	Hamee Corp.	36,100	264,644
	Handsman Co. Ltd.	43,500	368,454
	Happinet Corp.	97,600	1,372,512
	Hard Off Corp. Co. Ltd.	58,800	572,359
	Heiwa Corp.	342,300	6,791,224
	HI-LEX Corp.	128,700	1,179,649
#	Himaraya Co. Ltd.	32,100	227,670
	H-One Co. Ltd.	123,200	587,714
	Honeys Holdings Co. Ltd.	116,940	1,467,365
	Hoosiers Holdings Co. Ltd.	207,900	1,297,446
	Hotland Co. Ltd.	44,200	491,291

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	IBJ, Inc.	125,900	$670,764
#	Ichibanya Co. Ltd.	30,658	1,166,277
	Ichikoh Industries Ltd.	194,100	688,264
#	IDOM, Inc.	346,000	2,239,024
	IJTT Co. Ltd.	133,980	538,483
#	Imasen Electric Industrial	37,400	207,906
# *	Istyle, Inc.	181,098	766,591
*	Izuhakone Railway Co. Ltd.	300	0
#	Izumi Co. Ltd.	124,600	2,961,396
	JANOME Corp.	109,400	519,252
	Japan Best Rescue System Co. Ltd.	55,600	304,804
	Japan Wool Textile Co. Ltd.	308,400	2,299,858
	JINS Holdings, Inc.	82,900	2,262,183
# *	Joban Kosan Co. Ltd.	41,499	396,214
	Joshin Denki Co. Ltd.	108,200	1,597,832
	Joyful Honda Co. Ltd.	147,200	1,906,325
	JP-Holdings, Inc.	360,900	987,404
	JVCKenwood Corp.	1,013,800	2,923,856
# *	Kasai Kogyo Co. Ltd.	56,600	88,306
	Kawai Musical Instruments Manufacturing Co. Ltd.	36,600	843,820
	Keiyo Co. Ltd.	245,000	1,558,821
	KeyHolder, Inc.	2,100	15,519
	KFC Holdings Japan Ltd.	87,300	1,861,857
#	King Co. Ltd.	54,100	206,392
# *	Kintetsu Department Store Co. Ltd.	1,300	23,982
	Ki-Star Real Estate Co. Ltd.	55,900	1,753,200
#	Kohnan Shoji Co. Ltd.	155,000	3,801,021
#	Kojima Co. Ltd.	197,700	836,766
	Komatsu Matere Co. Ltd.	195,000	1,020,172
#	KOMEDA Holdings Co. Ltd.	300,500	5,336,482
#	Komehyo Holdings Co. Ltd.	42,400	804,411
	Komeri Co. Ltd.	194,700	4,021,681
#	Konaka Co. Ltd.	163,506	433,130
	Koshidaka Holdings Co. Ltd.	25,200	183,039
#	Kotobukiya Co. Ltd.	1,800	124,704
	K’s Holdings Corp.	386,900	3,396,972
	KU Holdings Co. Ltd.	115,500	1,296,378
	Kurabo Industries Ltd.	110,900	2,111,722
	KYB Corp.	110,600	3,363,604
#	Kyoritsu Maintenance Co. Ltd.	138,200	5,588,496
	LEC, Inc.	142,200	865,339
	LITALICO, Inc.	117,100	2,290,961
*	Locondo, Inc.	21,000	176,047
#	Look Holdings, Inc.	37,100	640,133
	Mars Group Holdings Corp.	75,500	1,738,590
#	Maruzen CHI Holdings Co. Ltd.	106,300	283,146
	Matsuoka Corp.	10,200	108,753
# *	Media Do Co. Ltd.	54,200	580,866
	Meiwa Estate Co. Ltd.	73,200	463,315
#	Mikuni Corp.	147,800	378,395
	Mitsuba Corp.	195,288	773,370
	Mizuno Corp.	109,700	2,577,031
#	Monogatari Corp.	191,400	3,897,225
	Morito Co. Ltd.	107,800	831,568
#	MrMax Holdings Ltd.	159,300	816,348
	Murakami Corp.	31,800	680,925
	Musashi Seimitsu Industry Co. Ltd.	291,800	4,133,417
	Nafco Co. Ltd.	54,200	721,178
	Nagase Brothers, Inc.	600	8,955

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Nagawa Co. Ltd.	31,800	$1,642,651
	Nakayamafuku Co. Ltd.	41,800	107,553
	New Art Holdings Co. Ltd.	31,734	438,620
	Nextage Co. Ltd.	282,200	5,898,391
	NHK Spring Co. Ltd.	915,656	6,573,597
	Nichirin Co. Ltd.	61,160	1,091,557
#	Nihon House Holdings Co. Ltd.	239,600	715,084
	Nihon Plast Co. Ltd.	55,200	169,850
	Nihon Tokushu Toryo Co. Ltd.	80,400	572,497
	Nippon Felt Co. Ltd.	84,000	261,722
#	Nippon Piston Ring Co. Ltd.	48,600	492,791
	Nippon Seiki Co. Ltd.	304,500	1,946,566
	Nishikawa Rubber Co. Ltd.	38,500	330,792
	Nishimatsuya Chain Co. Ltd.	242,400	2,992,119
	Nissan Shatai Co. Ltd.	468,700	3,000,398
	Nissan Tokyo Sales Holdings Co. Ltd.	166,400	432,903
	NITTAN Corp.	93,500	177,616
	Nojima Corp.	392,300	4,148,166
	NOK Corp.	349,280	3,869,596
	Ohashi Technica, Inc.	67,600	801,845
	Ohsho Food Service Corp.	65,100	2,957,080
#	Onward Holdings Co. Ltd.	598,200	1,734,739
	Ozu Corp.	22,200	296,513
	Pacific Industrial Co. Ltd.	264,400	2,311,648
#	PAL GROUP Holdings Co. Ltd.	134,700	3,143,360
	PALTAC Corp.	30,800	1,170,301
#	PAPYLESS Co. Ltd.	19,200	138,980
	Paris Miki Holdings, Inc.	115,700	289,148
	PC Depot Corp.	166,481	372,497
# *	PIA Corp.	1,700	41,262
	Piolax, Inc.	168,500	2,458,988
	Poppins Corp.	2,100	30,595
	Press Kogyo Co. Ltd.	563,500	2,121,975
	Pressance Corp.	109,900	1,483,812
	QB Net Holdings Co. Ltd.	58,700	635,205
	Raccoon Holdings, Inc.	111,700	697,182
#	Renaissance, Inc.	3,500	24,548
	Resorttrust, Inc.	514,664	8,201,327
	Rhythm Co. Ltd.	43,600	615,990
	Riberesute Corp.	46,100	276,544
	Ride On Express Holdings Co. Ltd.	46,900	386,584
*	Right On Co. Ltd.	92,925	397,891
	Riken Corp.	49,952	978,770
#	Riso Kyoiku Co. Ltd.	692,900	1,722,674
	Rock Field Co. Ltd.	94,800	1,120,452
	Roland Corp.	58,400	1,763,430
	Round One Corp.	1,055,000	4,081,481
	Sac’s Bar Holdings, Inc.	122,950	768,785
	San Holdings, Inc.	59,900	1,011,227
*	Sanden Corp.	10,400	16,632
#	Sanei Architecture Planning Co. Ltd.	55,200	655,211
	Sangetsu Corp.	276,750	4,668,305
	Sankyo Seiko Co. Ltd.	232,800	956,100
	Sanoh Industrial Co. Ltd.	154,900	773,020
#	Sanyo Shokai Ltd.	55,799	657,559
	Scroll Corp.	181,700	1,109,555
	Seiko Group Corp.	165,881	3,636,394
#	Seiren Co. Ltd.	265,200	4,682,744
# *	Senshukai Co. Ltd.	174,600	533,684

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Seria Co. Ltd.	217,424	$4,311,600
	Shidax Corp.	147,200	777,937
	Shikibo Ltd.	75,600	573,388
	Shin-Nihon Tatemono Co. Ltd.	29,800	106,605
	Shoei Co. Ltd.	308,400	6,479,886
*	Silver Life Co. Ltd.	15,300	156,601
#	Snow Peak, Inc.	173,900	2,689,362
	SNT Corp.	158,100	291,181
	Soft99 Corp.	84,400	816,661
	Sotoh Co. Ltd.	49,100	306,919
	SPK Corp.	48,600	634,377
#	Sprix, Inc.	34,300	227,013
	St. Marc Holdings Co. Ltd.	110,000	1,439,158
	Step Co. Ltd.	60,800	860,651
#	Suminoe Textile Co. Ltd.	26,300	415,975
	Sumitomo Riko Co. Ltd.	249,100	1,298,831
	Suncall Corp.	127,200	570,049
*	SuRaLa Net Co. Ltd.	2,700	15,440
	Syuppin Co. Ltd.	132,200	856,492
	T RAD Co. Ltd.	40,800	723,011
	Tachikawa Corp.	71,600	724,402
	Tachi-S Co. Ltd.	186,240	1,690,684
#	Taiho Kogyo Co. Ltd.	98,401	472,932
	Takasho Co. Ltd.	15,400	81,761
*	Take & Give Needs Co. Ltd.	11,400	115,759
	Tama Home Co. Ltd.	96,400	2,665,396
	Tamron Co. Ltd.	103,400	2,464,281
# *	Tbk Co. Ltd.	149,200	314,279
	Tear Corp.	57,300	185,398
	Temairazu, Inc.	14,900	533,919
	T-Gaia Corp.	131,100	1,652,684
	Tigers Polymer Corp.	79,800	268,489
	Toa Corp.	144,900	903,390
	Tokai Rika Co. Ltd.	321,100	3,954,510
	Token Corp.	44,650	2,682,758
	Tokyo Base Co. Ltd.	23,400	86,481
	Tokyo Individualized Educational Institute, Inc.	103,700	420,386
	Tokyo Radiator Manufacturing Co. Ltd.	24,300	97,164
	Tokyotokeiba Co. Ltd.	93,400	2,859,215
	Tomy Co. Ltd.	549,293	6,149,616
	Topre Corp.	216,500	2,013,088
#	Toridoll Holdings Corp.	284,000	5,840,810
	Tosho Co. Ltd.	7,000	61,085
	Toyo Tire Corp.	447,500	5,237,970
	Toyoda Gosei Co. Ltd.	36,000	621,137
	TPR Co. Ltd.	148,262	1,501,136
#	Treasure Factory Co. Ltd.	20,600	194,679
	TS Tech Co. Ltd.	444,986	5,650,824
#	TSI Holdings Co. Ltd.	292,595	1,404,293
	Tsuburaya Fields Holdings, Inc.	2,400	37,664
	Tsukada Global Holdings, Inc.	86,100	268,953
#	Tsutsumi Jewelry Co. Ltd.	39,000	682,834
#	Twinbird Corp.	9,200	35,897
	Unipres Corp.	222,497	1,549,110
	United Arrows Ltd.	25,400	368,923
*	Unitika Ltd.	364,700	610,354
*	Universal Entertainment Corp.	99,600	1,854,539
	Valuence Holdings, Inc.	1,600	21,401
*	Village Vanguard Co. Ltd.	36,600	290,077

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	VT Holdings Co. Ltd.	474,400	$1,817,959
	Wacoal Holdings Corp.	262,300	4,929,991
#	Waseda Academy Co. Ltd.	43,600	406,321
#	Watts Co. Ltd.	52,100	276,255
	Weds Co. Ltd.	14,500	71,628
	World Co. Ltd.	94,100	1,054,653
	Xebio Holdings Co. Ltd.	156,896	1,243,934
#	Yachiyo Industry Co. Ltd.	48,100	407,592
	Yagi & Co. Ltd.	18,600	179,390
	Yamae Group Holdings Co. Ltd.	11,200	153,327
	Yasunaga Corp.	30,700	237,860
	Yellow Hat Ltd.	217,900	3,000,128
#	Yondoshi Holdings, Inc.	101,520	1,369,539
	Yonex Co. Ltd.	128,500	1,397,583
	Yorozu Corp.	103,600	663,979
#	Yoshinoya Holdings Co. Ltd.	298,700	5,482,758
	Yutaka Giken Co. Ltd.	8,700	115,211
	Zojirushi Corp.	14,700	177,548

TOTAL CONSUMER DISCRETIONARY			411,732,517

CONSUMER STAPLES — (7.8%)
#	Aeon Hokkaido Corp.	176,000	1,070,041
	AFC-HD AMS Life Science Co. Ltd.	53,800	298,512
	Ain Holdings, Inc.	119,800	5,022,723
	Albis Co. Ltd.	38,700	726,950
#	Arcs Co. Ltd.	263,600	4,469,638
	Artnature, Inc.	116,400	689,372
	Axial Retailing, Inc.	107,000	2,777,296
*	Axxzia, Inc.	4,800	41,452
#	Belc Co. Ltd.	66,900	2,829,990
	Bourbon Corp.	54,800	882,976
	Bull-Dog Sauce Co. Ltd.	3,000	43,271
#	Cawachi Ltd.	79,400	1,371,383
	C’BON COSMETICS Co. Ltd.	10,800	129,929
	Chubu Shiryo Co. Ltd.	132,400	1,044,657
	Chuo Gyorui Co. Ltd.	9,800	221,039
	Como Co. Ltd.	2,600	52,844
	Cota Co. Ltd.	124,950	1,445,392
	Create SD Holdings Co. Ltd.	138,800	3,527,864
#	Daikokutenbussan Co. Ltd.	33,700	1,278,687
	Delica Foods Holdings Co. Ltd.	66,400	275,274
	DyDo Group Holdings, Inc.	56,600	2,081,109
	Ebara Foods Industry, Inc.	30,900	722,946
#	Eco’s Co. Ltd.	45,800	656,030
#	Ensuiko Sugar Refining Co. Ltd.	86,200	129,346
	Ezaki Glico Co. Ltd.	211,100	5,309,622
	Feed One Co. Ltd.	153,348	782,731
	Fuji Oil Holdings, Inc.	240,200	3,490,472
	Fujicco Co. Ltd.	119,700	1,673,702
#	Fujiya Co. Ltd.	68,900	1,283,627
	G-7 Holdings, Inc.	141,300	1,545,449
	Genky DrugStores Co. Ltd.	50,300	1,485,179
	H2O Retailing Corp.	506,645	5,699,568
#	HABA Laboratories, Inc.	15,000	263,320
	Hagoromo Foods Corp.	17,900	407,305
#	Halows Co. Ltd.	56,100	1,351,016
	Heiwado Co. Ltd.	182,800	2,809,402
	Hokkaido Coca-Cola Bottling Co. Ltd.	18,699	603,643
	Hokuto Corp.	139,200	1,947,562

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	House Foods Group, Inc.	34,100	$723,028
#	Ichimasa Kamaboko Co. Ltd.	46,500	262,199
	Imuraya Group Co. Ltd.	61,500	1,031,796
	Inageya Co. Ltd.	44,600	432,259
*	I-NE Co. Ltd.	14,500	411,146
	Itochu-Shokuhin Co. Ltd.	35,100	1,351,208
	Itoham Yonekyu Holdings, Inc.	721,400	3,808,704
	Iwatsuka Confectionery Co. Ltd.	8,700	309,450
	JM Holdings Co. Ltd.	77,000	1,128,165
	J-Oil Mills, Inc.	122,300	1,404,390
	Kadoya Sesame Mills, Inc.	15,600	417,429
	Kakiyasu Honten Co. Ltd.	53,400	895,464
	Kameda Seika Co. Ltd.	66,800	2,214,290
#	Kaneko Seeds Co. Ltd.	44,700	560,701
	Kanemi Co. Ltd.	1,200	25,680
	Kato Sangyo Co. Ltd.	148,900	3,952,985
	Kenko Mayonnaise Co. Ltd.	73,300	668,076
#	Kibun Foods, Inc.	12,200	91,926
#	Kitanotatsujin Corp.	386,557	981,252
	Koike-ya, Inc.	300	12,274
	Kotobuki Spirits Co. Ltd.	62,200	4,413,439
	Kusuri no Aoki Holdings Co. Ltd.	84,200	4,270,468
	Kyokuyo Co. Ltd.	59,099	1,527,546
	Lacto Japan Co. Ltd.	47,000	724,514
	Life Corp.	81,400	1,589,067
	Mandom Corp.	216,800	2,421,985
	Marudai Food Co. Ltd.	123,800	1,358,457
	Maruha Nichiro Corp.	216,707	3,884,394
	Maxvalu Tokai Co. Ltd.	47,000	951,801
	Medical System Network Co. Ltd.	152,000	459,586
	Megmilk Snow Brand Co. Ltd.	271,100	3,608,981
#	Meito Sangyo Co. Ltd.	54,100	673,408
	Milbon Co. Ltd.	165,752	6,835,818
#	Ministop Co. Ltd.	89,500	948,740
	Mitsubishi Shokuhin Co. Ltd.	99,700	2,450,015
	Mitsui DM Sugar Holdings Co. Ltd.	109,370	1,678,529
#	Miyoshi Oil & Fat Co. Ltd.	34,400	253,488
	Morinaga & Co. Ltd.	215,699	6,109,232
	Morinaga Milk Industry Co. Ltd.	162,700	5,852,071
	Morozoff Ltd.	37,400	982,095
	MTG Co. Ltd.	24,700	269,104
	Nagatanien Holdings Co. Ltd.	74,900	1,181,806
	Nakamuraya Co. Ltd.	25,999	606,604
	Natori Co. Ltd.	65,000	949,208
	Nichimo Co. Ltd.	16,300	389,421
	Nihon Chouzai Co. Ltd.	73,420	641,647
	Niitaka Co. Ltd.	12,960	209,165
	Nippn Corp.	337,900	4,230,502
	Nippon Beet Sugar Manufacturing Co. Ltd.	65,500	825,136
	Nishimoto Co. Ltd.	19,500	547,649
	Nisshin Oillio Group Ltd.	151,900	3,723,687
	Nissui Corp.	1,771,500	7,262,738
	Nitto Fuji Flour Milling Co. Ltd.	16,200	548,901
	Noevir Holdings Co. Ltd.	85,800	3,501,188
#	Oenon Holdings, Inc.	294,200	611,442
#	OIE Sangyo Co. Ltd.	22,000	183,156
# *	Oisix ra daichi, Inc.	171,900	2,999,655
	Okuwa Co. Ltd.	155,300	992,640
	OUG Holdings, Inc.	21,300	400,516

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Pickles Holdings Co. Ltd.	56,900	$509,064
	Pigeon Corp.	593,025	9,188,314
#	Premium Water Holdings, Inc.	8,100	152,695
	Prima Meat Packers Ltd.	171,000	2,841,263
	Qol Holdings Co. Ltd.	159,100	1,396,514
#	Retail Partners Co. Ltd.	107,600	1,109,162
	Riken Vitamin Co. Ltd.	139,200	2,020,314
#	Rokko Butter Co. Ltd.	84,200	857,440
#	S Foods, Inc.	112,762	2,427,900
	S&B Foods, Inc.	42,798	1,138,152
#	Sagami Rubber Industries Co. Ltd.	56,000	348,270
#	San-A Co. Ltd.	118,000	3,635,614
	Sapporo Holdings Ltd.	203,120	5,220,377
	Sato Foods Co. Ltd.	800	30,022
	Satudora Holdings Co. Ltd.	3,900	24,880
	Shinnihonseiyaku Co. Ltd.	42,700	462,164
	Shinobu Foods Products Co. Ltd.	1,600	8,380
	Shoei Foods Corp.	66,300	2,020,829
	Showa Sangyo Co. Ltd.	114,300	2,188,330
	Soiken Holdings, Inc.	39,400	75,396
	ST Corp.	37,100	437,777
	Starzen Co. Ltd.	89,900	1,476,547
	Takara Holdings, Inc.	589,200	4,554,919
#	Toho Co. Ltd.	49,900	831,281
	Torigoe Co. Ltd.	94,500	428,556
#	Transaction Co. Ltd.	89,700	1,122,230
#	United Super Markets Holdings, Inc.	344,500	2,895,925
	Valor Holdings Co. Ltd.	216,000	3,144,373
	Warabeya Nichiyo Holdings Co. Ltd.	84,760	1,158,915
	Watahan & Co. Ltd.	94,100	1,010,150
	Wellneo Sugar Co. Ltd.	98,300	1,233,998
	Yaizu Suisankagaku Industry Co. Ltd.	62,100	399,948
	YAKUODO Holdings Co. Ltd.	69,400	1,308,825
#	YA-MAN Ltd.	194,200	1,746,425
	Yamatane Corp.	59,000	750,108
#	Yamaya Corp.	23,500	461,926
#	Yamazawa Co. Ltd.	11,800	115,544
	Yaoko Co. Ltd.	62,400	3,249,271
	Yokorei Co. Ltd.	296,900	2,150,367
	Yomeishu Seizo Co. Ltd.	48,700	685,889
# *	Yuasa Funashoku Co. Ltd.	14,300	299,215
	Yukiguni Maitake Co. Ltd.	40,800	308,463
	Yutaka Foods Corp.	3,900	60,179

TOTAL CONSUMER STAPLES			227,677,451

ENERGY — (0.7%)
#	BP Castrol KK	44,100	303,705
	Fuji Kosan Co. Ltd.	4,400	39,518
#	Fuji Oil Co. Ltd.	255,300	510,150
	Itochu Enex Co. Ltd.	346,100	2,951,042
	Japan Oil Transportation Co. Ltd.	15,500	282,320
	Japan Petroleum Exploration Co. Ltd.	215,300	7,256,315
	Mitsuuroko Group Holdings Co. Ltd.	197,500	1,933,190
*	Nippon Coke & Engineering Co. Ltd.	949,100	623,984
	Sala Corp.	315,700	1,795,304
	San-Ai Obbli Co. Ltd.	380,000	3,944,585
	Sinanen Holdings Co. Ltd.	46,500	1,125,846

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
	Toyo Kanetsu KK	48,100	$954,160

TOTAL ENERGY			21,720,119

FINANCIALS — (8.8%)
	77 Bank Ltd.	351,052	5,736,109
	Advance Create Co. Ltd.	63,400	499,464
#	AEON Financial Service Co. Ltd.	113,800	1,062,638
	Aichi Financial Group, Inc.	223,570	3,645,144
	Aiful Corp.	1,103,100	2,992,152
#	Aizawa Securities Group Co. Ltd.	200,800	1,047,990
	Akatsuki Corp.	144,000	345,142
	Akita Bank Ltd.	88,440	1,179,946
	Anicom Holdings, Inc.	139,800	539,916
# *	Aruhi Corp.	50,500	406,126
	Asax Co. Ltd.	9,300	42,121
	Awa Bank Ltd.	226,100	3,333,757
	Bank of Iwate Ltd.	82,982	1,331,614
	Bank of Kochi Ltd.	56,100	286,831
	Bank of Nagoya Ltd.	71,830	1,713,604
	Bank of Saga Ltd.	80,920	990,757
	Bank of the Ryukyus Ltd.	261,280	1,828,184
#	Bank of Toyama Ltd.	10,200	131,064
#	Casa, Inc.	28,400	177,832
	Chiba Kogyo Bank Ltd.	284,858	1,157,165
	Chugin Financial Group, Inc.	686,300	4,611,414
	Credit Saison Co. Ltd.	123,800	1,573,665
	Daishi Hokuetsu Financial Group, Inc.	256,100	5,597,087
	Daito Bank Ltd.	54,200	262,471
	eGuarantee, Inc.	221,400	3,643,574
#	Ehime Bank Ltd.	198,673	1,265,591
#	Entrust, Inc.	54,900	417,720
	FIDEA Holdings Co. Ltd.	121,990	1,228,292
	Financial Partners Group Co. Ltd.	48,100	420,934
#	First Bank of Toyama Ltd.	311,400	1,387,976
#	First Brothers Co. Ltd.	34,600	228,901
	Fukui Bank Ltd.	119,700	1,346,803
	Fukushima Bank Ltd.	17,200	29,648
	Fuyo General Lease Co. Ltd.	113,100	7,695,385
	GMO Financial Gate, Inc.	13,600	1,032,534
#	GMO Financial Holdings, Inc.	243,300	1,061,884
	Gunma Bank Ltd.	2,072,540	6,930,751
	Hachijuni Bank Ltd.	1,595,800	6,932,706
	Hirogin Holdings, Inc.	1,509,400	7,137,234
*	Hirose Tusyo, Inc.	20,800	417,149
	Hokkoku Financial Holdings, Inc.	139,100	4,346,833
	Hokuhoku Financial Group, Inc.	808,700	5,658,901
*	HS Holdings Co. Ltd.	152,200	1,125,952
	Hyakugo Bank Ltd.	1,361,409	3,817,444
	Hyakujushi Bank Ltd.	134,700	1,870,258
	Ichiyoshi Securities Co. Ltd.	224,000	1,024,031
	IwaiCosmo Holdings, Inc.	123,900	1,254,062
	Iyogin Holdings, Inc.	1,256,518	7,141,527
#	J Trust Co. Ltd.	367,141	1,098,521
	Jaccs Co. Ltd.	139,800	4,641,287
	JAFCO Group Co. Ltd.	550,200	7,880,773
#	Japan Investment Adviser Co. Ltd.	70,300	563,502
	Japan Securities Finance Co. Ltd.	577,000	4,438,243
#	Jimoto Holdings, Inc.	57,350	168,686
	J-Lease Co. Ltd.	31,900	518,153

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Juroku Financial Group, Inc.	188,800	$4,028,582
	Keiyo Bank Ltd.	664,300	2,844,671
	Kita-Nippon Bank Ltd.	43,506	651,541
	Kiyo Bank Ltd.	408,790	4,591,810
	Kyokuto Securities Co. Ltd.	152,800	685,519
	Kyushu Financial Group, Inc.	1,975,137	7,126,775
#	Kyushu Leasing Service Co. Ltd.	34,000	223,648
*	M&A Capital Partners Co. Ltd.	89,400	2,508,624
#	Marusan Securities Co. Ltd.	336,700	1,086,245
	Matsui Securities Co. Ltd.	589,300	3,483,714
	Mercuria Holdings Co. Ltd.	58,400	330,749
#	Minkabu The Infonoid, Inc.	21,700	321,598
#	Mito Securities Co. Ltd.	359,500	787,690
	Miyazaki Bank Ltd.	100,400	1,775,053
	Mizuho Leasing Co. Ltd.	173,100	4,592,681
	Monex Group, Inc.	1,037,500	3,773,449
	Money Partners Group Co. Ltd.	149,100	301,931
#	Mortgage Service Japan Ltd.	26,100	136,938
	Musashino Bank Ltd.	176,100	2,958,818
#	Nagano Bank Ltd.	48,599	532,152
	Nanto Bank Ltd.	171,700	3,016,925
	NEC Capital Solutions Ltd.	60,200	1,147,806
	Nishi-Nippon Financial Holdings, Inc.	739,500	6,082,128
	North Pacific Bank Ltd.	1,750,800	3,679,665
# *	OAK Capital Corp.	264,800	163,698
	Ogaki Kyoritsu Bank Ltd.	232,100	3,131,688
	Oita Bank Ltd.	89,199	1,379,434
	Okasan Securities Group, Inc.	952,800	3,394,250
	Okinawa Financial Group, Inc.	140,160	2,206,481
	Orient Corp.	278,390	2,319,384
	Premium Group Co. Ltd.	163,200	2,095,407
	Procrea Holdings, Inc.	236,772	3,763,520
	Ricoh Leasing Co. Ltd.	95,200	2,739,628
	San ju San Financial Group, Inc.	118,793	1,416,382
	San-In Godo Bank Ltd.	937,900	5,236,269
	SBI Global Asset Management Co. Ltd.	131,300	477,457
*	SBI Insurance Group Co. Ltd.	7,600	52,641
	Senshu Ikeda Holdings, Inc.	1,298,928	2,275,812
	Shiga Bank Ltd.	282,600	5,724,278
	Shikoku Bank Ltd.	234,100	1,540,801
	Shimizu Bank Ltd.	58,200	638,592
	Sparx Group Co. Ltd.	115,060	1,262,887
	Strike Co. Ltd.	51,700	1,494,581
	Suruga Bank Ltd.	883,900	3,097,976
	Taiko Bank Ltd.	41,800	351,213
	Tochigi Bank Ltd.	565,200	1,171,705
	Toho Bank Ltd.	1,304,200	2,135,943
#	Tohoku Bank Ltd.	61,300	455,193
	Tokai Tokyo Financial Holdings, Inc.	1,287,200	3,559,875
	Tokyo Kiraboshi Financial Group, Inc.	165,038	3,280,374
	Tomato Bank Ltd.	39,600	303,759
	TOMONY Holdings, Inc.	951,850	2,541,831
#	Tottori Bank Ltd.	51,600	446,248
	Towa Bank Ltd.	238,800	981,847
	Toyo Securities Co. Ltd.	385,500	920,906
#	Traders Holdings Co. Ltd.	13,720	50,846
	Tsukuba Bank Ltd.	494,300	795,693
	Wellnet Corp.	54,900	269,437
	Yamagata Bank Ltd.	143,600	1,100,126

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Yamaguchi Financial Group, Inc.	1,237,672	$7,583,348
	Yamanashi Chuo Bank Ltd.	162,526	1,404,989

TOTAL FINANCIALS			255,650,659

HEALTH CARE — (4.9%)
	As One Corp.	99,100	4,217,804
	ASKA Pharmaceutical Holdings Co. Ltd.	138,100	1,242,363
	Astena Holdings Co. Ltd.	194,800	640,381
	BML, Inc.	145,400	3,394,349
#	Carenet, Inc.	130,800	1,073,741
	CE Holdings Co. Ltd.	9,500	40,222
# *	CellSource Co. Ltd.	21,100	496,854
	Charm Care Corp. KK	112,500	943,449
	CMIC Holdings Co. Ltd.	63,200	989,216
	Create Medic Co. Ltd.	38,700	262,690
#	Daiken Medical Co. Ltd.	99,400	360,985
	Daito Pharmaceutical Co. Ltd.	77,580	1,444,202
	Eiken Chemical Co. Ltd.	205,400	2,428,338
	Elan Corp.	208,600	1,657,187
	EM Systems Co. Ltd.	32,100	205,161
	FALCO HOLDINGS Co. Ltd.	53,300	790,894
	FINDEX, Inc.	94,500	492,177
	France Bed Holdings Co. Ltd.	158,600	1,267,698
	Fuji Pharma Co. Ltd.	97,600	834,845
	Fukuda Denshi Co. Ltd.	125,900	4,052,674
	Fuso Pharmaceutical Industries Ltd.	42,600	641,674
	H.U. Group Holdings, Inc.	334,600	6,737,588
	Hogy Medical Co. Ltd.	65,900	1,580,863
	Hoshi Iryo-Sanki Co. Ltd.	9,600	282,707
	I’rom Group Co. Ltd.	38,400	550,200
*	Japan Hospice Holdings, Inc.	12,400	317,350
	Japan Lifeline Co. Ltd.	381,200	2,644,644
	Japan Medical Dynamic Marketing, Inc.	104,500	823,085
	JCR Pharmaceuticals Co. Ltd.	182,400	1,954,755
	Jeol Ltd.	165,900	5,362,407
	JMS Co. Ltd.	104,457	412,663
	Kaken Pharmaceutical Co. Ltd.	112,100	3,130,117
	Kanamic Network Co. Ltd.	139,700	516,295
	Kissei Pharmaceutical Co. Ltd.	174,100	3,476,243
	Koa Shoji Holdings Co. Ltd.	4,100	23,137
	KYORIN Holdings, Inc.	256,000	3,294,969
	Linical Co. Ltd.	69,400	365,465
#	Mani, Inc.	366,100	5,013,125
	Medical Data Vision Co. Ltd.	168,300	1,157,621
	Medikit Co. Ltd.	2,000	36,821
#	Medius Holdings Co. Ltd.	68,500	423,747
# *	MedPeer, Inc.	7,900	66,311
	Menicon Co. Ltd.	301,300	6,420,661
	Mizuho Medy Co. Ltd.	22,400	394,748
	Mochida Pharmaceutical Co. Ltd.	60,098	1,518,728
	Nakanishi, Inc.	335,800	6,670,802
	Nihon Kohden Corp.	127,900	3,470,438
	Nipro Corp.	856,500	6,598,306
	Paramount Bed Holdings Co. Ltd.	253,000	4,514,103
*	PeptiDream, Inc.	95,700	1,369,227
	PHC Holdings Corp.	1,200	13,021
*	RaQualia Pharma, Inc.	9,900	62,772
	Rion Co. Ltd.	51,800	756,311
	Sawai Group Holdings Co. Ltd.	168,900	4,658,533

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
#	Seed Co. Ltd.	68,100	$280,801
	Seikagaku Corp.	233,700	1,436,552
#	Shin Nippon Biomedical Laboratories Ltd.	134,300	2,793,944
	Ship Healthcare Holdings, Inc.	316,100	5,823,372
	Shofu, Inc.	67,400	1,033,546
#	Software Service, Inc.	18,600	1,251,658
	Solasto Corp.	331,500	1,593,355
	St-Care Holding Corp.	81,600	470,030
# *	SymBio Pharmaceuticals Ltd.	62,300	203,701
	Takara Bio, Inc.	169,300	2,221,046
	Techno Medica Co. Ltd.	14,700	210,221
	Toho Holdings Co. Ltd.	299,200	5,309,455
	Tokai Corp.	131,300	1,963,943
	Torii Pharmaceutical Co. Ltd.	88,300	2,122,460
	Towa Pharmaceutical Co. Ltd.	166,300	2,381,467
#	Trans Genic, Inc.	51,100	128,204
	Tsumura & Co.	283,918	5,645,833
	Value HR Co. Ltd.	92,800	1,109,255
	Vital KSK Holdings, Inc.	257,500	1,738,758
# *	Wakamoto Pharmaceutical Co. Ltd.	85,300	159,200
#	WIN-Partners Co. Ltd.	106,100	813,538
	ZERIA Pharmaceutical Co. Ltd.	46,000	780,767

TOTAL HEALTH CARE			141,565,773

INDUSTRIALS — (28.9%)
	Advan Group Co. Ltd.	144,200	1,052,481
#	Aeon Delight Co. Ltd.	114,400	2,627,900
	Aichi Corp.	223,100	1,342,727
	Aida Engineering Ltd.	303,600	1,878,065
*	Aidma Holdings, Inc.	1,400	42,349
	Airtech Japan Ltd.	2,000	16,743
#	AIT Corp.	8,100	98,975
	Ajis Co. Ltd.	28,900	499,115
	Alconix Corp.	141,600	1,458,482
#	Alinco, Inc.	80,500	641,366
	Alps Logistics Co. Ltd.	110,100	1,088,976
#	Altech Corp.	101,970	1,946,731
	Anest Iwata Corp.	220,200	1,671,058
	Asahi Diamond Industrial Co. Ltd.	320,400	2,270,235
	Asahi Kogyosha Co. Ltd.	51,400	848,533
	Asanuma Corp.	83,700	1,967,635
#	Asukanet Co. Ltd.	31,200	229,425
#	AZ-COM MARUWA Holdings, Inc.	169,000	2,545,419
	Bando Chemical Industries Ltd.	207,500	1,662,710
#	Bell System24 Holdings, Inc.	217,000	2,371,913
#	Br Holdings Corp.	221,200	592,846
#	Bunka Shutter Co. Ltd.	346,800	2,899,977
	Canare Electric Co. Ltd.	21,200	201,416
	Careerlink Co. Ltd.	21,900	413,731
	Central Glass Co. Ltd.	216,100	4,797,344
#	Central Security Patrols Co. Ltd.	53,000	1,086,359
	Chilled & Frozen Logistics Holdings Co. Ltd.	98,500	946,854
*	Chiyoda Corp.	906,000	2,685,877
	Chiyoda Integre Co. Ltd.	66,200	1,116,601
	Chori Co. Ltd.	73,000	1,384,025
	Chudenko Corp.	183,100	2,950,928
	Chugai Ro Co. Ltd.	36,600	512,104
	Chuo Warehouse Co. Ltd.	21,000	171,610
	CKD Corp.	244,600	3,993,999

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	CMC Corp.	30,200	$311,255
	Cosel Co. Ltd.	146,800	1,261,708
	Creek & River Co. Ltd.	67,100	1,170,842
*	CrowdWorks, Inc.	5,900	75,578
	CTI Engineering Co. Ltd.	69,200	1,580,051
	CTS Co. Ltd.	157,100	912,558
	Dai-Dan Co. Ltd.	89,200	1,597,121
#	Daido Kogyo Co. Ltd.	43,200	246,799
	Daihatsu Diesel Manufacturing Co. Ltd.	119,100	488,997
	Daihen Corp.	123,600	4,154,374
	Daiho Corp.	70,100	1,948,550
	Dai-Ichi Cutter Kogyo KK	46,300	410,368
	Daiichi Jitsugyo Co. Ltd.	51,100	2,148,796
	Daiichi Kensetsu Corp.	35,200	370,736
#	Daiki Axis Co. Ltd.	41,900	221,114
#	Daiseki Co. Ltd.	286,755	9,114,626
#	Daiseki Eco. Solution Co. Ltd.	39,159	274,963
	Daisue Construction Co. Ltd.	48,200	423,093
	Daiwa Industries Ltd.	194,900	2,040,905
	Denyo Co. Ltd.	96,400	1,240,824
#	Dip Corp.	198,900	5,331,499
	DMG Mori Co. Ltd.	731,800	12,371,702
	DMW Corp.	4,800	112,772
	Duskin Co. Ltd.	261,100	6,284,829
	Ebara Jitsugyo Co. Ltd.	64,800	1,407,180
#	Eidai Co. Ltd.	184,700	312,220
	EJ Holdings, Inc.	30,100	339,833
	en Japan, Inc.	189,208	3,265,457
	Endo Lighting Corp.	56,300	396,695
#	Envipro Holdings, Inc.	34,400	165,558
	ERI Holdings Co. Ltd.	14,100	159,626
	EXEO Group, Inc.	378,300	6,847,530
	F&M Co. Ltd.	44,400	659,364
*	FDK Corp.	64,298	425,179
	Forum Engineering, Inc.	24,500	156,010
#	Freund Corp.	75,600	364,570
	Fudo Tetra Corp.	97,080	1,196,950
	Fuji Corp.	369,200	6,251,578
	Fuji Die Co. Ltd.	55,300	348,775
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	52,041
	Fujikura Ltd.	613,500	4,358,037
	Fujisash Co. Ltd.	573,900	281,362
#	Fukuda Corp.	53,200	1,868,065
	Fukushima Galilei Co. Ltd.	79,400	2,870,507
	Fukuvi Chemical Industry Co. Ltd.	10,600	46,261
	Fukuyama Transporting Co. Ltd.	94,357	2,566,374
	FULLCAST Holdings Co. Ltd.	126,600	2,317,783
	Funai Soken Holdings, Inc.	241,570	4,959,529
	Furukawa Co. Ltd.	189,400	1,829,255
	Furukawa Electric Co. Ltd.	418,600	7,797,244
	Futaba Corp.	208,200	818,725
#	Gakujo Co. Ltd.	5,600	69,694
	Gecoss Corp.	95,900	639,649
#	Giken Ltd.	8,200	172,355
	Glory Ltd.	288,855	6,323,066
	gremz, Inc.	25,500	462,247
	GS Yuasa Corp.	393,683	7,110,445
	Hamakyorex Co. Ltd.	100,900	2,460,844
	Hanwa Co. Ltd.	169,500	5,067,334

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Hashimoto Sogyo Holdings Co. Ltd.	8,140	$69,324
#	Hazama Ando Corp.	1,150,400	7,441,018
#	Helios Techno Holding Co. Ltd.	106,400	280,728
	Hibiya Engineering Ltd.	109,900	1,794,611
	Hirakawa Hewtech Corp.	70,800	815,835
#	Hirano Tecseed Co. Ltd.	56,700	883,784
#	Hirata Corp.	27,900	1,449,240
	Hisaka Works Ltd.	127,300	859,624
	Hitachi Zosen Corp.	1,041,679	6,834,397
	Hito Communications Holdings, Inc.	43,900	528,891
#	Hokuetsu Industries Co. Ltd.	137,200	1,452,131
#	Hokuriku Electrical Construction Co. Ltd.	89,040	521,045
	Hosokawa Micron Corp.	87,500	1,918,667
	Howa Machinery Ltd.	65,100	439,145
#	Ichikawa Co. Ltd.	1,000	10,045
	Ichiken Co. Ltd.	33,600	451,278
	Ichinen Holdings Co. Ltd.	125,100	1,195,249
	Idec Corp.	187,600	4,888,221
#	Iino Kaiun Kaisha Ltd.	490,700	3,733,273
	Imura & Co. Ltd.	13,700	102,966
	Inaba Denki Sangyo Co. Ltd.	319,300	6,979,676
	Inaba Seisakusho Co. Ltd.	61,700	668,722
	Inabata & Co. Ltd.	280,200	5,698,068
	Infomart Corp.	761,600	1,599,928
	INFRONEER Holdings, Inc.	404,288	3,124,692
	Insource Co. Ltd.	295,300	3,021,079
	Inui Global Logistics Co. Ltd.	80,380	1,091,066
	IR Japan Holdings Ltd.	56,500	1,002,076
	Iseki & Co. Ltd.	114,049	1,027,528
	Ishii Iron Works Co. Ltd.	11,000	190,416
	Itoki Corp.	213,100	1,206,248
	Iwaki Co. Ltd.	56,100	551,270
	JAC Recruitment Co. Ltd.	105,100	2,073,448
	Japan Elevator Service Holdings Co. Ltd.	366,800	5,986,744
	Japan Foundation Engineering Co. Ltd.	119,000	465,073
	Japan Pulp & Paper Co. Ltd.	72,300	2,811,902
	Japan Steel Works Ltd.	86,700	1,630,316
	Japan Transcity Corp.	244,600	1,128,682
	JDC Corp.	79,900	364,363
	JK Holdings Co. Ltd.	92,940	724,552
#	Juki Corp.	174,000	822,845
	Kamei Corp.	148,700	1,655,444
	Kanaden Corp.	113,500	995,919
	Kanagawa Chuo Kotsu Co. Ltd.	42,800	1,053,310
	Kaname Kogyo Co. Ltd.	1,300	7,678
	Kanamoto Co. Ltd.	195,900	3,227,709
	Kandenko Co. Ltd.	616,100	4,352,292
	Kanematsu Corp.	492,625	6,117,799
	Katakura Industries Co. Ltd.	151,500	2,125,027
	Kato Works Co. Ltd.	54,900	430,394
	Kawada Technologies, Inc.	32,300	918,813
	Kawata Manufacturing Co. Ltd.	23,300	150,573
	Keihin Co. Ltd.	15,700	194,536
	KFC Ltd.	8,700	84,403
	Kimura Chemical Plants Co. Ltd.	98,900	507,182
	Kimura Unity Co. Ltd.	47,000	366,731
	King Jim Co. Ltd.	59,600	408,537
	Kitagawa Corp.	50,300	409,072
	Kitano Construction Corp.	24,072	535,021

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Kitz Corp.	405,100	$2,848,499
*	Kobe Electric Railway Co. Ltd.	37,299	890,553
	Koike Sanso Kogyo Co. Ltd.	13,400	232,918
	Kokuyo Co. Ltd.	449,525	6,382,244
	KOMAIHALTEC, Inc.	18,200	231,043
	Komatsu Wall Industry Co. Ltd.	49,300	747,286
	Komori Corp.	291,700	2,188,729
	Kondotec, Inc.	114,200	864,061
	Konoike Transport Co. Ltd.	170,700	1,925,040
	Kosaido Holdings Co. Ltd.	100,800	1,792,682
	Kozo Keikaku Engineering, Inc.	22,000	494,350
	KPP Group Holdings Co. Ltd.	231,500	1,173,497
	KRS Corp.	75,600	564,495
	Kumagai Gumi Co. Ltd.	213,600	4,287,918
	Kuroda Precision Industries Ltd.	700	8,464
	Kyodo Printing Co. Ltd.	43,500	903,023
	Kyokuto Boeki Kaisha Ltd.	66,000	750,995
	Kyokuto Kaihatsu Kogyo Co. Ltd.	198,600	2,427,369
# *	KYORITSU Co. Ltd.	151,200	180,409
	Kyudenko Corp.	216,100	5,496,551
#	LIKE, Inc.	66,300	1,024,668
	Link & Motivation, Inc.	252,500	1,003,677
*	LTS, Inc.	2,100	43,926
	Mabuchi Motor Co. Ltd.	252,834	7,377,485
	Maezawa Industries, Inc.	49,000	244,268
#	Maezawa Kasei Industries Co. Ltd.	84,000	963,457
	Maezawa Kyuso Industries Co. Ltd.	122,700	888,602
	Makino Milling Machine Co. Ltd.	145,100	5,332,481
#	Management Solutions Co. Ltd.	51,700	1,297,262
	Marufuji Sheet Piling Co. Ltd.	11,800	183,633
	MARUKA FURUSATO Corp.	45,807	974,092
#	Marumae Co. Ltd.	31,900	409,667
	Maruyama Manufacturing Co., Inc.	18,800	254,097
	Maruzen Co. Ltd.	65,800	935,607
	Maruzen Showa Unyu Co. Ltd.	79,400	1,933,195
#	Matching Service Japan Co. Ltd.	52,000	403,964
	Matsuda Sangyo Co. Ltd.	75,682	1,300,575
#	Matsui Construction Co. Ltd.	125,500	641,527
	Max Co. Ltd.	158,700	2,546,638
	Meidensha Corp.	216,410	3,149,740
	Meiho Facility Works Ltd.	36,100	214,391
	Meiji Electric Industries Co. Ltd.	52,500	478,824
#	Meiji Shipping Co. Ltd.	94,000	443,196
	Meisei Industrial Co. Ltd.	216,000	1,263,320
	Meitec Corp.	478,200	8,561,954
# *	Meiwa Corp.	145,600	754,843
# *	MetaReal Corp.	22,800	240,806
	METAWATER Co. Ltd.	114,300	1,493,681
#	Midac Holdings Co. Ltd.	28,600	467,426
#	Mie Kotsu Group Holdings, Inc.	346,700	1,463,759
	Mirai Industry Co. Ltd.	4,600	61,637
	Mirait One Corp.	565,135	7,038,153
	Mitani Corp.	294,600	2,994,022
	Mitani Sangyo Co. Ltd.	145,000	352,408
	Mitsubishi Kakoki Kaisha Ltd.	39,000	659,971
	Mitsubishi Logisnext Co. Ltd.	184,400	1,314,583
	Mitsubishi Logistics Corp.	110,200	2,591,559
	Mitsubishi Pencil Co. Ltd.	133,500	1,642,932
	Mitsuboshi Belting Ltd.	95,300	2,836,033

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
*	Mitsui E&S Holdings Co. Ltd.	298,581	$943,178
#	Mitsui Matsushima Holdings Co. Ltd.	71,100	1,767,883
	Mitsui-Soko Holdings Co. Ltd.	125,200	3,719,131
	Miyaji Engineering Group, Inc.	37,517	1,059,820
	Mori-Gumi Co. Ltd.	69,500	152,454
	Morita Holdings Corp.	208,200	2,094,750
#	NAC Co. Ltd.	61,300	441,849
	Nachi-Fujikoshi Corp.	86,900	2,599,041
	Nadex Co. Ltd.	40,600	314,719
	Nagase & Co. Ltd.	584,600	9,005,315
	Naigai Trans Line Ltd.	41,700	725,634
	Nakabayashi Co. Ltd.	113,400	407,458
	Nakakita Seisakusho Co. Ltd.	3,700	64,340
#	Nakamoto Packs Co. Ltd.	33,300	395,288
*	Nakamura Choukou Co. Ltd.	6,600	32,793
	Nakanishi Manufacturing Co. Ltd.	5,700	80,988
#	Nakano Corp.	107,000	298,301
# *	Namura Shipbuilding Co. Ltd.	268,528	707,355
	Narasaki Sangyo Co. Ltd.	25,400	355,545
	Nice Corp.	30,000	308,584
	Nichias Corp.	378,700	7,632,364
	Nichiban Co. Ltd.	68,100	988,612
	Nichiden Corp.	97,100	1,398,052
	Nichiha Corp.	159,280	3,257,971
	Nichireki Co. Ltd.	148,800	1,673,746
	Nihon Dengi Co. Ltd.	30,800	793,077
	Nihon Flush Co. Ltd.	122,000	900,476
	Nikkiso Co. Ltd.	304,400	2,166,731
	Nikko Co. Ltd.	168,400	806,229
	Nikkon Holdings Co. Ltd.	372,100	6,973,100
	Nippi, Inc.	11,900	340,824
#	Nippon Air Conditioning Services Co. Ltd.	187,100	1,018,202
	Nippon Aqua Co. Ltd.	55,400	392,067
	Nippon Carbon Co. Ltd.	66,200	2,051,177
	Nippon Concept Corp.	39,500	503,141
	Nippon Densetsu Kogyo Co. Ltd.	224,600	2,692,742
	Nippon Dry-Chemical Co. Ltd.	11,300	152,816
	Nippon Filcon Co. Ltd.	15,700	56,131
	Nippon Hume Corp.	137,300	778,170
	Nippon Koei Co. Ltd.	74,200	1,891,909
	Nippon Parking Development Co. Ltd.	1,222,100	2,149,657
	Nippon Rietec Co. Ltd.	26,400	186,864
	Nippon Road Co. Ltd.	20,400	1,125,461
	Nippon Seisen Co. Ltd.	14,800	512,191
	Nippon Sharyo Ltd.	40,999	626,349
*	Nippon Sheet Glass Co. Ltd.	559,900	2,689,283
	Nippon Steel Trading Corp.	92,460	6,487,955
	Nippon Thompson Co. Ltd.	338,500	1,491,998
	Nippon Tungsten Co. Ltd.	6,699	131,335
	Nishimatsu Construction Co. Ltd.	201,800	5,217,404
	Nishi-Nippon Railroad Co. Ltd.	259,200	4,688,355
	Nishio Rent All Co. Ltd.	123,800	2,908,089
	Nissei ASB Machine Co. Ltd.	50,300	1,492,642
	Nissei Plastic Industrial Co. Ltd.	105,100	786,765
	Nisshinbo Holdings, Inc.	887,380	6,797,861
	Nissin Corp.	90,000	1,440,520
	Nisso Corp.	69,000	371,221
	Nitta Corp.	123,700	2,742,830
	Nitto Boseki Co. Ltd.	79,000	1,207,167

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Nitto Kogyo Corp.	166,300	$3,320,276
	Nitto Kohki Co. Ltd.	69,900	955,629
	Nitto Seiko Co. Ltd.	186,200	797,400
	Nittoc Construction Co. Ltd.	117,600	863,159
	Nittoku Co. Ltd.	3,100	68,347
	NJS Co. Ltd.	36,800	624,473
	Noda Corp.	116,900	1,079,698
	Nomura Micro Science Co. Ltd.	39,900	1,260,182
	Noritake Co. Ltd.	57,700	2,002,867
	Noritsu Koki Co. Ltd.	117,500	1,991,382
	Noritz Corp.	175,100	2,301,199
#	NS Tool Co. Ltd.	105,300	829,549
	NS United Kaiun Kaisha Ltd.	58,900	1,836,272
	NTN Corp.	2,389,800	6,098,271
#	Obara Group, Inc.	72,300	2,162,516
#	Ochi Holdings Co. Ltd.	8,900	82,400
	Odawara Engineering Co. Ltd.	9,900	125,775
#	Ohba Co. Ltd.	76,500	450,576
	Ohmoto Gumi Co. Ltd.	4,100	226,947
	Oiles Corp.	139,970	1,776,780
	Okabe Co. Ltd.	227,900	1,322,880
	Okada Aiyon Corp.	42,800	574,857
	Okamoto Machine Tool Works Ltd.	25,299	1,013,075
	Okamura Corp.	368,200	3,802,384
	OKUMA Corp.	147,700	6,614,830
	Okumura Corp.	181,680	4,294,248
	Onoken Co. Ltd.	107,500	1,206,771
	Open Up Group, Inc.	82,100	1,195,385
	Organo Corp.	162,700	4,447,684
	Oriental Consultants Holdings Co. Ltd.	6,100	118,675
	Oriental Shiraishi Corp.	747,300	1,839,500
	Origin Co. Ltd.	24,900	245,711
	OSG Corp.	526,900	7,946,169
	Outsourcing, Inc.	731,600	7,216,230
	Oyo Corp.	126,400	2,125,128
	Paraca, Inc.	35,900	554,712
	Parker Corp.	34,000	154,059
#	Pasco Corp.	11,200	120,033
	Pasona Group, Inc.	137,400	1,952,808
	Pegasus Sewing Machine Manufacturing Co. Ltd.	135,300	649,059
	Penta-Ocean Construction Co. Ltd.	1,407,000	6,723,183
	People Dreams & Technologies Group Co. Ltd.	23,700	272,143
	Pilot Corp.	130,000	4,229,779
	Prestige International, Inc.	638,800	2,884,611
	Pronexus, Inc.	104,900	768,551
	PS Mitsubishi Construction Co. Ltd.	203,300	1,005,108
	Punch Industry Co. Ltd.	88,700	300,520
	Quick Co. Ltd.	77,000	1,035,516
	Raito Kogyo Co. Ltd.	282,600	4,160,963
	Raiznext Corp.	269,300	2,964,828
#	Rasa Corp.	63,200	692,434
	Relia, Inc.	174,900	1,926,442
	Rheon Automatic Machinery Co. Ltd.	120,500	1,190,828
#	Rix Corp.	17,300	328,243
	Ryobi Ltd.	152,640	1,780,889
#	S LINE Co. Ltd.	23,800	151,148
	Sakai Heavy Industries Ltd.	23,300	705,843
	Sakai Moving Service Co. Ltd.	70,400	2,463,301
	Sanki Engineering Co. Ltd.	268,900	2,974,096

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Sanko Gosei Ltd.	134,300	$616,797
	Sanko Metal Industrial Co. Ltd.	16,200	469,927
	Sankyo Tateyama, Inc.	139,674	756,143
	Sankyu, Inc.	140,600	5,217,763
	Sansei Technologies, Inc.	64,500	393,645
	Sansha Electric Manufacturing Co. Ltd.	62,600	450,086
	Sanyo Denki Co. Ltd.	53,600	2,497,962
	Sanyo Electric Railway Co. Ltd.	109,898	1,890,520
	Sanyo Engineering & Construction, Inc.	60,200	279,191
	Sanyo Industries Ltd.	9,900	137,961
	Sanyo Trading Co. Ltd.	138,600	1,270,097
	Sata Construction Co. Ltd.	86,199	318,916
	Sato Holdings Corp.	173,800	2,879,398
	Sato Shoji Corp.	86,800	933,692
	SBS Holdings, Inc.	117,700	2,990,683
#	SEC Carbon Ltd.	10,900	719,676
#	Seibu Electric & Machinery Co. Ltd.	10,300	124,085
	Seika Corp.	56,700	880,769
	Seikitokyu Kogyo Co. Ltd.	185,330	1,135,615
	Seiko Electric Co. Ltd.	4,900	37,669
	Seino Holdings Co. Ltd.	440,200	4,859,657
	Sekisui Jushi Corp.	192,600	3,029,610
	Senko Group Holdings Co. Ltd.	688,500	4,917,170
	Senshu Electric Co. Ltd.	77,500	1,918,819
	Shibaura Machine Co. Ltd.	120,800	2,885,633
	Shibusawa Warehouse Co. Ltd.	58,000	973,468
	Shibuya Corp.	93,100	1,760,332
	Shima Seiki Manufacturing Ltd.	165,300	2,359,621
#	Shimojima Co. Ltd.	48,800	362,581
	Shin Maint Holdings Co. Ltd.	14,600	153,858
	Shin Nippon Air Technologies Co. Ltd.	84,680	1,193,716
#	Shinki Bus Co. Ltd.	1,900	49,800
	Shinmaywa Industries Ltd.	348,100	3,106,515
	Shinnihon Corp.	164,700	1,165,282
	Shinsho Corp.	30,000	1,315,648
	Shinwa Co. Ltd.	62,300	995,645
	Shinwa Co. Ltd.	24,800	134,562
	SIGMAXYZ Holdings, Inc.	209,700	1,806,379
	Sinfonia Technology Co. Ltd.	135,800	1,622,997
	Sinko Industries Ltd.	122,500	1,531,698
	Sintokogio Ltd.	273,000	1,719,520
	SMS Co. Ltd.	160,200	3,896,140
#	Soda Nikka Co. Ltd.	105,700	648,880
	Sodick Co. Ltd.	286,600	1,649,268
	Sotetsu Holdings, Inc.	225,700	3,866,859
#	Space Co. Ltd.	96,562	670,562
	S-Pool, Inc.	410,600	1,854,124
	Star Micronics Co. Ltd.	217,000	2,961,137
#	Studio Alice Co. Ltd.	56,600	915,498
	Subaru Enterprise Co. Ltd.	6,300	440,312
	Sugimoto & Co. Ltd.	61,600	964,571
#	Sumiseki Holdings, Inc.	239,800	667,005
	Sumitomo Densetsu Co. Ltd.	109,300	2,111,579
	Sumitomo Mitsui Construction Co. Ltd.	922,840	2,676,890
	Sumitomo Warehouse Co. Ltd.	333,600	5,488,920
	Suzumo Machinery Co. Ltd.	4,400	35,259
	SWCC Showa Holdings Co. Ltd.	154,100	2,213,933
#	Tacmina Corp.	14,700	136,896
	Tadano Ltd.	683,800	5,404,999

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Taihei Dengyo Kaisha Ltd.	89,200	$2,735,260
#	Taiheiyo Kouhatsu, Inc.	41,300	252,088
	Taikisha Ltd.	157,700	4,390,671
	Taisei Oncho Co. Ltd.	14,900	218,086
	Takamatsu Construction Group Co. Ltd.	99,100	1,518,221
#	Takamiya Co. Ltd.	137,800	449,247
#	Takano Co. Ltd.	50,700	271,862
	Takaoka Toko Co. Ltd.	64,820	1,153,614
	Takara & Co. Ltd.	47,155	799,145
	Takara Standard Co. Ltd.	196,500	2,181,395
	Takasago Thermal Engineering Co. Ltd.	293,400	4,678,531
	Takashima & Co. Ltd.	25,200	555,439
#	Takatori Corp.	4,500	178,743
#	Takeuchi Manufacturing Co. Ltd.	214,800	4,768,269
	Takigami Steel Construction Co. Ltd.	5,300	319,538
	Takisawa Machine Tool Co. Ltd.	28,500	268,336
	Takuma Co. Ltd.	189,100	1,899,395
	Tanabe Consulting Group Co. Ltd.	2,400	16,342
#	Tanabe Engineering Corp.	39,500	288,795
	Tanseisha Co. Ltd.	246,649	1,436,806
	Tatsuta Electric Wire & Cable Co. Ltd.	234,900	1,260,818
	Techno Ryowa Ltd.	68,690	450,967
	Techno Smart Corp.	49,500	595,561
	Teikoku Electric Manufacturing Co. Ltd.	103,400	1,917,080
	Teikoku Sen-I Co. Ltd.	113,000	1,412,493
	Tekken Corp.	83,400	1,139,125
	Terasaki Electric Co. Ltd.	25,500	219,570
#	Tess Holdings Co. Ltd.	32,300	265,466
	TKC Corp.	183,400	5,093,524
	Toa Corp.	89,700	1,797,656
	TOA ROAD Corp.	50,400	1,425,653
	Toba, Inc.	9,800	210,380
	Tobishima Corp.	117,870	938,479
	Tocalo Co. Ltd.	374,400	3,679,987
	Toda Corp.	763,300	3,987,957
	Toenec Corp.	54,000	1,391,058
	Togami Electric Manufacturing Co. Ltd.	17,800	238,115
	TOKAI Holdings Corp.	642,800	4,235,586
	Tokai Lease Co. Ltd.	18,800	187,769
	Tokyo Energy & Systems, Inc.	144,700	975,626
	Tokyo Keiki, Inc.	71,022	652,818
	Tokyo Sangyo Co. Ltd.	126,500	703,524
	Tokyu Construction Co. Ltd.	523,900	2,672,609
	Toli Corp.	282,400	582,496
	Tomoe Corp.	155,100	506,657
	Tomoe Engineering Co. Ltd.	46,400	847,563
	Tonami Holdings Co. Ltd.	37,500	1,166,464
	Torishima Pump Manufacturing Co. Ltd.	118,300	1,404,294
	Totech Corp.	48,100	1,591,589
	Totetsu Kogyo Co. Ltd.	152,800	3,126,030
	Toukei Computer Co. Ltd.	6,810	342,763
	Toyo Construction Co. Ltd.	492,600	3,406,641
	Toyo Denki Seizo KK	22,850	158,970
*	Toyo Engineering Corp.	194,378	832,464
	Toyo Logistics Co. Ltd.	85,100	185,766
	Toyo Machinery & Metal Co. Ltd.	100,000	445,907
#	Toyo Tanso Co. Ltd.	88,700	2,760,571
#	Toyo Wharf & Warehouse Co. Ltd.	24,100	244,825
	Trancom Co. Ltd.	47,200	2,642,006

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
*	Transcosmos, Inc.	116,500	$2,765,227
	Trinity Industrial Corp.	36,000	183,711
	Trusco Nakayama Corp.	236,800	4,022,597
	Tsubaki Nakashima Co. Ltd.	261,300	1,894,412
	Tsubakimoto Chain Co.	158,840	3,867,685
	Tsubakimoto Kogyo Co. Ltd.	28,400	885,391
	Tsugami Corp.	267,700	2,915,333
	Tsukishima Kikai Co. Ltd.	165,000	1,358,579
	Tsurumi Manufacturing Co. Ltd.	117,500	1,843,209
#	Ueki Corp.	60,800	614,241
	UEX Ltd.	1,500	14,330
	Union Tool Co.	46,900	1,169,550
	Ushio, Inc.	600,400	7,577,065
*	UT Group Co. Ltd.	183,200	3,424,601
	Wakachiku Construction Co. Ltd.	74,800	2,161,378
	Wakita & Co. Ltd.	217,200	1,998,072
	WDB Holdings Co. Ltd.	63,000	945,793
	Weathernews, Inc.	36,200	1,814,880
# *	Welbe, Inc.	59,100	273,490
	Will Group, Inc.	96,500	790,133
#	World Holdings Co. Ltd.	50,700	984,261
	Yahagi Construction Co. Ltd.	172,600	1,077,060
	YAMABIKO Corp.	217,528	2,167,215
	YAMADA Consulting Group Co. Ltd.	64,900	751,052
	Yamashina Corp.	245,700	122,208
	Yamato Corp.	108,400	721,584
#	Yamaura Corp.	12,700	104,803
	Yamazen Corp.	353,200	2,717,863
	Yasuda Logistics Corp.	99,100	775,546
	Yokogawa Bridge Holdings Corp.	198,600	3,249,200
	Yondenko Corp.	54,120	771,785
	Yuasa Trading Co. Ltd.	103,900	2,975,471
	Yuken Kogyo Co. Ltd.	18,100	261,993
	Yurtec Corp.	257,400	1,614,370
	Yushin Precision Equipment Co. Ltd.	29,800	170,925
	Zaoh Co. Ltd.	25,900	440,478
	Zenitaka Corp.	19,200	431,366
	Zuiko Corp.	94,600	747,111

TOTAL INDUSTRIALS			840,975,450

INFORMATION TECHNOLOGY — (14.9%)
#	A&D HOLON Holdings Co. Ltd.	138,500	1,497,579
*	Access Co. Ltd.	82,500	545,784
	Ad-sol Nissin Corp.	47,200	611,050
#	Adtec Plasma Technology Co. Ltd.	25,000	291,674
#	AGS Corp.	13,000	68,276
	Ai Holdings Corp.	244,200	4,236,402
	Aichi Tokei Denki Co. Ltd.	53,600	605,475
	Aiphone Co. Ltd.	66,800	1,029,435
*	Allied Telesis Holdings KK	191,200	151,773
	Alpha Systems, Inc.	23,920	736,135
	Alps Alpine Co. Ltd.	360,100	3,465,446
	Amano Corp.	291,800	5,513,136
	Anritsu Corp.	851,999	7,875,771
	AOI Electronics Co. Ltd.	27,700	386,552
	Argo Graphics, Inc.	102,600	2,857,946
	Arisawa Manufacturing Co. Ltd.	207,900	1,971,786
	Artiza Networks, Inc.	14,900	112,309
	Asahi Intelligence Service Co. Ltd.	1,300	11,543

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Atled Corp.	15,700	$170,564
	Avant Group Corp.	127,700	1,383,327
	Base Co. Ltd.	15,600	681,217
*	BrainPad, Inc.	87,600	474,837
	Broadband Tower, Inc.	116,500	129,336
	Business Brain Showa-Ota, Inc.	41,500	659,576
#	Business Engineering Corp.	4,400	99,566
	CAC Holdings Corp.	75,200	956,797
	Canon Electronics, Inc.	125,200	1,749,202
#	CDS Co. Ltd.	15,500	218,806
#	Celsys, Inc.	206,000	1,061,444
	Change, Inc.	148,200	2,641,569
	Chino Corp.	45,000	731,458
	Citizen Watch Co. Ltd.	1,550,700	9,123,856
	CMK Corp.	275,600	953,529
	Computer Engineering & Consulting Ltd.	170,100	1,645,385
	Computer Institute of Japan Ltd.	227,278	933,469
	Comture Corp.	143,900	2,261,005
	Core Corp.	45,800	555,214
	Cresco Ltd.	84,700	1,087,733
#	Cross Cat Co. Ltd.	8,200	79,767
#	Cube System, Inc.	60,600	522,639
	Cyber Com Co. Ltd.	10,600	115,871
	Cyberlinks Co. Ltd.	32,400	223,308
	Cybozu, Inc.	150,100	3,348,554
	Daiko Denshi Tsushin Ltd.	23,100	85,333
#	Daishinku Corp.	148,696	820,570
	Daitron Co. Ltd.	55,600	1,122,289
	Daiwabo Holdings Co. Ltd.	574,800	9,493,732
	Dawn Corp.	4,000	67,506
#	Densan System Holdings Co. Ltd.	43,600	872,676
	Dexerials Corp.	345,400	7,061,674
	Digital Arts, Inc.	73,500	2,851,807
	Digital Garage, Inc.	177,800	5,873,342
	Digital Hearts Holdings Co. Ltd.	74,800	825,372
	Digital Information Technologies Corp.	61,700	800,317
	DKK Co. Ltd.	61,300	1,034,194
#	DKK-Toa Corp.	31,400	198,922
	Double Standard, Inc.	42,500	669,153
	DTS Corp.	250,500	6,103,324
	Ebase Co. Ltd.	125,600	653,931
	E-Guardian, Inc.	62,600	1,089,374
	Eizo Corp.	96,200	2,977,855
	Elecom Co. Ltd.	256,300	2,437,719
	Elematec Corp.	113,542	1,592,122
	Enomoto Co. Ltd.	29,100	388,116
	Enplas Corp.	46,100	1,705,978
	ESPEC Corp.	116,100	1,789,787
	Ferrotec Holdings Corp.	241,000	6,096,737
	Fixstars Corp.	105,300	1,181,136
	Focus Systems Corp.	53,700	406,955
	Forval Corp.	51,100	457,929
	FTGroup Co. Ltd.	51,000	429,546
	Fuji Soft, Inc.	41,500	2,409,044
	Fukui Computer Holdings, Inc.	58,900	1,220,921
	Furuno Electric Co. Ltd.	155,900	1,151,223
#	Furuya Metal Co. Ltd.	16,500	1,137,051
	Future Corp.	292,400	4,041,814
	Future Innovation Group, Inc.	11,900	27,008

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	GL Sciences, Inc.	44,500	$774,479
	Glosel Co. Ltd.	113,200	359,847
#	GMO GlobalSign Holdings KK	33,000	1,020,115
	GMO internet group, Inc.	13,600	265,077
#	GMO Pepabo, Inc.	7,300	101,845
	Hagiwara Electric Holdings Co. Ltd.	47,100	1,183,759
#	Hakuto Co. Ltd.	82,700	3,081,366
# *	Hennge KK	13,200	74,610
	Himacs Ltd.	960	10,172
	Hioki EE Corp.	61,700	4,043,889
	Hochiki Corp.	91,500	1,070,828
#	Hokuriku Electric Industry Co. Ltd.	21,839	225,088
	Horiba Ltd.	122,500	7,352,081
	Hosiden Corp.	304,400	3,707,733
# *	Hotto Link, Inc.	55,800	147,127
#	HPC Systems, Inc.	17,700	301,533
#	Icom, Inc.	54,900	1,047,253
	ID Holdings Corp.	79,450	599,975
	I’ll, Inc.	28,500	516,008
	Ines Corp.	123,100	1,277,424
	I-Net Corp.	76,490	736,652
	Information Services International-Dentsu Ltd.	25,100	990,065
	Innotech Corp.	96,100	1,005,392
	Intelligent Wave, Inc.	50,500	274,445
	Inter Action Corp.	58,500	675,774
	I-PEX, Inc.	72,100	767,472
	Iriso Electronics Co. Ltd.	127,400	4,745,531
	ISB Corp.	51,700	469,768
*	ITbook Holdings Co. Ltd.	72,300	214,920
	Itfor, Inc.	172,600	1,123,233
# *	Iwatsu Electric Co. Ltd.	53,100	332,593
	Japan Aviation Electronics Industry Ltd.	294,700	5,131,646
	Japan Cash Machine Co. Ltd.	138,300	1,256,561
	Japan Electronic Materials Corp.	60,200	694,256
	Japan Material Co. Ltd.	431,700	7,721,912
	Japan System Techniques Co. Ltd.	30,400	414,179
	Jastec Co. Ltd.	71,600	691,483
	JBCC Holdings, Inc.	90,100	1,478,596
	JFE Systems, Inc.	10,000	198,044
# *	JIG-SAW, Inc.	18,500	744,118
	Justsystems Corp.	143,000	3,823,411
	Kaga Electronics Co. Ltd.	100,200	3,805,181
*	Kaonavi, Inc.	2,800	53,854
	KEL Corp.	27,900	385,904
	Koa Corp.	193,600	2,704,084
	Konica Minolta, Inc.	1,398,200	6,022,145
	KSK Co. Ltd.	3,000	52,017
#	Kyoden Co. Ltd.	116,100	448,190
	Kyosan Electric Manufacturing Co. Ltd.	257,600	827,734
	Kyowa Electronic Instruments Co. Ltd.	129,800	342,397
	LAC Co. Ltd.	97,400	515,767
	Macnica Holdings, Inc.	326,750	9,307,311
	Marubun Corp.	106,400	1,100,405
	Maruwa Co. Ltd.	55,400	7,724,549
	Maxell Ltd.	289,100	3,364,601
	MCJ Co. Ltd.	428,700	3,018,105
*	Megachips Corp.	104,700	2,597,667
	Meiko Electronics Co. Ltd.	129,300	2,877,990
	Melco Holdings, Inc.	35,600	879,714

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
*	Metaps, Inc.	2,500	$16,689
	Micronics Japan Co. Ltd.	149,800	1,517,287
	MIMAKI ENGINEERING Co. Ltd.	113,200	574,228
	Mimasu Semiconductor Industry Co. Ltd.	107,681	2,405,853
	Miraial Co. Ltd.	40,000	496,709
	Miroku Jyoho Service Co. Ltd.	112,800	1,404,054
	Mitachi Co. Ltd.	7,900	87,957
	Mitsubishi Research Institute, Inc.	50,700	1,952,774
	Mitsui High-Tec, Inc.	28,100	1,787,090
	m-up Holdings, Inc.	180,000	1,558,247
#	Mutoh Holdings Co. Ltd.	7,400	92,618
	Nagano Keiki Co. Ltd.	86,800	867,037
	Naigai Tec Corp.	7,900	151,410
	NEC Networks & System Integration Corp.	221,808	2,709,564
	NET One Systems Co. Ltd.	295,400	7,088,497
	NF Holdings Corp.	12,900	99,245
	Nichicon Corp.	294,200	3,077,155
	Nihon Dempa Kogyo Co. Ltd.	109,100	1,066,526
	Nihon Denkei Co. Ltd.	43,300	623,949
	Nippon Ceramic Co. Ltd.	8,900	182,292
*	Nippon Chemi-Con Corp.	115,300	1,838,684
#	Nippon Computer Dynamics Co. Ltd.	36,200	207,510
*	Nippon Denkai Ltd.	8,000	110,035
	Nippon Electric Glass Co. Ltd.	359,436	6,930,948
#	Nippon Information Development Co. Ltd.	12,600	161,581
#	Nippon Kodoshi Corp.	51,600	769,345
	Nippon Signal Company Ltd.	284,800	2,287,953
	Nissha Co. Ltd.	242,900	3,426,874
	Nohmi Bosai Ltd.	140,700	1,800,185
	NSD Co. Ltd.	482,660	8,706,237
	NSW, Inc.	48,600	796,296
	Ohara, Inc.	48,700	433,237
#	Ohizumi Mfg. Co. Ltd.	7,001	43,681
	Oki Electric Industry Co. Ltd.	519,356	2,821,914
	Optex Group Co. Ltd.	178,820	2,813,827
*	Optim Corp.	86,500	609,098
	Optorun Co. Ltd.	102,800	1,728,004
	Oro Co. Ltd.	37,200	595,356
	Osaki Electric Co. Ltd.	281,800	1,133,848
#	Oval Corp.	35,600	110,005
# *	Oxide Corp.	6,400	193,807
	PCI Holdings, Inc.	45,300	344,122
	Plus Alpha Consulting Co. Ltd.	12,200	279,037
	Pole To Win Holdings, Inc.	199,600	1,348,646
#	Pro-Ship, Inc.	51,100	530,198
	Restar Holdings Corp.	108,800	1,781,128
	Riken Keiki Co. Ltd.	87,100	3,753,897
	Riso Kagaku Corp.	58,200	1,015,857
#	River Eletec Corp.	35,300	190,368
	Roland DG Corp.	79,800	2,000,393
#	Rorze Corp.	68,000	6,033,901
	RS Technologies Co. Ltd.	41,700	1,027,714
	Ryoden Corp.	92,900	1,312,864
	Ryosan Co. Ltd.	124,400	3,087,970
	Saison Information Systems Co. Ltd.	27,400	378,177
	Sakura Internet, Inc.	131,700	617,251
	Samco, Inc.	800	30,865
	Sanken Electric Co. Ltd.	124,600	10,000,274
	Sanshin Electronics Co. Ltd.	70,900	1,291,975

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Santec Corp.	3,600	$68,835
	Satori Electric Co. Ltd.	73,880	961,683
#	Saxa Holdings, Inc.	27,200	383,103
	SB Technology Corp.	62,000	932,212
#	Scala, Inc.	58,900	333,842
	Seikoh Giken Co. Ltd.	23,900	326,693
#	SEMITEC Corp.	32,000	592,312
	SERAKU Co. Ltd.	21,300	260,221
#	Shibaura Electronics Co. Ltd.	43,000	1,920,952
	Shibaura Mechatronics Corp.	22,400	2,744,314
	Shindengen Electric Manufacturing Co. Ltd.	45,700	1,159,478
	Shinko Shoji Co. Ltd.	231,100	2,140,360
#	Shizuki Electric Co., Inc.	121,600	457,964
	Showa Shinku Co. Ltd.	24,400	258,731
#	Sigma Koki Co. Ltd.	28,900	355,248
	Siix Corp.	186,300	1,992,786
	Simplex Holdings, Inc.	22,500	416,490
	SK-Electronics Co. Ltd.	49,000	660,236
# *	Smaregi, Inc.	6,500	138,943
	SMK Corp.	26,049	484,852
	Softcreate Holdings Corp.	96,400	1,320,492
	Soliton Systems KK	54,100	447,849
	Solxyz Co. Ltd.	41,000	108,521
	SRA Holdings	69,900	1,540,522
	Sumida Corp.	158,549	1,999,665
	Sun-Wa Technos Corp.	75,500	1,110,463
	Suzuden Corp.	1,500	29,687
	Suzuki Co. Ltd.	73,200	559,545
	System D, Inc.	1,100	11,568
	System Information Co. Ltd.	57,600	355,059
	System Research Co. Ltd.	29,800	471,773
	System Support, Inc.	20,700	275,527
	Systems Engineering Consultants Co. Ltd.	6,600	165,242
	Systena Corp.	1,578,800	3,471,672
	Tachibana Eletech Co. Ltd.	101,760	1,530,716
	Takachiho Koheki Co. Ltd.	12,600	235,712
	TAKEBISHI Corp.	52,200	684,113
	Tamura Corp.	441,800	2,761,426
	Tazmo Co. Ltd.	3,500	57,719
	TDC Soft, Inc.	93,400	1,050,234
	TechMatrix Corp.	242,600	2,731,796
*	Techno Horizon Co. Ltd.	61,800	202,960
	Tecnos Japan, Inc.	46,100	201,209
	Teikoku Tsushin Kogyo Co. Ltd.	51,500	588,258
#	Terilogy Holdings	20,900	51,393
	TESEC Corp.	22,600	452,581
	Tobila Systems, Inc.	1,600	13,111
	Toho System Science Co. Ltd.	2,700	23,251
	Tokyo Electron Device Ltd.	41,800	2,781,879
	Tokyo Seimitsu Co. Ltd.	232,600	9,029,763
	Tomen Devices Corp.	17,800	883,169
	Topcon Corp.	663,300	8,975,486
#	Torex Semiconductor Ltd.	52,900	961,306
	Toshiba TEC Corp.	137,400	4,068,752
	Towa Corp.	131,800	2,100,646
	Toyo Corp.	149,600	1,541,405
#	Tri Chemical Laboratories, Inc.	154,500	2,851,724
	Tsuzuki Denki Co. Ltd.	42,800	504,924
	Ubicom Holdings, Inc.	30,800	483,750

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Uchida Yoko Co. Ltd.	46,900	$1,743,956
	ULS Group, Inc.	13,300	332,430
	Ulvac, Inc.	95,600	4,176,346
	UNITED, Inc.	24,200	234,205
	User Local, Inc.	9,200	147,285
	V Technology Co. Ltd.	55,700	1,183,765
	VINX Corp.	25,600	259,825
	Wacom Co. Ltd.	973,900	5,101,585
#	WILLs, Inc.	34,200	146,450
	WingArc1st, Inc.	7,100	105,120
#	YAC Holdings Co. Ltd.	15,100	314,991
	Yamaichi Electronics Co. Ltd.	136,700	2,040,927
	Yashima Denki Co. Ltd.	119,500	1,092,144
	YE DIGITAL Corp.	14,400	50,680
	Yokowo Co. Ltd.	111,075	1,756,642

TOTAL INFORMATION TECHNOLOGY			431,741,150

MATERIALS — (12.6%)
	Achilles Corp.	80,500	823,548
	ADEKA Corp.	507,000	8,680,988
	Agro-Kanesho Co. Ltd.	2,300	30,164
	Aica Kogyo Co. Ltd.	199,400	4,582,077
	Aichi Steel Corp.	65,365	1,157,221
	Arakawa Chemical Industries Ltd.	106,400	801,487
#	Araya Industrial Co. Ltd.	20,200	345,944
	Asahi Holdings, Inc.	472,200	7,215,885
	Asahi Printing Co. Ltd.	25,700	169,084
	ASAHI YUKIZAI Corp.	87,600	2,100,016
	Asahipen Corp.	2,100	29,139
	Asia Pile Holdings Corp.	208,100	1,157,160
#	C Uyemura & Co. Ltd.	69,300	3,401,093
	Carlit Holdings Co. Ltd.	128,900	677,146
	Chuetsu Pulp & Paper Co. Ltd.	32,800	254,071
	Chugoku Marine Paints Ltd.	315,800	2,614,758
	CI Takiron Corp.	281,800	1,049,648
	CK-San-Etsu Co. Ltd.	22,800	748,676
	Dai Nippon Toryo Co. Ltd.	130,200	833,885
	Daicel Corp.	830,200	6,273,292
	Daido Steel Co. Ltd.	156,900	6,175,851
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	118,200	908,336
	Daiken Corp.	61,300	1,056,178
	Daiki Aluminium Industry Co. Ltd.	170,400	1,844,963
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	76,800	1,035,442
#	Daio Paper Corp.	357,700	2,797,481
	Denka Co. Ltd.	57,300	1,185,813
	DIC Corp.	341,600	6,153,701
	DKS Co. Ltd.	47,000	669,597
	Dowa Holdings Co. Ltd.	65,700	2,112,780
	Dynapac Co. Ltd.	8,500	83,164
	FP Corp.	58,900	1,463,302
	Fuji Seal International, Inc.	252,328	2,884,438
	Fujikura Kasei Co. Ltd.	162,600	539,406
	Fujimi, Inc.	76,800	4,252,001
	Fujimori Kogyo Co. Ltd.	101,200	2,441,978
	Fuso Chemical Co. Ltd.	111,900	3,197,528
	Godo Steel Ltd.	57,500	1,476,208
	Gun-Ei Chemical Industry Co. Ltd.	29,000	566,284
	Hakudo Co. Ltd.	41,600	823,184
	Harima Chemicals Group, Inc.	93,100	617,227

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Hodogaya Chemical Co. Ltd.	41,700	$951,030
	Hokkan Holdings Ltd.	58,100	601,173
	Hokko Chemical Industry Co. Ltd.	115,300	736,338
	Hokuetsu Corp.	766,899	5,144,101
	Ise Chemicals Corp.	12,600	702,975
	Ishihara Chemical Co. Ltd.	72,000	767,018
	Ishihara Sangyo Kaisha Ltd.	203,950	1,724,026
	Ishizuka Glass Co. Ltd.	12,900	150,793
	Japan Pure Chemical Co. Ltd.	500	9,923
	JCU Corp.	128,600	3,363,171
	JSP Corp.	79,400	930,190
	Kaneka Corp.	199,700	5,218,253
	Kanto Denka Kogyo Co. Ltd.	261,700	2,047,224
	Katakura & Co-op Agri Corp.	20,400	257,710
	KeePer Technical Laboratory Co. Ltd.	86,400	3,230,529
	KEIWA, Inc.	51,200	592,833
	KH Neochem Co. Ltd.	223,700	4,068,278
	Kimoto Co. Ltd.	181,500	272,945
	Koatsu Gas Kogyo Co. Ltd.	185,393	987,408
	Kobe Steel Ltd.	463,385	3,694,043
	Kohsoku Corp.	70,200	1,065,958
	Konishi Co. Ltd.	205,700	2,984,312
	Konoshima Chemical Co. Ltd.	37,500	493,920
	Krosaki Harima Corp.	30,100	1,511,247
	Kumiai Chemical Industry Co. Ltd.	321,187	2,067,198
	Kunimine Industries Co. Ltd.	41,700	293,535
	Kureha Corp.	98,450	6,307,647
	Kurimoto Ltd.	60,500	928,902
	Kuriyama Holdings Corp.	78,000	515,619
	Kyoei Steel Ltd.	135,500	1,649,192
	Kyowa Leather Cloth Co. Ltd.	75,300	297,823
	Lintec Corp.	258,000	4,227,084
	Maeda Kosen Co. Ltd.	118,600	2,887,988
	Maruichi Steel Tube Ltd.	213,300	4,695,848
	MEC Co. Ltd.	97,900	1,906,051
#	Mipox Corp.	19,600	84,501
	Mitani Sekisan Co. Ltd.	66,000	2,333,395
	Mitsubishi Materials Corp.	221,600	3,613,455
*	Mitsubishi Paper Mills Ltd.	235,100	619,295
#	Mitsubishi Steel Manufacturing Co. Ltd.	60,400	535,289
	Mitsui Mining & Smelting Co. Ltd.	345,600	8,408,055
	Molitec Steel Co. Ltd.	7,200	17,204
#	MORESCO Corp.	39,800	347,092
	Moriroku Holdings Co. Ltd.	13,500	187,850
	Mory Industries, Inc.	33,200	867,369
#	Nakayama Steel Works Ltd.	139,800	1,030,393
#	Nasu Denki Tekko Co. Ltd.	3,000	190,079
	Neturen Co. Ltd.	209,200	1,099,598
# *	New Japan Chemical Co. Ltd.	111,300	177,522
	Nicca Chemical Co. Ltd.	45,700	298,336
#	Nichia Steel Works Ltd.	87,700	195,433
	Nihon Kagaku Sangyo Co. Ltd.	81,300	652,468
	Nihon Nohyaku Co. Ltd.	243,500	1,243,945
	Nihon Parkerizing Co. Ltd.	520,200	3,910,217
# *	Nihon Yamamura Glass Co. Ltd.	58,200	296,333
	Nippon Carbide Industries Co., Inc.	46,200	459,651
	Nippon Chemical Industrial Co. Ltd.	49,500	741,667
*	Nippon Concrete Industries Co. Ltd.	271,000	522,558
	Nippon Denko Co. Ltd.	687,014	1,858,354

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
#	Nippon Fine Chemical Co. Ltd.	82,800	$1,638,689
	Nippon Kayaku Co. Ltd.	596,300	5,402,722
	Nippon Light Metal Holdings Co. Ltd.	355,390	3,929,224
*	Nippon Paper Industries Co. Ltd.	546,900	4,224,918
	Nippon Pillar Packing Co. Ltd.	113,500	3,226,762
	Nippon Shokubai Co. Ltd.	102,500	4,093,547
	Nippon Soda Co. Ltd.	141,400	4,933,720
	Nippon Yakin Kogyo Co. Ltd.	83,949	2,706,233
	Nitta Gelatin, Inc.	82,000	535,000
	Nittetsu Mining Co. Ltd.	70,600	1,912,418
	Nozawa Corp.	47,500	246,664
	Oat Agrio Co. Ltd.	49,200	521,946
	Okamoto Industries, Inc.	69,600	2,090,531
	Okura Industrial Co. Ltd.	53,300	821,729
	Osaka Organic Chemical Industry Ltd.	97,600	1,597,337
	Osaka Soda Co. Ltd.	85,499	2,817,787
	Osaka Steel Co. Ltd.	89,300	892,641
*	Pacific Metals Co. Ltd.	91,599	1,341,597
	Pack Corp.	87,200	1,949,934
	Rasa Industries Ltd.	43,000	680,007
	Rengo Co. Ltd.	980,600	6,368,988
	Riken Technos Corp.	231,800	1,033,735
	Sakai Chemical Industry Co. Ltd.	85,200	1,140,862
	Sakata INX Corp.	259,300	2,032,416
	Sanyo Chemical Industries Ltd.	81,700	2,637,873
	Sanyo Special Steel Co. Ltd.	122,960	2,285,276
	Seiko PMC Corp.	64,500	264,813
	Sekisui Kasei Co. Ltd.	150,000	472,462
	Shikoku Kasei Holdings Corp.	224,500	2,384,421
	Shinagawa Refractories Co. Ltd.	34,700	1,198,725
	Shin-Etsu Polymer Co. Ltd.	275,500	3,115,597
	SK Kaken Co. Ltd.	1,300	413,434
	Soken Chemical & Engineering Co. Ltd.	48,400	628,486
	Stella Chemifa Corp.	64,000	1,279,352
	Sumitomo Bakelite Co. Ltd.	194,100	7,598,723
	Sumitomo Osaka Cement Co. Ltd.	206,299	5,813,072
	Sumitomo Seika Chemicals Co. Ltd.	53,600	1,752,540
	T Hasegawa Co. Ltd.	124,100	2,793,798
	T&K Toka Co. Ltd.	123,200	1,001,711
	Taiheiyo Cement Corp.	462,600	8,693,872
	Taisei Lamick Co. Ltd.	36,900	800,386
	Taiyo Holdings Co. Ltd.	220,400	4,176,549
	Takasago International Corp.	82,700	1,636,908
	Takemoto Yohki Co. Ltd.	43,800	277,750
# *	Tanaka Chemical Corp.	13,400	151,524
#	Taoka Chemical Co. Ltd.	15,100	92,091
	Tayca Corp.	97,400	864,873
	Teijin Ltd.	360,800	3,807,247
	Tenma Corp.	111,300	1,976,970
	Toagosei Co. Ltd.	693,900	6,471,119
*	Toda Kogyo Corp.	4,300	82,793
#	Toho Acetylene Co. Ltd.	12,700	129,868
	Toho Chemical Industry Co. Ltd.	47,000	172,441
#	Toho Titanium Co. Ltd.	201,000	3,357,613
	Toho Zinc Co. Ltd.	86,599	1,335,776
	Tohoku Steel Co. Ltd.	16,300	214,994
	Tokai Carbon Co. Ltd.	947,300	9,048,754
	Tokushu Tokai Paper Co. Ltd.	53,858	1,195,340
	Tokuyama Corp.	371,497	5,917,754

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Tokyo Ohka Kogyo Co. Ltd.	37,800	$2,205,514
	Tokyo Printing Ink Manufacturing Co. Ltd.	10,200	206,045
	Tokyo Rope Manufacturing Co. Ltd.	46,000	406,571
	Tokyo Steel Manufacturing Co. Ltd.	520,100	5,371,517
	Tokyo Tekko Co. Ltd.	61,900	817,272
	Tomoku Co. Ltd.	70,600	852,485
	Topy Industries Ltd.	98,200	1,468,726
#	Toyo Gosei Co. Ltd.	31,100	2,132,162
	Toyo Ink SC Holdings Co. Ltd.	229,100	3,560,962
	Toyobo Co. Ltd.	503,900	3,962,301
	TYK Corp.	148,500	370,300
	UACJ Corp.	194,941	3,897,652
	UBE Corp.	611,100	9,492,490
	Ultrafabrics Holdings Co. Ltd.	5,200	67,347
	Valqua Ltd.	104,799	2,730,279
	Vertex Corp.	126,294	1,232,520
	Wavelock Holdings Co. Ltd.	30,900	141,996
	Wood One Co. Ltd.	17,997	194,834
	Yodogawa Steel Works Ltd.	135,700	2,790,661
	Yotai Refractories Co. Ltd.	115,400	1,323,789
	Yushiro Chemical Industry Co. Ltd.	56,200	362,808

TOTAL MATERIALS			365,975,031

REAL ESTATE — (1.3%)
	AD Works Group Co. Ltd.	47,879	60,004
	Airport Facilities Co. Ltd.	143,970	596,656
	Anabuki Kosan, Inc.	16,400	281,932
	Aoyama Zaisan Networks Co. Ltd.	92,000	737,698
	Apaman Co. Ltd.	75,900	263,594
	Ardepro Co. Ltd.	7,070	20,763
	Arealink Co. Ltd.	42,173	748,899
#	B-Lot Co. Ltd.	25,800	123,706
	Cosmos Initia Co. Ltd.	93,700	348,594
	CRE, Inc.	31,500	306,107
	Dear Life Co. Ltd.	152,600	770,142
	Goldcrest Co. Ltd.	99,670	1,287,774
	Good Com Asset Co. Ltd.	97,600	623,372
	Grandy House Corp.	95,600	396,295
	Heiwa Real Estate Co. Ltd.	116,500	3,334,265
#	Ichigo, Inc.	70,000	146,738
#	Japan Property Management Center Co. Ltd.	86,300	688,388
#	JINUSHI Co. Ltd.	77,900	1,127,228
	JSB Co. Ltd.	24,700	848,844
	Katitas Co. Ltd.	211,800	4,145,190
	Keihanshin Building Co. Ltd.	197,400	1,785,732
	LA Holdings Co. Ltd.	3,900	113,791
*	Leopalace21 Corp.	564,900	1,525,870
#	Loadstar Capital KK	9,200	97,985
	Mirarth Holdings, Inc.	531,000	1,512,425
	Mugen Estate Co. Ltd.	64,200	281,072
	Nisshin Group Holdings Co. Ltd.	205,500	706,293
	Raysum Co. Ltd.	17,448	179,603
	SAMTY Co. Ltd.	173,450	2,884,625
	Sankyo Frontier Co. Ltd.	24,600	662,047
	Sansei Landic Co. Ltd.	29,100	186,344
# *	SRE Holdings Corp.	15,500	397,741
#	Star Mica Holdings Co. Ltd.	164,500	866,747
	Starts Corp., Inc.	208,300	4,010,142
	Sun Frontier Fudousan Co. Ltd.	178,800	1,731,281

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
REAL ESTATE — (Continued)
	Sunnexta Group, Inc.	11,100	$85,861
	Tenpo Innovation Co. Ltd.	3,100	26,957
# *	TKP Corp.	21,300	461,778
	TOC Co. Ltd.	296,050	1,424,129
	Tokyo Rakutenchi Co. Ltd.	19,800	624,541
#	Tokyo Theatres Co., Inc.	47,099	402,966
	Tosei Corp.	187,900	2,092,217
	Urbanet Corp. Co. Ltd.	92,700	223,638

TOTAL REAL ESTATE			39,139,974

UTILITIES — (1.7%)
*	Chugoku Electric Power Co., Inc.	944,899	4,799,510
	EF-ON, Inc.	88,520	416,014
	eRex Co. Ltd.	185,100	2,569,021
	Hiroshima Gas Co. Ltd.	322,200	860,905
*	Hokkaido Electric Power Co., Inc.	1,106,900	4,062,143
	Hokkaido Gas Co. Ltd.	92,600	1,358,625
*	Hokuriku Electric Power Co.	1,052,600	4,711,081
#	Hokuriku Gas Co. Ltd.	10,100	223,216
	K&O Energy Group, Inc.	89,200	1,421,970
	Kasumigaseki Capital Co. Ltd.	3,900	114,636
	Nippon Gas Co. Ltd.	676,700	9,820,552
*	Okinawa Electric Power Co., Inc.	278,516	2,264,787
*	RENOVA, Inc.	118,700	1,789,931
	Saibu Gas Holdings Co. Ltd.	211,100	2,765,756
*	Shikoku Electric Power Co., Inc.	749,500	4,260,717
	Shizuoka Gas Co. Ltd.	315,000	2,736,744
#	Toell Co. Ltd.	57,500	361,751
	Toho Gas Co. Ltd.	61,800	1,150,626
#	West Holdings Corp.	134,903	3,315,452

TOTAL UTILITIES			49,003,437

TOTAL COMMON STOCKS Cost ($2,749,301,785)			2,850,970,091

			Value†
SECURITIES LENDING COLLATERAL — (1.9%)
@ §	DFA Investment Trust Co.	4,858,596	56,189,662

TOTAL INVESTMENTS — (100.0%) (Cost $2,805,503,654)^^			$2,907,159,753

ST	Special Tax
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of March 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$65,788,530	—	$65,788,530
Consumer Discretionary	—	411,732,517	—	411,732,517
Consumer Staples	—	227,677,451	—	227,677,451
Energy	—	21,720,119	—	21,720,119
Financials	—	255,650,659	—	255,650,659
Health Care	—	141,565,773	—	141,565,773
Industrials	—	840,975,450	—	840,975,450
Information Technology	—	431,741,150	—	431,741,150
Materials	—	365,975,031	—	365,975,031
Real Estate	—	39,139,974	—	39,139,974
Utilities	—	49,003,437	—	49,003,437
Securities Lending Collateral	—	56,189,662	—	56,189,662

TOTAL	—	$2,907,159,753	—	$2,907,159,753

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.9%)
AUSTRALIA — (60.7%)
	29Metals Ltd.	136,895	$109,011
*	3P Learning Ltd.	93,233	78,847
*	4DMedical Ltd.	44,717	9,598
*	A2B Australia Ltd.	511,111	510,341
#	Accent Group Ltd.	2,733,567	4,354,675
* ††	ACN Ltd.	1,687	0
	Acrow Formwork & Construction Services Ltd.	385,707	201,798
# *	Actinogen Medical Ltd.	729,727	33,563
#	Adairs Ltd.	1,221,855	1,667,553
	Adbri Ltd.	2,615,546	2,787,158
# *	Advance Zinctek Ltd.	9,929	15,352
# *	Aeris Resources Ltd.	148,241	66,528
*	Ainsworth Game Technology Ltd.	557,129	391,227
# *	Alcidion Group Ltd.	643,486	54,117
*	Alkane Resources Ltd.	2,790,877	1,479,794
# *	Alliance Aviation Services Ltd.	423,816	982,118
# *	Alligator Energy Ltd.	8,107,416	196,264
*	Altech Batteries Ltd.	174,277	10,924
# *	AMA Group Ltd.	6,336,788	1,017,534
*	AMP Ltd.	9,881,008	6,971,160
#	Ansell Ltd.	619,627	11,039,747
# *	Antipa Minerals Ltd.	3,268,084	41,299
# *	Appen Ltd.	755,130	1,435,881
# *	Arafura Rare Earths Ltd.	12,983,322	4,326,030
#	ARB Corp. Ltd.	493,397	10,537,804
# *	Archer Materials Ltd.	514,440	148,338
*	Ardea Resources Ltd.	152,857	51,876
#	Ardent Leisure Group Ltd.	2,919,631	1,231,214
# *	Argosy Minerals Ltd.	1,030,094	307,072
*	Aroa Biosurgery Ltd.	183,686	128,908
	AUB Group Ltd.	762,060	13,095,558
# *	Audinate Group Ltd.	181,412	1,055,396
# *	Aura Energy Ltd.	259,286	42,638
# *	Aurelia Metals Ltd.	7,966,262	669,220
*	Ausgold Ltd.	420,326	13,488
*	Aussie Broadband Ltd.	457,840	958,851
	Austal Ltd.	2,416,185	2,792,303
	Austin Engineering Ltd.	802,582	214,937
*	Australian Agricultural Co. Ltd.	2,850,244	2,938,672
#	Australian Clinical Labs Ltd.	404,649	957,245
	Australian Ethical Investment Ltd.	301,621	607,728
#	Australian Finance Group Ltd.	1,939,212	1,939,483
# *	Australian Strategic Materials Ltd.	640,115	555,398
# *	Australian Vanadium Ltd.	14,821,738	358,516
#	Australian Vintage Ltd.	2,462,000	867,534
	Auswide Bank Ltd.	185,117	700,812
# *	Auteco Minerals Ltd.	247,992	7,947
#	AVJennings Ltd.	5,407,981	1,484,630
# * ††	AVZ Minerals Ltd.	263,719	27,651
# *	Azure Minerals Ltd.	24,167	5,519
#	Baby Bunting Group Ltd.	813,374	1,095,670
# *	Bannerman Energy Ltd.	95,393	92,671

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Bapcor Ltd.	2,107,733	$9,052,262
	Base Resources Ltd.	2,182,993	291,265
*	BCI Minerals Ltd.	2,716,101	445,654
	Beach Energy Ltd.	8,999,290	8,520,474
#	Beacon Lighting Group Ltd.	455,452	524,645
	Beacon Minerals Ltd.	2,446,902	52,651
	Bega Cheese Ltd.	1,973,378	4,795,486
#	Bell Financial Group Ltd.	734,391	506,250
*	Bellevue Gold Ltd.	8,307,472	7,104,836
*	Berkeley Energia Ltd.	37,692	9,258
# *	Betmakers Technology Group Ltd.	2,293,199	247,742
# *	Bigtincan Holdings Ltd.	1,377,352	366,197
*	Black Cat Syndicate Ltd.	34,265	10,436
# *	Black Rock Mining Ltd.	2,860,513	260,005
	Blackmores Ltd.	102,288	4,823,999
#	Boral Ltd.	1,451,939	3,431,791
*	Boss Energy Ltd.	1,407,952	2,236,415
*	Botanix Pharmaceuticals Ltd.	220,516	14,751
#	Bravura Solutions Ltd.	3,062,177	820,405
#	Breville Group Ltd.	627,990	8,094,127
	Brickworks Ltd.	389,897	5,924,652
# *	Bubs Australia Ltd.	968,640	149,485
*	Buru Energy Ltd.	713,223	50,539
# *	BWX Ltd.	744,883	99,583
*	Byron Energy Ltd.	275,427	14,959
*	Calidus Resources Ltd.	1,169,222	179,441
	Calima Energy Ltd.	1,950,890	156,617
	Capitol Health Ltd.	5,725,035	1,033,385
	Capral Ltd.	63,860	318,991
*	Capricorn Metals Ltd.	2,114,178	6,719,559
# *	Carnarvon Energy Ltd.	9,430,661	852,909
#	Cash Converters International Ltd.	2,894,120	456,059
# *	Catapult Group International Ltd.	510,098	227,504
* ††	CDS Technologies Ltd.	13,276	0
	Cedar Woods Properties Ltd.	454,649	1,351,681
	Centaurus Metals Ltd.	18,553	11,699
*	Central Petroleum Ltd.	759,474	31,492
*,* ††	Centrebet International Ltd.	162,672	0
*	Chalice Mining Ltd.	409,991	2,060,655
*	Challenger Exploration Ltd.	103,805	11,186
#	Champion Iron Ltd.	1,386,745	6,642,199
# *	City Chic Collective Ltd.	1,254,668	455,643
*	Clean Seas Seafood Ltd.	247,494	86,155
	ClearView Wealth Ltd.	156,351	53,408
#	Clinuvel Pharmaceuticals Ltd.	257,550	3,348,114
#	Clover Corp. Ltd.	775,830	647,431
# *	Cobalt Blue Holdings Ltd.	650,479	159,928
	Cobram Estate Olives Ltd.	13,289	11,606
#	Codan Ltd.	597,321	2,187,305
	COG Financial Services Ltd.	10,891	10,349
# *	Cogstate Ltd.	272,458	275,359
	Collins Foods Ltd.	694,298	3,879,890
*	Comet Ridge Ltd.	1,818,100	158,701
*	Cooper Energy Ltd.	17,212,531	1,847,807
# *	Core Lithium Ltd.	4,647,380	2,712,598
#	Corporate Travel Management Ltd.	724,472	8,839,754

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Costa Group Holdings Ltd.	2,805,086	$4,866,559
#	Credit Corp. Group Ltd.	442,542	5,059,105
	CSR Ltd.	3,176,445	10,128,293
*	Cynata Therapeutics Ltd.	111,132	20,872
*	Danakali Ltd.	949,453	266,521
	Data#3 Ltd.	1,162,707	5,683,312
	DDH1 Ltd.	43,817	26,465
# *	De Grey Mining Ltd.	7,594,615	7,868,920
# *	Deep Yellow Ltd.	2,603,723	996,635
	Deterra Royalties Ltd.	299,190	962,775
*	Develop Global Ltd.	35,629	79,829
	Dicker Data Ltd.	394,787	2,169,021
#	Domain Holdings Australia Ltd.	1,706,726	4,048,835
	Downer EDI Ltd.	4,211,433	9,716,563
# *	Dreadnought Resources Ltd.	5,829,110	251,525
*	Dubber Corp. Ltd.	31,095	3,776
	Eagers Automotive Ltd.	941,185	8,544,226
	Earlypay Ltd.	993,696	140,069
# *	Ecograf Ltd.	1,581,731	186,625
	Elanor Investor Group	444,530	446,007
	Elders Ltd.	1,009,369	5,839,005
# *	Electro Optic Systems Holdings Ltd.	80,313	24,536
*	Element 25 Ltd.	16,231	6,946
*	Elementos Ltd.	135,772	20,027
# *	Elevate Uranium Ltd.	172,343	41,690
# *	Elixir Energy Ltd.	2,250,692	189,499
#	Emeco Holdings Ltd.	2,343,165	1,147,739
*	Emerald Resources NL	635,734	619,330
# *	EML Payments Ltd.	1,986,286	736,778
# *	Energy Transition Minerals Ltd.	1,881,748	56,678
	Enero Group Ltd.	285,776	342,892
# *	EnviroSuite Ltd.	1,131,191	69,934
	EQT Holdings Ltd.	177,970	3,059,758
	Estia Health Ltd.	1,674,576	2,974,749
	Eureka Group Holdings Ltd.	36,038	10,685
# *	European Lithium Ltd.	3,882,196	178,029
	Euroz Hartleys Group Ltd.	318,678	244,060
	EVT Ltd.	663,116	5,434,080
*	Experience Co. Ltd.	102,579	18,947
	Fenix Resources Ltd.	735,489	120,764
	Finbar Group Ltd.	337,695	137,835
# * ††	Firefinch Ltd.	1,569,275	78,674
	FleetPartners Group Ltd.	2,167,221	3,035,574
	Fleetwood Ltd.	654,067	535,221
# *	Flight Centre Travel Group Ltd.	798,683	9,944,917
*	Fluence Corp. Ltd.	116,395	14,858
# *	Frontier Digital Ventures Ltd.	1,022,562	476,249
# *	FYI Resources Ltd.	64,409	3,196
#	G8 Education Ltd.	5,267,327	4,274,716
# *	Galan Lithium Ltd.	1,715,880	1,264,622
# *	Genetic Signatures Ltd.	171,373	87,118
# *	Genex Power Ltd.	1,098,842	121,491
	Gold Road Resources Ltd.	7,631,631	8,658,618
	GR Engineering Services Ltd.	281,577	356,981
	GrainCorp Ltd., Class A	1,417,016	6,575,951
	Grange Resources Ltd.	3,211,827	1,554,404

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	GTN Ltd.	15,394	$5,535
#	GUD Holdings Ltd.	1,059,688	7,000,556
	GWA Group Ltd.	1,577,536	1,730,807
	Hansen Technologies Ltd.	1,200,385	3,719,480
*	Hastings Technology Metals Ltd.	50,199	85,911
	Healius Ltd.	3,465,521	7,358,833
	Healthia Ltd.	131,677	108,042
	Helia Group Ltd.	2,509,241	4,827,426
# *	Helios Energy Ltd.	817,342	48,002
#	Helloworld Travel Ltd.	51,370	76,445
# *	Highfield Resources Ltd.	535,052	226,079
*	Hillgrove Resources Ltd.	574,385	20,290
*	Hipages Group Holdings Ltd.	10,335	5,464
	Horizon Oil Ltd.	2,197,878	250,911
*	Hot Chili Ltd.	169,686	120,540
#	HT&E Ltd.	1,564,436	1,184,195
	HUB24 Ltd.	481,265	8,967,025
#	Humm Group Ltd.	2,459,975	735,214
	Iluka Resources Ltd.	305,328	2,179,093
	Image Resources NL	946,902	79,330
	Imdex Ltd.	3,360,380	5,070,530
# *	Immutep Ltd.	1,849,862	322,859
*	Immutep Ltd., Sponsored ADR	7,245	12,172
# *	ImpediMed Ltd.	417,437	29,463
*	Imugene Ltd.	738,245	64,811
	Infomedia Ltd.	3,041,237	3,045,648
#	Inghams Group Ltd.	2,807,015	5,878,580
	Insignia Financial Ltd.	4,274,608	7,885,579
	Integral Diagnostics Ltd.	1,511,271	2,977,292
# *	Integrated Research Ltd.	566,516	161,118
# *	Investigator Resources Ltd.	686,170	18,716
#	InvoCare Ltd.	908,018	7,204,232
*	ioneer Ltd.	10,507,489	2,055,825
# *	Ionic Rare Earths Ltd.	1,535,687	27,996
	IPH Ltd.	1,357,005	6,767,253
#	IRESS Ltd.	1,180,193	7,894,882
	IVE Group Ltd.	690,388	1,144,327
*	Jervois Global Ltd.	238,114	10,598
#	Johns Lyng Group Ltd.	1,066,692	4,598,851
	Jumbo Interactive Ltd.	208,843	1,768,531
#	Jupiter Mines Ltd.	5,869,315	921,962
*	Karoon Energy Ltd.	4,257,466	6,114,794
	Kelly Partners Group Holdings Ltd.	3,572	10,469
	Kelsian Group Ltd.	751,302	2,957,091
*	KGL Resources Ltd.	310,205	28,002
*	Kingsgate Consolidated Ltd.	54,533	54,651
# *	Kogan.com Ltd.	468,030	1,168,145
# *	Lake Resources NL	2,607,188	786,671
*	Lark Distilling Co. Ltd.	53,414	57,605
* ††	Lednium Technology Pty. Ltd.	195,019	0
# *	Leo Lithium Ltd.	1,120,910	393,038
# *	Lepidico Ltd.	2,895,993	21,528
	Liberty Financial Group Ltd.	4,470	11,205
	Lifestyle Communities Ltd.	616,610	6,607,003
	Link Administration Holdings Ltd.	2,813,769	3,995,021
*	Li-S Energy Ltd.	3,944	674

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Lithium Australia Ltd.	423,984	$9,364
# *	Lithium Power International Ltd.	341,462	80,721
	Lovisa Holdings Ltd.	375,924	6,153,197
*	Lucapa Diamond Co. Ltd.	2,713,021	69,304
	Lycopodium Ltd.	66,332	368,111
#	MA Financial Group Ltd.	470,056	1,251,414
#	Maas Group Holdings Ltd.	87,097	163,618
# *	Mach7 Technologies Ltd.	42,643	17,177
#	Macmahon Holdings Ltd.	5,977,758	577,526
*	Macquarie Telecom Group Ltd.	23,417	917,835
#	Mader Group Ltd.	91,643	263,995
#	Magellan Financial Group Ltd.	508,031	2,975,022
	Maggie Beer Holdings Ltd.	243,446	34,257
††	Mallee Resources Ltd.	49,485	10,420
	MaxiPARTS Ltd.	87,262	131,985
#	Mayne Pharma Group Ltd.	495,870	1,247,367
#	McMillan Shakespeare Ltd.	587,432	5,671,543
#	McPherson’s Ltd.	653,702	257,994
# *	Medical Developments International Ltd.	167,262	123,959
# *	Mesoblast Ltd.	2,382,780	1,521,119
# *	Metals X Ltd.	2,987,127	660,068
	Metcash Ltd.	620,764	1,604,830
#	Michael Hill International Ltd.	1,522,713	1,008,340
*	Micro-X Ltd.	261,656	18,372
*	Mincor Resources NL	1,650,392	1,556,523
*	MMA Offshore Ltd.	1,756,656	1,376,211
#	Monadelphous Group Ltd.	725,118	6,107,936
	Monash IVF Group Ltd.	2,188,952	1,568,483
*	MoneyMe Ltd.	73,889	4,459
* ††	Morning Star Gold NL	332,749	0
	MotorCycle Holdings Ltd.	109,445	121,720
# *	Mount Gibson Iron Ltd.	4,612,768	1,650,855
	Myer Holdings Ltd.	5,293,540	3,164,540
	MyState Ltd.	767,528	1,850,105
*	Nanosonics Ltd.	1,720,946	5,921,700
	National Tyre & Wheel Ltd.	99,980	36,793
# *	Navarre Minerals Ltd.	1,777,444	28,398
	Navigator Global Investments Ltd.	1,074,364	755,498
# *	Neometals Ltd.	1,640,466	663,476
	Netwealth Group Ltd.	750,336	6,870,109
# *	Neurizer Ltd.	522,952	33,086
# *	New Century Resources Ltd.	163,453	120,547
	New Hope Corp. Ltd.	1,325,432	5,039,561
*	New World Resources Ltd.	3,583,331	120,073
	nib holdings Ltd.	2,756,616	13,058,371
#	Nick Scali Ltd.	398,883	2,509,833
	Nickel Industries Ltd.	6,295,781	3,819,831
	Nine Entertainment Co. Holdings Ltd.	4,845,883	6,444,304
*	Nitro Software Ltd.	166,147	245,099
# *	Norwest Energy NL	1,011,292	41,381
# *	Nova Minerals Ltd.	125,133	38,495
# *	Novonix Ltd.	1,161,893	998,416
	NRW Holdings Ltd.	3,262,138	5,257,492
	Nufarm Ltd.	2,267,973	8,707,127
*	Nuix Ltd.	51,751	46,117
	Objective Corp. Ltd.	91,958	796,313

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	OFX Group Ltd.	1,832,543	$1,922,100
#	OM Holdings Ltd.	676,887	326,843
# *	Omni Bridgeway Ltd.	2,430,661	4,334,591
	oOh!media Ltd.	3,107,285	3,388,964
# *	Opthea Ltd.	686,937	335,794
*	Ora Banda Mining Ltd.	734,777	59,103
	Ora Banda Mining Ltd.	137,426	11,023
*	OreCorp Ltd.	192,088	45,247
	Orora Ltd.	5,280,211	12,150,572
	Pacific Current Group Ltd.	333,540	1,484,199
# *	Pacific Smiles Group Ltd.	272,678	214,476
#	Pact Group Holdings Ltd.	1,190,150	893,937
*	Paladin Energy Ltd.	16,375,142	7,172,256
*	Panoramic Resources Ltd.	10,609,757	1,072,566
# *	Pantoro Ltd.	8,830,949	348,770
# *	Paradigm Biopharmaceuticals Ltd.	47,760	45,813
	Paragon Care Ltd.	335,469	55,173
# *	Peak Rare Earths Ltd.	22,422	7,291
	Peet Ltd.	1,364,417	1,032,645
# *	Peninsula Energy Ltd.	4,147,410	404,063
	PeopleIN Ltd.	495,034	969,914
#	Pepper Money Ltd.	217,431	192,392
*	Perenti Ltd.	5,379,892	4,364,026
	Perpetual Ltd.	670,235	9,907,855
	Perseus Mining Ltd.	8,455,260	13,421,234
*	PEXA Group Ltd.	506,545	4,596,179
#	Pinnacle Investment Management Group Ltd.	809,345	4,301,875
	Platinum Asset Management Ltd.	2,872,599	3,318,188
# *	PointsBet Holdings Ltd.	616,994	510,844
*	PolyNovo Ltd.	1,868,988	2,254,480
*	Poseidon Nickel Ltd.	13,403,271	333,353
*	PPK Mining Equipment Group Pty Ltd.	22,761	0
#	Praemium Ltd.	3,006,113	1,510,805
# *	Predictive Discovery Ltd.	1,997,557	220,437
	Premier Investments Ltd.	312,518	5,499,852
# *	Prescient Therapeutics Ltd.	430,367	29,744
	Probiotec Ltd.	78,596	123,338
	Propel Funeral Partners Ltd.	211,094	631,205
# *	Province Resources Ltd.	889,179	24,581
	PSC Insurance Group Ltd.	320,894	1,030,334
	PWR Holdings Ltd.	609,415	4,079,593
# *	PYC Therapeutics Ltd.	389,981	17,038
	QANTM Intellectual Property Ltd.	112,211	63,136
	Ramelius Resources Ltd.	5,885,908	4,981,373
*	ReadyTech Holdings Ltd.	260,516	538,181
	Reckon Ltd.	251,775	80,935
# *	Red 5 Ltd.	20,786,391	2,076,585
# *	Red Dirt Metals Ltd.	51,170	13,243
* ††	Red River Resources Ltd.	480,964	17,618
# *	Redbubble Ltd.	1,256,028	381,465
	Regal Partners Ltd.	21,152	43,933
#	Regis Healthcare Ltd.	1,007,526	1,310,807
*	Regis Resources Ltd.	5,024,922	6,966,835
# *	Reject Shop Ltd.	187,503	526,581
	Reliance Worldwide Corp. Ltd.	4,531,605	11,271,704
*	Renascor Resources Ltd.	811,510	129,070

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Resimac Group Ltd.	124,613	$75,948
# *	Resolute Mining Ltd.	13,772,800	3,854,861
# *	Retail Food Group Ltd.	13,948,578	637,412
*	Rex Minerals Ltd.	1,011,547	190,233
	Ridley Corp. Ltd.	1,958,399	2,893,261
*	RPMGlobal Holdings Ltd.	1,121,106	1,100,291
# *	Rumble Resources Ltd.	178,014	25,064
* ††	Salmat Ltd.	667,137	0
*	Sandfire Resources Ltd.	3,243,721	13,768,560
# *	SciDev Ltd.	144,186	30,608
#	Select Harvests Ltd.	869,737	2,411,743
#	Servcorp Ltd.	348,243	740,345
	Service Stream Ltd.	3,744,738	1,620,357
*	Seven West Media Ltd.	5,845,501	1,627,638
#	SG Fleet Group Ltd.	639,084	887,233
	Shaver Shop Group Ltd.	677,094	476,084
*	Sheffield Resources Ltd.	249,376	86,959
	Shine Justice Ltd.	59,739	28,897
	Shriro Holdings Ltd.	24,206	11,341
*	Sierra Rutile Holdings Ltd.	1,232,661	215,979
	Sigma Healthcare Ltd.	7,250,074	3,398,942
# *	Silex Systems Ltd.	89,992	236,312
*	Silver Lake Resources Ltd.	6,142,804	4,792,149
# *	Silver Mines Ltd.	4,201,505	561,281
	Sims Ltd.	1,036,292	10,806,765
#	SmartGroup Corp. Ltd.	826,536	3,559,592
#	Solvar Ltd.	1,372,477	1,621,183
*	SomnoMed Ltd.	25,160	16,249
	Southern Cross Electrical Engineering Ltd.	831,537	353,884
	Southern Cross Media Group Ltd.	1,620,933	944,526
* ††	SpeedCast International Ltd.	1,497,915	0
	SRG Global Ltd.	1,179,841	593,666
# *	St Barbara Ltd.	5,509,495	2,461,190
# *	Star Entertainment Group Ltd.	9,779,375	9,412,628
# *	Starpharma Holdings Ltd.	262,161	80,659
*	Strandline Resources Ltd.	1,453,997	371,310
# *	Strike Energy Ltd.	5,378,192	1,352,017
	Sunland Group Ltd.	954,475	888,020
# *	Sunstone Metals Ltd.	7,298,573	175,644
	Super Retail Group Ltd.	1,057,351	8,942,123
# *	Superloop Ltd.	2,345,214	880,118
#	Symbio Holdings Ltd.	318,710	382,602
*	Syrah Resources Ltd.	4,792,786	5,935,912
	Tabcorp Holdings Ltd.	11,196,278	7,465,061
	Technology One Ltd.	644,622	6,334,620
# *	Temple & Webster Group Ltd.	556,386	1,292,150
	Ten Sixty Four Ltd.	1,044,721	398,056
	Terracom Ltd.	2,887,708	1,295,318
*	Tesserent Ltd.	322,736	16,103
# *	Tietto Minerals Ltd.	498,494	224,850
	Tribune Resources Ltd.	14,725	37,387
# *	Tyro Payments Ltd.	2,268,655	2,202,294
#	United Malt Grp Ltd.	1,827,063	5,839,418
	Universal Store Holdings Ltd.	19,109	65,270
* ††	Virgin Australia Holdings Pty. Ltd.	7,648,897	0
# *	Vital Metals Ltd.	246,694	2,816

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
Ω	Viva Energy Group Ltd.	1,486,374	$3,021,586
# *	Viva Leisure Ltd.	84,215	69,264
*	Vmoto Ltd.	267,457	62,619
# *	Volpara Health Technologies Ltd.	225,102	114,527
# *	VRX Silica Ltd.	1,325,475	111,787
# *	Vulcan Energy Resources Ltd.	44,153	168,480
# *	Wagners Holding Co. Ltd.	137,096	52,209
* ††	Walkabout Resources Ltd.	1,129,282	79,427
*	Warrego Energy Ltd.	86,865	20,903
# *	Webjet Ltd.	2,404,516	11,363,541
*	West African Resources Ltd.	6,214,556	3,978,140
# *	Westgold Resources Ltd.	3,298,440	2,879,088
*	Widgie Nickel Ltd.	265,653	55,298
* ††	Wiluna Mining Corp. Ltd.	248,265	25,524
# *	Zip Co. Ltd.	2,250,758	855,826

TOTAL AUSTRALIA			783,377,371

CAYMAN ISLANDS — (0.0%)
	NEW Concepts Holdings Ltd.	148,000	13,542

CHINA — (0.2%)
# *	AustAsia Group Ltd.	450,602	184,835
Ω	BOC Aviation Ltd.	12,000	93,058
	Fountain SET Holdings Ltd.	3,118,000	290,006
*	Goodbaby International Holdings Ltd.	340,000	26,370
*	Neo-Neon Holdings Ltd.	2,061,500	114,280
	Yangzijiang Shipbuilding Holdings Ltd.	2,154,100	1,948,418

TOTAL CHINA			2,656,967

HONG KONG — (22.6%)
*	Aceso Life Science Group Ltd.	7,436,400	136,770
	Aeon Credit Service Asia Co. Ltd.	1,042,000	682,123
*	Aidigong Maternal & Child Health Ltd.	2,984,000	228,120
	Allied Group Ltd.	11,542,000	2,532,959
	Analogue Holdings Ltd.	842,000	142,792
	APAC Resources Ltd.	4,519,815	617,966
# *	Apollo Future Mobility Group Ltd.	11,672,000	233,767
*	Applied Development Holdings Ltd.	3,435,000	34,993
	Asia Financial Holdings Ltd.	1,928,908	852,606
*	Asia Standard International Group Ltd.	11,004,917	870,284
	ASMPT Ltd.	1,584,800	15,718,018
	Associated International Hotels Ltd.	952,000	1,234,833
	Bank of East Asia Ltd.	3,077,977	3,910,118
	Best Mart 360 Holdings Ltd.	984,000	260,844
*	Blue River Holdings Ltd.	220,000	14,788
	BOCOM International Holdings Co. Ltd.	2,371,000	140,094
	Bright Smart Securities & Commodities Group Ltd.	792,000	139,129
* ††	Brightoil Petroleum Holdings Ltd.	9,034,000	0
	Build King Holdings Ltd.	630,000	85,754
* ††	Burwill Holdings Ltd.	37,300,960	0
	Cafe de Coral Holdings Ltd.	2,566,000	3,405,755
*	Central Wealth Group Holdings Ltd.	11,186,000	85,160
*	Century City International Holdings Ltd.	7,111,460	273,151
	Chen Hsong Holdings	1,296,000	303,935
	Cheuk Nang Holdings Ltd.	771,714	208,626

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Chevalier International Holdings Ltd.	820,989	$730,476
*	China Baoli Technologies Holdings Ltd.	114,750	1,319
*	China Best Group Holding Ltd.	1,124,998	43,788
*	China Energy Development Holdings Ltd.	49,560,000	636,794
	China Motor Bus Co. Ltd.	80,000	775,633
# *	China Star Entertainment Ltd.	10,480,000	835,471
*	China Tonghai International Financial Ltd.	1,300,000	32,756
*	Chinese Estates Holdings Ltd.	2,823,000	887,954
	Chinney Investments Ltd.	1,180,000	182,059
	Chow Sang Sang Holdings International Ltd.	2,353,000	3,270,905
	Chuang’s China Investments Ltd.	8,811,407	281,475
	Chuang’s Consortium International Ltd.	7,519,043	623,364
	CITIC Telecom International Holdings Ltd.	11,519,125	4,697,515
#	CK Life Sciences International Holdings, Inc.	17,214,000	1,669,352
#	CMBC Capital Holdings Ltd.	440,999	76,983
*	C-Mer Eye Care Holdings Ltd.	2,642,000	1,551,928
	CN Logistics International Holdings Ltd.	11,000	11,192
	CNT Group Ltd.	7,979,264	382,699
	Convenience Retail Asia Ltd.	1,026,000	121,269
# ††	Convoy, Inc.	32,922,000	131,270
*	Cowell e Holdings, Inc.	1,267,000	3,030,769
Ω	Crystal International Group Ltd.	378,500	130,189
# *	CSC Holdings Ltd.	83,051,250	390,674
	CSI Properties Ltd.	47,866,383	960,980
* ††	CW Group Holdings Ltd.	1,361,500	0
	Dah Sing Banking Group Ltd.	3,645,916	2,792,364
	Dah Sing Financial Holdings Ltd.	1,399,344	3,594,054
	Dickson Concepts International Ltd.	1,591,000	814,640
*	Digital Domain Holdings Ltd.	581,000	19,987
	Dynamic Holdings Ltd.	222,000	280,400
	Eagle Nice International Holdings Ltd.	2,022,000	1,109,136
	EC Healthcare	1,864,097	1,488,980
* ††	EcoGreen International Group Ltd.	1,994,640	181,044
*	Elegance Optical International Holdings Ltd.	1,160,000	41,346
*	Emperor Entertainment Hotel Ltd.	210,000	15,233
	Emperor International Holdings Ltd.	10,584,753	863,736
	Emperor Watch & Jewellery Ltd.	25,160,000	569,175
*	ENM Holdings Ltd.	12,820,000	595,687
*	Esprit Holdings Ltd.	10,602,825	918,647
*	Eternity Investment Ltd.	820,000	8,702
	EuroEyes International Eye Clinic Ltd., Class C	331,000	229,913
	Fairwood Holdings Ltd.	792,100	1,186,491
	Far East Consortium International Ltd.	13,448,629	3,306,298
	First Pacific Co. Ltd.	14,558,000	4,678,806
* Ω	FIT Hon Teng Ltd.	3,330,000	781,004
* Ω	Fosun Tourism Group	134,200	172,118
	Four Seas Mercantile Holdings Ltd.	610,000	203,453
	FSE Lifestyle Services Ltd.	670,000	513,286
*	Fullwealth International Group Holdings Ltd.	448,000	57,142
* ††	Genting Hong Kong Ltd.	5,824,000	57,721
	Get Nice Financial Group Ltd.	2,438,600	204,998
	Giordano International Ltd.	8,232,000	2,460,346
	Glorious Sun Enterprises Ltd.	3,932,000	385,961
# *	Gold Fin Holdings	9,580,000	0
*	Gold Peak Technology Group Ltd., Class L	3,029,642	215,756
	Golden Resources Development International Ltd.	4,082,500	750,163

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
* ††	Goodresources	6,860,000	$0
*	GR Properties Ltd.	2,170,000	261,709
	Great Eagle Holdings Ltd.	1,200,472	2,412,404
*	Greentech Technology International Ltd.	2,594,000	141,411
	G-Resources Group Ltd.	2,582,810	650,094
	Guoco Group Ltd.	2,000	17,446
	Guotai Junan International Holdings Ltd.	25,106,797	2,049,857
# *	Haitong International Securities Group Ltd.	13,038,640	1,081,919
	Hang Lung Group Ltd.	3,171,000	5,598,598
	Hanison Construction Holdings Ltd.	2,713,649	397,407
*	Harbour Centre Development Ltd.	935,500	873,085
	HKBN Ltd.	4,485,000	3,318,425
	HKR International Ltd.	7,078,969	2,297,670
	Hon Kwok Land Investment Co. Ltd.	388,800	105,088
# *	Hong Kong ChaoShang Group Ltd.	1,320,000	117,719
	Hong Kong Ferry Holdings Co. Ltd.	1,007,300	908,384
	Hong Kong Technology Venture Co. Ltd.	2,292,000	1,333,482
*	Hongkong & Shanghai Hotels Ltd.	3,637,989	3,626,694
	Hongkong Chinese Ltd.	5,038,000	321,715
Ω	Honma Golf Ltd.	1,097,500	463,237
# * ††	Hsin Chong Group Holdings Ltd.	10,243,403	0
	Hung Hing Printing Group Ltd.	2,940,000	411,750
	Hutchison Telecommunications Hong Kong Holdings Ltd.	10,408,000	1,643,701
*	Hypebeast Ltd.	2,576,500	100,138
	Hysan Development Co. Ltd.	3,175,000	9,025,792
# *	IGG, Inc.	5,956,000	2,336,177
*	Imagi International Holdings Ltd.	836,984	31,474
Ω	Impro Precision Industries Ltd.	386,000	141,965
	International Housewares Retail Co. Ltd.	1,970,000	720,234
*	IPE Group Ltd.	3,345,000	213,753
*	IRC Ltd.	35,846,266	452,564
	ITC Properties Group Ltd.	5,543,292	740,272
	Jacobson Pharma Corp. Ltd.	3,580,000	441,119
	Johnson Electric Holdings Ltd.	2,265,054	2,571,592
	K Wah International Holdings Ltd.	1,734,000	616,298
*	Kader Holdings Co. Ltd.	14,000	778
	Karrie International Holdings Ltd.	2,932,000	339,432
	Keck Seng Investments Hong Kong Ltd.	856,600	312,868
	Kerry Logistics Network Ltd.	4,030,500	6,261,642
	Kerry Properties Ltd.	3,074,500	7,852,301
	Kingmaker Footwear Holdings Ltd.	1,878,955	216,025
	Kowloon Development Co. Ltd.	3,067,000	3,291,415
	KRP Development Holdings Ltd.	733,000	130,728
# *	KuangChi Science Ltd.	3,714,000	77,832
*	Kwoon Chung Bus Holdings Ltd.	44,000	12,096
*	Lai Sun Development Co. Ltd.	2,556,894	507,386
*	Lai Sun Garment International Ltd.	1,497,442	290,114
	Lam Soon Hong Kong Ltd.	326,310	422,506
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	4,040,750	540,817
	Lippo China Resources Ltd.	17,982,000	309,638
	Lippo Ltd.	1,161,700	326,971
	Liu Chong Hing Investment Ltd.	1,531,200	1,266,281
	L’Occitane International SA	1,619,000	4,053,366
	Luk Fook Holdings International Ltd.	3,450,000	11,037,451
	Lung Kee Bermuda Holdings	1,491,875	437,883
*	Magnificent Hotel Investment Ltd.	13,170,000	185,369

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Man Wah Holdings Ltd.	3,866,800	$3,186,256
*	Mason Group Holdings Ltd.	111,713,399	413,089
* ††	Master Glory GP	972,981	0
	Matrix Holdings Ltd.	1,067,414	321,574
#	MECOM Power & Construction Ltd.	7,414,000	1,546,686
	Melbourne Enterprises Ltd.	39,500	614,252
*	Melco International Development Ltd.	3,622,000	4,225,181
# * ††	MH Development NPV	3,238,000	0
*	Midland Holdings Ltd.	2,901,987	313,369
	Miramar Hotel & Investment	1,160,000	1,766,899
	Modern Dental Group Ltd.	2,158,000	800,913
*	Mongolian Mining Corp.	975,000	385,697
*	NagaCorp Ltd.	5,080,946	3,965,184
	Nameson Holdings Ltd.	7,692,000	519,287
	Nanyang Holdings Ltd.	133,500	467,508
	National Electronics Holdings	2,668,600	312,707
* ††	National United Resources Holdings Ltd.	1,828,000	22,490
*	New Times Energy Corp. Ltd.	994,000	11,829
* ††	NewOcean Energy Holdings Ltd.	7,246,000	13,477
	Nissin Foods Co. Ltd.	1,561,000	1,379,008
	NWS Holdings Ltd.	7,045,000	6,307,075
	Oriental Watch Holdings	2,679,611	1,485,435
# *	Oshidori International Holdings Ltd.	20,024,400	651,577
* ††	Pacific Andes International Holdings Ltd.	19,435,067	0
	Pacific Basin Shipping Ltd.	27,975,000	10,826,192
*	Pacific Century Premium Developments Ltd.	457,240	20,667
	Pacific Textiles Holdings Ltd.	5,060,000	1,631,523
*	Paliburg Holdings Ltd.	3,180,830	710,317
*	Paradise Entertainment Ltd.	2,356,000	299,319
#	PC Partner Group Ltd.	1,108,000	669,302
	PCCW Ltd.	16,795,545	8,384,011
# * ††	Peace Mark Holdings Ltd.	2,479,870	0
	Pentamaster International Ltd.	1,550,000	162,240
#	Perfect Medical Health Management Ltd.	2,611,000	1,312,748
	Pico Far East Holdings Ltd.	5,010,000	894,938
	Playmates Holdings Ltd.	7,082,000	551,535
	Plover Bay Technologies Ltd.	2,224,000	718,278
	Pokfulam Development Co. Ltd.	62,000	67,911
*	PT International Development Co. Ltd.	8,229,150	114,330
	Public Financial Holdings Ltd.	2,848,000	798,890
* ††	Pyxis Group Ltd.	1,936,000	0
# *	Realord Group Holdings Ltd.	290,000	200,245
*	Regal Hotels International Holdings Ltd.	2,897,800	1,151,609
# Ω	Regina Miracle International Holdings Ltd.	1,983,000	757,623
	Safety Godown Co. Ltd.	1,200,000	328,721
* Ω	Samsonite International SA	894,300	2,773,003
	SAS Dragon Holdings Ltd.	2,178,000	984,331
	SEA Holdings Ltd.	1,657,523	408,974
*	Shangri-La Asia Ltd.	4,134,000	3,876,011
*	Shin Hwa World Ltd.	6,932,800	149,737
*	Shun Ho Property Investments Ltd.	1,254,757	192,647
*	Shun Tak Holdings Ltd.	9,175,419	1,684,434
	Singamas Container Holdings Ltd.	8,800,000	697,473
# *	SJM Holdings Ltd.	13,900,750	6,956,720
	SmarTone Telecommunications Holdings Ltd.	1,769,981	1,134,393
#	Solomon Systech International Ltd.	8,926,000	562,477

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Soundwill Holdings Ltd.	600,500	$512,915
*	South China Holdings Co. Ltd.	17,774,503	109,141
*	Space Group Holdings Ltd.	392,500	177,627
	Stella International Holdings Ltd.	2,693,500	2,863,353
	Sun Hung Kai & Co. Ltd.	4,852,429	1,851,162
*	Suncorp Technologies Ltd.	210,000	7,150
	SUNeVision Holdings Ltd.	2,891,000	1,644,607
	TAI Cheung Holdings Ltd.	2,329,000	1,229,076
	Tai Hing Group Holdings Ltd.	221,000	28,396
	Tai Sang Land Development Ltd.	798,910	405,953
#	Tan Chong International Ltd.	1,176,000	261,010
	Tao Heung Holdings Ltd.	1,396,000	151,407
*	Television Broadcasts Ltd.	1,927,700	2,428,473
	Texhong International Group Ltd.	371,000	284,600
	Texwinca Holdings Ltd.	4,072,000	698,559
*	Theme International Holdings Ltd.	2,750,000	298,127
	Tian Teck Land Ltd.	1,024,000	483,638
*	TOM Group Ltd.	416,000	32,358
*	Tongda Group Holdings Ltd.	640,000	9,375
	Town Health International Medical Group Ltd.	6,486,115	263,637
	Tradelink Electronic Commerce Ltd.	6,126,000	743,689
	Transport International Holdings Ltd.	1,584,202	2,140,372
	United Laboratories International Holdings Ltd.	5,574,000	3,868,557
*	Universal Technologies Holdings Ltd.	1,730,000	25,968
* ††	Untrade.China Solar	1,669,500	0
* ††	Up Energy Development Group Ltd.	3,929,000	0
*	Value Convergence Holdings Ltd.	2,448,000	46,602
#	Value Partners Group Ltd.	5,325,000	1,694,101
	Vedan International Holdings Ltd.	3,576,000	234,051
	Vesync Co. Ltd.	18,000	7,337
	Vitasoy International Holdings Ltd.	3,581,000	6,937,833
# * Ω	VPower Group International Holdings Ltd., Class H	2,839,397	119,321
#	VSTECS Holdings Ltd.	5,429,600	3,183,333
	VTech Holdings Ltd.	1,166,000	6,978,118
	Wai Kee Holdings Ltd.	5,024,738	1,083,016
*	Wang On Group Ltd.	41,740,000	274,110
# *	Wealthking Investments Ltd.	7,296,000	321,539
	Wing On Co. International Ltd.	759,000	1,298,879
	Wing Tai Properties Ltd.	2,187,331	961,874
*	YT Realty Group Ltd.	1,968,124	125,295
	YTO International Express & Supply Chain Technology Ltd.	810,000	201,958
	Yue Yuen Industrial Holdings Ltd.	3,048,000	4,287,662
# *	Yunfeng Financial Group Ltd.	612,000	92,760
# *	Zensun Enterprises Ltd.	1,154,000	135,428
*	Zhaobangji Properties Holdings Ltd.	2,104,000	83,272

TOTAL HONG KONG			291,677,789

NEW ZEALAND — (4.1%)
*	AFT Pharmaceuticals Ltd.	34,226	74,116
*	Air New Zealand Ltd.	2,841,438	1,362,603
#	Arvida Group Ltd.	1,195,729	696,813
	Briscoe Group Ltd.	34,115	97,457
*	Channel Infrastructure NZ Ltd.	895,413	846,307
	Chorus Ltd.	1,988,045	10,469,640
	Colonial Motor Co. Ltd.	139,730	778,605

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Comvita Ltd.	50,282	$99,070
	Delegat Group Ltd.	6,400	33,224
# *	Eroad Ltd.	24,092	9,361
	Freightways Group Ltd.	830,172	4,914,113
	Genesis Energy Ltd.	35,946	62,398
*	Gentrack Group Ltd.	71,302	125,575
	Hallenstein Glasson Holdings Ltd.	307,057	1,113,535
	Heartland Group Holdings Ltd.	2,479,782	2,421,247
	Investore Property Ltd.	662,130	583,512
	KMD Brands Ltd.	2,417,158	1,663,658
#	Manawa Energy Ltd.	237,979	739,932
#	Millennium & Copthorne Hotels New Zealand Ltd.	354,679	476,719
#	Napier Port Holdings Ltd.	46,155	76,544
#	NZME Ltd.	945,851	646,678
#	NZX Ltd.	1,581,781	1,199,289
	Oceania Healthcare Ltd.	1,463,403	670,077
# *	Pacific Edge Ltd.	1,212,223	325,121
#	PGG Wrightson Ltd.	120,785	325,185
# *	Pushpay Holdings Ltd.	2,847,906	2,489,036
*	Rakon Ltd.	182,922	100,101
	Restaurant Brands New Zealand Ltd.	145,379	611,864
* ††	RPNZ Ltd.	274,180	0
#	Sanford Ltd.	362,156	929,186
	Scales Corp. Ltd.	436,710	885,129
#	Scott Technology Ltd.	53,121	92,150
*	Serko Ltd.	125,518	187,960
	Skellerup Holdings Ltd.	802,263	2,628,623
	SKY Network Television Ltd.	353,030	557,150
*	SKYCITY Entertainment Group Ltd.	4,246,632	6,359,456
	Steel & Tube Holdings Ltd.	575,667	385,947
	Summerset Group Holdings Ltd.	655,188	3,611,516
*	Synlait Milk Ltd.	346,641	462,201
# *	Tourism Holdings Ltd.	683,001	1,710,827
	TOWER Ltd.	1,895,126	729,246
#	Turners Automotive Group Ltd.	109,772	231,052
# *	Vista Group International Ltd.	516,999	450,537
	Warehouse Group Ltd.	396,236	458,893

TOTAL NEW ZEALAND			52,691,653

SINGAPORE — (11.2%)
* ††	Abterra Ltd.	230,320	0
	AEM Holdings Ltd.	798,000	1,917,596
#	Amara Holdings Ltd.	974,800	231,148
# *	Avarga Ltd.	2,626,500	405,035
	Aztech Global Ltd.	380,900	232,291
# *	Banyan Tree Holdings Ltd.	927,000	255,522
# * ††	Best World International Ltd.	514,383	952,828
#	Bonvests Holdings Ltd.	950,000	700,954
	Boustead Singapore Ltd.	2,084,782	1,291,932
	BRC Asia Ltd.	26,900	34,345
#	Bukit Sembawang Estates Ltd.	1,176,003	3,624,883
	Bund Center Investment Ltd.	659,825	233,906
	Capitaland India Trust	4,398,500	3,609,705
#	Centurion Corp. Ltd.	1,405,100	370,288
#	China Aviation Oil Singapore Corp. Ltd.	2,325,999	1,715,938

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	China Sunsine Chemical Holdings Ltd.	3,341,800	$1,177,851
	Chuan Hup Holdings Ltd.	3,341,700	529,853
	Civmec Ltd.	162,700	83,838
	ComfortDelGro Corp. Ltd.	9,307,100	8,267,458
# *	COSCO Shipping International Singapore Co. Ltd.	6,513,500	804,448
# *	Creative Technology Ltd.	285,050	306,897
#	CSE Global Ltd.	2,678,760	695,860
	Dasin Retail Trust	296,700	38,969
	Del Monte Pacific Ltd.	2,336,864	413,879
#	Delfi Ltd.	1,113,800	946,726
* ††	DMX Technologies Group Ltd.	2,096,000	0
# *	Dyna-Mac Holdings Ltd.	1,390,900	209,792
# * ††	Ezion Holdings Ltd.	9,845,878	0
# * ††	Ezra Holdings Ltd.	6,762,986	0
	Far East Orchard Ltd.	1,191,395	928,458
	First Resources Ltd.	2,405,800	2,855,069
#	First Sponsor Group Ltd.	484,728	461,799
	Food Empire Holdings Ltd.	1,334,200	1,024,309
#	Fraser & Neave Ltd.	328,300	266,547
	Frasers Property Ltd.	13,400	8,803
	Frencken Group Ltd.	1,082,500	925,913
#	Fu Yu Corp. Ltd.	3,671,500	607,941
*	Gallant Venture Ltd.	5,386,600	526,404
#	Geo Energy Resources Ltd.	2,143,100	532,132
	Golden Agri-Resources Ltd.	30,687,500	6,592,370
*	Golden Energy & Resources Ltd.	2,327,500	1,736,523
	GP Industries Ltd.	181,509	86,648
	Grand Venture Technology Ltd.	34,200	13,147
#	GuocoLand Ltd.	1,697,314	2,016,004
# *	Halcyon Agri Corp. Ltd.	1,600,000	492,672
#	Haw Par Corp. Ltd.	430,100	3,154,302
	Hiap Hoe Ltd.	498,000	285,419
#	Ho Bee Land Ltd.	1,505,100	2,545,278
#	Hong Fok Corp. Ltd.	2,519,194	1,936,779
	Hong Leong Asia Ltd.	1,675,100	852,613
	Hong Leong Finance Ltd.	1,014,200	1,900,356
#	Hotel Grand Central Ltd.	1,611,854	1,089,552
#	Hour Glass Ltd.	1,390,232	2,279,977
	HRnetgroup Ltd.	317,900	194,739
	Hutchison Port Holdings Trust	24,134,400	4,520,421
# * ††	Hyflux Ltd.	3,238,900	0
	iFAST Corp. Ltd.	719,700	2,663,861
#	Indofood Agri Resources Ltd.	2,701,700	632,078
	InnoTek Ltd.	336,600	123,076
#	ISDN Holdings Ltd.	412,544	158,898
#	Japfa Ltd.	2,503,910	433,644
# * ††	Jurong Technologies Industrial Corp. Ltd.	2,227,680	0
#	Keppel Infrastructure Trust	18,468,846	7,299,580
#	KSH Holdings Ltd.	1,278,300	327,452
	Low Keng Huat Singapore Ltd.	949,800	293,569
*	Lum Chang Holdings Ltd.	1	0
*	Mandarin Oriental International Ltd.	1,452,700	2,523,455
# *	Marco Polo Marine Ltd.	7,193,300	234,020
	Metro Holdings Ltd.	2,946,592	1,363,873
	Mewah International, Inc.	89,000	20,373
	Micro-Mechanics Holdings Ltd.	124,100	187,763

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
# * ††	Midas Holdings Ltd.	8,576,553	$0
*	mm2 Asia Ltd.	5,969,400	188,802
#	Nanofilm Technologies International Ltd.	880,500	1,073,058
	Netlink NBN Trust	2,216,400	1,434,153
	NSL Ltd.	409,900	266,271
# *	Oceanus Group Ltd.	4,959,300	44,707
	OUE Ltd.	1,993,600	1,782,879
#	Oxley Holdings Ltd.	7,186,441	758,940
	Pacific Century Regional Developments Ltd.	179,000	51,932
#	Pan-United Corp. Ltd.	1,866,350	547,366
	Propnex Ltd.	386,300	561,018
#	PSC Corp. Ltd.	1,339,819	336,891
#	Q&M Dental Group Singapore Ltd.	1,136,160	273,827
	QAF Ltd.	1,484,380	948,776
# *	Raffles Education Ltd.	2,803,923	109,532
	Raffles Medical Group Ltd.	5,971,532	6,695,434
	Riverstone Holdings Ltd.	617,800	279,217
# *	SATS Ltd.	2,680,067	5,640,200
#	SBS Transit Ltd.	796,600	1,635,606
# *	Sembcorp Marine Ltd.	50,140,800	4,500,126
	Sheng Siong Group Ltd.	3,673,500	4,669,016
*	SHS Holdings Ltd.	2,175,300	236,029
*	SIA Engineering Co. Ltd.	1,672,600	2,834,870
	SIIC Environment Holdings Ltd.	5,686,720	828,172
	Silverlake Axis Ltd.	950,300	235,940
	Sinarmas Land Ltd.	7,118,700	1,001,726
#	Sing Holdings Ltd.	1,470,400	397,572
	Sing Investments & Finance Ltd.	350,675	427,225
	Singapore Land Group Ltd.	127,669	209,099
	Singapore Post Ltd.	8,906,800	3,344,989
	Singapore Shipping Corp. Ltd.	1,642,504	327,102
	Stamford Land Corp. Ltd.	5,782,218	1,734,974
	StarHub Ltd.	4,412,000	3,453,915
	Straco Corp. Ltd.	130,000	47,399
#	Straits Trading Co. Ltd.	447,900	748,392
# * ††	Swiber Holdings Ltd.	2,895,250	0
#	Thomson Medical Group Ltd.	2,164,600	109,458
	Tiong Woon Corp. Holding Ltd.	26,600	9,516
#	Tuan Sing Holdings Ltd.	4,214,136	1,044,617
#	UMS Holdings Ltd.	2,436,968	2,043,270
	United Overseas Insurance Ltd.	168,150	809,529
	UOB-Kay Hian Holdings Ltd.	2,574,498	2,752,473
#	Valuetronics Holdings Ltd.	2,647,550	1,036,509
	Venture Corp. Ltd.	106,100	1,412,131
#	Vicom Ltd.	557,500	783,441
#	Wee Hur Holdings Ltd.	2,614,200	412,326
	Wing Tai Holdings Ltd.	3,417,367	3,829,793
	Yeo Hiap Seng Ltd.	228,759	115,996

TOTAL SINGAPORE			145,131,973

UNITED STATES — (0.1%)
* Ω	Frontage Holdings Corp.	3,020,000	910,204

TOTAL COMMON STOCKS			1,276,459,499

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Australian Mines Ltd.	120,864	$606
*	Decmil Group Ltd.	5,307	0
*	European Lithium Ltd.	323,975	1,949
*	Highfield Resources Ltd.	11,353	0
*	Investigator Resources Ltd.	109,788	0
*	Kelsian Group Ltd.	70,380	0
*	PointsBet Holdings Ltd.	6,189	0

TOTAL AUSTRALIA			2,555

SINGAPORE — (0.0%)
*	Ezion Holdings Ltd.	4,459,201	0

TOTAL RIGHTS/WARRANTS			2,555

TOTAL INVESTMENT SECURITIES (Cost $1,489,614,967)			1,276,462,054

			Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@ §	DFA Investment Trust Co.	1,282,865	14,836,338

TOTAL INVESTMENTS — (100.0%) (Cost $1,504,453,875)^^			$1,291,298,392

ADR	American Depositary Receipt
SA	Special Assessment
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Summary of the Series’ investments as of March 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$12,172	$783,125,885	$239,314	$783,377,371
Cayman Islands	—	13,542	—	13,542
China	184,835	2,472,132	—	2,656,967
Hong Kong	130,728	291,141,059	406,002	291,677,789
New Zealand	—	52,691,653	—	52,691,653
Singapore	—	144,179,145	952,828	145,131,973
United States	—	910,204	—	910,204

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Rights/Warrants
Australia	—	$2,555	—		$2,555
Securities Lending Collateral	—	14,836,338	—		14,836,338

TOTAL	$327,735	$1,289,372,513	$1,598,144	^	$1,291,298,392

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (99.3%)
COMMUNICATION SERVICES — (3.7%)
	4imprint Group PLC	163,687	$9,780,059
*	Ascential PLC	1,680,248	5,005,687
	Bloomsbury Publishing PLC	316,806	1,742,913
	Centaur Media PLC	254,249	153,626
# *	Frontier Developments PLC	55,575	322,760
	Future PLC	140,642	2,021,440
	Gamma Communications PLC	195,090	2,616,636
*	Helios Towers PLC	1,996,859	2,559,911
# *	Hyve Group PLC	1,575,593	2,194,766
	ITV PLC	7,341,206	7,540,033
	Moneysupermarket.com Group PLC	3,209,924	9,894,664
	Next Fifteen Communications Group PLC	159,091	1,646,781
	Reach PLC	2,007,509	1,866,945
*	S4 Capital PLC	276,803	555,200
	STV Group PLC	4,918	15,141
*	Tremor International Ltd.	169,671	440,159
*	Tremor International Ltd., ADR	2,906	15,242

TOTAL COMMUNICATION SERVICES			48,371,963

CONSUMER DISCRETIONARY — (18.2%)
*	888 Holdings PLC	2,178,765	1,397,369
# *	ASOS PLC	68,338	693,981
# * Ω	Aston Martin Lagonda Global Holdings PLC	655,367	1,843,455
*	Auction Technology Group PLC	27,557	208,648
	Bellway PLC	462,753	12,604,695
*	boohoo Group PLC	1,165,114	856,529
*	Card Factory PLC	1,094,421	1,180,372
*	Cazoo Group Ltd.	28,833	71,795
	Coats Group PLC	5,288,245	4,826,050
	Crest Nicholson Holdings PLC	1,975,094	5,322,929
	Currys PLC	6,260,055	4,561,019
* Ω	Deliveroo PLC	1,090,968	1,235,856
	DFS Furniture PLC	1,221,904	2,050,561
*	Dignity PLC	176,027	1,152,102
	Domino’s Pizza Group PLC	3,097,499	10,921,844
	Dr Martens PLC	506,311	887,842
	Dunelm Group PLC	687,101	9,368,355
*	Frasers Group PLC	914,648	8,772,844
	Fuller Smith & Turner PLC, Class A	151,287	870,959
	Games Workshop Group PLC	176,068	20,971,598
	Greggs PLC	601,854	20,668,172
# * Ω	Gym Group PLC	942,085	1,073,440
	Halfords Group PLC	1,483,295	3,194,858
	Headlam Group PLC	505,637	1,892,291
	Henry Boot PLC	541,758	1,490,731
	Hollywood Bowl Group PLC	321,950	924,867
* Ω	Hostelworld Group PLC	197,157	321,580
	Inchcape PLC	2,177,596	20,873,818
*	J D Wetherspoon PLC	508,212	4,506,262

1

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Lookers PLC	1,469,033	$1,492,351
*	Marston’s PLC	3,765,638	1,670,975
	Me Group International PLC	1,538,043	2,380,440
*	Mitchells & Butlers PLC	1,976,962	4,017,012
	MJ Gleeson PLC	240,572	1,281,207
*	Motorpoint group PLC	51,520	85,644
# *	N Brown Group PLC	949,432	336,444
* Ω	On the Beach Group PLC	76,095	135,221
*	Pendragon PLC	5,100,308	1,043,900
	Pets at Home Group PLC	2,837,331	12,926,104
*	Playtech PLC	1,926,086	12,515,330
	PPHE Hotel Group Ltd.	15,424	219,186
*	Rank Group PLC	1,027,396	931,997
	Redrow PLC	1,564,465	9,254,002
*	Restaurant Group PLC	1,202,762	604,372
	Smiths News PLC	43,375	25,144
*	SSP Group PLC	3,277,623	9,977,038
# ††	Studio Retail Group PLC	220,669	58,690
*	Superdry PLC	345,305	461,910
*	THG PLC	346,597	290,354
Ω	TI Fluid Systems PLC	403,851	534,918
	Topps Tiles PLC	786,772	444,201
	Vertu Motors PLC	1,326,258	980,964
	Victorian Plumbing Group PLC	3,642	3,568
	VIDENDUM PLC	218,073	2,382,670
	Vistry Group PLC	1,351,196	13,074,434
* Ω	Watches of Switzerland Group PLC	584,723	5,897,585
	WH Smith PLC	505,447	9,356,062
	Wickes Group PLC	2,160,884	3,684,088
	Young & Co’s Brewery PLC, Class A	15,277	193,789

TOTAL CONSUMER DISCRETIONARY			241,004,422

CONSUMER STAPLES — (8.3%)
	AG Barr PLC	742,960	4,613,951
	Anglo-Eastern Plantations PLC	124,523	1,261,880
Ω	Bakkavor Group PLC	121,093	156,206
	Britvic PLC	1,626,728	17,915,478
*	C&C Group PLC	1,932,706	3,756,243
	Carr’s Group PLC	349,511	554,183
	Cranswick PLC	366,623	13,646,796
	Devro PLC	1,358,722	5,494,414
	Fevertree Drinks PLC	397,307	6,282,443
*	Greencore Group PLC	3,056,010	3,066,954
	Hilton Food Group PLC	346,227	2,963,895
*	Marks & Spencer Group PLC	8,636,213	17,816,347
*	McBride PLC	895,746	306,775
	MP Evans Group PLC	7,544	82,508
# *	Naked Wines PLC	32,906	41,441
#	Nichols PLC	2,884	40,373
	Premier Foods PLC	4,712,428	7,060,933
	PZ Cussons PLC	1,833,464	4,197,890
	Tate & Lyle PLC	2,205,560	21,360,734

TOTAL CONSUMER STAPLES			110,619,444

2

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (4.0%)
*	Capricorn Energy PLC	4,040,365	$11,637,939
	Diversified Energy Co. PLC	3,477,221	4,060,721
	Energean PLC	409,888	6,580,379
*	EnQuest PLC	12,240,540	2,804,554
	Genel Energy PLC	934,783	1,350,338
	Gulf Keystone Petroleum Ltd.	1,511,253	2,718,958
	Harbour Energy PLC	1,153,463	3,908,899
	Hunting PLC	830,498	2,419,090
*	Hurricane Energy PLC	135,388	11,846
*	John Wood Group PLC	3,827,355	9,476,234
# *	Petrofac Ltd.	2,535,157	2,466,662
*	Pharos Energy PLC	1,731,164	477,258
# *	Savannah Energy PLC	388,799	125,901
	Serica Energy PLC	1,082,076	2,979,437
# *	Tullow Oil PLC	6,839,739	2,659,634

TOTAL ENERGY			53,677,850

FINANCIALS — (18.7%)
	AJ Bell PLC	920,780	3,940,225
	Ashmore Group PLC	2,519,138	7,451,904
	Bank of Georgia Group PLC	269,724	9,160,653
	Beazley PLC	2,901,560	21,455,511
Ω	Bridgepoint Group PLC	7,632	20,936
	Brooks Macdonald Group PLC	628	14,378
	Burford Capital Ltd.	954,004	8,890,631
	Chesnara PLC	912,379	3,385,350
	Close Brothers Group PLC	874,035	9,747,653
Ω	CMC Markets PLC	1,057,243	2,307,420
	Direct Line Insurance Group PLC	4,914,707	8,348,926
* Ω	Funding Circle Holdings PLC	104,248	68,947
*	Georgia Capital PLC	28,194	273,039
	H&T Group PLC	2,590	13,434
	Hiscox Ltd.	1,192,392	16,315,309
	IG Group Holdings PLC	718,968	6,204,312
	Impax Asset Management Group PLC	204,855	2,029,611
	IntegraFin Holdings PLC	614,332	2,055,292
	International Personal Finance PLC	1,332,924	1,627,096
	Investec PLC	256,360	1,422,667
	IP Group PLC	6,203,004	4,226,043
	Jupiter Fund Management PLC	2,582,396	4,330,431
	Just Group PLC	7,253,311	7,683,552
	Lancashire Holdings Ltd.	1,661,042	11,335,616
	Liontrust Asset Management PLC	137,425	1,738,230
	Man Group PLC	7,541,211	21,969,225
*	Metro Bank PLC	164,184	215,246
	Mortgage Advice Bureau Holdings Ltd.	3,857	35,238
* Ω	Network International Holdings PLC	187,275	569,750
	Ninety One PLC	1,895,455	4,322,294
	Numis Corp. PLC	311,926	827,003
	OSB Group PLC	2,156,676	12,901,006
	Paragon Banking Group PLC	1,921,607	12,357,873
	PayPoint PLC	444,741	2,495,839
	Plus500 Ltd.	519,961	10,839,863
	Polar Capital Holdings PLC	263,455	1,474,362
Ω	Quilter PLC	7,793,244	8,097,913

3

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Rathbones Group PLC	356,200	$8,434,635
	Record PLC	18,948	18,332
	S&U PLC	29,699	867,065
Ω	Sabre Insurance Group PLC	407,841	569,939
*	Saga PLC	628,907	1,038,328
	TBC Bank Group PLC	106,116	2,929,296
	TP ICAP Group PLC	4,011,854	8,919,307
	Vanquis Banking Group PLC	1,427,848	4,178,687
	Virgin Money UK PLC	6,472,181	11,697,097
††	Waterloo Investment Holdings Ltd.	4,000	280
	XPS Pensions Group PLC	12,911	25,464

TOTAL FINANCIALS			248,831,208

HEALTH CARE — (4.4%)
††	4d pharma PLC	42,478	3,249
	Advanced Medical Solutions Group PLC	396,530	1,086,427
	Alliance Pharma PLC	2,372,960	2,019,198
	CVS Group PLC	411,527	9,408,607
	EKF Diagnostics Holdings PLC	79,384	30,394
	EMIS Group PLC	328,823	6,083,923
*	Ergomed PLC	52,497	657,990
	Hikma Pharmaceuticals PLC	257,312	5,333,388
*	Indivior PLC	759,374	12,971,040
Ω	Integrated Diagnostics Holdings PLC	1,249,693	577,484
	Mediclinic International PLC	2,400,508	14,723,703
*	NIOX GROUP PLC	202,629	116,688
*	PureTech Health PLC	364,990	994,939
* Ω	Spire Healthcare Group PLC	1,830,690	4,802,615
*	Trellus Health PLC	1,632	131
*	Verici Dx PLC	1,588	264

TOTAL HEALTH CARE			58,810,040

INDUSTRIALS — (23.1%)
*	Ashtead Technology Holdings PLC	5,467	20,602
	Avon Protection PLC	186,426	2,129,597
*	Babcock International Group PLC	2,909,347	10,747,654
	Balfour Beatty PLC	3,585,302	16,504,859
	Begbies Traynor Group PLC	60,262	94,762
	Bodycote PLC	1,222,653	9,836,983
	BRAEMAR PLC	91,109	339,822
*	Capita PLC	10,335,023	4,666,669
	Chemring Group PLC	1,977,936	6,827,236
	Clarkson PLC	211,472	8,065,466
*	Costain Group PLC	237,261	159,718
*	De La Rue PLC	498,978	318,163
# *	Dialight PLC	89,929	222,622
	Diploma PLC	404,082	14,069,192
	DiscoverIE Group PLC	582,264	5,547,202
Ω	DWF Group PLC	10,499	8,704
*	easyJet PLC	966,101	6,174,346
*	Esken Ltd.	1,707,178	111,867
	Firstgroup PLC	2,752,134	3,500,630
	Galliford Try Holdings PLC	648,733	1,382,253
	Genuit Group PLC	1,399,585	4,818,445
	Goodwin PLC	383	17,694

4

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Grafton Group PLC	1,489,341	$16,312,241
	Hays PLC	9,184,503	12,710,398
	IMI PLC	241,133	4,564,355
* ††	Industrial & Commercial Bank of China Ltd.	5,000	0
	International Distributions Services PLC	2,389,805	6,617,709
*	James Fisher & Sons PLC	225,442	805,271
	James Halstead PLC	133,208	300,616
	JET2 PLC	813,756	13,271,447
	Johnson Service Group PLC	685,411	1,036,013
	Keller Group PLC	438,701	3,663,365
*	Kier Group PLC	1,679,754	1,415,512
Ω	Luceco PLC	278,939	419,742
	Mears Group PLC	688,146	1,682,670
	Mitie Group PLC	7,827,322	7,921,785
	Morgan Advanced Materials PLC	1,921,125	6,748,729
	Morgan Sindall Group PLC	264,812	5,537,543
*	National Express Group PLC	3,001,140	4,505,346
	Norcros PLC	155,422	356,874
	Pagegroup PLC	1,947,013	10,961,672
	Porvair PLC	18,060	134,349
	QinetiQ Group PLC	3,241,231	13,021,437
	Redde Northgate PLC	1,406,965	6,001,421
	Renew Holdings PLC	71,090	593,665
*	Renewi PLC	607,766	4,550,099
	Ricardo PLC	310,737	2,120,413
	Robert Walters PLC	396,868	2,203,654
	Rotork PLC	4,230,857	16,485,779
	RWS Holdings PLC	233,495	866,046
	Senior PLC	2,425,576	4,683,021
	Serco Group PLC	5,743,194	10,883,379
	Severfield PLC	1,107,512	834,298
*	SIG PLC	4,254,528	2,301,332
	Smart Metering Systems PLC	549,515	5,041,448
	Speedy Hire PLC	3,302,680	1,371,199
	SThree PLC	862,751	4,429,753
	TClarke PLC	64,836	108,108
	Travis Perkins PLC	1,194,868	14,146,211
	Trifast PLC	524,611	504,288
	Tyman PLC	1,032,733	3,067,629
	Vesuvius PLC	1,526,317	7,792,348
	Volex PLC	452,877	1,208,464
	Volution Group PLC	757,172	4,045,479
	Vp PLC	153,784	1,276,765
	Wilmington PLC	334,384	1,250,312
	Wincanton PLC	697,292	1,858,688
	XP Power Ltd.	70,193	1,760,079

TOTAL INDUSTRIALS			306,935,438

INFORMATION TECHNOLOGY — (7.0%)
*	accesso Technology Group PLC	14,495	123,873
	Bytes Technology Group PLC	640,942	3,075,229
*	CentralNic Group PLC	42,563	68,190
	Computacenter PLC	497,525	13,194,949
	dotdigital group PLC	448,931	528,792
*	FD Technologies PLC	31,699	669,750

5

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	FDM Group Holdings PLC	474,306	$4,242,628
	GB Group PLC	122,543	453,079
	Gooch & Housego PLC	2,781	15,471
	IDOX PLC	140,149	108,285
	iomart Group PLC	279,306	429,779
# *	IQE PLC	2,184,969	730,388
	Kainos Group PLC	476,292	8,142,107
*	Kin & Carta PLC	251,989	240,770
	Learning Technologies Group PLC	523,209	837,037
	NCC Group PLC	1,825,476	2,303,702
	Oxford Instruments PLC	343,024	10,572,992
	Renishaw PLC	98,425	4,982,558
	RM PLC	313,272	278,828
	Softcat PLC	665,854	10,696,094
	Spectris PLC	413,423	18,757,539
	Spirent Communications PLC	4,036,030	8,675,192
#	Strix Group PLC	150,847	184,745
	TT Electronics PLC	1,084,117	2,508,270
*	Xaar PLC	553,856	1,430,853

TOTAL INFORMATION TECHNOLOGY			93,251,100

MATERIALS — (5.4%)
*	Accsys Technologies PLC	9,505	7,537
	Breedon Group PLC	2,867,223	2,713,342
	Capital Ltd.	59,308	72,292
	Castings PLC	172,368	738,396
	Centamin PLC	8,174,090	10,530,626
	Central Asia Metals PLC	724,031	2,118,400
	Ecora Resources PLC	1,253,361	1,831,500
*	Elementis PLC	3,432,244	5,037,198
	Essentra PLC	1,707,010	4,085,987
	Ferrexpo PLC	64,069	93,235
Ω	Forterra PLC	1,584,750	3,884,588
	Gem Diamonds Ltd.	413,552	133,262
	Hill & Smith PLC	546,022	9,047,928
	Hochschild Mining PLC	1,766,187	1,843,041
Ω	Ibstock PLC	2,864,941	6,117,929
	Marshalls PLC	973,474	3,756,648
	Pan African Resources PLC	5,197,533	1,061,869
*	Petra Diamonds Ltd.	17,532	16,291
	RHI Magnesita NV	135,090	3,742,526
*	SolGold PLC	1,142,243	271,632
	Synthomer PLC	2,125,997	3,081,373
	Victrex PLC	540,365	10,671,436
	Zotefoams PLC	103,100	493,005

TOTAL MATERIALS			71,350,041

REAL ESTATE — (3.1%)
	CLS Holdings PLC	4,103	6,804
	Foxtons Group PLC	1,351,763	671,781
	Grainger PLC	4,237,552	12,167,209
	Harworth Group PLC	30,381	40,731
	Helical PLC	644,222	2,382,931
*	IWG PLC	4,107,574	8,339,003
	LSL Property Services PLC	445,897	1,499,092

6

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
REAL ESTATE — (Continued)
	Phoenix Spree Deutschland Ltd.	15,813	$36,103
	Savills PLC	961,872	11,737,293
	Sirius Real Estate Ltd.	3,858,777	3,658,440
	Watkin Jones PLC	950,984	1,043,265

TOTAL REAL ESTATE			41,582,652

UTILITIES — (3.4%)
	Centrica PLC	1,447,990	1,896,336
	Drax Group PLC	2,467,126	18,531,341
	Pennon Group PLC	1,357,284	14,665,409
	Telecom Plus PLC	424,957	9,888,712

TOTAL UTILITIES			44,981,798

TOTAL COMMON STOCKS Cost ($1,343,213,459)			1,319,415,956

			Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@ §	DFA Investment Trust Co.	786,001	9,090,104

TOTAL INVESTMENTS — (100.0%) (Cost $1,352,305,632)^^			$1,328,506,060

ADR	American Depositary Receipt
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Summary of the Series’ investments as of March 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$15,242	$48,356,721	—	$48,371,963
Consumer Discretionary	71,795	240,873,937	$58,690	241,004,422
Consumer Staples	—	110,619,444	—	110,619,444
Energy	—	53,677,850	—	53,677,850
Financials	—	248,830,928	280	248,831,208
Health Care	—	58,806,791	3,249	58,810,040
Industrials	—	306,935,438	—	306,935,438
Information Technology	—	93,251,100	—	93,251,100
Materials	—	71,350,041	—	71,350,041
Real Estate	—	41,582,652	—	41,582,652

7

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Utilities	—	$44,981,798	—		$44,981,798
Securities Lending Collateral	—	9,090,104	—		9,090,104

TOTAL	$87,037	$1,328,356,804	$62,219	^	$1,328,506,060

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

8

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (92.5%)
AUSTRIA — (3.3%)
	Agrana Beteiligungs AG	83,141	$1,475,337
	ANDRITZ AG	438,579	29,676,069
	AT&S Austria Technologie & Systemtechnik AG	190,150	5,865,727
Ω	BAWAG Group AG	433,516	21,055,456
*	CA Immobilien Anlagen AG	97,797	2,627,589
*	DO & Co. AG	45,371	5,312,951
	EVN AG	246,314	5,470,345
*	FACC AG	136,081	1,035,381
*	Immofinanz AG	681,827	0
	Josef Manner & Comp AG	870	103,484
*	Kapsch TrafficCom AG	29,728	403,545
	Lenzing AG	84,016	6,364,565
	Mayr Melnhof Karton AG	56,673	9,419,576
	Oberbank AG	22,709	2,685,569
	Oesterreichische Post AG	107,992	3,997,878
	Palfinger AG	105,663	3,297,563
	POLYTEC Holding AG	106,063	531,336
	Porr AG	100,602	1,473,012
*	Raiffeisen Bank International AG	322,713	4,954,023
	Rosenbauer International AG	21,100	745,076
	Schoeller-Bleckmann Oilfield Equipment AG	69,998	4,511,525
	Semperit AG Holding	71,506	1,917,365
	Telekom Austria AG	1,158,627	8,750,197
	UBM Development AG	21,002	629,652
	UNIQA Insurance Group AG	983,326	8,285,441
	Vienna Insurance Group AG Wiener Versicherung Gruppe	289,761	7,792,399
	voestalpine AG	615,510	20,929,006
	Wienerberger AG	682,908	19,770,907
	Zumtobel Group AG	155,917	1,206,122

TOTAL AUSTRIA			180,287,096

BELGIUM — (4.0%)
	Ackermans & van Haaren NV	171,688	28,301,168
*	AGFA-Gevaert NV	1,252,462	3,665,743
	Atenor	22,537	1,094,983
	Barco NV	464,377	13,841,646
	Bekaert SA	250,767	11,326,345
# * Ω	Biocartis Group NV	357,370	236,466
#	bpost SA	378,267	2,156,922
*	Cie d’Entreprises CFE	49,898	543,885
#	Deceuninck NV	480,813	1,313,199
*	Deme Group NV	49,625	6,357,811
	D’ieteren Group	93,296	18,153,723
	Econocom Group SA	727,792	2,337,255
#	Etablissements Franz Colruyt NV	176,803	5,181,383
*	Euronav NV	1,347,567	22,523,111
	EVS Broadcast Equipment SA	69,287	1,651,477
	Exmar NV	148,598	1,564,194
	Fagron	311,838	5,327,388
*	Galapagos NV	201,742	7,755,995
	Gimv NV	122,027	5,896,514
*	Greenyard NV	2,890	20,031
#	Immobel SA	23,226	1,208,643
	Ion Beam Applications	142,529	2,464,049
	Jensen-Group NV	20,961	738,325

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
# *	Kinepolis Group NV	92,201	$4,743,703
	Lotus Bakeries NV	2,037	14,256,416
	Melexis NV	121,179	14,033,950
# *	Ontex Group NV	417,119	3,110,221
	Proximus SADP	742,355	7,178,761
	Recticel SA	301,673	5,625,345
	Roularta Media Group NV	19,318	362,505
	Shurgard Self Storage Ltd.	63,426	3,033,440
	Sipef NV	38,999	2,584,652
	Telenet Group Holding NV	241,123	5,483,366
	TER Beke SA	3,765	353,022
*	Tessenderlo Group SA	219,556	6,861,637
	Van de Velde NV	47,376	1,859,046
	VGP NV	28,396	2,531,382
	Viohalco SA	498,361	2,278,729

TOTAL BELGIUM			217,956,431

CANADA — (0.1%)
*	International Petroleum Corp.	443,347	4,227,073

DENMARK — (6.2%)
*	ALK-Abello AS	903,679	14,022,117
	Alm Brand AS	6,053,840	11,316,404
*	Ambu AS, Class B	72,032	1,083,154
*	Asetek AS	2,464	1,292
# *	Bang & Olufsen AS	599,792	852,098
	BankNordik P/F	10,800	283,238
# *	Bavarian Nordic AS	448,836	12,930,839
# *	Better Collective AS	79,678	1,549,239
*	Brodrene Hartmann AS	16,148	711,642
*	Cadeler AS	63,427	258,159
#	cBrain AS	18,289	374,495
*	Chemometec AS	83,142	4,780,790
	Columbus AS	490,087	460,894
	D/S Norden AS	200,319	13,471,357
	Dfds AS	258,006	10,468,451
#	Djurslands Bank AS	6,232	337,221
#	FLSmidth & Co. AS	319,467	12,238,602
#	Fluegger Group AS	4,198	222,922
# *	GN Store Nord AS	128,668	2,885,082
	GronlandsBANKEN AS	1,125	99,968
	H Lundbeck AS	1,373,508	6,355,583
*	H Lundbeck AS, Class A	14,791	62,753
# *	H+H International AS, Class B	131,547	2,067,795
*	Harboes Bryggeri AS, Class B	5,094	52,214
*	ISS AS	927,711	18,933,703
	Jeudan AS	40,046	1,477,914
*	Jyske Bank AS	437,851	30,683,484
	Lan & Spar Bank	4,895	465,894
	Matas AS	279,854	3,432,037
* Ω	Netcompany Group AS	108,231	3,949,792
*	Nilfisk Holding AS	154,895	3,048,528
# *	NKT AS	283,727	14,797,574
# * Ω	NNIT AS	71,567	723,738
	North Media AS	5,372	42,509
*	NTG Nordic Transport Group AS, Class A	13,802	822,640
*	Parken Sport & Entertainment AS	13,669	198,739
	Per Aarsleff Holding AS	133,648	5,742,800
	Ringkjoebing Landbobank AS	197,625	27,912,370

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Rockwool AS, Class B	4,739	$1,162,086
	ROCKWOOL AS, Class A	421	102,468
	Royal Unibrew AS	312,981	27,282,966
# *	RTX AS	54,444	1,111,281
Ω	Scandinavian Tobacco Group AS, Class A	452,246	9,003,645
	Schouw & Co. AS	94,292	7,899,120
	SimCorp AS	252,149	19,072,104
	Solar AS, Class B	42,286	3,413,215
	SP Group AS	4,788	181,362
	Spar Nord Bank AS	609,820	9,632,103
	Sparekassen Sjaelland-Fyn AS	1,651	44,081
	Sydbank AS	461,164	20,734,537
	TCM Group AS	2,578	25,166
# *	Tivoli AS	9,878	1,158,684
	Topdanmark AS	363,470	19,430,831
	UIE PLC	103,360	2,852,987
*	Zealand Pharma AS	217,874	6,825,978

TOTAL DENMARK			339,050,645

FINLAND — (5.0%)
	Aktia Bank Oyj	344,733	3,570,223
#	Alandsbanken Abp, Class B	23,036	952,293
	Alma Media Oyj	133,889	1,341,015
	Apetit Oyj	21,105	309,681
	Aspo Oyj	106,324	987,482
	Atria Oyj	98,413	1,222,750
#	Bittium Oyj	204,447	967,651
	Cargotec Oyj, Class B	261,200	12,715,387
	Caverion Oyj	167,428	1,560,009
#	Citycon Oyj	436,261	2,981,890
	Digia Oyj	85,054	522,846
Ω	Enento Group Oyj	4,779	84,866
*	Finnair Oyj	4,568,940	2,531,334
	Fiskars Oyj Abp	215,530	3,677,698
*	F-Secure Oyj	730,842	2,538,990
	Glaston OYJ ABP	9,217	10,117
#	Harvia Oyj	69,184	1,648,657
# *	HKScan Oyj, Class A	234,984	199,026
	Huhtamaki Oyj	631,957	23,477,003
	Ilkka Oyj	58,887	242,727
#	Kamux Corp.	59,097	334,483
	Kemira Oyj	741,189	13,058,250
#	Kojamo Oyj	599,747	7,058,225
	Konecranes Oyj	400,235	13,421,456
#	Lassila & Tikanoja Oyj	219,184	2,400,876
	Marimekko Oyj	38,944	412,895
#	Metsa Board Oyj, Class B	1,192,468	9,610,707
	Metso Outotec Oyj	108,793	1,187,952
	Musti Group Oyj	68,620	1,198,433
	Nokian Renkaat Oyj	750,536	7,180,279
	Olvi Oyj, Class A	99,753	3,239,594
	Oma Saastopankki Oyj	8,486	180,769
	Oriola Oyj, Class A	6,054	9,826
	Oriola Oyj, Class B	864,530	1,324,376
	Orion Oyj, Class B	600,547	26,843,210
	Outokumpu Oyj	2,082,311	11,342,634
	Pihlajalinna Oyj	80,774	654,354
#	Ponsse Oyj	71,199	2,176,971
# *	QT Group Oyj	54,468	3,981,877

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Raisio Oyj, Class V	985,362	$2,678,874
	Rapala VMC Oyj	116,693	461,945
	Revenio Group Oyj	140,739	5,902,131
Ω	Rovio Entertainment Oyj	42,808	362,604
	Sanoma Oyj	722,281	6,342,147
	Taaleri Oyj	8,120	93,284
#	Talenom Oyj	7,120	63,629
	Teleste Oyj	52,966	203,261
Ω	Terveystalo Oyj	139,213	1,060,690
	TietoEVRY Oyj	541,966	17,025,717
	Tokmanni Group Corp.	350,602	4,841,433
	Uponor Oyj	386,144	7,147,895
	Vaisala Oyj, Class A	125,217	5,411,583
#	Valmet Oyj	972,053	31,556,506
#	Verkkokauppa.com Oyj	13,945	39,383
# *	Viking Line Abp	11,073	185,153
	Wartsila OYJ Abp	1,942,166	18,328,737
*	WithSecure Oyj	713,504	1,181,823
	YIT Oyj	826,397	2,202,413

TOTAL FINLAND			272,248,020

FRANCE — (10.6%)
	ABC arbitrage	187,953	1,237,558
*	Air France-KLM	2,133,951	3,932,361
	AKWEL	68,408	1,007,515
Ω	ALD SA	185,423	2,173,609
	Altamir	136,094	4,014,169
	Alten SA	134,859	21,534,168
	Assystem SA	61,561	2,883,823
*	Atos SE	374,728	4,648,612
	Aubay	52,444	2,691,255
	Axway Software SA	38,973	891,466
*	Bastide le Confort Medical	18,680	592,518
	Beneteau SA	251,906	4,209,551
	Bigben Interactive	101,428	583,303
	Boiron SA	38,341	1,653,226
	Bonduelle SCA	99,470	1,299,225
*	Bourbon Corp.	28,851	0
	Burelle SA	591	324,406
# *	Casino Guichard Perrachon SA	253,877	1,796,989
	Catana Group	47,853	357,791
	Cegedim SA	41,041	856,206
*	CGG SA	4,288,114	3,307,188
#	Chargeurs SA	144,516	2,441,630
*	Cie des Alpes	137,830	1,916,909
	Cie Plastic Omnium SA	407,796	7,428,077
# *	Claranova SE	66,462	150,881
*	Coface SA	753,718	10,676,432
	Derichebourg SA	727,133	4,270,619
*	Ekinops SAS	7,393	70,835
	Electricite de Strasbourg SA	21,112	2,082,465
# * Ω	Elior Group SA	767,831	2,700,751
	Elis SA	1,241,664	23,746,932
	Equasens	8,754	680,529
	Eramet SA	75,959	7,940,227
# *	Esso SA Francaise	4,117	214,060
	Etablissements Maurel et Prom SA	384,538	1,436,558
	Eurazeo SE	159,863	11,379,107
#	Eutelsat Communications SA	1,169,230	7,802,928

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	Exail Technologies SA	4,320	$88,558
	Exel Industries, Class A	10,459	566,153
*	Faurecia SE	783,231	17,022,372
	Fnac Darty SA	95,137	3,512,584
*	Gaumont SA	10,715	1,135,924
	Gaztransport Et Technigaz SA	157,899	16,157,383
#	GEA	2,433	226,767
*	Genfit SA	11,113	44,624
*	GL Events	58,364	1,397,313
	Groupe Crit	22,187	1,760,086
	Groupe SFPI	21,754	54,179
	Guerbet	36,860	729,114
	Guillemot Corp.	2,527	21,004
	Haulotte Group SA	73,020	259,881
	HEXAOM	14,081	269,588
*	ID Logistics Group	15,056	4,478,078
	Imerys SA	226,467	9,783,677
	Infotel SA	637	39,055
# *	Innate Pharma SA	15,558	45,434
	Interparfums SA	14,058	1,058,203
	IPSOS	294,055	18,226,128
	Jacquet Metals SACA	93,637	1,820,663
*	JCDecaux SE	267,580	5,612,527
#	Kaufman & Broad SA	122,574	3,647,655
	Korian SA	461,522	3,456,932
	Laurent-Perrier	13,997	1,802,905
	Lectra	145,455	5,742,545
	Linedata Services	3,353	162,257
#	LISI	124,665	3,298,240
#	LNA Sante SA	33,206	1,203,370
Ω	Maisons du Monde SA	170,760	1,842,828
	Manitou BF SA	69,984	1,633,080
	Mersen SA	127,012	5,647,785
	Metropole Television SA	238,888	3,874,632
# *	Nacon SA	44,739	106,009
Ω	Neoen SA	48,900	1,541,812
	Nexans SA	195,817	19,510,833
	Nexity SA	255,198	6,408,402
*	Nicox	145,865	96,691
	NRJ Group	87,189	646,817
	Oeneo SA	128,172	1,919,927
*	OL Groupe SA	10,735	34,291
#	Plastiques Du Val De Loire	14,341	52,072
*	Prodways Group SA	6,480	16,359
	Quadient SA	216,359	3,952,050
# *	Rallye SA	6,989	11,740
# *	Recylex SA	102,008	0
	Rexel SA	1,298,768	30,877,829
	Robertet SA	475	451,491
	Rothschild & Co.	141,200	7,126,299
	Rubis SCA	592,754	15,861,028
	Samse SA	7,930	1,627,277
	Savencia SA	35,032	2,336,579
	SCOR SE	731,625	16,635,138
	SEB SA	39,866	4,536,118
	Seche Environnement SA	21,328	2,394,666
	SES SA	1,849,885	12,144,434
* Ω	SMCP SA	74,230	661,694
	Societe BIC SA	173,530	10,945,848

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	37,677	$3,748,128
	Societe pour l’Informatique Industrielle	56,611	3,085,579
*	SOITEC	136,675	21,932,574
# *	Solocal Group	681,417	326,522
	Sopra Steria Group SACA	119,421	25,095,691
	SPIE SA	871,653	25,299,515
# * Ω	SRP Groupe SA	56,827	91,056
	Stef SA	25,714	2,931,171
	Sword Group	37,202	1,767,874
	Synergie SE	67,143	2,414,145
# *	Technicolor Creative Studios SA	47,476	6,274
	Technip Energies NV	489,487	10,443,011
	Television Francaise 1	398,119	3,516,832
#	TFF Group	9,347	409,222
	Thermador Groupe	37,127	3,951,542
	Tikehau Capital SCA	33,936	895,946
	Totalenergies EP Gabon	4,026	747,185
	Trigano SA	61,206	7,973,441
*	Ubisoft Entertainment SA	271,667	7,240,784
	Valeo	936,234	19,211,303
*	Vallourec SA	573,476	7,243,189
# *	Vantiva SA	81,942	19,247
Ω	Verallia SA	263,147	11,206,530
	Vetoquinol SA	15,514	1,489,398
	Vicat SA	113,088	3,393,604
	VIEL & Cie SA	156,945	1,274,531
	Vilmorin & Cie SA	35,845	1,693,043
	Virbac SA	28,519	9,164,846
# *	Voltalia SA	15,744	249,152
#	Vranken-Pommery Monopole SA	16,787	325,952
	Wavestone	9,891	476,948
* Ω	X-Fab Silicon Foundries SE	175,620	1,658,360
*	Xilam Animation SA	415	12,212

TOTAL FRANCE			580,745,614

GERMANY — (13.6%)
	1&1 AG	250,809	2,753,635
	7C Solarparken AG	139,107	570,748
*	Aareal Bank AG	517,534	16,946,457
	Adesso SE	7,240	1,159,072
*	ADVA Optical Networking SE	3,098	72,748
	AIXTRON SE	299,531	10,180,332
	All for One Group SE	4,503	204,902
#	Allgeier SE	58,776	1,808,520
	Amadeus Fire AG	11,348	1,708,354
#	Aroundtown SA	1,664,654	2,379,697
	Atoss Software AG	16,326	2,952,148
	Aurubis AG	205,349	19,024,077
* Ω	Auto1 Group SE	29,769	211,209
#	Basler AG	108,156	2,612,179
# *	Bauer AG	155,095	1,028,016
	BayWa AG	104,518	4,619,426
	BayWa AG	124	7,797
	Bechtle AG	231,510	11,086,431
Ω	Befesa SA	134,371	6,105,925
	Bertrandt AG	38,449	2,089,083
*	Bijou Brigitte AG	23,422	1,220,083
#	Bilfinger SE	203,601	8,634,237
# *	Borussia Dortmund GmbH & Co. KGaA	665,682	2,965,084

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	CANCOM SE	247,263	$8,475,613
#	CECONOMY AG	997,442	2,719,332
	CENIT AG	57,781	805,198
	Cewe Stiftung & Co. KGAA	45,952	4,738,268
	CompuGroup Medical SE & Co. KgaA	188,493	9,709,596
	CropEnergies AG	184,720	2,271,539
*	CTS Eventim AG & Co. KGaA	194,635	12,167,774
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	744,480
	Dermapharm Holding SE	79,918	3,288,644
	Deutsche Beteiligungs AG	115,972	3,513,443
Ω	Deutsche Pfandbriefbank AG	1,147,894	9,950,978
	Deutz AG	674,170	4,374,757
	DIC Asset AG	375,149	3,225,021
	DMG Mori AG	3,298	151,596
# *	Dr Hoenle AG	35,520	775,308
	Draegerwerk AG & Co. KGaA	20,476	867,081
	Duerr AG	380,248	13,663,177
Ω	DWS Group GmbH & Co. KGaA	8,910	274,294
	Eckert & Ziegler Strahlen- und Medizintechnik AG	102,697	4,641,941
	EDAG Engineering Group AG	51,353	586,349
	Elmos Semiconductor SE	9,059	881,772
	ElringKlinger AG	194,514	1,991,619
	Encavis AG	516,270	8,868,836
	Energiekontor AG	15,031	1,084,242
*	Evotec SE	36,237	765,400
	Fabasoft AG	509	9,819
	Fielmann AG	152,624	6,365,841
# *	flatexDEGIRO AG	107,566	929,853
*	Fraport AG Frankfurt Airport Services Worldwide	208,174	10,494,014
	Freenet AG	931,981	24,217,035
	Fuchs Petrolub SE	123,223	4,217,523
	GEA Group AG	69,003	3,147,749
	Gerresheimer AG	231,069	22,911,886
	Gesco SE	55,404	1,586,722
	GFT Technologies SE	166,313	6,474,998
*	GK Software SE	581	119,725
*	Global Fashion Group SA	76,275	79,886
	Grand City Properties SA	737,608	5,246,023
	GRENKE AG	9,184	254,720
*	H&R GmbH & Co. KGaA	71,674	493,330
	Hamburger Hafen und Logistik AG	189,581	2,341,995
	Hawesko Holding SE	313	14,927
# *	Heidelberger Druckmaschinen AG	1,849,769	3,436,150
# *	HelloFresh SE	396,915	9,465,356
	Hensoldt AG	121,628	4,384,471
*	Highlight Communications AG	98,406	387,882
	Hochtief AG	79,071	6,613,122
	Hornbach Holding AG & Co. KGaA	55,881	4,472,489
	HUGO BOSS AG	412,000	29,627,124
# *	Hypoport SE	7,011	968,133
#	Indus Holding AG	138,578	3,759,457
Ω	Instone Real Estate Group SE	54,151	458,940
	IVU Traffic Technologies AG	51,403	924,381
	Jenoptik AG	402,135	13,704,235
Ω	JOST Werke AG	8,271	436,119
	K&S AG	1,101,197	23,449,824
	KION Group AG	116,629	4,522,189
#	Kloeckner & Co. SE	482,181	5,183,827
	Knaus Tabbert AG	1,753	81,775

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Koenig & Bauer AG	89,315	$1,875,359
#	Kontron AG	341,210	7,127,091
	Krones AG	111,294	13,164,188
	KSB SE & Co. KGaA	3,293	2,031,542
#	KWS Saat SE & Co. KGaA	83,735	5,546,952
	Lanxess AG	572,100	23,537,900
	LEG Immobilien SE	132,352	7,273,536
#	Leifheit AG	59,026	1,154,128
# *	Leoni AG	149,360	39,730
# *	Manz AG	25,270	659,597
*	Mediclin AG	82,946	294,419
*	Medigene AG	116,971	240,234
*	METRO AG	1,009,277	8,674,990
#	MLP SE	440,536	2,328,988
# *	Nagarro SE	60,296	6,143,930
	Nemetschek SE	54,404	3,755,549
	New Work SE	20,199	3,671,105
	Nexus AG	99,084	5,892,714
# *	Nordex SE	949,741	13,959,011
	Norma Group SE	216,047	5,105,555
	OHB SE	38,571	1,314,090
	PATRIZIA SE	348,340	3,637,902
#	Pfeiffer Vacuum Technology AG	47,911	8,100,228
	PNE AG	291,550	4,350,551
	Progress-Werk Oberkirch AG	8,558	288,688
#	ProSiebenSat.1 Media SE	1,223,091	12,458,757
	PSI Software AG	70,343	2,088,266
*	PVA TePla AG	87,303	2,057,173
*	q.beyond AG	644,117	606,127
*	R Stahl AG	14,952	288,964
	Rheinmetall AG	23,074	6,835,674
	SAF-Holland SE	265,527	3,393,887
	Salzgitter AG	246,522	9,764,418
	Schloss Wachenheim AG	6,929	116,343
Ω	Scout24 SE	287,656	17,109,489
#	Secunet Security Networks AG	8,338	1,847,665
# *	SGL Carbon SE	340,127	3,360,930
	Siltronic AG	144,490	10,568,234
	Sixt SE	95,034	12,658,726
*	SMA Solar Technology AG	56,090	6,040,788
# *	SNP Schneider-Neureither & Partner SE	3,170	100,209
#	Software AG	389,063	8,532,637
	Stabilus SE	173,166	12,106,100
#	STRATEC SE	33,736	2,299,852
	Stroeer SE & Co. KGaA	196,281	10,368,629
	Suedzucker AG	520,927	8,751,789
#	SUESS MicroTec SE	146,951	3,664,819
	Surteco Group SE	47,139	987,808
	Synlab AG	26,337	274,165
	TAG Immobilien AG	1,149,541	7,958,025
#	Takkt AG	249,050	3,930,881
* Ω	TeamViewer SE	653,135	11,126,416
	Technotrans SE	46,673	1,417,547
#	thyssenkrupp AG	2,228,914	16,051,744
	Traffic Systems SE	37,280	1,218,441
#	United Internet AG	11,434	197,100
	United Internet AG	153,317	2,638,741
# *	va-Q-tec AG	2,370	56,546
#	Varta AG	24,311	667,416

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	VERBIO Vereinigte BioEnergie AG	164,745	$7,739,231
*	Vitesco Technologies Group AG, Class A	25,256	1,826,322
	Vossloh AG	76,106	3,536,514
	Wacker Chemie AG	12,329	2,003,568
	Wacker Neuson SE	223,411	4,677,900
	Washtec AG	86,629	3,842,857
# *	Westwing Group SE	41,567	345,219
	Wuestenrot & Wuerttembergische AG	119,837	2,095,979
#	Zeal Network SE	35,034	1,342,439

TOTAL GERMANY			740,780,250

GREECE — (0.0%)
*	Neorion Holdings SA	14,991	0

IRELAND — (1.5%)
	AIB Group PLC	737,566	2,985,329
	Bank of Ireland Group PLC	5,242,828	53,048,492
	Cairn Homes PLC	1,908,875	2,111,899
*	Dalata Hotel Group PLC	281,109	1,274,609
	FBD Holdings PLC	142,812	2,183,688
	Glanbia PLC	1,136,976	16,552,348
* Ω	Glenveagh Properties PLC	974,588	1,061,444
	Irish Continental Group PLC	820,853	3,934,335
*	Permanent TSB Group Holdings PLC	268,168	670,797

TOTAL IRELAND			83,822,941

ISRAEL — (2.1%)
#	Adgar Investment & Development Ltd.	105,459	114,008
#	Afcon Holdings Ltd.	3,064	93,621
# *	AFI Properties Ltd.	100,052	2,640,463
	Africa Israel Residences Ltd.	13,924	547,745
*	Airport City Ltd.	14,891	197,138
*	Allot Ltd.	189,485	543,796
#	Alrov Properties & Lodgings Ltd.	49,832	2,082,283
	Arad Ltd.	28,474	316,618
	Ashtrom Group Ltd.	66,583	1,001,544
#	AudioCodes Ltd.	27,040	399,904
	Aura Investments Ltd.	334,602	449,760
#	Automatic Bank Services Ltd.	11,760	40,339
*	Avgol Industries 1953 Ltd.	468,925	231,051
	Azorim-Investment Development & Construction Co. Ltd.	575,905	1,439,910
*	Bet Shemesh Engines Holdings 1997 Ltd.	32,157	708,216
	Blue Square Real Estate Ltd.	37,333	2,035,628
*	Brack Capital Properties NV	18,347	2,192,496
*	Camtek Ltd.	24,395	675,612
	Carasso Motors Ltd.	132,164	626,072
*	Cellcom Israel Ltd.	502,271	1,817,363
*	Ceragon Networks Ltd.	266,244	444,627
*	Clal Insurance Enterprises Holdings Ltd.	322,725	4,390,103
# *	Compugen Ltd.	113,943	81,198
#	Danel Adir Yeoshua Ltd.	23,788	1,745,031
	Delek Automotive Systems Ltd.	262,734	2,446,173
	Delta Galil Ltd.	75,030	2,977,772
	Dor Alon Energy in Israel 1988 Ltd.	17,532	375,936
	Electra Consumer Products 1970 Ltd.	41,757	1,133,842
	Electra Ltd.	5,792	2,459,527
	Electra Real Estate Ltd.	44,441	396,050
*	Ellomay Capital Ltd.	2,597	31,512

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Enlight Renewable Energy Ltd.	71,067	$1,190,520
*	Equital Ltd.	130,022	3,115,726
	FMS Enterprises Migun Ltd.	19,186	571,018
	Formula Systems 1985 Ltd.	65,552	4,349,354
	Formula Systems 1985 Ltd., Sponsored ADR	640	42,054
	Fox Wizel Ltd.	46,063	3,934,899
	Gav-Yam Lands Corp. Ltd.	423,939	3,108,238
# *	Gilat Satellite Networks Ltd.	236,247	1,192,218
# *	Hagag Group Real Estate Development	16,780	61,945
	Harel Insurance Investments & Financial Services Ltd.	440,824	3,717,220
	Hilan Ltd.	105,824	4,415,823
	IDI Insurance Co. Ltd.	47,574	1,169,939
	IES Holdings Ltd.	1,354	90,319
	Ilex Medical Ltd.	4,067	93,998
	Inrom Construction Industries Ltd.	367,899	1,249,283
	Isracard Ltd.	175,232	732,455
	Israel Canada T.R Ltd.	220,206	402,847
	Israel Land Development Co. Ltd.	81,564	675,304
	Isras Investment Co. Ltd.	6,006	990,034
	Issta Ltd.	16,875	343,081
*	Kamada Ltd.	212,977	1,001,703
	Kardan Real Estate Enterprise & Development Ltd.	24,718	23,982
#	Kerur Holdings Ltd.	33,018	732,719
#	Klil Industries Ltd.	5,696	272,862
*	Lahav L.R. Real Estate Ltd.	9,407	7,743
	Levinstein Properties Ltd.	377	7,665
	M Yochananof & Sons Ltd.	5,479	252,440
	Magic Software Enterprises Ltd.	153,381	2,019,636
#	Malam - Team Ltd.	10,222	190,030
	Matrix IT Ltd.	222,812	3,927,088
	Max Stock Ltd.	7,391	14,427
#	Maytronics Ltd.	163,682	1,742,363
	Mediterranean Towers Ltd.	434,044	855,397
#	Mega Or Holdings Ltd.	85,860	1,848,775
*	Mehadrin Ltd.	1,666	52,024
*	Meitav Investment House Ltd.	132,413	469,091
	Menora Mivtachim Holdings Ltd.	186,995	3,807,275
	Meshulam Levinstein Contracting & Engineering Ltd.	310	23,069
*	Migdal Insurance & Financial Holdings Ltd.	2,039,870	2,180,252
	Mivtach Shamir Holdings Ltd.	30,255	572,362
	Mizrahi Tefahot Bank Ltd.	1	33
	Naphtha Israel Petroleum Corp. Ltd.	193,707	820,779
	Nawi Brothers Ltd.	68,328	520,159
*	Neto Malinda Trading Ltd.	4,663	91,732
*	Neto ME Holdings Ltd.	12,167	266,902
	Novolog Ltd.	200,415	101,004
	Oil Refineries Ltd.	11,638,145	3,185,527
	One Software Technologies Ltd.	48,820	498,283
	Palram Industries 1990 Ltd.	1,112	6,777
*	Partner Communications Co. Ltd.	858,708	3,977,487
*	Paz Oil Co. Ltd.	61,298	6,002,238
*	Perion Network Ltd.	100,470	3,916,182
	Plasson Industries Ltd.	21,191	839,738
#	Prashkovsky Investments & Construction Ltd.	10,063	217,524
*	Priortech Ltd.	9,623	174,231
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	51,979	3,090,128
	Retailors Ltd.	1,167	21,390
*	Scope Metals Group Ltd.	47,550	1,591,808
	Summit Real Estate Holdings Ltd.	222,691	2,463,992

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Suny Cellular Communication Ltd.	312,529	$117,375
#	Tadiran Group Ltd.	16,159	1,471,001
Ω	Tamar Petroleum Ltd.	38,322	106,949
	Tel Aviv Stock Exchange Ltd.	17,609	76,738
*	Tera Light Ltd.	66,289	80,249
#	Tiv Taam Holdings 1 Ltd.	39,749	70,857
#	Victory Supermarket Chain Ltd.	5,213	52,190
#	YH Dimri Construction & Development Ltd.	18,745	1,069,340

TOTAL ISRAEL			116,913,129

ITALY — (9.1%)
	A2A SpA	9,123,783	14,559,835
	ACEA SpA	376,142	5,143,136
# *	Aeffe SpA	177,250	240,748
	Amplifon SpA	20,849	722,637
Ω	Anima Holding SpA	1,941,442	7,889,600
	Aquafil SpA	83,333	451,823
	Ariston Holding NV	5,388	59,354
	Arnoldo Mondadori Editore SpA	1,122,764	2,380,562
	Ascopiave SpA	477,634	1,379,239
*	Autogrill SpA	86,803	621,814
#	Avio SpA	110,432	1,114,828
	Azimut Holding SpA	751,074	16,026,197
#	Banca Generali SpA	447,354	14,241,649
	Banca IFIS SpA	241,396	3,651,789
	Banca Mediolanum SpA	814,943	7,376,837
*	Banca Monte dei Paschi di Siena SpA	491,180	1,067,360
	Banca Popolare di Sondrio SPA	3,259,427	13,801,235
	Banca Profilo SpA	1,711,765	389,877
Ω	Banca Sistema SpA	414,926	612,188
	Banco BPM SpA	9,876,720	38,581,884
	Banco di Desio e della Brianza SpA	241,954	877,794
Ω	BFF Bank SpA	601,511	5,968,289
	Biesse SpA	11,036	175,679
	BPER Banca	7,525,929	18,516,988
	Brembo SpA	850,282	12,447,221
	Brunello Cucinelli SpA	248,717	24,676,877
	Buzzi Unicem SpA	627,802	15,237,672
	Cairo Communication SpA	601,468	1,218,498
Ω	Carel Industries SpA	45,485	1,241,460
	Cementir Holding NV	361,114	3,090,530
*	CIR SpA-Compagnie Industriali	2,423,153	1,009,937
	Credito Emiliano SpA	601,059	4,444,179
*	d’Amico International Shipping SA	2,662,774	1,348,561
	Danieli & C Officine Meccaniche SpA	100,155	1,987,125
#	Danieli & C Officine Meccaniche SpA	101,349	2,684,591
	Datalogic SpA	16,509	138,622
	De’ Longhi SpA	389,158	8,879,721
#	Digital Bros SpA	34,830	785,484
Ω	doValue SpA	80,786	552,813
	El.En. SpA	6,029	78,812
	Elica SpA	166,709	513,533
	Emak SpA	565,182	719,488
Ω	Enav SpA	391,768	1,639,685
	ERG SpA	281,165	8,531,405
	Esprinet SpA	222,752	2,230,580
*	Eurotech SpA	207,209	693,088
	Fila SpA	145,425	1,094,087
# *	Fincantieri SpA	3,504,948	2,244,703

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
# *	Finmatica SpA	5,960	$0
*	FNM SpA	1,412,345	681,324
	Gefran SpA	35,925	394,653
# *	Geox SpA	356,231	413,106
	GPI SpA	16,644	230,781
	Gruppo MutuiOnline SpA	172,390	4,879,137
	Hera SpA	5,400,110	15,264,562
	IMMSI SpA	1,372,199	861,850
	Interpump Group SpA	240,656	13,495,546
	Iren SpA	4,591,232	8,805,953
	Italgas SpA	3,498,389	21,337,827
	Italmobiliare SpA	77,432	2,173,784
*	Iveco Group NV	365,770	3,459,163
	IVS Group SA	140,888	550,037
*	KME Group SpA	1,629,975	1,668,640
	Leonardo SpA	2,852,618	33,454,263
	LU-VE SpA	5,064	176,585
#	Maire Tecnimont SpA	1,232,552	5,294,471
# *	Mariella Burani Fashion Group SpA	22,744	0
	MFE-MediaForEurope NV, Class A	6,041,553	2,779,195
#	MFE-MediaForEurope NV, Class B	2,968,858	2,028,965
*	Newlat Food SpA	22,549	125,560
	Openjobmetis SpA agenzia per il lavoro	63,079	671,308
	Orsero SpA	19,188	279,786
Ω	OVS SpA	1,531,868	4,017,699
	Pharmanutra SpA	4,175	251,386
	Piaggio & C SpA	1,288,486	5,492,512
Ω	Pirelli & C SpA	2,472,729	12,387,547
Ω	RAI Way SpA	605,946	3,647,442
	Reply SpA	144,434	18,137,012
	Rizzoli Corriere Della Sera Mediagroup SpA	956,821	794,496
	Sabaf SpA	63,964	1,131,658
#	SAES Getters SpA	900	28,845
*	Safilo Group SpA	204,731	313,160
#	Salvatore Ferragamo SpA	180,961	3,309,862
	Sanlorenzo SpA/Ameglia	4,067	176,724
*	Saras SpA	4,015,334	6,239,108
	Sesa SpA	57,114	7,634,244
# *	Sogefi SpA	342,301	410,024
	SOL SpA	227,005	6,066,210
*	Spaxs SpA	215,211	1,436,570
	Tamburi Investment Partners SpA	855,369	7,708,444
Ω	Technogym SpA	869,611	7,736,190
# *	Telecom Italia SpA	17,277,240	5,697,747
# *	Tesmec SpA	313,747	56,709
	Tinexta SpA	136,555	2,964,024
*	Tod’s SpA	2,629	108,811
*	TXT e-solutions SpA	73,775	1,593,094
# Ω	Unieuro SpA	143,220	1,687,665
	Unipol Gruppo SpA	3,090,802	15,867,030
#	Webuild SpA	1,307,308	2,970,522
	Zignago Vetro SpA	187,606	3,650,990

TOTAL ITALY			493,882,235

NETHERLANDS — (5.3%)
	Aalberts NV	673,240	31,801,382
	Acomo NV	40,981	986,619
# *	AFC Ajax NV	13,955	166,332
# * Ω	Alfen NV	73,260	5,839,574

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	AMG Advanced Metallurgical Group NV	202,999	$8,656,325
	APERAM SA	315,054	11,752,741
	Arcadis NV	526,995	21,577,326
	ASR Nederland NV	568,855	22,634,683
*	Avantium NV	12,128	47,676
Ω	B&S Group Sarl	10,048	44,589
# * Ω	Basic-Fit NV	291,843	11,507,381
	BE Semiconductor Industries NV	392,853	34,337,532
	Beter Bed Holding NV	27,380	90,453
	Brunel International NV	155,477	2,161,857
	Corbion NV	389,680	12,829,517
Ω	CTP NV	45,969	593,191
	Flow Traders Ltd.	220,009	6,385,063
	ForFarmers NV	214,677	758,011
*	Fugro NV	567,199	7,206,981
	Heijmans NV, CVA	165,416	2,269,601
*	InPost SA	18,958	173,378
	Kendrion NV	96,304	1,617,787
*	Koninklijke BAM Groep NV	1,764,598	4,205,691
	Koninklijke Vopak NV	297,905	10,517,838
* Ω	Lucas Bols NV	24,022	294,200
	Nedap NV	33,400	2,104,162
	OCI NV	300,080	10,172,664
	Ordina NV	637,656	4,134,190
*	Pharming Group NV	1,529,908	2,040,657
#	PostNL NV	3,597,685	6,534,872
	SBM Offshore NV	954,640	14,173,934
# * Ω	Shop Apotheke Europe NV	16,410	1,484,899
#	SIF Holding NV	34,182	444,267
Ω	Signify NV	689,279	22,984,063
	Sligro Food Group NV	142,208	2,433,056
# *	SRH NV	705,718	0
	TKH Group NV	268,330	13,985,099
# *	TomTom NV	432,313	3,546,406
	Van Lanschot Kempen NV	160,276	4,894,687
*	Vivoryon Therapeutics NV	5,400	89,742

TOTAL NETHERLANDS			287,478,426

NORWAY — (2.0%)
#	2020 Bulkers Ltd.	65,237	661,553
	ABG Sundal Collier Holding ASA	2,506,062	1,461,316
	AF Gruppen ASA	877	12,474
*	Akastor ASA	787,389	857,041
*	Aker BioMarine ASA	10,134	37,692
*	Aker Carbon Capture ASA	165,769	233,672
	Aker Solutions ASA	1,266,603	4,621,634
	AMSC ASA	255,057	1,013,474
*	ArcticZymes Technologies ASA	77,341	306,303
	Atea ASA	374,402	4,588,536
# *	Atlantic Sapphire ASA	67,633	36,680
	Austevoll Seafood ASA	10,091	90,435
Ω	Avance Gas Holding Ltd.	19,594	128,645
# *	Axactor ASA	768,385	470,007
	B2Holding ASA	1,258,346	874,666
#	Belships ASA	312,413	606,849
# *	Bergenbio ASA	48,904	22,440
	Bonheur ASA	144,049	3,202,539
*	Borr Drilling Ltd.	48,760	369,601
	Borregaard ASA	490,083	8,196,461

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Bouvet ASA	68,110	$419,440
*	BW Energy Ltd.	367,067	952,950
Ω	BW LPG Ltd.	635,864	4,767,512
	BW Offshore Ltd.	718,449	2,047,782
*	Cloudberry Clean Energy ASA	19,690	21,508
# * Ω	Crayon Group Holding ASA	182,944	1,510,587
	DNO ASA	3,077,532	3,018,213
	Elopak ASA	6,452	13,446
Ω	Europris ASA	1,154,131	8,014,552
#	FLEX LNG Ltd.	201,947	6,668,882
	Frontline PLC	179,865	2,941,469
	Grieg Seafood ASA	332,908	2,602,086
	Hafnia Ltd.	220,612	1,265,367
*	Hexagon Composites ASA	744,668	2,360,861
# *	IDEX Biometrics ASA	594,228	56,386
*	Kahoot! ASA	358,447	828,200
# Ω	Kid ASA	35,988	292,023
	Kitron ASA	508,533	1,793,187
Ω	Klaveness Combination Carriers ASA	2,957	21,516
*	Komplett Bank ASA	33,724	15,260
*	Kongsberg Automotive ASA	4,586,574	1,050,822
*	LINK Mobility Group Holding ASA	51,820	42,179
	Medistim ASA	2,163	62,098
	MPC Container Ships ASA	1,605,920	2,569,829
Ω	Multiconsult ASA	2,534	35,606
* Ω	Norske Skog ASA	259,994	1,439,861
# *	Northern Ocean Ltd.	64,314	74,185
*	Norwegian Air Shuttle ASA	842,208	861,159
*	Norwegian Energy Co. ASA	21,277	713,485
*	NRC Group ASA	38,228	42,459
*	Odfjell Drilling Ltd.	636,267	1,625,424
#	Odfjell SE, Class A	140,676	1,262,591
*	Odfjell Technology Ltd.	97,767	497,795
#	OKEA ASA	78,091	235,558
Ω	Okeanis Eco Tankers Corp.	16,989	419,750
	Olav Thon Eiendomsselskap ASA	69,932	1,139,106
	Otello Corp. ASA	27,272	19,488
*	Panoro Energy ASA	63,209	160,196
	Pareto Bank ASA	47,843	243,728
*	PGS ASA	3,253,204	3,020,881
*	PhotoCure ASA	18,163	104,738
# * Ω	poLight ASA	4,600	7,547
*	Prosafe SE	6,125	91,215
	Protector Forsikring ASA	436,859	5,799,288
# *	REC Silicon ASA	1,933,238	3,222,853
*	SD Standard ETC PLC	271,994	50,682
	Selvaag Bolig ASA	325,020	1,148,254
# * Ω	Shelf Drilling Ltd.	124,843	301,363
*	Siem Offshore, Inc.	10,249	18,891
*	Solstad Offshore ASA	29,716	88,767
	Sparebank 1 Oestlandet	26,309	285,865
	SpareBank 1 Sorost-Norge	1,788	8,548
	Stolt-Nielsen Ltd.	188,450	6,031,042
	TGS ASA	20,418	367,399
	Treasure ASA	316,195	556,303
# *	Ultimovacs ASA	24,075	262,059
	Veidekke ASA	638,830	6,780,347
*	Volue ASA	168	338
	Wilh Wilhelmsen Holding ASA, Class A	68,304	1,706,807

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
# Ω	XXL ASA	964,788	$232,411

TOTAL NORWAY			109,984,162

PORTUGAL — (0.9%)
#	Altri SGPS SA	472,047	2,430,811
	Banco Comercial Portugues SA, Class R	54,911,798	12,169,061
	Corticeira Amorim SGPS SA	116,151	1,261,253
#	CTT-Correios de Portugal SA	683,434	2,683,410
*	Greenvolt-Energias Renovaveis SA	110,961	798,972
	Ibersol SGPS SA	52,494	376,480
	Mota-Engil SGPS SA	641,747	1,106,029
	Navigator Co. SA	1,749,202	6,253,401
#	NOS SGPS SA	1,562,222	7,140,271
#	Novabase SGPS SA	72,649	377,486
	REN - Redes Energeticas Nacionais SGPS SA	2,925,105	8,567,344
	Sonae SGPS SA	6,718,077	7,330,940

TOTAL PORTUGAL			50,495,458

SOUTH AFRICA — (0.0%)
# Ω	Scatec ASA	138,982	927,527

SPAIN — (5.7%)
	Acerinox SA	1,095,358	11,272,553
# *	Adveo Group International SA	84,445	0
Ω	Aedas Homes SA	27,692	389,981
	Alantra Partners SA	70,997	838,611
	Almirall SA	468,585	4,366,243
*	Amper SA	6,893,962	1,145,378
	Applus Services SA	918,297	7,165,041
#	Atresmedia Corp. de Medios de Comunicacion SA	550,863	2,078,099
	Azkoyen SA	67,253	473,943
	Banco de Sabadell SA	36,362,876	39,106,091
	Bankinter SA	4,245,482	24,116,055
	Cia de Distribucion Integral Logista Holdings SA	418,609	10,445,332
	CIE Automotive SA	374,936	10,791,229
	Construcciones y Auxiliar de Ferrocarriles SA	125,517	3,486,391
# *	Deoleo SA	37,749	9,890
*	Distribuidora Internacional de Alimentacion SA	3,729,910	59,900
#	Ebro Foods SA	524,137	9,269,271
*	eDreams ODIGEO SA	427,530	2,617,203
	Elecnor SA	200,108	2,504,442
#	Enagas SA	1,457,648	28,009,708
#	Ence Energia y Celulosa SA	978,493	3,645,532
	Ercros SA	643,000	3,040,118
	Faes Farma SA	2,119,534	7,244,949
#	Fluidra SA	360,447	6,352,366
	Fomento de Construcciones y Contratas SA	303,612	2,968,973
Ω	Gestamp Automocion SA	748,655	3,392,931
Ω	Global Dominion Access SA	695,411	2,731,206
*	Grenergy Renovables SA	7,453	226,908
#	Grupo Catalana Occidente SA	268,886	8,472,559
#	Grupo Empresarial San Jose SA	151,317	675,100
	Iberpapel Gestion SA	47,911	833,948
	Indra Sistemas SA	876,621	11,864,752
	Laboratorio Reig Jofre SA	14,851	39,149
	Laboratorios Farmaceuticos Rovi SA	111,322	4,647,986
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,862,215	4,152,374
#	Mapfre SA	3,656,215	7,368,608

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SPAIN — (Continued)
# *	Melia Hotels International SA	662,631	$4,281,435
# Ω	Metrovacesa SA	27,652	215,811
	Miquel y Costas & Miquel SA	193,707	2,550,170
Ω	Neinor Homes SA	90,425	886,966
# *	Obrascon Huarte Lain SA	1,611,857	928,873
# *	Oryzon Genomics SA	35,547	86,491
	Pharma Mar SA	41,970	2,013,173
	Prim SA	40,283	470,721
*	Promotora de Informaciones SA, Class A	1,330,083	523,519
# Ω	Prosegur Cash SA	445,278	342,657
	Prosegur Cia de Seguridad SA	1,198,069	2,376,353
*	Realia Business SA	1,667,905	1,847,216
	Renta 4 Banco SA	442	4,968
	Sacyr SA	2,901,323	9,326,232
*	Solaria Energia y Medio Ambiente SA	495,187	8,932,493
*	Soltec Power Holdings SA	28,469	187,976
# Ω	Talgo SA	583,027	1,979,378
*	Tecnicas Reunidas SA	184,355	2,020,951
*	Tubacex SA	738,150	1,951,010
# *	Tubos Reunidos SA	34,204	30,532
Ω	Unicaja Banco SA	8,069,679	8,675,777
#	Vidrala SA	129,562	14,189,833
	Viscofan SA	269,301	19,286,126
#	Vocento SA	352,577	269,070

TOTAL SPAIN			309,180,551

SWEDEN — (5.7%)
Ω	AcadeMedia AB	454,275	2,257,050
	AddLife AB, Class B	76,181	691,947
	AddNode Group AB	439,035	5,284,439
	AFRY AB	297,709	5,364,650
# Ω	Alimak Group AB	490,084	3,487,868
	Alligo AB, Class B	137,415	1,614,308
Ω	Ambea AB	196,916	689,306
*	Annehem Fastigheter AB, Class B	142,899	262,094
	AQ Group AB	1,834	67,841
*	Arise AB	102,189	542,391
	Arjo AB, Class B	1,016,696	3,980,447
	Atrium Ljungberg AB, Class B	189,737	3,099,459
* Ω	Attendo AB	686,749	1,963,532
	Balco Group AB	979	4,050
	BE Group AB	3,385	39,832
	Beijer Alma AB	304,748	6,070,713
	Beijer Electronics Group AB	93,898	878,815
	Bergman & Beving AB	207,826	2,570,298
	Bergs Timber AB, Class B	6,227	20,376
	Besqab AB	21,962	69,510
	Betsson AB, Class B	887,419	8,445,022
*	BHG Group AB	351,076	324,852
	Bilia AB, Class A	585,208	7,228,002
	BioGaia AB, Class B	2,247	19,844
*	BioInvent International AB	39,595	113,770
	Biotage AB	384,950	4,911,298
	Bjorn Borg AB	13,009	46,878
	Bonava AB, Class B	510,167	1,076,071
# * Ω	Boozt AB	208,160	2,533,843
Ω	Bravida Holding AB	535,882	6,061,758
	Bufab AB	227,752	6,080,397
#	Bulten AB	115,761	985,483

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Bure Equity AB	340,006	$8,125,336
	Byggmax Group AB	521,019	1,849,279
	Catella AB	89,746	303,105
	Catena AB	168,356	6,265,623
# *	Catena Media PLC	330,046	1,006,236
*	Cavotec SA	79,682	99,918
	Cellavision AB	38,768	690,126
	Cibus Nordic Real Estate AB	17,320	180,994
#	Clas Ohlson AB, Class B	273,686	2,033,403
	Cloetta AB, Class B	1,873,684	3,951,277
*	Collector Bank AB	288,079	998,574
	Concentric AB	339,818	6,937,105
Ω	Coor Service Management Holding AB	436,469	2,781,386
	Corem Property Group AB, Class B	3,766,156	2,630,717
	Dedicare AB, Class B	4,184	58,014
	Dios Fastigheter AB	770,250	5,120,235
Ω	Dometic Group AB	37,879	231,299
*	Duni AB	217,519	1,965,698
* Ω	Dustin Group AB	495,393	1,811,788
	Eastnine AB	126,421	1,219,969
	Elanders AB, Class B	74,315	1,157,435
	Electrolux Professional AB, Class B	476,949	2,500,473
# * Ω	Eltel AB	206,068	165,533
# *	Enea AB	104,284	986,678
	Eolus Vind AB, Class B	37,209	295,151
	eWork Group AB	38,130	618,170
	Fagerhult AB	300,931	1,800,829
	FastPartner AB, Class A	21,544	124,464
	FastPartner AB, Class D	35	196
#	Fenix Outdoor International AG	19,605	1,628,957
# *	Fingerprint Cards AB, Class B	544,306	174,064
#	G5 Entertainment AB	41,861	866,081
	GARO AB	23,361	172,279
	Granges AB	825,954	7,879,623
	Hanza AB	30,446	224,958
	Heba Fastighets AB, Class B	269,814	742,209
	HMS Networks AB	130,562	5,335,328
* Ω	Hoist Finance AB	369,945	802,900
*	Humana AB	135,681	192,471
*	IAR Systems Group AB	1,213	14,815
	Instalco AB	501,901	2,424,410
#	Intrum AB	48,696	524,827
	Inwido AB	455,135	4,849,623
	JM AB	416,879	6,917,415
*	Karnov Group AB	87,368	456,636
# *	K-fast Holding AB	9,734	19,193
	Kindred Group PLC, SDR	111,226	1,245,507
	KNOW IT AB	174,673	3,474,480
	Lagercrantz Group AB, Class B	971,045	12,159,879
#	Lime Technologies AB	15,348	341,652
	Lindab International AB	615,586	9,433,330
	Loomis AB	343,148	11,756,490
# *	Maha Energy AB	148,058	141,303
*	Medcap AB	6,064	149,341
	MEKO AB	299,806	3,565,780
#	MIPS AB	77,404	3,925,032
	Modern Times Group MTG AB, Class B	606,688	4,411,000
*	Momentum Group AB	137,415	1,066,408
Ω	Munters Group AB	187,964	1,736,215

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Mycronic AB	418,095	$10,283,627
	NCAB Group AB	103,983	613,431
	NCC AB, Class B	404,376	3,586,676
	Nederman Holding AB	33,980	556,206
*	Net Insight AB, Class B	2,224,384	1,247,238
	New Wave Group AB, Class B	415,624	7,128,607
	Nilorngruppen AB, Class B	7,191	49,837
	Nobia AB	820,940	1,409,161
	Nolato AB, Class B	1,473,007	7,481,747
	Nordic Paper Holding AB	14,413	62,479
	Nordic Waterproofing Holding AB	83,900	1,317,486
*	Note AB	56,156	1,252,615
#	NP3 Fastigheter AB	175,554	3,167,557
	Nyfosa AB	1,209,815	8,420,989
	OEM International AB, Class B	296,140	2,613,789
	Orron Energy AB	484,554	636,947
*	Ovzon AB	1,938	7,054
	Peab AB, Class B	134,039	671,368
	Platzer Fastigheter Holding AB, Class B	246,091	1,909,671
	Prevas AB, Class B	8,542	119,606
	Pricer AB, Class B	892,974	1,262,616
	Proact IT Group AB	191,163	2,035,550
	Ratos AB, Class B	1,547,879	4,729,694
*	RaySearch Laboratories AB	160,684	1,192,760
	Rejlers AB	948	15,005
Ω	Resurs Holding AB	949,830	2,116,148
#	Rottneros AB	672,020	1,053,847
*	Scandi Standard AB	393,395	1,967,674
* Ω	Scandic Hotels Group AB	1,043,374	3,512,098
*	Sdiptech AB, Class B	28,410	660,151
	Sectra AB, Class B	22,334	349,330
*	Sensys Gatso Group AB	3,512,360	363,228
	SkiStar AB	322,137	3,872,015
*	Solid Forsakring AB	86,686	546,116
*	Stendorren Fastigheter AB	6,293	105,079
*	Stillfront Group AB	591,094	1,143,519
#	Systemair AB	360,836	3,034,758
	Tethys Oil AB	125,374	660,647
#	TF Bank AB	5,604	71,893
*	Tobii AB	14,796	30,572
	Troax Group AB	226,249	4,699,261
	VBG Group AB, Class B	28,343	470,902
*	Viaplay Group AB	56,502	1,444,411
#	Vitec Software Group AB, Class B	51,239	2,640,728
	Volati AB	5,223	47,497
	XANO Industri AB, Class B	5,023	47,369

TOTAL SWEDEN			309,936,320

SWITZERLAND — (17.2%)
*	Accelleron Industries AG	13,022	308,343
	Adecco Group AG	488,962	17,810,459
	Allreal Holding AG	123,491	20,841,586
	ALSO Holding AG	46,377	9,440,914
*	Aluflexpack AG	721	14,944
*	ams-OSRAM AG	1,424,857	11,103,482
	APG SGA SA	9,203	1,788,328
	Arbonia AG	343,219	4,133,766
*	Aryzta AG	6,453,812	10,976,362
	Ascom Holding AG	202,692	1,786,359

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
# *	Autoneum Holding AG	21,603	$3,221,787
	Baloise Holding AG	98,975	15,412,020
	Banque Cantonale de Geneve	9,528	2,041,615
	Banque Cantonale du Jura SA	3,848	226,047
	Banque Cantonale Vaudoise	116,712	11,013,650
*	Basilea Pharmaceutica AG	14,178	777,271
	Belimo Holding AG	65,574	31,693,668
	Bell Food Group AG	14,480	4,441,450
	Bellevue Group AG	57,974	2,091,572
	Berner Kantonalbank AG	31,172	7,799,907
	BKW AG	161,471	25,387,820
	Bossard Holding AG, Class A	46,297	11,701,200
	Bucher Industries AG	54,010	25,261,067
	Burckhardt Compression Holding AG	8,276	5,145,875
	Burkhalter Holding AG	25,671	2,446,824
	Bystronic AG	9,633	6,950,448
	Calida Holding AG	40,721	1,867,850
	Carlo Gavazzi Holding AG	3,115	1,057,924
	Cembra Money Bank AG	195,981	15,423,981
# *	Cicor Technologies Ltd.	15,422	768,091
	Cie Financiere Tradition SA	9,969	1,257,224
	Clariant AG	1,148,306	19,049,640
	Coltene Holding AG	27,288	2,149,717
	Comet Holding AG	28,240	7,855,030
	COSMO Pharmaceuticals NV	11,312	701,956
	Daetwyler Holding AG	13,393	2,766,181
	DKSH Holding AG	234,221	18,882,955
	dormakaba Holding AG	24,078	10,301,363
*	Dufry AG	473,621	21,122,732
	EFG International AG	675,403	6,620,246
	Emmi AG	15,822	15,870,774
	Energiedienst Holding AG	83,637	3,800,214
# *	Evolva Holding SA	3,349,123	281,243
#	Feintool International Holding AG	45,558	1,160,184
*	Flughafen Zurich AG	145,858	26,723,496
#	Forbo Holding AG	8,551	12,357,891
	Fundamenta Real Estate AG	3,191	56,664
Ω	Galenica AG	251,182	21,249,443
# *	GAM Holding AG	1,195,762	730,405
	Georg Fischer AG	626,442	48,756,163
#	Gurit Holding AG, Class BR	28,958	2,617,203
	Helvetia Holding AG	262,788	36,629,627
	Hiag Immobilien Holding AG	22,952	2,001,040
# *	HOCHDORF Holding AG	6,697	167,908
	Huber & Suhner AG	108,834	9,345,856
	Hypothekarbank Lenzburg AG	6	28,428
# *	Implenia AG	106,354	4,463,064
*	Ina Invest Holding AG	29,730	584,955
	Inficon Holding AG	14,881	16,138,531
	Interroll Holding AG	5,057	18,171,848
	Intershop Holding AG	10,830	7,878,836
	Investis Holding SA	5,818	630,694
*	Jungfraubahn Holding AG	18,335	2,665,217
	Kardex Holding AG	49,410	10,749,105
	Komax Holding AG	22,696	6,371,663
	Kudelski SA	217,692	474,184
	Landis & Gyr Group AG	94,470	7,271,112
	LEM Holding SA	3,935	8,446,255
	Liechtensteinische Landesbank AG	64,467	4,132,975

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Luzerner Kantonalbank AG	20,239	$8,934,737
Ω	Medacta Group SA	8,333	904,436
Ω	Medmix AG	141,238	2,952,890
	Meier Tobler Group AG	45,826	2,349,285
	Metall Zug AG, Class B	1,139	2,357,456
	Mikron Holding AG	8,692	112,060
	Mobilezone Holding AG	303,156	4,958,677
	Mobimo Holding AG	62,895	16,400,224
	Novavest Real Estate AG	1,614	70,579
	OC Oerlikon Corp. AG	1,655,573	9,387,516
# *	Orascom Development Holding AG	93,520	747,360
#	Orell Fuessli AG	5,028	423,499
	Orior AG	38,352	3,408,779
	Phoenix Mecano AG	4,517	1,904,050
	Plazza AG, Class A	6,993	2,384,087
	PSP Swiss Property AG	337,750	38,435,702
	Rieter Holding AG	22,804	2,387,938
	Romande Energie Holding SA	2,670	3,369,329
	Schaffner Holding AG	3,129	928,597
	Schweiter Technologies AG	7,215	5,452,035
#	Schweizerische Nationalbank	23	108,190
* Ω	Sensirion Holding AG	33,193	3,647,377
	SFS Group AG	124,943	16,216,860
	Siegfried Holding AG	32,647	24,019,824
	SIG Group AG	50,085	1,290,349
	Softwareone Holding AG	219,155	3,126,359
	St Galler Kantonalbank AG	17,586	9,465,543
#	Stadler Rail AG	7,173	280,471
	Sulzer AG	139,983	11,871,261
	Swiss Prime Site AG	182,651	15,188,821
# *	Swiss Steel Holding AG	3,362,368	476,560
	Swissquote Group Holding SA	82,376	16,089,031
	Temenos AG	172,536	12,006,103
	Thurgauer Kantonalbank	3,152	410,240
#	Tornos Holding AG	26,632	183,125
	TX Group AG	20,220	2,368,260
	u-blox Holding AG	55,196	7,713,997
	Valiant Holding AG	111,863	12,025,920
Ω	VAT Group AG	73,622	26,598,425
	Vaudoise Assurances Holding SA	6,800	3,375,721
	Vetropack Holding AG	67,815	3,416,487
# *	Von Roll Holding AG	378,198	331,536
	Vontobel Holding AG	226,244	14,681,910
	VP Bank AG, Class A	24,056	2,570,362
	VZ Holding AG	91,061	7,478,982
*	V-ZUG Holding AG	10,820	977,935
	Walliser Kantonalbank	19,368	2,310,507
	Warteck Invest AG	56	126,104
	Ypsomed Holding AG	5,307	1,117,964
	Zehnder Group AG	85,771	7,010,873
	Zug Estates Holding AG, Class B	1,186	2,244,602
	Zuger Kantonalbank AG	704	6,045,477
*	Zur Rose Group AG	4,404	203,880

TOTAL SWITZERLAND			936,244,924

UNITED ARAB EMIRATES — (0.0%)
*	Borr Drilling Ltd.	295,471	2,265,105

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
UNITED KINGDOM — (0.1%)
	TORM PLC, Class A	195,257	$6,004,771

UNITED STATES — (0.1%)
	ADTRAN Holdings, Inc.	325,096	5,143,050
*	Noble Corp. PLC	30,127	1,179,486
Ω	PolyPeptide Group AG	625	12,682

TOTAL UNITED STATES			6,335,218

TOTAL COMMON STOCKS			5,048,765,896

PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
	Draegerwerk AG & Co. KGaA	65,128	2,995,265
	Fuchs Petrolub SE	449,493	18,327,814
	Jungheinrich AG	346,549	12,115,607
	Sixt SE	118,586	9,637,350
	STO SE & Co. KGaA	16,969	3,136,568
	Villeroy & Boch AG	41,086	967,850

TOTAL GERMANY			47,180,454

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG	497,492	0
*	S Immo AG	346,922	0

GERMANY — (0.0%)
*	Bauer AG	2	0

ITALY — (0.0%)
# *	Webuild SpA	116,038	0

SWEDEN — (0.0%)
*	Besqab AB	43,924	25,392
*	Immunovia AB	8,077	4

TOTAL SWEDEN			25,396

TOTAL RIGHTS/WARRANTS			25,396

TOTAL INVESTMENT SECURITIES (Cost $4,276,280,384)			5,095,971,746

			Value†
SECURITIES LENDING COLLATERAL — (6.6%)
@ §	DFA Investment Trust Co.	31,103,240	359,708,971

TOTAL INVESTMENTS — (100.0%) (Cost $4,636,056,780)^^			$5,455,680,717

ADR	American Depositary Receipt
BAM	Build America Mutual
SA	Special Assessment

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Summary of the Series’ investments as of March 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$180,287,096	—	$180,287,096
Belgium	$3,779,386	214,177,045	—	217,956,431
Canada	—	4,227,073	—	4,227,073
Denmark	—	339,050,645	—	339,050,645
Finland	—	272,248,020	—	272,248,020
France	—	580,745,614	—	580,745,614
Germany	56,546	740,723,704	—	740,780,250
Ireland	—	83,822,941	—	83,822,941
Israel	527,367	116,385,762	—	116,913,129
Italy	—	493,882,235	—	493,882,235
Netherlands	—	287,478,426	—	287,478,426
Norway	3,311,070	106,673,092	—	109,984,162
Portugal	—	50,495,458	—	50,495,458
South Africa	—	927,527	—	927,527
Spain	—	309,180,551	—	309,180,551
Sweden	—	309,936,320	—	309,936,320
Switzerland	—	936,244,924	—	936,244,924
United Arab Emirates	—	2,265,105	—	2,265,105
United Kingdom	—	6,004,771	—	6,004,771
United States	—	6,335,218	—	6,335,218
Preferred Stocks
Germany	—	47,180,454	—	47,180,454
Rights/Warrants
Sweden	—	25,396	—	25,396
Securities Lending Collateral	—	359,708,971	—	359,708,971

TOTAL	$7,674,369	$5,448,006,348	—	$5,455,680,717

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2023

(Unaudited)

		Shares	Value»
COMMON STOCKS — (87.4%)
COMMUNICATION SERVICES — (0.9%)
*	AcuityAds Holdings, Inc.	9,419	$14,914
# *	Aimia, Inc.	732,996	1,979,604
# *	Cineplex, Inc.	28,690	187,446
	Cogeco Communications, Inc.	73,317	3,571,186
	Cogeco, Inc.	32,029	1,441,601
#	Corus Entertainment, Inc., Class B	993,121	1,263,905
*	Enthusiast Gaming Holdings, Inc.	18,353	11,000
*	Enthusiast Gaming Holdings, Inc., Class I	9,000	5,221
	TELUS Corp.	173,836	3,451,003
*	TeraGo, Inc.	2,400	5,683
# *	WildBrain Ltd.	612,863	1,088,325
#	Yellow Pages Ltd.	74,205	722,009

TOTAL COMMUNICATION SERVICES			13,741,897

CONSUMER DISCRETIONARY — (4.8%)
# *	Aritzia, Inc.	490,659	15,745,380
*	AutoCanada, Inc.	121,583	1,788,435
	BMTC Group, Inc.	20,581	218,221
# *	Bragg Gaming Group, Inc.	4,700	16,693
# *	Canada Goose Holdings, Inc.	241,325	4,645,506
*	Dorel Industries, Inc., Class B	149,777	434,425
	Exco Technologies Ltd.	164,124	929,004
	Gamehost, Inc.	89,999	574,022
	Leon’s Furniture Ltd.	167,479	2,141,352
	Linamar Corp.	252,633	12,155,919
	Martinrea International, Inc.	483,433	5,211,705
#	MTY Food Group, Inc.	106,416	4,782,596
	Park Lawn Corp.	183,840	3,786,982
	Pizza Pizza Royalty Corp.	162,278	1,653,399
#	Pollard Banknote Ltd.	49,129	897,881
Ω	Sleep Country Canada Holdings, Inc.	200,990	3,506,729
Ω	Spin Master Corp.	155,322	4,317,756
*	Uni-Select, Inc.	241,584	8,329,866

TOTAL CONSUMER DISCRETIONARY			71,135,871

CONSUMER STAPLES — (4.3%)
#	Andrew Peller Ltd., Class A	168,200	583,691
*	CareRx Corp.	2,700	4,695
	Corby Spirit & Wine Ltd.	85,367	975,894
	High Liner Foods, Inc.	106,744	1,210,792
Ω	Jamieson Wellness, Inc.	248,226	6,151,009
#	KP Tissue, Inc.	47,200	356,226
	Lassonde Industries, Inc., Class A	18,000	1,389,390
#	Maple Leaf Foods, Inc.	432,246	8,363,472
	Neighbourly Pharmacy, Inc.	1,426	23,593
#	North West Co., Inc.	292,056	8,166,331
#	Premium Brands Holdings Corp.	229,989	17,015,612
	Primo Water Corp.	883,547	13,565,095
	Rogers Sugar, Inc.	689,824	3,108,419
# *,*	SunOpta, Inc.	414,694	3,184,226

TOTAL CONSUMER STAPLES			64,098,445

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (20.2%)
*	Advantage Energy Ltd.	1,137,856	$6,575,402
	Africa Oil Corp.	1,349,641	3,025,832
*	AKITA Drilling Ltd., Class A	400	438
*	Athabasca Oil Corp.	1,992,842	4,762,767
*	Baytex Energy Corp.	2,700,011	10,128,787
#	Birchcliff Energy Ltd.	1,560,817	8,846,362
*	Bonterra Energy Corp.	52,762	257,661
*	Calfrac Well Services Ltd.	18,245	54,944
#	Canacol Energy Ltd.	186,702	1,556,887
#	Cardinal Energy Ltd.	732,276	3,857,790
	CES Energy Solutions Corp.	1,395,183	2,766,623
	Computer Modelling Group Ltd.	452,045	2,428,299
	Crescent Point Energy Corp.	2,901,599	20,482,616
*	Crew Energy, Inc.	479,679	1,682,337
# *	Denison Mines Corp.	3,750,567	4,079,418
#	Enerflex Ltd.	624,409	3,719,195
# *	Energy Fuels, Inc.	66,322	370,008
#	Enerplus Corp.	1,281,408	18,469,619
*	Ensign Energy Services, Inc.	752,032	1,691,585
# *	Fission Uranium Corp.	1,962,000	987,170
#	Freehold Royalties Ltd.	727,568	7,822,096
*	Frontera Energy Corp.	280,837	2,422,907
#	Gear Energy Ltd.	227,278	173,212
	Gibson Energy, Inc.	899,205	14,371,312
# *	Gran Tierra Energy, Inc.	2,104,112	1,868,246
	Headwater Exploration, Inc.	836,963	3,907,685
	InPlay Oil Corp.	29,169	58,057
# *	Journey Energy, Inc.	22,652	100,564
*	Kelt Exploration Ltd.	984,256	3,342,756
#	Keyera Corp.	74,671	1,634,861
*	Kolibri Global Energy, Inc.	5,600	23,080
* ††	Lightstream Resources Ltd.	687,816	0
*	MEG Energy Corp.	1,201,677	19,303,298
	North American Construction Group Ltd.	152,233	2,539,522
*	NuVista Energy Ltd.	1,051,851	8,506,645
# *	Obsidian Energy Ltd.	106,313	680,403
	Paramount Resources Ltd., Class A	487,473	10,676,439
	Parex Resources, Inc.	727,671	13,535,811
	Parkland Corp.	848,828	20,349,262
	Pason Systems, Inc.	440,325	3,952,011
*	Petrus Resources Ltd.	9,700	13,063
#	Peyto Exploration & Development Corp.	965,837	8,654,300
	PHX Energy Services Corp.	123,614	621,957
*	Pieridae Energy Ltd.	21,800	8,388
#	Pine Cliff Energy Ltd.	189,200	180,591
*	Pipestone Energy Corp.	87,755	179,860
#	PrairieSky Royalty Ltd.	1,182,767	18,728,238
*	Precision Drilling Corp.	87,237	4,483,576
# *	Questerre Energy Corp., Class A	797,460	138,663
	Secure Energy Services, Inc.	1,829,933	8,543,749
*	ShawCor Ltd.	409,678	3,770,917
	Spartan Delta Corp.	274,110	2,859,749
* Ω	STEP Energy Services Ltd.	31,360	77,965
#	Surge Energy, Inc.	136,882	890,262
#	Tamarack Valley Energy Ltd.	2,456,171	7,178,598
	TerraVest Industries, Inc.	5,000	101,739
	Tidewater Midstream & Infrastructure Ltd.	1,358,267	904,506
	Topaz Energy Corp.	135,711	1,918,932
	Total Energy Services, Inc.	256,662	1,572,448

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
# *	Touchstone Exploration, Inc.	28,397	$23,113
*	Trican Well Service Ltd.	1,213,027	2,764,428
	VAALCO Energy, Inc.	14,725	66,704
	Vermilion Energy, Inc.	949,975	12,321,730
#	Whitecap Resources, Inc.	1,288,659	9,964,106
*	Yangarra Resources Ltd.	299,471	405,499

TOTAL ENERGY			297,384,988

FINANCIALS — (7.5%)
	AGF Management Ltd., Class B	375,028	2,206,047
#	Alaris Equity Partners Income	131,244	1,627,562
	Canaccord Genuity Group, Inc.	482,088	3,905,929
#	Canadian Western Bank	445,178	8,155,832
#	Chesswood Group Ltd.	56,542	380,712
#	CI Financial Corp.	1,010,158	9,552,216
	Clairvest Group, Inc.	1,900	111,062
	Definity Financial Corp.	58,289	1,521,164
	ECN Capital Corp.	1,396,345	2,892,909
	E-L Financial Corp. Ltd.	7,278	4,889,750
	Element Fleet Management Corp.	1,393,096	18,296,303
	EQB, Inc.	141,732	6,113,929
#	Fiera Capital Corp.	347,931	1,992,590
	Firm Capital Mortgage Investment Corp.	189,321	1,571,722
#	First National Financial Corp.	85,119	2,400,841
	goeasy Ltd.	61,859	4,370,637
# *	GoldMoney, Inc.	125,000	181,280
	Guardian Capital Group Ltd., Class A	93,214	3,005,746
#	Home Capital Group, Inc.	284,804	8,703,223
	Kingsway Financial Services, Inc.	13,070	115,149
#	Laurentian Bank of Canada	370,975	8,731,568
# * Ω	Nuvei Corp.	41,642	1,812,468
	Onex Corp.	108,817	5,086,983
*	RF Capital Group, Inc.	17,024	155,312
	Sprott, Inc.	130,240	4,759,376
	Timbercreek Financial Corp.	507,490	3,004,010
*	Trisura Group Ltd.	213,678	5,231,672
	VersaBank	3,400	25,157

TOTAL FINANCIALS			110,801,149

HEALTH CARE — (1.8%)
	Andlauer Healthcare Group, Inc.	58,280	2,199,245
*	Aptose Biosciences, Inc.	11,500	7,403
# *	Aurora Cannabis, Inc.	612,928	427,327
# *	Bausch Health Cos., Inc.	1,352,413	10,954,545
# *	Canopy Growth Corp.	313,200	548,879
# *	Cronos Group, Inc.	560,517	1,087,403
*	dentalcorp Holdings Ltd.	21,273	141,663
*	Dialogue Health Technologies, Inc.	100	266
	Extendicare, Inc.	474,539	2,247,170
#	HLS Therapeutics, Inc.	20,104	93,715
*	Knight Therapeutics, Inc.	826,543	2,690,928
	Medical Facilities Corp.	154,017	905,982
# *	Oncolytics Biotech, Inc.	33,485	40,182
# *,*	Organigram Holdings, Inc.	1,093,936	697,828
#	Sienna Senior Living, Inc.	398,686	3,168,248
*	Viemed Healthcare, Inc.	92,178	890,739
*	Well Health Technologies Corp.	25,803	92,788

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
	Zenith Capital Corp.	111,820	$22,645

TOTAL HEALTH CARE			26,216,956

INDUSTRIALS — (12.0%)
	Aecon Group, Inc.	350,074	3,556,431
#	AG Growth International, Inc.	124,923	5,667,983
#	Algoma Central Corp.	48,800	568,701
*	Anaergia, Inc.	8,588	13,980
*	ATS Corp.	403,736	16,905,231
	Badger Infrastructure Solutions Ltd.	184,283	4,456,062
# *	Ballard Power Systems, Inc.	905,589	5,044,418
	Bird Construction, Inc.	280,776	1,888,460
	Black Diamond Group Ltd.	237,417	1,043,475
*	Bombardier, Inc., Class A	13,989	764,090
*	Bombardier, Inc., Class B	458,761	25,044,311
	Boyd Group Services, Inc.	110,906	17,728,548
#	Calian Group Ltd.	58,392	2,815,691
	Dexterra Group, Inc.	168,743	618,037
#	Doman Building Materials Group Ltd.	349,013	1,660,491
	Exchange Income Corp.	109,053	4,320,968
	Finning International, Inc.	811,389	20,226,190
*	GDI Integrated Facility Services, Inc.	56,456	1,847,613
*	Heroux-Devtek, Inc.	243,053	2,352,300
#	K-Bro Linen, Inc.	62,086	1,280,768
	Magellan Aerospace Corp.	114,378	634,728
*	MDA Ltd.	37,667	195,094
#	Mullen Group Ltd.	489,224	5,346,532
#	NFI Group, Inc.	316,286	1,926,033
	Richelieu Hardware Ltd.	316,493	8,744,246
#	Russel Metals, Inc.	345,023	8,764,069
#	Savaria Corp.	239,095	2,802,268
	SNC-Lavalin Group, Inc.	963,814	23,690,641
	Wajax Corp.	106,485	1,942,179
# *,*	Westport Fuel Systems, Inc.	73,881	70,251
	Westshore Terminals Investment Corp.	262,257	5,247,080
*	Xtract One Technologies, Inc.	51,500	30,104

TOTAL INDUSTRIALS			177,196,973

INFORMATION TECHNOLOGY — (2.8%)
	Absolute Software Corp.	15,633	122,406
# *,*	BlackBerry Ltd.	2,118,408	9,660,292
*	Celestica, Inc.	607,998	7,841,293
*	Converge Technology Solutions Corp.	48,500	146,415
#	Dye & Durham Ltd.	135,115	1,797,534
	Enghouse Systems Ltd.	243,281	6,885,311
	Evertz Technologies Ltd.	148,543	1,214,503
*	Kinaxis, Inc.	24,919	3,421,361
# *	Lightspeed Commerce, Inc.	560,022	8,501,134
	Quarterhill, Inc.	624,896	707,429
*	Sangoma Technologies Corp.	4,200	15,787
	Softchoice Corp.	18,332	235,203
	TECSYS, Inc.	14,563	294,816
	Vecima Networks, Inc.	6,059	103,113

TOTAL INFORMATION TECHNOLOGY			40,946,597

MATERIALS — (24.3%)
*	5N Plus, Inc.	426,867	1,086,513
#	Acadian Timber Corp.	65,067	759,235

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
#	AirBoss of America Corp.	94,697	$540,225
	Alamos Gold, Inc.,Class A	2,170,522	26,499,658
	Altius Minerals Corp.	269,402	4,582,724
# *	Americas Gold & Silver Corp.	86,596	41,008
	Amerigo Resources Ltd.	227,887	274,847
#	Archer Exploration Corp.	54	9
*	Argonaut Gold, Inc.	1,641,719	765,285
*	Ascot Resources Ltd.	71,438	36,472
*	Aya Gold & Silver, Inc.	16,800	135,245
	B2Gold Corp.	5,418,088	21,356,702
# *	Calibre Mining Corp.	231,489	226,094
*	Canfor Corp.	328,088	5,272,713
# *	Canfor Pulp Products, Inc.	144,351	317,220
# *	Capstone Copper Corp.	2,311,783	10,434,241
	Cascades, Inc.	493,690	4,014,542
	Centerra Gold, Inc.	1,230,485	7,948,306
	China Gold International Resources Corp. Ltd.	1,351,742	4,900,877
# *	Copper Mountain Mining Corp.	943,009	1,528,072
	Dundee Precious Metals, Inc.	1,048,181	7,647,107
# *,*	Eldorado Gold Corp.	950,594	9,847,390
# *,*	Endeavour Silver Corp.	545,297	2,109,597
# *,*	Equinox Gold Corp.	1,316,397	6,770,493
# *	ERO Copper Corp.	283,822	5,021,224
#	First Majestic Silver Corp.	1,296,108	9,347,725
# *	First Mining Gold Corp.	749,400	94,264
*	Foraco International SA	355,941	500,398
# *,*	Fortuna Silver Mines, Inc.	1,471,806	5,613,840
*	Freegold Ventures Ltd.	9,000	2,797
# *	Galiano Gold, Inc.	696,057	406,870
*	GoGold Resources, Inc.	180,275	278,783
* ††	Hanfeng Evergreen, Inc.	45,837	0
	Hudbay Minerals, Inc.	1,218,647	6,393,873
# *,*	IAMGOLD Corp.	2,880,515	7,852,695
# *	Imperial Metals Corp.	381,250	578,293
# *	Interfor Corp.	338,196	5,510,230
*	K92 Mining, Inc.	215,625	1,225,305
*	Karora Resources, Inc.	545,631	1,832,900
#	Labrador Iron Ore Royalty Corp.	316,969	7,505,000
# *,*	Largo, Inc.	70,585	366,075
# *	Lucara Diamond Corp.	1,635,773	617,273
	Lundin Gold, Inc.	279,197	3,259,881
#	Lundin Mining Corp.	261,482	1,776,104
# *	MAG Silver Corp.	125,976	1,596,116
*	Major Drilling Group International, Inc.	662,163	5,208,134
*	Mandalay Resources Corp.	463	899
# *	Marathon Gold Corp.	147,500	87,310
#	Methanex Corp.	329,880	15,350,023
	Neo Performance Materials, Inc.	23,955	164,486
*	New Gold, Inc.	3,310,305	3,600,554
# *	New Pacific Metals Corp.	1,200	3,228
	Newcrest Mining Ltd.	122,119	2,172,171
# *	Northern Dynasty Minerals Ltd.	76,877	18,487
*	OceanaGold Corp.	3,792,013	9,399,366
* ††	Orbite Technologies, Inc.	73,500	0
# *,*	Orla Mining Ltd.	391,061	1,855,780
	Osisko Gold Royalties Ltd.	924,022	14,608,129
*	Osisko Mining, Inc.	1,287,702	4,097,017
#	Pan American Silver Corp.	1,075,021	19,566,788
*	PolyMet Mining Corp.	64,208	137,300

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
*	Sabina Gold & Silver Corp.	1,485,214	$2,252,822
	Sandstorm Gold Ltd.	726,383	4,224,469
*	Seabridge Gold, Inc.	345,601	4,470,779
# *	SilverCrest Metals, Inc.	167,445	1,193,090
#	SSR Mining, Inc.	1,166,122	17,635,098
	Stelco Holdings, Inc.	247,737	9,594,195
	Stella-Jones, Inc.	302,188	11,579,960
# *	Taseko Mines Ltd.	1,642,585	2,722,449
*	Torex Gold Resources, Inc.	481,018	8,004,510
#	Transcontinental, Inc., Class A	455,253	4,726,008
* ††	Trevali Mining Corp.	255,929	0
	Triple Flag Precious Metals Corp.	39,113	584,148
*	Victoria Gold Corp.	23,206	153,848
# *	Wallbridge Mining Co. Ltd.	350,615	38,914
*	Wesdome Gold Mines Ltd.	716,108	4,101,129
*	Western Copper & Gold Corp.	27,900	50,784
	Western Forest Products, Inc.	1,982,984	1,643,316
	Winpak Ltd.	175,225	5,565,971
	Yamana Gold, Inc.	4,464,192	26,040,181

TOTAL MATERIALS			357,725,564

REAL ESTATE — (2.7%)
#	Altus Group Ltd.	244,093	10,365,148
	Bridgemarq Real Estate Services	53,069	574,865
#	Colliers International Group, Inc.	60,553	6,391,016
	DREAM Unlimited Corp., Class A	230,298	4,033,410
	Information Services Corp.	34,305	558,424
# *	Invesque, Inc.	191,266	191,266
*	Mainstreet Equity Corp.	31,349	3,035,738
	Melcor Developments Ltd.	55,340	492,389
	Morguard Corp.	23,184	1,779,584
# *	Real Matters, Inc.	214,866	775,839
#	StorageVault Canada, Inc.	157,554	715,784
	Tricon Residential, Inc.	1,307,133	10,135,511

TOTAL REAL ESTATE			39,048,974

UTILITIES — (6.1%)
*	Altius Renewable Royalties Corp.	4,704	30,072
#	Atco Ltd., Class I	386,851	12,399,841
	Boralex, Inc., Class A	500,730	15,246,052
#	Brookfield Infrastructure Corp., Class A	82,061	3,782,176
	Capital Power Corp.	687,087	21,169,295
	Innergex Renewable Energy, Inc.	748,951	8,135,109
*	Maxim Power Corp.	61,434	188,189
	Polaris Renewable Energy, Inc.	107,795	1,062,397
#	Superior Plus Corp.	951,902	7,846,236
	TransAlta Corp.	8,389	73,404
#	TransAlta Corp.	1,716,689	15,013,884
#	TransAlta Renewables, Inc.	551,780	5,078,907

TOTAL UTILITIES			90,025,562

TOTAL COMMON STOCKS			1,288,322,976

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
MATERIALS — (0.0%)
*	PolyMet Mining Corp.	64,208	$475

TOTAL INVESTMENT SECURITIES (Cost $1,118,313,106)			1,288,323,451

			Value†
SECURITIES LENDING COLLATERAL — (12.6%)
@ §	DFA Investment Trust Co.	16,062,659	185,764,648

TOTAL INVESTMENTS — (100.0%) (Cost $1,304,112,431)^^			$1,474,088,099

SA	Special Assessment
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Summary of the Series’ investments as of March 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$10,290,894	$3,451,003	—	$13,741,897
Consumer Discretionary	71,135,871	—	—	71,135,871
Consumer Staples	64,098,445	—	—	64,098,445
Energy	297,384,988	—	—	297,384,988
Financials	110,690,087	111,062	—	110,801,149
Health Care	26,194,311	22,645	—	26,216,956
Industrials	177,196,973	—	—	177,196,973
Information Technology	40,946,597	—	—	40,946,597
Materials	357,725,564	—	—	357,725,564
Real Estate	39,048,974	—	—	39,048,974
Utilities	90,025,562	—	—	90,025,562
Rights/Warrants
Materials	—	475	—	475
Securities Lending Collateral	—	185,764,648	—	185,764,648

TOTAL	$1,284,738,266	$189,349,833	—	$1,474,088,099

ORGANIZATION

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”) , whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At March 31, 2023, the Trust consisted of ten operational investment portfolios, of which five The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (collectively, the “Series”), are included in this document.

SECURITY VALUATION

The Series use a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisors) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL INSTRUMENTS

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments

Summarized below are the specific types of derivative instruments used by the Series.

2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Series deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum initial margin requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as variation margin and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At March 31, 2023, the total cost of securities for federal income tax purposes was:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Japanese Small Company Series	$2,864,922	—	—	—
The Asia Pacific Small Company Series	1,531,908	—	—	—
The United Kingdom Small Company Series	1,361,540	—	—	—
The Continental Small Company Series	4,666,843	—	—	—
The Canadian Small Company Series	1,340,955	—	—	—

RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occured during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Series’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminates the asset segregation framework previously used by the Series to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series began complying with the Derivatives Rule on August 19, 2022.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Series began complying with the Valuation Rule on August 1, 2022.

SUBSEQUENT EVENT EVALUATIONS

On March 10 and March 12, 2023, Federal Deposit Insurance Corporation (FDIC) named itself as the receiver of two banking institutions, Silicon Valley Bank (SVB) and Signature Bank (SB) respectively. As of March 10, 2023 the Series did not have material exposure to SVB or SB. The reported valuations as of January 31, 2023 may be impacted by current market conditions. Management is currently evaluating the effect on the Series.